As filed with the Securities and Exchange Commission on April 24, 2015
Commission File Nos.  333-81266
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 35	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 380	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 27, 2015 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®
Issued by
Jackson National Life Insurance Company of New York®  through
JNLNY Separate Account I
April 2 7 , 201 5

Effective September 30, 2002, this Perspective Focus Fixed and Variable Annuity is no longer available for purchase by non-natural Owners (entities) other than qualified plans and certain trusts.  Effective October 24, 2003, this Perspective Focus Fixed and Variable Annuity is no longer available for purchase.

The Contracts offered in this prospectus are the variable portions of individual flexible premium fixed and variable deferred annuity Contracts with:

1 Guaranteed Fixed Account, (with a guaranteed period of 1 year), which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York ("Jackson of NY®," "we" or "us"), as may be made available by us, or as may be otherwise limited by us;

99 Investment Divisions of JNLNY Separate Account I (the "Separate Account") each of which purchases shares of one Fund of JNL Series Trust ,  JNL Variable Fund LLC , or JNL Investors Series Trust, mutual funds with a full range of investment objectives:
JNL Series Trust

JNL/American Funds® Blue Chip Income and Growth Fund	JNL/Invesco Mid Cap Value Fund
JNL/American Funds Global Bond Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Ivy Asset Strategy Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan International Value Fund
JNL/American Funds International Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Institutional Alt 20 Fund	JNL/Lazard Emerging Markets Fund*
JNL Institutional Alt 35 Fund	JNL/Mellon Capital 10 x 10 Fund
JNL Institutional Alt 50 Fund	JNL/Mellon Capital Index 5 Fund
JNL Alt 65 Fund* (formerly, JNL Institutional	JNL/Mellon Capital Emerging Markets Index Fund
Alt 65 Fund)	JNL/Mellon Capital European 30 Fund
JNL/American Funds Balanced Allocation Fund	JNL/Mellon Capital Pacific Rim 30 Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Capital S&P 500 Index Fund
JNL/AQR Managed Futures Strategy Fund**	JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/BlackRock Commodity Securities Strategy Fund	JNL/Mellon Capital Small Cap Index Fund
JNL/BlackRock Global Allocation Fund	JNL/Mellon Capital International Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian
JNL/Capital Guardian Global Balanced Fund	Opportunities Index Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/Morgan Stanley Mid Cap Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Eagle SmallCap Equity Fund	JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/PIMCO Real Return Fund
JNL/Eastspring Investments China-India Fund	JNL/PIMCO Total Return Bond Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/PPM America Mid Cap Value Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Small Cap Value Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/PPM America Value Equity Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/Red Rocks Listed Private Equity Fund*
JNL/Franklin Templeton Small Cap Value Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund*	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/T. Rowe Price Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/WMC Balanced Fund
JNL/Invesco Global Real Estate Fund	JNL/WMC Money Market Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund

JNL/WMC Value Fund	JNL Variable Fund LLC
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Mellon Capital Nasdaq® 25 Fund
JNL/S&P Intrinsic Value Fund	JNL/Mellon Capital S&P® 24 Fund
JNL/S&P Total Yield Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/S&P Mid 3 Fund	JNL/Mellon Capital 25 Fund
JNL/S&P 4 Fund	JNL/Mellon Capital JNL 5 Fund
JNL/S&P Managed Conservative Fund	JNL/Mellon Capital Communications Sector Fund *
JNL/S&P Managed Moderate Fund	JNL/Mellon Capital Consumer Brands Sector Fund
JNL/S&P Managed Moderate Growth Fund	JNL/Mellon Capital Financial Sector Fund
JNL/S&P Managed Growth Fund	JNL/Mellon Capital Healthcare Sector Fund
JNL/S&P Managed Aggressive Growth Fund	JNL/Mellon Capital Oil & Gas Sector Fund
JNL Disciplined Moderate Fund	JNL/Mellon Capital Technology Sector Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

*Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund; and JNL/Red Rocks Listed Private Equity Fund stopped accepting allocations and/or transfers. Effective September 15, 2014, the Investment Division investing in the JNL/Mellon Capital Communications Sector Fund stopped accepting any additional allocations or transfers, but the Fund is available as an underlying Fund for a Fund of Funds.  Please see "Investment Divisions" on page 16 for more information.

** The JNL/AQR Managed Futures Strategy Investment Division is NOT available to new investors and will NOT accept any allocations or transfers. Please see "Investment Divisions" on page 16 for more information.

Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Funds are attached to this prospectus.

In addition, the following three Previously Offered Funds merged into the corresponding Currently Offered Funds effective April 27, 2015:

Previously Offered Funds	Currently Offered Funds
JNL/Mellon Capital Global Alpha Fund	JNL/AQR Managed Futures Strategy Fund
JNL/Mellon Capital Value Line® 30 Fund	JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital JNL 5 Fund

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your Contract. If the transfer is completed within 60 days following April 27, 2015, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

A base Contract designed to facilitate your retirement savings or other long-term investment purposes by permitting you to:

•	accumulate savings for your retirement on a tax-deferred basis during the accumulation phase on a fixed, variable, or fixed and variable basis;
•	receive income payments in the income phase on a fixed, variable or fixed and variable basis;
•	receive a basic death benefit, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us; and
•	have significant access to your Contract Values without incurring a withdrawal charge in the event of certain serious health-related emergencies.

A variety of optional features that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

•	1 type of optional death benefit;
•	a "Contract Enhancement" (under which we credit your Contract Values with 2% of each premium payment you make in the first Contract Year);
•
Guaranteed Minimum Withdrawal Benefits (that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)).  Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the Issue Date; and

•	a Guaranteed Minimum Income Benefit (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 Contract Years, subject to specific conditions).

This prospectus describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  Also, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

Please read this prospectus before you purchase a Contract.  It contains important information about the Contract that you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements.  You should keep this prospectus for future reference.

To learn more about the Perspective Focus Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated April 2 7 , 201 5 , by calling us at (800) 599-5651 or by writing us at:  Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan 48909-7813.  The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus.  The Table of Contents of the SAI appears at the end of this prospectus.  The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Focus Fixed and Variable Annuity or passed upon the adequacy of this prospectus.  It is a criminal offense to represent otherwise.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

TABLE OF CONTENTS
KEY FACTS	1
FEES AND EXPENSES TABLES	3
Owner Transaction Expenses	3
Periodic Expenses	4
Total Annual Fund Operating Expenses	8
EXAMPLE	14
CONDENSED FINANCIAL INFORMATION	14
THE ANNUITY CONTRACT	14
JACKSON OF NY	15
THE GUARANTEED FIXED ACCOUNT	15
THE SEPARATE ACCOUNT	16
INVESTMENT DIVISIONS	16
JNL Series Trust	17
JNL Investors Series Trust	29
JNL Variable Fund LLC	29
Voting Privileges	31
Substitution	31
CONTRACT CHARGES	31
Mortality and Expense Risk Charges	31
Annual Contract Maintenance Charge	32
Administration Charge	32
Transfer Charge	32
Withdrawal Charge	32
Contract Enhancement Charge	33
Contract Enhancement Recapture Charge	33
Guaranteed Minimum Income Benefit ("FutureGuard") Charge	34
7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus") Charge	34
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up ("SafeGuard Max") Charge	35
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge	35
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6") Charge	36
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5") Charge	36
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage") Charge	37
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent") Charge	37
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option") Charge	38
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB") Charge	38
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option") Charge	39
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom 6 GMWB") Charge	40
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom 6 GMWB With Joint Option") Charge	40
Optional Death Benefit Charge	41
Commutation Fee	41
Other Expenses	41
Premium Taxes	41
Income Taxes	41
DISTRIBUTION OF CONTRACTS	41
PURCHASES	43
Minimum Initial Premium	43
Minimum Additional Premiums	43
Maximum Premiums	43
Allocations of Premium	43
Optional Contract Enhancement	44
Capital Protection Program	44
Accumulation Units	45
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	45
Restrictions on Transfers: Market Timing	45
TELEPHONE AND INTERNET TRANSACTIONS	46
The Basics	46
What You Can Do and How	46
What You Can Do and When	46
How to Cancel a Transaction	47
Our Procedures	47
ACCESS TO YOUR MONEY	47
Waiver of Withdrawal and Recapture Charges for Extended Care	48
Guaranteed Minimum Withdrawal Benefit Considerations	48
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	48
7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus")	49
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up ("SafeGuard Max")	52
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5")	58
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6")	62
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5")	66
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage")	69
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent")	76
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option")	83
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB")	91
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option")	102
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom 6 GMWB")	113
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom 6 GMWB With Joint Option")	123
Systematic Withdrawal Program	133
Suspension of Withdrawals or Transfers	133
INCOME PAYMENTS (THE INCOME PHASE)	133
Variable Income Payments	134
Income Options	134
Guaranteed Minimum Income Benefit ("FutureGuard")	135
DEATH BENEFIT	137
Basic Death Benefit	137
Optional Death Benefit	138
Maximum Anniversary Value Death Benefit	138
Special Spousal Continuation Option	138
Death of Owner On or After the Income Date	139
Death of Annuitant	139
TAXES	139
Contract Owner Taxation	139
Tax-Qualified and Non-Qualified Contracts	139
Non-Qualified Contracts – General Taxation	139
Non-Qualified Contracts – Aggregation of Contracts	139
Non-Qualified Contracts – Withdrawals and Income Payments	139
Non-Qualified Contracts – Required Distributions	140
Tax-Qualified Contracts – Withdrawals and Income Payments	140
Withdrawals – Tax-Sheltered Annuities	140
Withdrawals – Roth IRAs	140
Constructive Withdrawals – Investment Adviser Fees	141
Extension of Latest Income Date	141
Death Benefits	141
IRS Approval	141
Assignment	141
Diversification	141
Owner Control	141
Withholding	141
Jackson of NY Taxation	142
OTHER INFORMATION	142
Dollar Cost Averaging	142
Earnings Sweep	142
Rebalancing	142
Free Look	142
Advertising	143
Modification of Your Contract	143
Confirmation of Transactions	143
Legal Proceedings	143
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION	144
APPENDIX A (Trademarks, Service Marks, and Related Disclosures)	A-1
APPENDIX B (Broker-Dealer Support)	B-1
APPENDIX C (Contract Enhancement Recapture Charges)	C-1
APPENDIX D (GMWB Prospectus Examples)	D-1
APPENDIX E (Accumulation Unit Values)	E-1

KEY FACTS

The Annuity Contract	Your Contract permits you to accumulate your Contract Values

•
on a fixed basis through allocations to our Guaranteed Fixed Account (with guaranteed period of 1 year), as may be made available by us, or as may be otherwise limited by us.  There may be periods when we do not offer any Guaranteed Fixed Account, or impose special transfer requirements on the Guaranteed Fixed Account, or

•
on a variable basis, by allocations to one or more of the investment divisions of our Separate Account (the "Investment Divisions").  (We refer to the Guaranteed Fixed Account and the Investment Divisions together as "Allocation Options").

Regardless of which Allocation Option(s) you select, investment earnings on your premiums for non-qualified Contracts will be tax deferred.  Tax deferral on qualified Contracts is derived from their status as qualified Contracts.  See "Taxes" for information on the tax treatment of investment earnings.  Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a death benefit during the accumulation phase (when you make premium payments to us) and a variety of income options during the income phase (when we make income payments to you).  We generally will not issue a Contract to anyone over age 90.

Optional Features	Optional features of your Contract include:

•
an Optional Death Benefit Endorsement that permits you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses;

•
a Contract Enhancement Endorsement (a credit to your Contract Value from our general account equal to 2% of your premium payments in the first Contract Year) that provides net Contract Value benefits under selected circumstances.  See "Optional Contract Enhancement" at page 44 below;

•	Guaranteed Minimum Withdrawal Benefits ("GMWB")(that permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue (availability may be limited to the Issue Date), the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)); and

•
a Guaranteed Minimum Income Benefit ("GMIB")(guarantees a minimum fixed income benefit under certain life contingent options after a period of at least seven Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase).

Allocation Options	You may not allocate your Contract Values to more than 99 Allocation Options, at any one time. Each Investment Division invests in a single Fund (investment portfolio) of an underlying mutual fund.

Purchases	Under most circumstances, you must make an initial premium payment of at least $10,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). We reserve the right to refuse initial and any or all subsequent premium payments. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

Access to Your Money	During the accumulation phase, there are a number of ways to take money out of your Contract, generally subject to a charge or adjustment. We may deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

Income Payments	You may choose to receive regular income payments from us (most typically, when you retire). During this "income phase," you have the same variable allocation options as during the accumulation phase.

Death Benefit	If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit of at least the greater of your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary or the total premiums you have paid since your Contract was issued, minus prior withdrawals (including any applicable charges), annual contract maintenance charges, transfer charges, any applicable charges due under any endorsement and premium taxes. All adjustments to the Net Premiums will occur at the time of the transaction and all amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

Free Look	If you cancel your Contract within 20 days after receiving it, we will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the premium allocated to the Guaranteed Fixed Account, minus any withdrawals from the Guaranteed Fixed Account, and Contract Enhancement recapture charge attributable to the Contract Enhancement Endorsement as of the date we receive your request or the date the Contract is returned to your selling agent.

Taxes	Under the Internal Revenue Code, you generally will not be taxed on the earnings on your Contract Value until you make a withdrawal (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.

Expenses	Your Contract has insurance features and investment features, and there are costs related to each. If you select any one of our GMWBs, Jackson of NY deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see "Contract Charges." Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Tables:

FEES AND EXPENSES TABLES
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer contract value between Allocation Options.  State premium taxes may also be deducted.

Owner Transaction Expenses

Maximum Withdrawal Charge [1]
Percentage of premium withdrawn, if applicable	8%

Maximum Contract Enhancement Recapture Charge [2]
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	2%

Commutation Fee:  Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Transfer Charge [3]
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge [4]	$22.50

[1]	Withdrawal charges are deducted: on the Income Date if that date is within 13 months of the issue date; upon partial withdrawals in excess of free withdrawal amounts; upon withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; upon withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; and upon total withdrawals.

Completed Years Since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

[2]	Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals.

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge	2%	1.5%	0.75%	0%

[3]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and rebalancing transfers.

[4]	When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge	$30 [5]

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions	1.65%

Mortality And Expense Risk Charge 1.50% [6]

Administration Charge 0.15% [7]

Total Separate Account Annual Expenses for Base Contract	1.65% [8]

Optional Endorsements - The following optional endorsement charges are based on average account value: the 2% Contract Enhancement and the Maximum Anniversary Value Death Benefit.  Please see footnotes 11 - 21 for those charges that are not based on average account value.

A variety of Optional Endorsements to the Contract are available. You may select one of each grouping below. [9]

2% Contract Enhancement Maximum Annual Charge [10]	0.65%

Guaranteed Minimum Income Benefit Maximum Annual Charge ("FutureGuardSM") [11]	0.30%
7% Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge (no longer offered as of March 31, 2008)("SafeGuard 7 Plus®") [12]	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)("SafeGuard Max®") [13]	0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) ("AutoGuard 5SM") [14]	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) ("AutoGuard 6SM") [15]	1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) ("MarketGuard 5®") [16]	0.51%
5% For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard AdvantageSM") [17]	1.50%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard AscentSM") [18]	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard AscentSM With Joint Option") [19]	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)("LifeGuard Freedom® GMWB") [20]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)("LifeGuard Freedom® GMWB With Joint Option") [21]	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) ("LifeGuard Freedom 6® GMWB") [22]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) ("LifeGuard Freedom 6® GMWB With Joint Option") [23]	1.86%

Maximum Anniversary Value Death Benefit Maximum Annual Charge	0.15%

[5]	This charge is only imposed if your Contract Value is less than $50,000 on the date when the charge is assessed.

[6]	Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Mortality and Expense Risk Charge will be 1.30%.

[7]	If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

[8]	Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Total Separate Account Annual Expenses will be 1.45%.

[9]	Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

[10]	This charge is only deducted for the first three Contract Years.

11   On a calendar quarter basis, the charge is 0.075% of the GMIB Benefit Base.  The GMIB Benefit Base is the greater of (a) or (b), where:

(a) Generally equals all premiums you have paid, subject to certain adjustments; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Account on a pro rata basis.  When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units.  The GMIB Benefit Base is defined beginning on page 135 below.

[12]	0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. The charge is expressed as an annual percentage and depends on:

●    When the endorsement is added to the Contract.
●    The endorsement's availability – on and after, or before January 17, 2006, or before February 23, 2005.
●    The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●    The frequency of deduction – monthly, or daily.

The below tables have the maximum and current charges.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.

For Contracts to which this endorsement is added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this endorsement is added before February 23, 2005, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

7% GMWB
Endorsement's Availability	On and after January 17, 2006	Before January 17, 2006	Before February 23, 2005
Maximum Annual Charge	0.75%	0.70%	0.70%
Current Annual Charge	0.51%	0.40%	0.35% 0.55% upon step-up
Charge Basis	GWB	Investment Divisions	Investment Divisions
Charge Frequency	Monthly	Daily	Daily

For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 34.  For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 49.

[13]	The current charge is 0.0375% of the GWB, which is 0.45% of the GWB on an annual basis, subject to a maximum annual charge of 0.81% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 52.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.

[14]	The current charge is 0.055% of the GWB, which is 0.66% of the GWB on an annual basis, subject to a maximum annual charge of 1.47% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 58.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.

[15]	The current charge is 0.0725% of the GWB, which is 0.87% of the GWB on an annual basis, subject to a maximum annual charge of 1.62% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.

[16]	The current charge is 0.0175% of the GWB, which is 0.21% of the GWB on an annual basis, subject to a maximum annual charge of 0.51% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 66.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.

[17]	1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below table has the maximum and current charges for all age groups.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum	Current
Ages45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.17%÷12	0.72%÷12
55 – 59	1.50%÷12	0.96%÷12
60 – 64	1.50%÷12	0.96%÷12
65 – 69	1.50%÷12	0.96%÷12
70 – 74	0.90%÷12	0.57%÷12
75 – 80	0.66%÷12	0.42%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see "5% For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 37.  For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 69.

[18]	The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 37.  For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 76.

[19]	The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 38.  For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 83.

[20]	The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 38.  For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 91.

[21]	The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 39.  For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 100.

[22]	The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 40. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 113.

[23]	The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 40.  For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up" beginning on page 123.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.5 5%

Maximum: 2. 18%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC® ("JNAM"), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth	1.08% A	0.20% A,J	0.18% A, G	0.00%	1.46% A	0.43% B,J	1.03% A,B,J
JNL/American Funds Global Bond	1.23% A	0.20% A,J	0.19% A, G	0.00%	1.62% A	0.50% B,J	1.12% A,B,J
JNL/American Funds Global Small Capitalization	1.45% A	0.20% A,J	0.19% A, G	0.00%	1.84% A	0.55% B,J	1.29% A,B,J
JNL/American Funds Growth-Income	0.94% A	0.20% A,J	0.18% A, G	0.00%	1.32% A	0.35% B,J	0.97% A,B,J
JNL/American Funds International	1.35% A	0.20% A,J	0.19% A, G	0.00%	1.74% A	0.55% B,J	1.19% A,B,J
JNL/American Funds New World	1.77% A	0.20% A,J	0.21% A, G	0.00%	2.18% A	0.75% BJ	1.43% A,B,J
JNL/DFA U.S. Core Equity	0.59%	0.20%	0.10% F	0.00%	0.89%	0.09% C	0.80% C
JNL/Franklin Templeton Global Multisector Bond	0.73%	0.20%	0.15% G	0.02%	1.10%	0.03% C	1.07% C
JNL/Goldman Sachs Emerging Markets Debt	0.71%	0.20%	0.16% G	0.01%	1.08%	0.01% C	1.07% C
JNL/Goldman Sachs Mid Cap Value	0.70%	0.20%	0.11% F	0.00%	1.01%	0.02% C	0.99% C
JNL/Invesco Small Cap Growth	0.82%	0.20%	0.10% F	0.01%	1.13%	0.01% C	1.12% C
JNL/Mellon Capital S&P 500 Index	0.24%	0.20%	0.12% F	0.00%	0.56%	0.01% C	0.55% C
JNL/T. Rowe Price Value	0.61%	0.20%	0.10% F	0.00%	0.91%	0.00% C	0.91% C
JNL/WMC Money Market	0.26%	0.20%	0.10% F	0.00%	0.56%	0.38% D	0.18% D

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Institutional Alt 20	0.11%	0.00%	0.06% E	0.95%	1.12%
JNL Institutional Alt 35	0.11%	0.00%	0.05% E	1.04%	1.20%
JNL Institutional Alt 50	0.11%	0.00%	0.05% E	1.14%	1.30%
JNL Alt 65	0.14%	0.00%	0.05% E	1.23%	1.42%
JNL/American Funds Balanced Allocation	0.30%	0.20% J	0.15% G	0.47%	1.12% J
JNL/American Funds Growth Allocation	0.30%	0.20% J	0.15% G	0.50%	1.15%
JNL/AQR Managed Futures Strategy	0.95%	0.20%	0.21% H	0.10%	1.46%
JNL/BlackRock Commodity Securities Strategy	0.62%	0.20%	0.15% G	0.00%	0.97%
JNL/BlackRock Global Allocation	0.72%	0.20%	0.15% G	0.00%	1.07%
JNL/BlackRock Large Cap Select Growth	0.61%	0.20%	0.11% F	0.00%	0.92%
JNL/Brookfield Global Infrastructure and MLP	0.79%	0.20%	0.16% G	0.01%	1.16%
JNL/Capital Guardian Global Balanced	0.65%	0.20%	0.16% G	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.72%	0.20%	0.15% G	0.01%	1.08%
JNL/Eagle SmallCap Equity	0.67%	0.20%	0.10% F	0.00%	0.97%
JNL/Eastspring Investments Asia ex-Japan	0.90%	0.20%	0.17% G	0.00%	1.27%
JNL/Eastspring Investments China-India	0.90%	0.20%	0.21% H	0.00%	1.31%
JNL/Franklin Templeton Founding Strategy	0.00%	0.00%	0.05% E	0.99%	1.04%
JNL/Franklin Templeton Global Growth	0.65%	0.20%	0.15% G	0.01%	1.01%
JNL/Franklin Templeton Income	0.62%	0.20%	0.10% F	0.01%	0.93%
JNL/Franklin Templeton International Small Cap Growth	0.95%	0.20%	0.16% G	0.01%	1.32%
JNL/Franklin Templeton Mutual Shares	0.72%	0.20%	0.11% F	0.01%	1.04%
JNL/Franklin Templeton Small Cap Value	0.77%	0.20%	0.11% F	0.01%	1.09%
JNL/Goldman Sachs Core Plus Bond	0.58%	0.20%	0.10% F	0.01%	0.89%
JNL/Goldman Sachs U.S. Equity Flex	0.80%	0.20%	0.93% G	0.01%	1.94%
JNL/Invesco Global Real Estate	0.70%	0.20%	0.15% G	0.00%	1.05%
JNL/Invesco International Growth	0.62%	0.20%	0.16% G	0.01%	0.99%
JNL/Invesco Large Cap Growth	0.66%	0.20%	0.10% F	0.00%	0.96%
JNL/Invesco Mid Cap Value	0.68%	0.20%	0.11% F	0.01%	1.00%
JNL/Ivy Asset Strategy	0.84% I	0.20%	0.15% G	0.00%	1.19%
JNL/JPMorgan International Value	0.65%	0.20%	0.15% G	0.00%	1.00%
JNL/JPMorgan MidCap Growth	0.64%	0.20%	0.10% F	0.00%	0.94%
JNL/JPMorgan U.S. Government & Quality Bond	0.39%	0.20%	0.10% F	0.01%	0.70%
JNL/Lazard Emerging Markets	0.87%	0.20%	0.15% G	0.00%	1.22%
JNL/Mellon Capital European 30	0.30%	0.20%	0.21% H	0.00%	0.71%
JNL/Mellon Capital Pacific Rim 30	0.31%	0.20%	0.21% H	0.00%	0.72%
JNL/Mellon Capital S&P 400 MidCap Index	0.25%	0.20%	0.12% F	0.00%	0.57%
JNL/Mellon Capital Small Cap Index	0.25%	0.20%	0.10% F	0.00%	0.55%
JNL/Mellon Capital International Index	0.25%	0.20%	0.17% G	0.00%	0.62%
JNL/Mellon Capital Bond Index	0.27%	0.20%	0.10% F	0.01%	0.58%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index	0.32%	0.20%	0.18% G	0.00%	0.70%
JNL/Mellon Capital Emerging Markets Index	0.38%	0.20%	0.18% G	0.00%	0.76%
JNL/Mellon Capital Index 5	0.00%	0.00%	0.05% E	0.58%	0.63%
JNL/Mellon Capital 10 x 10	0.00%	0.00%	0.05% E	0.61%	0.66%
JNL/Morgan Stanley Mid Cap Growth	0.75%	0.20%	0.15% G	0.01%	1.11%
JNL/Neuberger Berman Strategic Income	0.60%	0.20%	0.15% G	0.04%	0.99%
JNL/Oppenheimer Global Growth	0.63%	0.20%	0.16% G	0.00%	0.99%
JNL/PIMCO Real Return	0.49%	0.20%	0.17% F	0.00%	0.86%
JNL/PIMCO Total Return Bond	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/PPM America Floating Rate Income	0.61%	0.20%	0.17% G	0.01%	0.99%
JNL/PPM America High Yield Bond	0.43%	0.20%	0.11% F	0.02%	0.76%
JNL/PPM America Mid Cap Value	0.75%	0.20%	0.11% F	0.00%	1.06%
JNL/PPM America Small Cap Value	0.75%	0.20%	0.11% F	0.00%	1.06%
JNL/PPM America Value Equity	0.55%	0.20%	0.10% F	0.00%	0.85%
JNL/Red Rocks Listed Private Equity	0.81%	0.20%	0.16% G	0.78%	1.95%
JNL/T. Rowe Price Established Growth	0.56%	0.20%	0.10% F	0.00%	0.86%
JNL/T. Rowe Price Mid-Cap Growth	0.70%	0.20%	0.11% F	0.00%	1.01%
JNL/T. Rowe Price Short-Term Bond	0.40%	0.20%	0.11% F	0.00%	0.71%
JNL/WMC Balanced	0.43%	0.20%	0.11% F	0.01%	0.75%
JNL/WMC Value	0.47%	0.20%	0.11% F	0.00%	0.78%
JNL/S&P Managed Conservative	0.09%	0.00%	0.06% E	0.85%	1.00%
JNL/S&P Managed Moderate	0.09%	0.00%	0.05% E	0.88%	1.02%
JNL/S&P Managed Moderate Growth	0.08%	0.00%	0.06% E	0.91%	1.05%
JNL/S&P Managed Growth	0.09%	0.00%	0.05% E	0.93%	1.07%
JNL/S&P Managed Aggressive Growth	0.09%	0.00%	0.06% E	0.94%	1.09%
JNL Disciplined Moderate	0.10%	0.00%	0.05% E	0.74%	0.89%
JNL Disciplined Moderate Growth	0.10%	0.00%	0.05% E	0.70%	0.85%
JNL Disciplined Growth	0.12%	0.00%	0.05% E	0.68%	0.85%
JNL/S&P Competitive Advantage	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Intrinsic Value	0.36%	0.20%	0.11% F	0.00%	0.67%
JNL/S&P Total Yield	0.37%	0.20%	0.10% F	0.00%	0.67%
JNL/S&P Mid 3	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/S&P 4	0.00%	0.00%	0.05% E	0.67%	0.72%
JNL Variable Fund LLC
JNL/Mellon Capital Nasdaq® 25	0.29%	0.20%	0.19% G	0.00%	0.68%
JNL/Mellon Capital S&P® 24	0.28%	0.20%	0.18% G	0.00%	0.66%
JNL/Mellon Capital 25	0.28%	0.20%	0.16% G	0.00%	0.64%
JNL/Mellon Capital JNL 5	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital S&P® SMid 60	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Communications Sector	0.31%	0.20%	0.17% G	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Healthcare Sector	0.28%	0.20%	0.17% G	0.00%	0.65%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.17% G	0.00%	0.65%
JNL/Mellon Capital Technology Sector	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL Investors Series Trust
JNL/PPM America Total Return	0.50%	0.20%	0.11% F	0.01%	0.82%

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.40%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.42%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.78%.

B	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D	JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

E	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

F	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

G	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

H	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

I            Management Fees have been restated to reflect a change in the management fee rate effective September 15, 2014.

J	Distribution and/or services (12b-1 fees) and contractual fee waivers have been restated to reflect a change in the fee rates effective April 27, 2015.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes the maximum Fund fees and expenses and the cost if you select the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,6 73	$2,6 58	$3, 13 3	$ 5,895

If you annuitize at the end of the applicable time period (no additional fees upon annuitization):

1 year *	3 years	5 years	10 years
$1,6 73	$2, 028	$3, 13 3	$ 5,895

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$6 73	$ 1,983	$3, 13 3	$ 5,895

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The financial statements of the Separate Account and Jackson of NY and information about the values of all accumulation units constitute the condensed financial information.  Information about the values of Accumulation Units for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix E.  Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information.  The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units.  Information about the Separate Account charges and charges for optional endorsements can be found in the "Periodic Expenses" tables above.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is at the beginning of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a Contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90.  You may allocate your Contract Value to:

•	our Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, or

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  An assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Jackson of NY Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity contract.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995.  Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577.  We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).  Prudential plc is also the ultimate parent of PPM America, Inc. and Eastspring Investments (Singapore) Limited, each a sub-adviser for certain of the Funds ; and Jackson National Asset Management, LLC ("JNAM"), the Funds' investment adviser and administrator.  JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  JNAM is located at 225 West Wacker Drive, Chicago, IL  60606.

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner; the number and type of Contracts issued to each Owner; and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE GUARANTEED FIXED ACCOUNT

Contract value that you allocate to the Guaranteed Fixed Account will be placed with other assets in our general account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Guaranteed Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it.  Disclosures regarding the Guaranteed Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of the Guaranteed Fixed Account, and transfers into and out of the Guaranteed Fixed Account, may be subject to contractual and administrative requirements.  Accordingly, before purchasing a Contract, you should consult your Jackson of NY representative with respect to the current availability of Guaranteed Fixed Account and its limitations.

The Guaranteed Fixed Account, if available, offers a minimum interest rate that we guarantee for a one-year period.  We guarantee principal and interest of any Contract Values while they are allocated to the Guaranteed Fixed Account only if amounts allocated to the account are not withdrawn until the end of the one-year duration.  The value of the Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than your premium payments (minus any applicable premium tax) and transfers allocated to the Guaranteed Fixed Account, minus transfers, withdrawals and charges from the Guaranteed Fixed Account, accumulated at 3% per year, minus any withdrawal charges or any tax due.  Your Contract contains a more complete description of the Guaranteed Fixed Account, as supplemented by our administrative requirements relating to transfers.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term "Commodity Pool Operator" under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 99 Allocation Options at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL/American Funds® Balanced Allocation
JNL/American Funds Growth Allocation
JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital 10 x 10
JNL/Mellon Capital Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

Important information regarding the following closed Investment Divisions :
As of August 29, 2011 ("the Effective Date"), the Investment Divisions investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) ; and JNL/Red Rocks Listed Private Equity Fund stopped accepting any additional allocations or transfers.  Additionally, as of September 15, 2014 ("the Effective Date"), the JNL/Mellon Capital Communications Sector Investment Division stopped accepting any additional allocations or transfers.  These Investment Divisions are collectively referred to as the "Divisions" .   If as of the applicable Effective Date you had an automatic program, such as Dollar Cost Averaging, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to include the Divisions under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program . The Divisions are not available for any new or revised allocation instructions under any automatic program.  If you have allocation instructions for future Premium payment s  on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, a ll such allocations to any of the Divisions prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Money Market Investment Division. Y our representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Money Market Investment Division to any other available i nvestment option .  Amounts invested in any of the Divisions as of the applicable Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Blue Chip Income and Growth Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM ("Master Fund"). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Global Bond Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM ("Master Fund"). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM ("Master Fund"). The Master Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM ("Master Fund"). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other securities that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends.  The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM ("Master Fund"). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® ( "Master Fund"). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds ("Underlying Funds") that invest primarily in equity and fixed income securities.  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust are available as Underlying Funds.  The Fund allocates approximately 80% of its assets to traditional investment categories and approximately 20% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential.   As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds ("Underlying Funds") that invest primarily in equity and fixed income securities.  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust are available as Underlying Funds.  The Fund allocates approximately 65% of its assets to traditional investment categories and approximately 35% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential.   As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds ("Underlying Funds") that invest primarily in equity and fixed income securities.  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust are available as Underlying Funds.  The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential.   As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Alt 65 Fund  (formerly, JNL Institutional Alt 65 Fund)  (Please Note:  The Investment Division investing in the JNL Alt 65 Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds ("Underlying Funds") that invest primarily in equity and fixed income securities.  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust are available as Underlying Funds.  The Fund allocates approximately 35% of its assets to traditional investment categories and approximately 65% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential.   As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL/American Funds® Balanced Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds ("Underlying Funds").  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® ("AFIS").  Not all Funds of AFIS are available as Underlying Funds.  Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily in fixed income securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds ("Underlying Funds").  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® ("AFIS").  Not all Funds of AFIS are available as Underlying Funds.  Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed income securities.

JNL/AQR Managed Futures Strategy Fund (Please Note:  The Investment Division investing in the JNL/AQR Managed Futures Strategy Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps.  Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Commodity Securities Strategy Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC and BlackRock International Limited )
Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.
Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50%-75% of its assets in the "Natural Resources Strategy," and 25%-50% of its assets in the "Commodity Strategy."  The "Natural Resources Strategy" will focus on companies active in the extraction, production, and processing of commodities and raw materials. The "Commodity Strategy" will focus on investments in commodity securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world.  Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund's net assets may be invested in foreign equity securities.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies.  Under normal market conditions, the Fund will invest at least 80% of its net assets in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange.  MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural gas.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)
Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed income securities of U.S. and non-U.S. issuers.  The Fund's neutral position is a blend of 65% equities and 35% fixed income, but may allocate 55% to 75% of the Fund's assets to equity securities and 25% to 45% of the Fund's assets to fixed income securities.  The Fund may also invest in debt securities of developing country (emerging market) issuers.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)
Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.  The Fund may also invest in equity securities of developing country (emerging market) issuers.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies.  The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe.  The percentage by which the Fund's allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.  The range by which the Fund's percentage allocation to all securities as compared to the U.S. universe may be modified after considering other factors the Sub-Adviser determines to be appropriate.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000® Index.  The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

JNL/Eastspring Investments Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)
Seeks long-term total return by investing under normal circumstances at least 80% of its assets in equity and equity-related securities of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.  Consistent with the Fund's objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.

JNL/Eastspring Investments China-India Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)
Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India. Consistent with the Fund's objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Growth Fund; and , JNL/Franklin Templeton Mutual Shares Fund ("Underlying Funds"). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets.  The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest  at least 80% of its assets in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide.  The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.  The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of investments  of smaller international companies, located outside of the U.S., including those of emerging or developing markets. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index and All Country World exUS Small Cap Index.  The Fund may, from time to time, have significant investments in a particular sector or country.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets in investments of small-capitalization companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase.  The Fund invests primarily in common stocks.  The Fund may invest up to 25% of its total assets in foreign securities.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund's assets among certain segments of the fixed income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note:  The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Midcap® Value Index and Russell 2500 Value Index.  The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities denominated in foreign currencies.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.  In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the Sub-Adviser believes are more likely to outperform the index, and will take short positions in securities the Sub-Adviser believes will underperform the index.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities.  The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S.  The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/Invesco Mid Cap Value Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks total return through growth of capital by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)
Seeks to provide total return by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets located around the globe, as well as investments in derivative instruments, precious metals and investments with exposure to various foreign currencies.  The Fund may invest up to 100% of its total assets in foreign securities.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies. The Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund may also invest in the equity securities of companies in developing countries or "emerging markets."

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company's shares.  The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.  The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note:  The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.  The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund's investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:
➢	50% in the JNL/Mellon Capital JNL 5 Fund;
➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital International Index Fund; and
➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:
➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital International Index Fund; and
➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index ("Index"), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies. Under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities in order to provide long-term growth of capital.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Morgan Stanley Capital International ("MSCI") Europe Australia Far East ("EAFE") Index.  The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed income investments.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Dow Jones U.S. Contrarian Opportunities Index.  The Fund is constructed to mirror the Dow Jones U.S. Contrarian Opportunities Index to systematically measure the performance of stocks that lag behind the broader market in terms of recent performance, but that outrank their peers based on fundamentals-based and other qualitative criteria.

JNL/Morgan Stanley Mid Cap Growth Fund
Jackson National Asset Management, LLC (and Morgan Stanley Investment Management Inc.)
Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of mid cap companies, primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.  Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to provide a high level of current income by investing , under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.   Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments may be used for the purpose of satisfying the 80% minimum investment requirement.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments.  Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed income investments may be used for the purpose of satisfying the 80% minimum investment requirement.  The Fund may also invest in securities of foreign issuers.  To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index ("Index") under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index ("Index") under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies.  Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index ("Index") under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund (Please Note:  The Investment Division investing in the JNL/Red Rocks Listed Private Equity Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)
Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital and increasing dividend income by investing generally in common stocks of large-capitalization companies. The Sub-Adviser seeks investments in companies with one or more of the following characteristics:  strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies.  The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.  Income is a secondary objective.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is typically 60-70% of its assets in equities and 30-40% in fixed income securities, including cash and cash equivalents.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).  The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, believed to have superior profitability, as measured by return on invested capital, and trade a relatively attractive valuations .  In selecting companies, Standard & Poor's Investment Advisory Services LLC looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have attractive dividend yields and strong capital structures as determined by Standard & Poor's Investment Advisory Services LLC .  The companies with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500 , with approximately equal exposure to each sector .

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC, companies that generate strong free cash flows and sell at relatively attractive valuations .

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that generate positive cash flow and have a strong track record, as determined by the Sub-Adviser, of returning cash to investors, such as through dividends, share repurchases or debt retirement .

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies.  The Fund invests approximately 1/3 of its net assets in the following strategies:
➢	MID Competitive Advantage Strategy;
➢	MID Intrinsic Value Strategy; and
➢	MID Total Equity Yield Strategy.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:
➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class A Shares of a diversified group of other Funds ("Underlying Funds"), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class A Shares of a diversified group of other Funds ("Underlying Funds"), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds ("Underlying Funds"), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds ("Underlying Funds"), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class A Shares of a diversified group of other Funds ("Underlying Funds"), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-40% to Underlying Funds that invest primarily in fixed income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Investors Series Trust

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management.  Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.  The Fund may also invest in derivative instruments.

JNL Variable Fund LLC

JNL/Mellon Capital Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return by investing in the common stocks of the 25 companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on a specific date each year.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on a specific date each year.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on five different specialized strategies:
➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Communications Sector Fund (Please Note:  The Investment Division investing in the JNL/Mellon Capital Communications Sector Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.  The Funds described are available only through variable annuity Contracts issued by Jackson of NY.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust ,  the JNL Variable Fund LLC , and the JNL Investors Series Trust carefully before investing.  Additional Investment Divisions may be available in the future.  The prospectuses for the JNL Series Trust ,  the JNL Variable Fund LLC , and the JNL Investors Series Trust are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813 or by visiting www.jackson.com.

Voting Privileges.  To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution.  We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges.  Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense charges.  On an annual basis, these charges equal 1.50% of the average daily net asset value of your allocations to the Investment Divisions for the first six years.  Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, these charges will equal 1.30% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Guaranteed Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner's death; and

•	to provide both basic and optional death benefits prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges.  Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

Annual Contract Maintenance Charge.  During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date (the date your Contract was issued).  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Guaranteed Fixed Account based on the proportion their respective value bears to the Contract Value.

We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge.  Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Guaranteed Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.  If the initial premium equals $1,000,000 or more, we will waive the administration charge.  However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

Transfer Charge.  You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge.  At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least three years without being withdrawn), plus

•	earnings (excess of Contract Value in the Allocation Options over remaining premium in these Options)

•	additional free withdrawal
o
during each Contract Year, 10% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an excess interest adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings.  Any withdrawals that are necessary to satisfy the minimum distribution requirements by the Internal Revenue Code are counted as part of the additional free withdrawal percentage.

We will deduct a withdrawal charge on:

•	partial withdrawals in excess of the free withdrawal amount, or

•	withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity, or

•	total withdrawals.

The amount of the withdrawal charge deducted varies (depending on how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years Since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

Completed years are 12-month periods starting with the date of the premium payment.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note:  Withdrawals under a non-qualified Contract will be taxable on an "income first" basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

•	income payments during your Contract's income phase (if that date is at least 13 months after the Issue Date);

•	death benefits;

•
withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or

•	withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

Contract Enhancement Charge.  If you select the Contract Enhancement, then for a period of three Contract Years a charge that equals 0.65% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions will be charged.  This charge is also assessed against any amounts you have allocated to the Guaranteed Fixed Account, resulting in a credited interest rate of 0.65%, less than the annual credited interest rate that would apply to the Guaranteed Fixed Account if the Contract Enhancement had not been elected.  However, the annual credited interest rate, assuming no withdrawals, will never be less than 3%.

Contract Enhancement Recapture Charge.  If you select the Contract Enhancement and then make a partial or total withdrawal from your Contract in the first three years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments.  The amounts of these charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge (2% Credit)	2%	1.5%	0.75%	0%

Completed years are 12-month periods starting with the date of the premium payment.

Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of the free withdrawal amount, upon total withdrawals and if the Contract is returned during the free look period.  We do not deduct the recapture charge from amounts applied to an income option on the Income Date.

We do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	withdrawals taken under your Contract's free withdrawal provisions;

•	withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

•	withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account if you need extended hospital or nursing home care as provided in your Contract; or

•	income payments paid during the income phase.

Corresponding premium is premium allocated to the Investment Division and/or Fixed Account during the first Contract Year that has received a Contract Enhancement.

Guaranteed Minimum Income Benefit ("FutureGuard") Charge.  If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay 0.075% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base (0.30% annually).  This charge is deducted from the Contract Value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction.  The first GMIB charge will be deducted on a pro rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date.  The actual deduction of the charge will be reflected in your quarterly statement.  The GMIB Benefit Base is explained on page 136 below.  You should be aware that the GMIB charge will be deducted even if you never use the benefit and it only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus") Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 49.  The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Monthly	Monthly
0.75%	0.51% ÷ 12

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB is added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB is added before February 23, 2005, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction will be reflected in your quarterly statement.  We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to be sure about the charge in your state, or contact us at the Jackson of NY Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 49.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up ("SafeGuard Max") Charge.  If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually).  We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 52.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up – subject to a maximum charge of 0.81% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 52.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge.  If you select the 5% GMWB With Annual Step-Up you will pay 0.055% of the GWB each Contract month (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 58.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).  We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.47% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 58.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6") Charge.  If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).  We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.62% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 62.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5") Charge.  If you select the 5% GMWB without Step-Up, you will pay 0.0175% each Contract month of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 66.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division.  With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).  We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, or, subject to a maximum charge of 0.51% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 66.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage") Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 69.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the annuitant's age.  (With joint annuitants, the charge is based on the older annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	1.02% ÷ 12	0.57% ÷ 12
50 – 54	1.17% ÷ 12	0.72% ÷ 12
55 – 59	1.50% ÷ 12	0.96% ÷ 12
60 – 64	1.50% ÷ 12	0.96% ÷ 12
65 – 69	1.50% ÷ 12	0.96% ÷ 12
70 – 74	0.90% ÷ 12	0.57% ÷ 12
75 – 80	0.66% ÷ 12	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 74.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 69.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent") Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0725% (0.87% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 76.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.50% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 82.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option") Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0875% (1.05% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 83.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 90.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 83.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB") Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 91.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 99.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 91.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option") Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 102.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 110.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 102.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom 6 GMWB") Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 113.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 120.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 113.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom 6 GMWB With Joint Option") Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 123.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.  We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 131.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 123.  Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Optional Death Benefit Charge.  There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select an optional death benefit in place of the basic death benefit.  If you select the Maximum Anniversary Value Death Benefit, which is the optional death benefit available under your Contract, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

Commutation Fee.  If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses.  We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectus for the JNL Series Trust ,  the JNL Variable Fund LLC , and the JNL Investors Series Trust .  For more information, please see the " Total Annual Fund Operating Expenses" table beginning on page 8.

Premium Taxes.  Some states and other governmental entities charge premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes.  We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD" or "Distributor"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (Jackson®), Jackson of NY's parent.  JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA").  JNLD is not a member of the Securities Investor Protection Corporation ("SIPC").  For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or internet (www.finra.org).

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD and/or Jackson of NY or our affiliates may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary widely among broker-dealers depending on, among other things, products offered, the level and type of marketing and distribution support provided , assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD and/or Jackson of NY or our affiliates are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences (for example, national, regional and top producer meetings), sponsorships and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client events, speaker fees , business development and educational enhancement items, and other support services, including payments to third party vendors for such items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to FINRA rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.  Individual registered representatives may receive differing levels of sales and service support.  Some support services may benefit the prospective or current contract owner.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of overrides and/or marketing support payments in 201 4 from the Distributor and/or Jackson of NY in relation to the sale of our variable insurance products:

Cetera Advisor Networks LLC
Commonwealth Financial Network
First Allied Securities Inc.
ING /Voya Financial Advisers Inc .
INVEST Financial Corporation
Lincoln Financial Advisors Corporation
LPL Financial Services
Merrill Lynch
Metlife Securities , Inc.
MML Investors Services , LLC
Morgan Stanley Smith Barney LLC
National Planning Corporation
Raymond James & Associates Inc.
Securities America , Inc.
Signator Investors, Inc .
SII Investments Inc.
Transamerica Financial Advisors Inc .
UBS Financial Services , Inc .
Wells Fargo Advisors LLC
Wood bury Financial Services, Inc.

Please see Appendix B for a complete list of broker-dealers that received amounts of  overrides and/or marketing support payments in 201 4 from the Distributor and/or Jackson of NY in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.   Such broker-dealers may receive substantial compensation on a forward going basis.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission.  You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

•	National Planning Corporation,
•	SII Investments, Inc.,
•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
•	Investment Centers of America, Inc., and
•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and its parent, Jackson.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle SmallCap Equity Fund, participates in the sale of Contracts and is compensated by JNLD and/or Jackson of NY for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES
Minimum Initial Premium:

•	$10,000 under most circumstances
•	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan
•	$50 for an automatic payment plan
•	You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  There is a $100 minimum balance requirement for the Guaranteed Fixed Account and Investment Division.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the enhanced death benefit, the GMIB or any GMWBs.  Our right to restrict premiums to a lesser maximum amount may also affect the benefits under your Contract.

Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.

Allocations of Premium.  You may allocate your premiums to one or more of the Allocation Options.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Guaranteed Fixed Account or an Investment Division is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules described above.

Y ou may not allocate your Contract Values among more than 99 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement.  If you elect the optional Contract Enhancement Endorsement, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2% of your payment.  There is a charge, described above, that is assessed against the Investment Divisions and the Guaranteed Fixed Account for the Contract Enhancement.  We will impose a Contract Enhancement recapture charge if you

•	make withdrawals in excess of the free withdrawals permitted by your Contract, or

•	return your Contract during the Free Look period.

We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code.  For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums.  (See Example 2 in Appendix C for an illustration.)  Partial Withdrawals will remove money from the Contract from the Premiums to which no or the lowest total withdrawal and Recapture Charge apply, based on the completed years (12 months) since the receipt of the premium.  If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount.  We expect to make a profit on these charges for the Contract Enhancement.  Examples in Appendix C may assist you in understanding how recapture charges for the Contract Enhancement work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement.  Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account.  In addition, for the Guaranteed Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected.  Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first three years, the Contract Enhancement and the earnings, if any, on such amounts for the first three Contract Years.  As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement.  Jackson of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first three years.  We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two and three, you would likely have a lower account values than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.  Charges for the Contract Enhancement are not assessed after the third Contract Year.

The increased Contract Value resulting from the Contract Enhancement is reduced during the first three Contract Years by the operation of the Contract Enhancement charge.  If you make premium payments only in the first Contract Year and do not make a withdrawal during the first three years, at the end of the three-year period that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance.  Contract values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than three full years.

In the first three Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) on:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the additional free withdrawal provision;

•	withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

•	withdrawals under our Extended Care Benefit. (See page 48 below.)

Capital Protection Program.  If you select our Capital Protection program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account to assure that the amount so allocated will equal at the end of the 1 year period, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.  This program is available only if Guaranteed Fixed Account is available.  You should consult your Jackson of NY representative with respect to the current availability of Guaranteed Fixed Account, its limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the one-year guaranteed period was 3.00% per year.  We would allocate $9,709 to that guaranteed period because $9,709 would increase at that interest rate to $10,000 after one year, assuming no withdrawals are taken.  The remaining $291 of the payment would be allocated to the Investment Division(s) you selected.

Accumulation Units.  Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "accumulation unit."  During the income phase we use a measure called an "annuity unit."

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an accumulation unit may go up or down from day to day.  The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make a premium payment, we credit your Contract with accumulation units.  The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Guaranteed Fixed Account and an Investment Division must occur prior to the Income Date.  Transfers from the Guaranteed Fixed Account will be subject to any applicable excess interest adjustment.  There may be periods when we do not offer the Guaranteed Fixed Account, or when we impose special transfer requirements on the Guaranteed Fixed Account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Guaranteed Fixed Account.  You can make 15 transfers every Contract Year without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Guaranteed Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics.  You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Customer Service representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How.  You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When.  When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction.  Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

Our Procedures.  Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner, ceases, and we will not allow such transaction unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program, or

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement and all applicable withdrawal charges.  For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 32.  We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature, of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal.  After your withdrawal, at least $100 must remain in each Guaranteed Fixed Account or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see "TAXES" beginning on page 139.

Waiver of Withdrawal and Recapture Charges for Extended Care.  We will waive the withdrawal charges and recapture charges that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit on amounts of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.  You may exercise this benefit once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsections beginning on pages 83, 102, and 123.)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see "Extension of Latest Income Date" beginning on page 141 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus").  The following description is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected within 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date), to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA) which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Withdrawals greater than the GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5 and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal,

– or –

For Contracts to which this endorsement is added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which this endorsement is added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMD under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5  RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up.  In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up").  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
•7% of the new GWB; Or •
•The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the GMWB is added to the Contract.

●	For Contracts to which the GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to "step-up" on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up ("SafeGuard Max").  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

● Or	The Owner's (or any joint Owner's) death;
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the "Spousal Continuation" subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 2015, he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up").  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 138.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5").  The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up.  Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6").  The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.  If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up.  Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5").  The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB without Step-Up cannot be canceled.  If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB without Step-Up may be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up.  The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage").  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.
Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the annuitant and changing annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See "Contract Value is Zero" below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up").  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 138.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent").  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the "Spousal Continuation" subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up").  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 138.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option").  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial Owners, and the For Life Guarantee is based on the annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.
This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the "Spousal Continuation" subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up").  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 84 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 138.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB").  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63.  If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

Or
The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the "Spousal Continuation" subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See "Contract Value is Zero" below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 138.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option").  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62.  If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the "Spousal Continuation" subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See "Contract Value is Zero" below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 2015 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 102 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 138.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.  (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●
The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base.  (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom 6 GMWB").  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.

There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the "Spousal Continuation" subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds  the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA.  The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See "Contract Value is Zero" below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if  the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue

Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●	With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

●	With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a "Step-Up").

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the "Bonus" subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 138.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2011.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom 6 GMWB With Joint Option").  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the "Spousal Continuation" subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA.  The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See "Contract Value is Zero" below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is  not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 139.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMDs for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 201 6 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●	With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

●	With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a "Step-Up").

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the "Bonus" subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 123 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 138.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2011.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Systematic Withdrawal Program.  You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an excess interest adjustment.

Suspension of Withdrawals or Transfers.  We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day on which those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  The Income Date must be at least one year after the Contract is issued.  You can choose the Income Date and an income option.  The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by the later of your 90th birthday or the end of the tenth Contract Year under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company.  However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the required minimum distributions for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually.  However, if you have less than $2,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $20, we may set the frequency of payments so that the first payment would be at least $20.

Variable Income Payments.  If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for Option 4 or 4.5% for Options 1-3 and, if you select an income option with a life contingency, the age and gender of the annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

Income Options.  The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and annuitant).  An income option may be elected or changed up to seven days prior to the Income Date.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

Guaranteed Minimum Income Benefit ("FutureGuard").

PLEASE NOTE:  On and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.

The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 7 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  This benefit is only available if

•	you elect it prior to your Contract's Issue Date;

•	the annuitant is not older than age 78 on the Issue Date; and

•	you exercise it on or within 30 calendar days of your 7th, or any subsequent Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of the GMIB);

•	the 31st calendar day following the Contract Anniversary immediately after the annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement.  The only type of income payments available under the GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any required minimum distributions under an IRA or other qualified plan prior to the expiration of 7 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits.  If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base."  The GMIB Benefit Base is the greater of (a) or (b), where (a) is:

•	all premiums you have paid (net of any applicable premium taxes); plus

•	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and excess interest adjustments to those withdrawals); minus

•	annual contract maintenance charges, transfer charges and any applicable Contract charges due (other than the GMIB charge) under any optional endorsement; and minus

•	any taxes incurred, or chargeable under the Contract;

and (b) is:

•	the greatest Contract Value on any Contract Anniversary prior to the annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and excess interest adjustments for those withdrawals); plus

•	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract Anniversary; and minus

•	any taxes deducted after that Contract Anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract.  Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that Contract Value was reduced on the date of that withdrawal.  When (a) is greater than (b), the fact that the GMIB charge is not deducted from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

•	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

•	any withdrawals (including related charges and excess interest adjustments); minus

•	annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement; and minus

•	taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued.  Similarly, if an Owner who is a natural person is not the annuitant and the annuitant dies, you (the Owner) may select a new annuitant (who must be a person eligible to be an annuitant on the Issue Date and is age 84 or younger).  If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued.  In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may NOT elect both the GMIB and a GMWB.

DEATH BENEFIT

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first Beneficiary).  The death benefit paid will be the basic Contract death benefit unless you have selected the optional death benefit endorsement.  If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.  See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.

Basic Death Benefit.  If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

(a)	your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
the total premiums you have paid since your Contract was issued minus prior withdrawals (including any applicable charges), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

For purposes of calculating (b) all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

The death benefit can be paid under one of the following death benefit options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•	payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she can continue the Contract in his/her own name.  The Special Spousal Continuation Option is an additional way to continue your Contract.  See the "Special Spousal Continuation" section below.

As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date.  If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by law.

Optional Death Benefit.  You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting the Maximum Anniversary Value Death Benefit Endorsement:

Maximum Anniversary Value Death Benefit changes your basic death benefit to the greatest of:

(a)	Your "Contract Value" on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)	Total "Net Premiums" (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid - these charges are collected from Contract Value) since your Contract was issued; or

(c)	Your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary, minus taxes deducted subsequent to that Contract Anniversary.

For purposes of calculating (b) and (c), all adjustments to the Net Premiums or Contract Anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract Anniversary values in items (b) and (c) above in the same proportion that the Contract Value was reduced on the date of that withdrawal.

You may not elect the Maximum Anniversary Value Death Benefit if you are older than age 80 when your Contract is issued.  The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options.

Special Spousal Continuation Option.  If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time.  Instead, we will contribute to the Contract a c ontinuation a djustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date").  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  However, the spouse may continue the Contract at Contract Value without any charge and without exercising the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  The Contract, and its optional benefits, remain the same.  Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

The GMIB, however, will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 135.  Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY."

If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by law.

Death of Owner On or After the Income Date.  If you or a joint Owner dies, and is not the annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.

Death of Annuitant.  If the annuitant is not an Owner or joint Owner and the annuitant dies before the Income Date, you can name a new annuitant, subject to our underwriting rules.  If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the Owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts.  If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under, and the amounts received from, either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation.  Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts.  For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a Beneficiary;

•	paid under an immediate annuity; or

•	which come from premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities.  The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	in the case of hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs.  Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals – Investment Adviser Fees.  Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees and

•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits.  None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval.  The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment.  An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification.  The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control.  In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 99 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time.  The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding.  In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)	one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging.  If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Account is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions from the one-year Guaranteed Fixed Account or any of the Investment Divisions.  If the Guaranteed Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions.  In the case of transfers from the one-year Guaranteed Fixed Account or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  Certain restrictions may apply.  Dollar Cost Averaging and Rebalancing are mutually exclusive; you cannot select both.

Earnings Sweep.  You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available, and the JNL/WMC Money Market Fund).  There is no charge for Earnings Sweep.

Rebalancing.  You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account, if currently available, periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  Dollar Cost Averaging and Rebalancing are mutually exclusive; you cannot select both.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

Free Look.  You may return your Contract to the selling agent or us within twenty days after receiving it.  We will return

•	the Contract Value in the Investment Divisions, plus

•	any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, plus

•	the full amount of premium you allocated to the Guaranteed Fixed Account (minus any withdrawals), minus

•	any applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent.  We will return premium payments where required by law.

Advertising.  From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features, would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract.  Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions.  We will send you a written statement confirming that a financial transaction, such as a premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings.  Jackson National Life Insurance Company (Jackson of NY's parent) and its subsidiaries are defendants in a number of civil proceedings, including class actions, arising in the ordinary course of business. These include civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY's ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC's ability to perform its contract with the Separate Account.

Questions. If you have questions about your Contract, you may call or write to us at:

• Jackson of NY Service Center: 1 (800) 599-5651, P.O. Box 30313, Lansing, Michigan 48909-7813

• Jackson of NY IMG Service Center: 1 (888) 464-7779, P.O. Box 30901, Lansing, Michigan 48909- 8401

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson of NY

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL®," "Jackson National®," "Jackson®," "Jackson of NY®" and "Jackson National Life Insurance Company of New York®" are trademarks of Jackson National Life Insurance Company®.

The "S&P 500 Index," "S&P MidCap 400 Index," "S&P SmallCap 600 Index," "Dow Jones U.S. Contrarian Opportunities," "Dow Jones Industrial Average," and "The Dow 10," "Dow Jones Brookfield Global Infrastructure Index," "STANDARD & POOR'S®," "S&P®," "S&P 500®," "S&P MIDCAP 400 Index®," "STANDARD & POOR'S MIDCAP 400 Index®," "S&P SmallCap 600 Index®" and "STANDARD & POOR'S 500®" (collectively, the "Indices") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Jackson National Life Insurance Company ("Jackson").  "Dow Jones®", "Dow Jones Industrial Average", "DJIA®", "The Dow®" and "The Dow 10" are service and/or trademarks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® ("Jackson").

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, "Brookfield") and has been licensed for use. Standard & Poor's®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor's Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield® is a registered trademark of Brookfield Asset Management , Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the "Products") are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor's Financial Services LLC, Brookfield or any of their respective affiliates (collectively, "S&P Dow Jones Indices").

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices' only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Dow Jones, SPDJI and their respective affiliates do not:
•	Sponsor, endorse, sell or promote the Products.
•	Recommend that any person invest in the Products.
•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.
•	Have any responsibility or liability for the administration, management or marketing of the Products.
•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;

•   Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor's Financial Services LLC.  S&P Capital IQ is a trademark of Standard Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor's Investment Advisory Services LLC ("SPIAS") is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a "fiduciary" or as an "investment manager," as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor's assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor's  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P's credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P's opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

"The Nasdaq-100®," "Nasdaq-100 Index®," "Nasdaq Stock Market®" and "Nasdaq®" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq®25 Fund.  The JNL/Mellon Capital Nasdaq® 25 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES").  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 201 4 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Beaconsfield Financial Services	CCO Investment Services Corp	Crown Capital Securities LP
Adirondack Trading Group, LLC	Benchmark Investments, Inc.	Centaurus Financial Inc.	CUNA Brokerage Services, Inc.
Advisory Group Equity Services, Ltd.	Beneficial Investment Services	Centennial Securities Co., Inc.	CUSO Financial Services Inc.
Aegis Capital Corp	Benjamin F Edwards & Co	Center Street Securities, Inc.	Cutter and Company
Allegheny Investments, Ltd.	Berthel Fisher & Co. Financial Services	Century Securities & Associates, Inc.	D.A. Davidson & Co.
Allegiance Capital, LLC	BestVest Investments, Ltd.	Ceros Financial Services INC	Dalton Strategic Investment Services, Inc.
Allegis Investment Services	BFT Financial Group, LLC	Cetera	Davenport & Company LLC
Allen & Company of Florida, Inc.	Blakeslee & Blakeslee, Inc.	Cetera Advisor Networks LLC	David A. Noyes & Company
Allen, Mooney & Barnes Brokerage	BMO Harris Financial Advisors, Inc.	Cetera Advisors LLC	Davinci Capital Management Inc.
Services, LLC	Bolton Global Capital	Cetera Financial Specialists, LLC	Dempsey Lord Smith LLC
American Capital Partners, LLC	BOSC, Inc.	Cetera Investment Services LLC	Despain Financial Corporation
American Equity Investment Corp	Brighton Securities	CFD Investments, Inc.	Deutsche Bank Securities, Inc.
American Independent Securities Group, LLC	Broker Dealer Financial Services Corporation	CFS Investments, Inc.	DFPG Investments
American Investors Company	Brokers International Financial Services, LLC	Chelsea Financial Services	Dime Investment Services
American Portfolios Financial Services, Inc.	Brooklight Place Securities	Citigroup Global Markets Inc.	Dominion Investor Services
Ameriprise Advisor Services Inc.	Bruce A. Lefavi Securities, Inc.	Client One Securities, LLC	Double Eagle Securities of America Inc.
Ameriprise Financial Services Inc.	Buckman, Buckman & Reid, Inc.	Coastal Equities, Inc.	Duncan Williams, Inc.
Ameritas Investment Corporation	Bueter & Company, Inc.	Commonwealth Financial Network	Eagle Equities, Inc.
Arete Wealth Management	Cabot Lodge Securities LLC	Community America Financial	Economy Securities Incorporated
Arque Capital, Ltd	Cadaret, Grant & Co Inc.	Solutions LLC	EDI Financial Inc.
Arvest Asset Management	Calton & Associates, Inc.	Compass Bancshares Ins Inc.	Edward Jones & Company
Associated Investment Services	Cambridge Investment Research, Inc.	Comprehensive Asset Management and	Edwin C. Blitz Investments
AURORA CAPITAL LLC	Cantella & Co, Inc.	Servicing, Inc.	Equity Services Inc.
Ausdal Financial Partners, Inc.	Cape Securities Inc.	Concorde Investment Services, LLC	Essex National Securities Inc.
Avalon Investment & Securities Group Inc.	Capital City Securities, LLC	Conover Securities Corporation	Fairport Capital, Inc.
AXA Advisors, LLC	Capital Financial Services	Coordinated Capital Securities, Inc.	FCG Advisors, LLC
B.C. Ziegler & Company	Capital Guardian, LLC	Core Capital Investments	Fenwick Securities, Inc.
BancWest Investment Services, Inc.	Capital Investment Group, Inc.	CoreCap Investments Inc.	Fifth Third Securities
Bankers & Investors Company	Capital One Investment Services, LLC	Correll Co. Investment Services	Financial Planning Consultants
Bannon, Ohanesian & Lecours, Inc.	Capital Synergy Partners, Inc.	Corporation	Financial Telesis Inc.
BB&T Investment Services Inc.	Capitol Securities Management, Inc.	Country Capital Management Co.	Financial West Investment Group
BB&T Securities, LLC	Cary Street Partners LLC	Country Club Financial Services Inc.	Fintegra Financial Solutions
BBVA Compass Investment Solutions Inc.	CBIZ Financial Solutions, Inc.	Cresap, Inc.	First Allied Securities, Inc
BCG Securities, Inc.	CCF Investments, Inc.	CREWS & ASSOCIATES Inc.	First American Securities

First Brokerage America LLC	Gradient Securities, LLC	Investment Professionals Inc.	Madison Avenue Securities, Inc.
First Citizens Financial Plus Inc.	Great Nation Investment Corporation	Investors Capital Corporation	McLaughlin Ryder Investments, Inc.
First Citizens Investor Services	Gregory Group	Investors Insurance Services	McNally Financial Services Corp
First Citizens Securities Corp.	GWN Securities Inc.	J P Turner & Co. LLC	Mercap Securities LLC
First Financial Equity Corporation	H Beck Inc.	J.W. Cole Financial Inc.	Mercer Allied Company, LP
First Heartland Capital, Inc.	H.D. Vest Investment Securities, Inc.	James T Borello & Co	Merrill Lynch
First Independent Financial Services	Halliday Financial	Janney, Montgomery Scott, LLC	Metlife Securities, Inc.
First Kentucky Securities Corporation	Hancock Investment Services LLC	JHS Capital Advisors Inc.	Michigan Securities, Inc.
First Midwest Securities	Hantz Financial Services	JJB Hilliard WL Lyons LLC	Mid Atlantic Capital Corporation
First National Capital Markets	Harbor Financial Services, LLC	John Hancock	Midamerica Financial Services Inc.
First Republic Securities Co.	Harbour Investments, Inc.	JP Morgan Securities	Mid-Atlantic Securities Inc.
First Tennessee Brokerage, Inc.	HARGER & COMPANY	JRL Capital Corporation	Minnesota – Deal Direct
First Western Securities, Inc.	Harger and Company, Inc.	Kalos Capital, Inc.	Mischler Financial Group, Inc.
FirstMerit Financial Services, Inc.	Harris Bancorp Insurance Services, Inc.	KCD Financial, Inc.	MML Investors Services, LLC
Focus Insurance Agency Inc.	Harvest Capital, LLC	Keppler Associates Inc.	Moloney Securities Co., Inc.
Foothill Securities, Inc.	Hazard & Siegel, Inc.	Key Investment Services	Money Concepts Capital Corp
Foresters Equity Services Inc.	HBW Securities, LLC	Keystone Capital Corporation	Money Concepts International
Fortune Financial Services, Inc.	Hefren-Tillotson, Inc.	KMS Financial Services Inc	Moors & Cabot, Inc.
Founders Financial Securities, LLC	Hornor, Townsend & Kent Inc.	Kovack Securities, Inc.	Morgan Stanley Smith Barney LLC
Fourth Street Financial Group, Inc.	HSBC Securities	L.M. Kohn & Company, Inc.	Morris Group, Inc.
FP Transitions LLC	Huntleigh Securities Corporation	Larson Financial	Moss Adams Securities & Insurance LLC
Frankenmuth Credit Union	IBC Investments	Lasalle St. Securities, LLC	Mutual of Omaha Investor Services Inc.
FSC Securities Corporation	IBN Financial Services, Inc.	Legend Equities Corporation	Mutual Securities, Inc.
FTB Advisors, Inc.	ICBA Financial Services	Leigh Baldwin & Co	Mutual Trust Company of America Sec.
Fulcrum Securities Inc.	IFS Securities	Leumi Investment Services, Inc.	National Planning Corporation
G F Investment Services	IMS Securities Inc.	LF Financial LLC	National Securities Corporation
G.W. Sherwold Associates Inc.	Independence Capital Co.	Liberty Group, LLC	Nations Financial Group, Inc.
G. A. Repple & Company	Independent Financial Group, LLC	Liberty Partners Financial Services,	Nationwide Planning Associates
Garden State Securities	Indiana Merchant Banking and Brokerage	LLC	Nationwide Securities, LLC
Gardner Financial Services, Inc.	Infinex Investments, Inc.	LifeMark Securities Corporation	Navy Federal Brokerage Services, LLC
Gary Goldbert & Company	Infinity Securities Inc.	Lincoln Financial Advisors Corporation	NBC Securities Inc.
GCD Advisors, LLC	ING/Voya Financial Advisers Inc.	Lincoln Financial Securities Corporation	New England Securities Corporation
Geneos Wealth Management, Inc.	Institutional Securities Corporation	Lincoln Investment Planning Inc.	New Horizons Asset Management
Gentry Partners Ltd	Intercarolina Financial Services, Inc.	Lombard Securities	Newbridge Securities Corporation
GFA Securities LLC	Intercontinental Asset Management Group	Long Island Financial Group, Inc.	Newport Coast Securities
Girard Securities, Inc.	INTERVEST INTERNATIONAL	LPL Financial Services	NEXT Financial Group, Inc.
Global Brokerage Services, Inc.	INVEST Financial Corporation	Lucia Securities, LLC	NFP Securities, Inc.
Globalink Securities Inc.	Investacorp, Inc.	M Griffith Investment Services	Nicol Investors Corporation
GLP Investment Services, LLC	Investment Centers of America Inc.	M. Holdings Securities, Inc.	North Ridge Securities Corporation
Gold Coast Securities, Inc.	Investment Network, Inc.	Mack Investment Securities, Inc.	Northeast Securities, Inc.

Northwestern Mutual Investment Services,	Regulus Advisors LLC	SunTrust Investment Services, Inc.	Variable Investment Advisors, Inc.
LLC	Rendler Sales Consulting, LLC	SWBC Investment Services	VSR Financial Services, Inc.
NPB Financial Group, LLC	Resource Horizons Group	SWS Financial Services, Inc.	Waddell & Reed, Inc.
NYLife Securities, Inc.	Rhodes Securities, Inc.	Symetra Securities Inc.	Wall Street Financial Group
O.N. Equity Sales Company	Ridgeway & Conger Inc.	Symphonic Securities LLC	Wall Street Strategies Inc.
Oak Grove Investment Services, Inc.	RNR Securities LLC	Synovus Securities Inc.	Wayne Hummer Investments, LLC
Oak Tree Securities, Inc.	Robert W. Baird & Co. Inc.	T.S. Phillips Investments, Inc.	Wedbush Securities Inc.
OFG Financial Services, Inc.	Rogan and Associates	Taylor Capital Management	Wellington Shields & Co. LLC
OneAmerica Securities, Inc.	Royal Alliance Associates Inc	Teckmeyer Financial Services	Wells Fargo Advisors LLC
Oppenheimer & Co. Inc.	Royal Securities Company	TFS Securities, Inc.	WesBanco Securities, Inc.
Packerland Brokerage Services	Sagepoint Financial Inc.	The Gregory Group Inc.	Wescom Financial Services, LLC
Paradigm Equities, Inc.	Sandlapper Securities LLC	The Huntington Investment Company	Western International Securities Inc.
Park Avenue Securities LLC	Santander Securities LLC	The Investment Center, Inc.	Westminster Financial Securities
Parkland Securities, LLC/Sammons Securities	Saxony Securities, Inc.	The Leaders Group, Inc.	Westport Capital Markets, LLC
Company LLC	SCF Securities, Inc.	The O.N. Equity Sales Company	WFG Investments, Inc.
Parsonex Securities, LLC	Schlitt Investor Services Inc.	The Strategic Financial Alliance, Inc.	Wilbanks Securities, Inc.
Peoples Securities Inc.	Securian Financial Services, Inc.	The Windmill Group	William C. Burnside & Company, Inc.
Petersen Investments, Inc.	Securities America, Inc.	Thomas McDonald Partners	Williams Financial Group
PFA Security Asset Management Inc.	Securities Equity Group	Thoroughbred Financial Services, LLC	Woodbury Financial Services, Inc.
Phillips Securities Insurance Agency	Securities Management & Research, Inc.	Thrivent Investment Management	Woodmen Financial Services, Inc.
PlanMember Securities Corporation	Securities Service Network Inc.	Thurston, Springer, Miller, Herd and	World Equity Group, Inc.
Planned Investment Co, Inc.	Sigma Financial Corporation	Titak Inc.	World Financial Group
PNC Investments LLC	Signator Financial Services, Inc.	Titlelist Asset Management Ltd.	Worth Financial Group Inc.
Port Securities, Inc.	Signator Investors, Inc.	TransAm Securities, Inc.	WRP Investments, Inc.
Presidential Brokerage, Inc.	SII Investments Inc.	Transamerica Financial Advisors, Inc.	Wunderlich Securities, Inc.
Prime Capital Services Inc.	Silver Oak Securities	Triad Advisors, Inc.	WWK Investments, Inc.
Prime Solutions Securities, Inc.	Sorrento Pacific Financial, LLC	Tricor Financial, LLC
Princor Financial Services	Southeast Investments, N.C., Inc.	Trustmont Financial Group, Inc.
Private Client Services, LLC	Southwest Securities, Inc.	UBS Financial Services, Inc.
Pro Equities, Inc.	St. Bernard Financial Services, Inc.	Umpqua Investments Inc.
Prospera Financial Services Inc.	Stephens Inc.	UnionBanc Investment Services LLC
PTS Brokerage LLC	Sterne Agee Financial Services Inc.	United Brokerage Services, Inc.
Purshe Kaplan Sterling Investments	Sterne, Agee & Leach, Inc.	United Planners Financial Services of
Quayle & Co. Securities	Stifel Nicolaus & Company Inc.	America
Quest Securities	Strategic Financial Alliance	Univest Investments Inc.
Questar Capital Corporation	Summit Brokerage Services Inc.	U.S. Bancorp Investments, Inc.
Quick and Reilly Inc.	Summit Equities, Inc.	USA Financial Securities Corporation
Raymond James & Associates Inc.	Summitt Brokerage Services	Uvest Financial Services Group, Inc.
RBC Capital Markets Corporation	Sun America Securities	Valic Financial Advisors Inc.
RBC Dain Rauscher Inc.	Sun Trust Capital Markets	ValMark Securities, Inc.
Regal Securities, Inc.	Sunset Financial Services, Inc.	Vanderbilt Securities LLC Inc

APPENDIX C

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1:
Assume an initial premium of $100,000.  A 2% Contract Enhancement is added.  Assume a 5.50% net return for a Contract Value of $113,528.55 at the end of year 2.  Now assume that you want a gross withdrawal in the amount of $100,000.
The $100,000 withdrawal would be determined as follows:
•	$13,528.55 is earnings and will be subject to neither a withdrawal charge nor to the recapture charge
•	$86,471.45 is considered to be premium withdrawn
In contribution year 2, the withdrawal charge percentage is 7%, which applied to the $86,471.45, results in a withdrawal charge of $6,053.00.  In addition, the recapture charge percentage is 1.5% in year 2, which results in a recapture charge of $1,297.07.
Thus, the net withdrawal paid to the Owner is:
$13,528.55 + $86,471.45 - $6053.00 - $1,297.07 = $92,649.93
Example 2:
Assume an initial premium payment of $100,000 on 10/1/01 and a subsequent premium payment of $100,000 on 12/1/01.  A 2% Contract Enhancement is added at the time of each premium payment.  Assume a 0% net return.
On 11/1/03 your Contract Value would be $204,000 and you want a gross withdrawal of $150,000.
The $150,000 withdrawal would be determined as follows:
•	$4,000 is earnings and will be subject to neither a the withdrawal charge nor to the recapture charge
•	$16,000 is the additional free withdrawal amount (10% of premiums that remain subject to withdrawal charge, not previously withdrawn, minus earnings)
•	$100,000 (initial premium withdrawn)
•	$30,000 (withdrawn from subsequent premium)
In contribution year 3, the withdrawal charge percentage is 6%, which applied to the $100,000, results in a withdrawal charge of $6,000.  In addition, the recapture charge percentage is 0.75% in year 3, which results in a recapture charge of $750.
In contribution year 2, the withdrawal charge percentage is 7%, which applied to the $30,000, results in a withdrawal charge of $2,100.  In addition, the recapture charge percentage is 1.5% in year 2, which results in a recapture charge of $450.
Thus, the net withdrawal paid to the Owner is:
$4,000 + $16,000 + $100,000 + $30,000 - $6,000 - $750.00 - $2,100 - $450.00 = $140,700.00
Contribution years are measured from the date the payment is made.  Thus, in example 2, the initial premium is in contribution year 3 at the time of the withdrawal and the subsequent premium payment is in contribution year 2.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined.  Your GWB is subject to a maximum of $5,000,000.

▪	Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

▪	Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

-	If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

Example 4: Upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD), your GWB and GAWA are re-determined.

▪	Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:
♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

▪	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-	If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].
-	Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).
♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-	If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.
-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-	If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].
-	Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).
♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-	If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].
-	Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).
♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-	If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.
-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 6: Upon step-up, your GWB and GAWA are re-determined.  (This example only applies if your endorsement contains a Step-Up provision.)

▪	Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-	If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪	Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).
-	If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday.  If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life's 62nd birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life's 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday.  If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the Guaranteed Withdrawal Balance adjustment, your GWB is re-determined.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

▪	Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

▪	Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

▪	Notes:
♦	The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.
♦

APPENDIX E
ACCUMULATION UNIT VALUES
The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements.  The tables do not provide partial year information.  The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period.  Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a "N/A" is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI.  Contact the Annuity Service Center to request your copy of the SAI free of charge.  Our contact information is on the cover page of the prospectus.  Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the September 1 5 , 201 4 Supplement to the April 2 8 , 201 4 Prospectus for your information in reviewing Accumulation Unit information.

The following fund name change is effective April 27, 2015 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL Institutional Alt 65 Fund to JNL Alt 65 Fund

The following fund mergers are effective April 2 7 , 201 5 :

JNL Series Trust
JNL/Mellon Capital Global Alpha Fund merged into JNL/AQR Managed Futures Strategy Fund

JNL Variable Fund LLC
JNL/Mellon Capital Value Line® 30 Fund merged into JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital JNL Optimized 5 Fund merged into JNL/Mellon Capital JNL 5 Fund

Effective April 2 7 , 201 5 , the Separate Account has the following new Investment Division s , for which no Accumulation Unit information is yet available:

JNL Series Trust
JNL/AQR Managed Futures Strategy Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund

Accumulation Unit Values
Base Contract - 1.45% (Starting in the seventh Contract Year or upon annuitization, if earlier)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.99	$15.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.05	$16.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	89	115	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.61	$11.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	$10.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	141	178	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$11.03	$10.22	$10.29	$11.27	$9.74	N/A	N/A	N/A	N/A	N/A
End of period	$9.33	$11.03	$10.22	$10.29	$11.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	129	-	-	1,904	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.99	$12.28	$11.03	$11.75	$10.94	$9.06	N/A	N/A	N/A	N/A
End of period	$13.86	$13.99	$12.28	$11.03	$11.75	$10.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84	84	84	84	84	84	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.40	$18.32	$16.35	$16.73	$15.17	$11.50	N/A	N/A	N/A	N/A
End of period	$26.42	$24.40	$18.32	$16.35	$16.73	$15.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$38.85	$30.21	$26.93	$27.97	$20.92	$15.66	N/A	N/A	N/A	N/A
End of period	$39.36	$38.85	$30.21	$26.93	$27.97	$20.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42	51	89	-	-	312	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.69	$25.32	$23.84	$22.76	$21.46	N/A	N/A	N/A	N/A	N/A
End of period	$25.65	$24.69	$25.32	$23.84	$22.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48	62	291	-	1,291	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.44	$17.43	$15.28	$16.65	$15.04	N/A	N/A	N/A	N/A	N/A
End of period	$20.19	$20.44	$17.43	$15.28	$16.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	459	533	654	569	642	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.49	$12.71	$11.46	$12.46	$10.77	N/A	N/A	N/A	N/A	N/A
End of period	$18.67	$17.49	$12.71	$11.46	$12.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,663	1,828	2,037	2,240	2,701	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.55	$19.81	$18.65	$20.06	$16.54	N/A	N/A	N/A	N/A	N/A
End of period	$27.52	$25.55	$19.81	$18.65	$20.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	530	882	644	645	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.02	$17.45	$15.05	$15.48	$12.44	N/A	N/A	N/A	N/A	N/A
End of period	$25.57	$24.02	$17.45	$15.05	$15.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	101	406	407	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$15.46	$12.91	$11.18	$13.02	$12.28	$9.57	N/A	N/A	N/A	N/A
End of period	$13.63	$15.46	$12.91	$11.18	$13.02	$12.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,388	1,409	1,502	1,281	1,281	1,732	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.52	$26.09	$22.77	$24.55	$19.83	N/A	N/A	N/A	N/A	N/A
End of period	$40.03	$36.52	$26.09	$22.77	$24.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	650	704	759	823	1,036	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.96	$20.99	$20.54	$18.97	$17.92	N/A	N/A	N/A	N/A	N/A
End of period	$20.73	$19.96	$20.99	$20.54	$18.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	45	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$23.75	$17.61	$15.18	$14.14	$11.68	$7.75	N/A	N/A	N/A	N/A
End of period	$23.90	$23.75	$17.61	$15.18	$14.14	$11.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	64	186	154	-	-	-	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.72	$14.31	$14.01	$13.27	$12.71	N/A	N/A	N/A	N/A	N/A
End of period	$14.28	$13.72	$14.31	$14.01	$13.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	647	551	551	551	552	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.50	$6.29	$5.30	$5.56	$4.60	$3.72	N/A	N/A	N/A	N/A
End of period	$7.80	$7.50	$6.29	$5.30	$5.56	$4.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.31	$14.60	$12.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.18	$20.31	$14.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,056	138	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.78	$8.20	$6.60	$7.68	$6.87	$5.88	N/A	N/A	N/A	N/A
End of period	$12.01	$10.78	$8.20	$6.60	$7.68	$6.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	794	1,267	974	-	4,083	4,752	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.79	$14.97	$12.81	$11.72	$11.45	$9.60	N/A	N/A	N/A	N/A
End of period	$25.64	$20.79	$14.97	$12.81	$11.72	$11.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,011	788	520	821	1,716	2,095	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.74	$10.44	$9.30	$9.64	$8.44	N/A	N/A	N/A	N/A	N/A
End of period	$13.22	$12.74	$10.44	$9.30	$9.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,151	1,153	1,155	1,158	-	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$18.55	$15.50	$13.33	$15.41	$14.64	N/A	N/A	N/A	N/A	N/A
End of period	$17.17	$18.55	$15.50	$13.33	$15.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	108	125	144	170	172	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.24	$12.51	$10.75	$11.14	$9.65	$7.89	N/A	N/A	N/A	N/A
End of period	$17.81	$16.24	$12.51	$10.75	$11.14	$9.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75	75	76	325	5,909	7,685	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.61	$13.37	$11.32	$11.25	$9.75	$7.38	N/A	N/A	N/A	N/A
End of period	$21.70	$18.61	$13.37	$11.32	$11.25	$9.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22	22	22	22	22	104	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$40.97	$33.16	$32.25	$31.68	$26.98	$22.80	N/A	N/A	N/A	N/A
End of period	$36.20	$40.97	$33.16	$32.25	$31.68	$26.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	230	180	243	321	740	891	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.61	$18.78	$16.25	$16.85	$13.58	N/A	N/A	N/A	N/A	N/A
End of period	$26.50	$24.61	$18.78	$16.25	$16.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	98	98	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.08	$12.39	$10.90	$10.90	$9.66	$7.78	N/A	N/A	N/A	N/A
End of period	$17.92	$16.08	$12.39	$10.90	$10.90	$9.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,397	1,458	1,538	1,916	1,670	1,935	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.25	$16.31	$14.28	$15.14	$12.16	N/A	N/A	N/A	N/A	N/A
End of period	$22.95	$22.25	$16.31	$14.28	$15.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	458	1,138	1,910	1,483	1,557	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.37	$7.54	$6.87	$7.00	$6.33	$3.92	N/A	N/A	N/A	N/A
End of period	$11.14	$9.37	$7.54	$6.87	$7.00	$6.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,899	477	1,454	1,873	3,615	3,887	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.66	$15.00	$12.63	$13.96	$12.27	$8.93	N/A	N/A	N/A	N/A
End of period	$18.75	$18.66	$15.00	$12.63	$13.96	$12.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	100	100	100	100	100	101	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.42	$14.98	$14.02	$12.73	$11.99	N/A	N/A	N/A	N/A	N/A
End of period	$13.66	$13.42	$14.98	$14.02	$12.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,831	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.37	$20.07	$18.84	$18.23	$17.20	$15.11	N/A	N/A	N/A	N/A
End of period	$19.85	$19.37	$20.07	$18.84	$18.23	$17.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,822	4,294	4,766	4,858	5,428	17,924	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.69	$18.46	$16.04	$15.55	$13.65	N/A	N/A	N/A	N/A	N/A
End of period	$19.43	$19.69	$18.46	$16.04	$15.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	296	-	-	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.69	$19.31	$16.94	$18.14	$15.67	$11.00	N/A	N/A	N/A	N/A
End of period	$29.59	$26.69	$19.31	$16.94	$18.14	$15.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	241	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.65	$15.85	$13.89	$14.80	$12.82	$9.93	N/A	N/A	N/A	N/A
End of period	$20.64	$19.65	$15.85	$13.89	$14.80	$12.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	773	771	970	1,884	2,979	2,954	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.43	$13.04	$12.16	$11.97	$11.17	$9.98	N/A	N/A	N/A	N/A
End of period	$13.65	$13.43	$13.04	$12.16	$11.97	$11.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	116	117	6,168	119	470	911	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.82	$16.40	$14.43	$15.11	$13.21	$10.46	N/A	N/A	N/A	N/A
End of period	$20.63	$19.82	$16.40	$14.43	$15.11	$13.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,122	6,332	8,195	8,445	10,101	16,354	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.78	$13.58	$12.42	$12.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.15	$14.78	$13.58	$12.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	5,899	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.84	$16.50	$14.72	$15.13	$13.56	$11.15	N/A	N/A	N/A	N/A
End of period	$19.41	$18.84	$16.50	$14.72	$15.13	$13.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,938	19,725	20,006	20,438	20,778	22,201	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$46.63	$34.12	$29.13	$29.91	$26.00	$18.38	N/A	N/A	N/A	N/A
End of period	$49.96	$46.63	$34.12	$29.13	$29.91	$26.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	202	203	33	126	126	678	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$71.10	$52.85	$47.21	$48.60	$38.57	$26.65	N/A	N/A	N/A	N/A
End of period	$79.06	$71.10	$52.85	$47.21	$48.60	$38.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	819	834	879	777	996	1,018	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.54	$16.68	$14.18	$14.69	$12.86	$9.52	N/A	N/A	N/A	N/A
End of period	$25.16	$22.54	$16.68	$14.18	$14.69	$12.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,270	1,368	1,504	1,659	2,043	2,463	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.91	$31.39	$28.93	$28.42	$26.02	$22.05	N/A	N/A	N/A	N/A
End of period	$39.97	$36.91	$31.39	$28.93	$28.42	$26.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	655	1,993	2,177	2,354	2,569	2,769	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$12.30	$12.48	$12.66	$12.84	$13.03	$13.20	N/A	N/A	N/A	N/A
End of period	$12.12	$12.30	$12.48	$12.66	$12.84	$13.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,962	3,244	3,119	3,015	926	545	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.53	$22.09	$19.26	$19.95	$17.81	$14.57	N/A	N/A	N/A	N/A
End of period	$31.30	$28.53	$22.09	$19.26	$19.95	$17.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,633	1,811	1,971	2,142	2,517	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$29.64	$21.93	$20.39	$20.81	$19.00	$14.49	$25.20	$23.63	$23.22	N/A
End of period	$31.38	$29.64	$21.93	$20.39	$20.81	$19.00	$14.49	$25.20	$23.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06	$11.56	$11.01	$10.22	$9.55
End of period	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06	$11.56	$11.01	$10.22
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	5,550

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$19.32	$14.70	$13.30	$13.79	$12.68	$9.74	$16.44	$16.81	$15.38	$15.30
End of period	$20.64	$19.32	$14.70	$13.30	$13.79	$12.68	$9.74	$16.44	$16.81	$15.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	548

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27	$22.11	$20.29	$17.37	$17.43
End of period	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27	$22.11	$20.29	$17.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,773

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.20	$19.95	$19.04	$18.43	$17.61	$15.86	$17.20	$16.54	$16.24	$16.28
End of period	$19.68	$19.20	$19.95	$19.04	$18.43	$17.61	$15.86	$17.20	$16.54	$16.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,126

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.13	$13.14	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23	$11.48	N/A
End of period	$14.68	$13.13	$13.14	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.89	$13.74	$12.21	$13.48	$12.34	$9.27	$16.13	$15.12	$12.68	$11.78
End of period	$15.49	$15.89	$13.74	$12.21	$13.48	$12.34	$9.27	$16.13	$15.12	$12.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,307

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$14.84	$10.93	$9.99	$11.01	$9.65	$7.98	$13.17	$11.70	$11.16	$10.70
End of period	$15.63	$14.84	$10.93	$9.99	$11.01	$9.65	$7.98	$13.17	$11.70	$11.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38	$17.49	$18.47	$16.58	$15.67
End of period	$21.92	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38	$17.49	$18.47	$16.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,048

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$20.39	$15.01	$13.12	$13.68	$11.14	$8.50	$14.51	$13.40	$12.03	$11.41
End of period	$21.41	$20.39	$15.01	$13.12	$13.68	$11.14	$8.50	$14.51	$13.40	$12.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,017

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$12.48	$10.57	$9.28	$10.95	$10.47	$8.27	$15.32	$14.07	$10.97	$9.51
End of period	$10.86	$12.48	$10.57	$9.28	$10.95	$10.47	$8.27	$15.32	$14.07	$10.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	725

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58	$14.08	$13.61	$13.55	$13.62
End of period	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58	$14.08	$13.61	$13.55
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.68	$12.34	$12.25	$11.76	$11.42	$11.11	$11.02	$10.65	$10.56	$10.66
End of period	$11.99	$11.68	$12.34	$12.25	$11.76	$11.42	$11.11	$11.02	$10.65	$10.56
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.78	$13.37	$11.65	$13.65	$13.15	$10.46	$18.84	$17.56	$14.38	$13.05
End of period	$14.41	$15.78	$13.37	$11.65	$13.65	$13.15	$10.46	$18.84	$17.56	$14.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70	$10.87
End of period	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	12,379

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.68	$27.64	$27.24	$27.12	$23.42	$20.05	$33.19	$25.23	$21.48	N/A
End of period	$29.36	$33.68	$27.64	$27.24	$27.12	$23.42	$20.05	$33.19	$25.23	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44	$12.34
End of period	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,892

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08	$11.68	$11.46	$10.24	$10.09
End of period	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08	$11.68	$11.46	$10.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,595

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82	$13.94	$14.65	$12.82	$12.65
End of period	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82	$13.94	$14.65	$12.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,943

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.73	$12.82	$10.93	$12.25	$10.92	$8.05	$14.01	$13.55	$11.91	$10.77
End of period	$15.59	$15.73	$12.82	$10.93	$12.25	$10.92	$8.05	$14.01	$13.55	$11.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.64	$16.42	$15.63	$15.33	$14.66	$13.06	$13.37	$12.71	$12.63	$12.69
End of period	$15.81	$15.64	$16.42	$15.63	$15.33	$14.66	$13.06	$13.37	$12.71	$12.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,394

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.91	$15.12	$13.32	$13.08	$11.64	$8.18	$12.15	$12.63	$11.76	$11.89
End of period	$15.49	$15.91	$15.12	$13.32	$13.08	$11.64	$8.18	$12.15	$12.63	$11.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,003

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$20.75	$15.22	$13.53	$14.69	$12.86	$9.15	$17.82	$19.43	$17.67	$17.32
End of period	$22.70	$20.75	$15.22	$13.53	$14.69	$12.86	$9.15	$17.82	$19.43	$17.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,180

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$15.90	$13.00	$11.54	$12.46	$10.95	$8.59	$14.52	$13.68	$12.17	$11.54
End of period	$16.47	$15.90	$13.00	$11.54	$12.46	$10.95	$8.59	$14.52	$13.68	$12.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	3,262

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.86	$11.67	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37	N/A
End of period	$11.89	$11.86	$11.67	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.03	$13.45	$11.99	$12.73	$11.27	$9.05	$14.40	$13.63	$12.28	$11.75
End of period	$16.46	$16.03	$13.45	$11.99	$12.73	$11.27	$9.05	$14.40	$13.63	$12.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	76

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64	$13.68	$12.95	$11.87	$11.47
End of period	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64	$13.68	$12.95	$11.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,991

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$36.27	$26.90	$23.28	$24.23	$21.34	$15.29	$27.52	$25.70	$23.25	$22.53
End of period	$38.34	$36.27	$26.90	$23.28	$24.23	$21.34	$15.29	$27.52	$25.70	$23.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$55.28	$41.65	$37.71	$39.35	$31.65	$22.17	$38.41	$33.70	$32.45	$29.25
End of period	$60.65	$55.28	$41.65	$37.71	$39.35	$31.65	$22.17	$38.41	$33.70	$32.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$18.74	$14.05	$12.11	$12.72	$11.29	$8.47	$14.63	$14.92	$12.78	$12.38
End of period	$20.64	$18.74	$14.05	$12.11	$12.72	$11.29	$8.47	$14.63	$14.92	$12.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	4,446

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35	$23.80	$22.77	$20.60	$20.12
End of period	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35	$23.80	$22.77	$20.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,862

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, MI 48951
Jackson of NY IMG Service Center:	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30901, Lansing, Michigan 48909-8401
Delivery Address:	1 Corporate Way, Lansing, MI 48951
Home Office:	2900 Westchester Avenue, Purchase, New York 10577

STATEMENT OF ADDITIONAL INFORMATION

April 2 7 , 201 5

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®
Issued by

Jackson National Life Insurance Company of New York® and
JNLNY Separate Account I

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 2 7 , 201 5 .  The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 30313, Lansing, Michigan 48909-7813, or calling 1-800-599-5651.

TABLE OF CONTENTS
Page
General Information and History	2
Services	9
Purchase of Securities Being Offered	10
Underwriters	10
Calculation of Performance	10
Additional Tax Information	12
Annuity Provisions	22
Net Investment Factor	23
Condensed Financial Information	23
Financial Statements of the Separate Account	Appendix A
Financial Statements of Jackson of NY	Appendix B

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National of New York.  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The "S&P 500 Index," "S&P MidCap 400 Index," "S&P SmallCap 600 Index," "Dow Jones U.S. Contrarian Opportunities," "Dow Jones Industrial Average," and "The Dow 10," "Dow Jones Brookfield Global Infrastructure Index," "STANDARD & POOR'S®," "S&P®," "S&P 500®," "S&P MIDCAP 400 Index®," "STANDARD & POOR'S MIDCAP 400 Index®," "S&P SmallCap 600 Index®" and "STANDARD & POOR'S 500®" (collectively, the "Indices") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Jackson National Life Insurance Company ("Jackson").  "Dow Jones®", "Dow Jones Industrial Average", "DJIA®", "The Dow®" and "The Dow 10" are service and/or trademarks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® ("Jackson").

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, "Brookfield") and has been licensed for use. Standard & Poor's®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor's Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield® is a registered trademark of Brookfield Asset Management , Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the "Products") are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor's Financial Services LLC, Brookfield or any of their respective affiliates (collectively, "S&P Dow Jones Indices").

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices' only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor's Financial Services LLC.  S&P Capital IQ is a trademark of Standard Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL /S&P Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor's Investment Advisory Services LLC ("SPIAS") is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a "fiduciary" or as an "investment manager," as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor's assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor's  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P's credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P's opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

"The Nasdaq-100®," "Nasdaq-100 Index®," "Nasdaq Stock Market®" and "Nasdaq®" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq®25 Fund.  The JNL/Mellon Capital Nasdaq® 25 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES").  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY keeps the assets of the Separate Account.  Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC ("JNAM"), the Funds' investment adviser and administrator.  Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  For the past three years, Jackson paid $450,000 in 2012, $520,500 in 2013 , and $391,000 in 2014 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

For Perspective Focus contracts, t he aggregate amount of commissions paid to broker/dealers was $70,039 in 2012, $68,574 in 2013 , and $70,174 in 2014 .

JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Divisions normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund's operating expenses.

Any current yield quotations of the JNL/WMC Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period.  The JNL/WMC Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/WMC Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Division's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.  Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Division nor that Division's investment in the JNL/WMC Money Market Fund, is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 99 Investment Divisions and at least one Fixed Account option, and, if more than 99 Allocation Options are offered, a Contract owner can select no more than 99 Allocation Options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of any annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date on which the partial exchange.  Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule.  Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures.  Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound.  Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to Fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax‑Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 201 5 .  The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 201 5 , these levels are $11 6 ,000 in the case of single taxpayers, $18 3 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit‑Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non‑forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $ 18,000 elective deferral limitation in 201 5 .  The limit is indexed for inflation in $500 increments annually.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $ 6,000 . The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)

a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)

is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus.  The tables do not provide partial year information.  The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period.  Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a "N/A" is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the September 1 5 , 201 4 Supplement to the April 2 8 , 201 4 Prospectus, for your information in reviewing Accumulation Unit information.

The following fund name change is effective April 27, 2015 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL Institutional Alt 65 Fund to JNL Alt 65 Fund

The following fund mergers are effective April 2 7 , 201 5 :

JNL Series Trust
JNL/Mellon Capital Global Alpha Fund merged into JNL/AQR Managed Futures Strategy Fund

JNL Variable Fund LLC
JNL/Mellon Capital Value Line® 30 Fund merged into JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital JNL Optimized 5 Fund merged into JNL/Mellon Capital JNL 5 Fund

Effective April 2 7 , 201 5 , the Separate Account has the following new Investment Division s , for which no Accumulation Unit information is yet available:

JNL Series Trust
JNL/AQR Managed Futures Strategy Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$17.24	$16.00	$14.65	$15.74	$13.81	N/A	N/A	N/A	N/A	N/A
End of period	$17.24	17.24	$16.00	$14.65	$15.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	463	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	787	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	288	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.72	$12.06	$10.84	$11.57	$10.78	$8.95	N/A	N/A	N/A	N/A
End of period	$13.57	$13.72	$12.06	$10.84	$11.57	$10.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	628	716	934	1,016	1,277	1,475	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.78	$17.88	$15.98	$16.37	$14.87	$11.29	N/A	N/A	N/A	N/A
End of period	$25.70	$23.78	$17.88	$15.98	$16.37	$14.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	92	101	111	121	131	141	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$37.86	$29.48	$26.32	$27.37	$20.51	N/A	N/A	N/A	N/A	N/A
End of period	$38.30	$37.86	$29.48	$26.32	$27.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	323	323	323	323	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.74	$9.63	$8.44	$8.69	$8.00	$6.25	N/A	N/A	N/A	N/A
End of period	$11.86	$11.74	$9.63	$8.44	$8.69	$8.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,286	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	792	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.65	$12.15	$11.01	$10.91	$9.85	N/A	N/A	N/A	N/A	N/A
End of period	$13.86	$13.65	$12.15	$11.01	$10.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.39	$9.02	$8.07	$8.25	$7.52	$6.03	N/A	N/A	N/A	N/A
End of period	$12.03	$11.39	$9.02	$8.07	$8.25	$7.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,367	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.01	$24.66	$23.25	$22.23	$20.99	$18.68	N/A	N/A	N/A	N/A
End of period	$24.90	$24.01	$24.66	$23.25	$22.23	$20.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88	980	980	1,011	1,527	1,602	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.57	$14.40	$11.41	$12.36	$10.72	N/A	N/A	N/A	N/A	N/A
End of period	$16.49	$14.57	$14.40	$11.41	$12.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	60	311	305	313	310	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.88	$16.98	$14.90	$16.26	$14.71	$10.91	N/A	N/A	N/A	N/A
End of period	$19.61	$19.88	$16.98	$14.90	$16.26	$14.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	498	960	1,073	1,125	1,157	1,225	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.17	$12.50	$11.29	$12.30	$10.64	$8.70	N/A	N/A	N/A	N/A
End of period	$18.31	$17.17	$12.50	$11.29	$12.30	$10.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75	114	148	148	439	555	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.59	$17.16	$14.82	$15.27	$12.29	N/A	N/A	N/A	N/A	N/A
End of period	$25.07	$23.59	$17.16	$14.82	$15.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	71	109	141	142	142	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$15.10	$12.63	$10.95	$12.77	$12.06	N/A	N/A	N/A	N/A	N/A
End of period	$13.29	$15.10	$12.63	$10.95	$12.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74	543	548	550	540	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.52	$25.41	$22.21	$23.98	$19.40	$13.79	N/A	N/A	N/A	N/A
End of period	$38.87	$35.52	$25.41	$22.21	$23.98	$19.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67	74	81	88	95	103	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.38	$20.41	$20.01	$18.51	$17.53	$17.17	N/A	N/A	N/A	N/A
End of period	$20.10	$19.38	$20.41	$20.01	$18.51	$17.53	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	672	744	890	995	1,053	1,787	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$23.24	$17.25	$14.89	$13.90	$11.50	$7.64	N/A	N/A	N/A	N/A
End of period	$23.35	$23.24	$17.25	$14.89	$13.90	$11.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,220	745	745	745	745	745	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.47	$14.08	$13.81	$13.09	$12.56	$12.07	N/A	N/A	N/A	N/A
End of period	$14.01	$13.47	$14.08	$13.81	$13.09	$12.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	103	113	123	134	145	157	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.34	$6.16	$5.20	$5.46	$4.53	N/A	N/A	N/A	N/A	N/A
End of period	$7.62	$7.34	$6.16	$5.20	$5.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	133	138	140	154	147	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.01	$12.36	$10.64	$11.04	$9.58	$7.84	N/A	N/A	N/A	N/A
End of period	$17.54	$16.01	$12.36	$10.64	$11.04	$9.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,520	10,862	10,863	10,864	10,866	14,829	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$40.09	$32.50	$31.65	$31.14	$26.57	N/A	N/A	N/A	N/A	N/A
End of period	$35.37	$40.09	$32.50	$31.65	$31.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30	99	101	239	101	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.17	$18.47	$16.01	$16.62	$13.42	N/A	N/A	N/A	N/A	N/A
End of period	$25.99	$24.17	$18.47	$16.01	$16.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	719	495	496	496	497	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.79	$12.19	$10.74	$10.75	$9.55	N/A	N/A	N/A	N/A	N/A
End of period	$17.57	$15.79	$12.19	$10.74	$10.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,065	1,723	1,724	1,725	1,727	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.86	$16.04	$14.07	$14.94	$12.02	$9.59	N/A	N/A	N/A	N/A
End of period	$22.51	$21.86	$16.04	$14.07	$14.94	$12.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,315	3,330	2,259	2,277	2,291	2,317	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	897	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.31	$14.74	$12.43	$13.76	$12.12	$8.83	N/A	N/A	N/A	N/A
End of period	$18.37	$18.31	$14.74	$12.43	$13.76	$12.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,254	1,254	1,260	1,265	1,260	2,477	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.28	$14.85	$13.92	$12.66	$11.94	N/A	N/A	N/A	N/A	N/A
End of period	$13.50	$13.28	$14.85	$13.92	$12.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	478	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.91	$19.63	$18.45	$17.88	$16.89	$14.87	N/A	N/A	N/A	N/A
End of period	$19.35	$18.91	$19.63	$18.45	$17.88	$16.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,003	7,223	7,495	9,348	21,121	10,679	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.24	$18.07	$15.72	$15.26	$13.41	$9.32	N/A	N/A	N/A	N/A
End of period	$18.96	$19.24	$18.07	$15.72	$15.26	$13.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	863	1,478	1,653	1,761	1,795	7,046	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	359	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.96	$18.81	$16.53	$17.72	$15.33	$10.78	N/A	N/A	N/A	N/A
End of period	$28.74	$25.96	$18.81	$16.53	$17.72	$15.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	70	77	83	91	98	106	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.91	$12.36	$11.13	$10.06	$8.65	N/A	N/A	N/A	N/A	N/A
End of period	$17.80	$15.91	$12.36	$11.13	$10.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	666	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.20	$15.51	$13.60	$14.52	$12.60	$9.77	N/A	N/A	N/A	N/A
End of period	$20.13	$19.20	$15.51	$13.60	$14.52	$12.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,004	13,004	13,004	13,004	13,004	13,004	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.25	$12.88	$12.03	$11.85	$11.08	N/A	N/A	N/A	N/A	N/A
End of period	$13.44	$13.25	$12.88	$12.03	$11.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,168	8,168	8,168	8,168	8,168	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.36	$16.04	$14.14	$14.83	$12.98	$10.30	N/A	N/A	N/A	N/A
End of period	$20.12	$19.36	$16.04	$14.14	$14.83	$12.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,414	1,429	1,906	2,857	3,841	14,411	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.41	$16.14	$14.42	$14.84	$13.33	N/A	N/A	N/A	N/A	N/A
End of period	$18.93	$18.41	$16.14	$14.42	$14.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,272	11,273	11,587	12,221	12,878	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.37	$33.24	$28.43	$29.23	$25.44	$18.01	N/A	N/A	N/A	N/A
End of period	$48.54	$45.37	$33.24	$28.43	$29.23	$25.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	401	439	482	499	574	604	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$69.14	$51.47	$46.05	$47.48	$37.73	$26.11	N/A	N/A	N/A	N/A
End of period	$76.77	$69.14	$51.47	$46.05	$47.48	$37.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	677	709	747	762	761	764	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.08	$16.36	$13.93	$14.46	$12.68	$9.40	N/A	N/A	N/A	N/A
End of period	$24.61	$22.08	$16.36	$13.93	$14.46	$12.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,142	4,461	4,907	6,442	2,694	2,808	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.90	$30.57	$28.21	$27.76	$25.45	$21.61	N/A	N/A	N/A	N/A
End of period	$38.81	$35.90	$30.57	$28.21	$27.76	$25.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,318	1,126	1,193	1,216	1,220	1,219	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.96	$12.15	$12.35	$12.55	$12.75	$12.93	N/A	N/A	N/A	N/A
End of period	$11.77	$11.96	$12.15	$12.35	$12.55	$12.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,049	3,479	4,540	4,938	6,530	7,199	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.05	$21.75	$19.00	$19.71	$17.61	$14.44	N/A	N/A	N/A	N/A
End of period	$30.74	$28.05	$21.75	$19.00	$19.71	$17.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	937	937	937	937	937	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.65% (Prior to the start of the seventh Contract Year or annuitization)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.83	$15.50	$14.22	$15.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.86	$16.83	$15.50	$14.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	389	405	421	437	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56	N/A	N/A	N/A	N/A
End of period	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	52	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.72	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15	$27.01	$26.25	N/A
End of period	$39.33	$36.72	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15	$27.01	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	22	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63	$11.89	$10.91	$10.08
End of period	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63	$11.89	$10.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-	4,336	7,756	10,175	1,800

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$33.30	$27.47	$23.86	$25.41	$23.11	$16.99	$30.04	$25.31	$22.71	N/A
End of period	$33.52	$33.30	$27.47	$23.86	$25.41	$23.11	$16.99	$30.04	$25.31	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	11	-	71	71	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72	$18.92	$17.12	$16.84
End of period	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72	$18.92	$17.12
Accumulation units outstanding at the end of period	-	-	-	-	-	34	-	615	1,164	1,186

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18	$22.84	$19.33	N/A
End of period	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18	$22.84	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	16	-	272	272	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88	$10.86	N/A	N/A
End of period	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.92	$8.39	$6.70	$7.95	$6.71	N/A	N/A	N/A	N/A	N/A
End of period	$9.73	$10.92	$8.39	$6.70	$7.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.35	$9.00	$8.05	$8.23	$7.51	N/A	N/A	N/A	N/A	N/A
End of period	$11.98	$11.35	$9.00	$8.05	$8.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66	$12.63	$10.91	N/A
End of period	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66	$12.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90	$18.90	$18.36	$18.19
End of period	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90	$18.90	$18.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,662	3,746	3,807	288

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97	$12.83	$11.27	N/A
End of period	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97	$12.83	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	3,832	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98	$15.53	$11.57	N/A
End of period	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98	$15.53	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	47	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.69	$16.83	$14.78	$16.13	$14.60	$10.84	$18.66	$17.28	$14.33	N/A
End of period	$19.41	$19.69	$16.83	$14.78	$16.13	$14.60	$10.84	$18.66	$17.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	35	680	683	747	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.07	$12.43	$11.24	$12.24	$10.60	$8.67	$14.14	$12.42	$11.71	$11.10
End of period	$18.19	$17.07	$12.43	$11.24	$12.24	$10.60	$8.67	$14.14	$12.42	$11.71
Accumulation units outstanding at the end of period	-	-	-	-	-	71	3,823	6,324	7,203	1,334

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58	$20.44	$18.14	$16.95
End of period	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58	$20.44	$18.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,121	2,241	2,188	139

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.46	$17.07	$14.75	$15.20	$12.25	$9.24	$15.58	$14.22	$12.63	$11.84
End of period	$24.92	$23.46	$17.07	$14.75	$15.20	$12.25	$9.24	$15.58	$14.22	$12.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,634	186	283	283

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.98	$12.53	$10.88	$12.69	$11.99	$9.37	$17.16	$15.58	$12.00	N/A
End of period	$13.18	$14.98	$12.53	$10.88	$12.69	$11.99	$9.37	$17.16	$15.58	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	42	1,407	3,470	3,453	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.19	$25.19	$22.03	$23.80	$19.26	$13.70	$25.07	$23.61	N/A	N/A
End of period	$38.49	$35.19	$25.19	$22.03	$23.80	$19.26	$13.70	$25.07	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,134	1,186	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28	$15.56	$15.32	$15.21
End of period	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28	$15.56	$15.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,134	1,236	1,851	8,394

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09	$10.87	N/A	N/A
End of period	$12.37	13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	22	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$23.07	$17.14	$14.80	$13.82	$11.44	$7.60	$11.93	N/A	N/A	N/A
End of period	$23.17	$23.07	$17.14	$14.80	$13.82	$11.44	$7.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	299	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80	$11.27	$11.05	$11.03
End of period	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80	$11.27	$11.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,500	1,108	696	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14	$5.99	$4.47	$4.50
End of period	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14	$5.99	$4.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.73	$14.22	$11.71	$11.17	$9.25	$7.06	$10.45	$11.54	$10.34	$10.77
End of period	$21.51	$19.73	$14.22	$11.71	$11.17	$9.25	$7.06	$10.45	$11.54	$10.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.27	$7.83	$6.31	$7.37	$6.60	$5.66	$11.65	$14.34	$12.28	$11.99
End of period	$11.43	$10.27	$7.83	$6.31	$7.37	$6.60	$5.66	$11.65	$14.34	$12.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,358	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48	$11.80	$11.28	$10.66
End of period	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48	$11.80	$11.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	$9.89	N/A	N/A	N/A
End of period	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	558	584	607	633	-	-	1,098	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18	$18.59	$15.05	$13.50
End of period	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18	$18.59	$15.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,575	2,900	1,897	274

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84	$13.87	$11.87	N/A
End of period	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84	$13.87	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	8,118	26,700	1,475	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.48	$9.59	$8.53	$9.62	$8.60	$6.35	$11.97	$10.72	N/A	N/A
End of period	$13.13	$12.48	$9.59	$8.53	$9.62	$8.60	$6.35	$11.97	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	393	1,327	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.24	$13.14	$11.16	$11.13	$9.65	$7.32	$12.72	N/A	N/A	N/A
End of period	$21.25	$18.24	$13.14	$11.16	$11.13	$9.65	$7.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	378	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61	$27.51	$23.15	$17.21
End of period	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61	$27.51	$23.15
Accumulation units outstanding at the end of period	-	-	-	-	-	19	-	-	1,687	188

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.96	$10.82	$9.86	$9.56	$8.34	$7.13	N/A	N/A	N/A	N/A
End of period	$15.47	$14.96	$10.82	$9.86	$9.56	$8.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04	$15.18	$14.07	$12.77
End of period	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04	$15.18	$14.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,310	1,846	1,586	6,393

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51	$12.13	$10.71	$10.43
End of period	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51	$12.13	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,379	3,560	6,296	7,651

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	$8.83	N/A	N/A	N/A
End of period	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93	$15.50	$13.42	$13.09
End of period	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93	$15.50	$13.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	4,686	804	1,098	5,281

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92	$6.14	$5.71	$5.66
End of period	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92	$6.14	$5.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	9,684	6,923

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.48	$10.16	$9.46	$12.49	$10.37	$9.19	$17.78	N/A	N/A	N/A
End of period	$14.28	$13.48	$10.16	$9.46	$12.49	$10.37	$9.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12	$14.46	$12.57	$11.23
End of period	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12	$14.46	$12.57
Accumulation units outstanding at the end of period	-	-	-	-	-	34	-	3,957	4,093	5,434

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34	N/A	N/A	N/A	N/A
End of period	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97	$14.07	$13.82	$13.73
End of period	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97	$14.07	$13.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	5,684	23,484	29,474	15,697

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60	$13.99	$12.87	$12.86
End of period	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60	$13.99	$12.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,789	11,398	19,345	6,254

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61	$22.21	$19.97	$19.35
End of period	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61	$22.21	$19.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	738	1,903	2,037	725

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.85	$12.78	$11.39	$10.87	$9.66	N/A	N/A	N/A	N/A	N/A
End of period	$21.88	$18.85	$12.78	$11.39	$10.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24	$15.12	$13.30	$12.47
End of period	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24	$15.12	$13.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,637	29,397	34,175	35,992

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67	$11.16	$10.52	N/A
End of period	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67	$11.16	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	1,991	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11	$15.06	$13.42	$12.70
End of period	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11	$15.06	$13.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,086	21,581	24,578	63,151

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48	$11.77	$10.84	N/A
End of period	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48	$11.77	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	305	2,679	4,951	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30	$14.32	$12.97	$12.40
End of period	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30	$14.32	$12.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	11,381	55,103	56,068	50,388

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82	$29.38	$26.27	$25.17
End of period	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82	$29.38	$26.27
Accumulation units outstanding at the end of period	-	-	-	-	-	30	1,420	2,585	2,123	1,809

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.50	$51.02	$45.66	$47.11	$37.46	$25.93	$44.42	$38.53	$36.68	$32.68
End of period	$76.02	$68.50	$51.02	$45.66	$47.11	$37.46	$25.93	$44.42	$38.53	$36.68
Accumulation units outstanding at the end of period	-	-	-	-	-	9	548	1,243	1,310	2,073

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51	$10.20	N/A	N/A
End of period	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	5,489	3,239	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.93	$16.26	$13.85	$14.38	$12.61	$9.35	$15.98	$16.11	$13.64	$13.07
End of period	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.35	$15.98	$16.11	$13.64
Accumulation units outstanding at the end of period	-	-	-	-	-	39	5,075	8,102	12,871	8,326

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.57	$30.30	$27.98	$27.55	$25.27	$21.46	$27.52	$26.03	$23.28	$22.48
End of period	$38.44	$35.57	$30.30	$27.98	$27.55	$25.27	$21.46	$27.52	$26.03	$23.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	461	3,550	4,298	2,450

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78	$12.41	$12.07	$11.94
End of period	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78	$12.41	$12.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	5,044	10,730	22,586	1,784

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95	$20.69	$17.40	$16.35
End of period	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95	$20.69	$17.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,449	4,979	5,480	660

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.70	$26.15	$24.07	$24.33	$21.98	$16.60	$28.59	$26.53	$25.82	$25.12
End of period	$38.18	$35.70	$26.15	$24.07	$24.33	$21.98	$16.60	$28.59	$26.53	$25.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79	$12.48	$11.77	$10.82	$10.01
End of period	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79	$12.48	$11.77	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	2,193	2,289	1,964

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$32.38	$26.75	$23.28	$24.82	$22.61	$16.65	$29.48	$24.88	$22.35	$22.33
End of period	$32.55	$32.38	$26.75	$23.28	$24.82	$22.61	$16.65	$29.48	$24.88	$22.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.97	$17.31	$15.50	$15.91	$14.48	$11.02	$18.40	$18.63	$16.88	$16.63
End of period	$24.78	$22.97	$17.31	$15.50	$15.91	$14.48	$11.02	$18.40	$18.63	$16.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	1,962	249	192

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$36.58	$28.54	$25.53	$26.61	$19.97	$15.01	$24.76	$22.49	$19.07	$18.94
End of period	$36.93	$36.58	$28.54	$25.53	$26.61	$19.97	$15.01	$24.76	$22.49	$19.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	332	332	373	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.58	$9.51	$8.35	$8.62	$7.95	$6.22	$9.92	N/A	N/A	N/A
End of period	$11.68	$11.58	$9.51	$8.35	$8.62	$7.95	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,371	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49	$10.85	$10.85	N/A	N/A
End of period	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49	$10.85	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	542	-	356	356	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.23	$8.92	$7.99	$8.19	$7.48	$6.01	$9.85	N/A	N/A	N/A
End of period	$11.84	$11.23	$8.92	$7.99	$8.19	$7.48	$6.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.17	$13.76	$11.91	$12.47	$10.01	$7.63	$11.61	$12.60	N/A	N/A
End of period	$17.87	$18.17	$13.76	$11.91	$12.47	$10.01	$7.63	$11.61	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18	$19.52	$18.58	$18.07	$17.92
End of period	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18	$19.52	$18.58	$18.07
Accumulation units outstanding at the end of period	-	-	-	-	85	87	1,664	2,542	2,594	384

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.90	$13.73	$11.85	$12.90	$10.56	$8.11	$12.91	$12.79	N/A	N/A
End of period	$19.89	$17.90	$13.73	$11.85	$12.90	$10.56	$8.11	$12.91	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.61	$8.81	$7.50	$8.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.99	$11.61	$8.81	$7.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.32	$14.18	$11.26	$12.23	$10.63	$8.16	$12.93	$15.49	N/A	N/A
End of period	$16.17	$14.32	$14.18	$11.26	$12.23	$10.63	$8.16	$12.93	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	321	309	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62	$18.31	$16.98	$14.10	$12.97
End of period	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62	$18.31	$16.98	$14.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-	536	2,221	1,292	984

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.77	$12.23	$11.07	$12.08	$10.47	$8.58	$14.01	$12.32	$11.63	$11.04
End of period	$17.85	$16.77	$12.23	$11.07	$12.08	$10.47	$8.58	$14.01	$12.32	$11.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	152	824	1,466	1,375

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57	$19.30	$20.18	$17.93	$16.78
End of period	$25.94	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57	$19.30	$20.18	$17.93
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	1,104	359	348

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.03	$16.78	$14.52	$14.99	$12.09	$9.13	$15.43	$14.11	$12.54	$11.78
End of period	$24.42	$23.03	$16.78	$14.52	$14.99	$12.09	$9.13	$15.43	$14.11	$12.54
Accumulation units outstanding at the end of period	-	-	-	-	-	277	146	146	476	458

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.20	$11.69	$10.15	$11.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.38	$14.20	$11.69	$10.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,059	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22	$16.90	$15.37	$11.86	N/A
End of period	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22	$16.90	$15.37	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	671	656	1,452	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.22	$24.53	$21.49	$23.25	$18.85	$13.42	$24.60	N/A	N/A	N/A
End of period	$37.37	$34.22	$24.53	$21.49	$23.25	$18.85	$13.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	96	99	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71	$15.97	$15.29	$15.07	$14.99
End of period	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71	$15.97	$15.29	$15.07
Accumulation units outstanding at the end of period	150	150	150	150	657	663	1,144	1,958	1,751	1,156

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91	$11.69	$11.18	$10.99	$10.98
End of period	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91	$11.69	$11.18	$10.99
Accumulation units outstanding at the end of period	836	874	777	766	849	841	-	186	198	211

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60	$6.07	$5.92	$4.43	$4.47
End of period	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60	$6.07	$5.92	$4.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-	169	1,861	132	-

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96	$10.32	$11.41	$10.24	$10.68
End of period	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96	$10.32	$11.41	$10.24
Accumulation units outstanding at the end of period	-	-	-	751	-	-	-	608	608	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.25	$7.82	$6.32	$7.38	$6.62	$5.69	$11.73	$14.45	$12.40	$11.89
End of period	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62	$5.69	$11.73	$14.45	$12.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29	$12.32	$11.66	$11.17	$10.57
End of period	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29	$12.32	$11.66	$11.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	577	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21	$20.00	$18.45	$14.96	$13.44
End of period	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21	$20.00	$18.45	$14.96
Accumulation units outstanding at the end of period	672	672	1,252	1,211	1,183	1,102	-	91	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.73	$12.16	$10.49	$10.91	$9.48	$7.78	$13.78	$13.83	$11.85	N/A
End of period	$17.20	$15.73	$12.16	$10.49	$10.91	$9.48	$7.78	$13.78	$13.83	N/A
Accumulation units outstanding at the end of period	912	979	1,375	1,399	1,487	2,659	1,541	22,463	16,045	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06	$36.14	$27.20	$22.93	$17.07
End of period	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06	$36.14	$27.20	$22.93
Accumulation units outstanding at the end of period	-	-	-	-	-	-	102	742	3,415	559

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74	$15.90	$15.06	$13.98	$12.71
End of period	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74	$15.90	$15.06	$13.98
Accumulation units outstanding at the end of period	458	513	1,153	1,162	1,234	1,286	506	1,732	2,069	1,162

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60	$12.40	$12.04	$10.65	$10.39
End of period	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60	$12.40	$12.04	$10.65
Accumulation units outstanding at the end of period	677	791	1,642	1,665	1,771	2,081	1,146	1,661	1,683	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46	$14.80	$15.39	$13.34	$13.03
End of period	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46	$14.80	$15.39	$13.34
Accumulation units outstanding at the end of period	533	578	1,290	1,296	1,369	1,422	1,098	1,808	2,145	1,195

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.91	$7.19	$6.58	$6.72	$6.10	$3.79	$6.83	$6.07	$5.65	$5.62
End of period	$10.55	$8.91	$7.19	$6.58	$6.72	$6.10	$3.79	$6.83	$6.07	$5.65
Accumulation units outstanding at the end of period	-	-	-	557	-	-	-	1,691	-	1,016

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.29	$10.04	$9.36	$12.37	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$14.06	$13.29	$10.04	$9.36	$12.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	308	256	256	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.87	$14.42	$12.18	$13.51	$11.92	$8.70	$14.99	$14.35	$12.49	$11.18
End of period	$17.89	$17.87	$14.42	$12.18	$13.51	$11.92	$8.70	$14.99	$14.35	$12.49
Accumulation units outstanding at the end of period	195	196	196	196	197	197	481	5,177	1,776	2,037

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.10	$14.67	$13.78	$12.56	$11.87	$10.31	N/A	N/A	N/A	N/A
End of period	$13.29	$13.10	$14.67	$13.78	$12.56	$11.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	911	-	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55	$14.76	$13.88	$13.66	$13.59
End of period	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55	$14.76	$13.88	$13.66
Accumulation units outstanding at the end of period	761	1,016	937	954	1,538	2,670	6,770	9,133	17,391	12,527

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12	$13.40	$13.80	$12.71	$12.73
End of period	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12	$13.40	$13.80	$12.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	884	7,756	8,603	3,232

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.00	$18.15	$15.98	$17.17	$14.89	$10.48	$20.22	$21.82	$19.66	$19.08
End of period	$27.63	$25.00	$18.15	$15.98	$17.17	$14.89	$10.48	$20.22	$21.82	$19.66
Accumulation units outstanding at the end of period	-	-	-	-	123	122	-	127	338	426

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56	$16.00	$14.93	$13.15	$12.34
End of period	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56	$16.00	$14.93	$13.15
Accumulation units outstanding at the end of period	14,967	14,967	14,967	14,967	14,967	14,967	-	13,279	13,279	14,640

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.00	$12.67	$11.86	$11.71	$10.97	$9.84	$11.61	$11.12	$10.50	N/A
End of period	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97	$9.84	$11.61	$11.12	N/A
Accumulation units outstanding at the end of period	-	-	-	477	-	-	8,246	8,246	5,377	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08	$15.87	$14.87	$13.26	$12.57
End of period	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08	$15.87	$14.87	$13.26
Accumulation units outstanding at the end of period	9,258	9,258	9,258	12,772	15,795	26,653	7,167	18,263	25,388	19,343

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60	$12.41	$11.73	$10.82	$10.49
End of period	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60	$12.41	$11.73	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74	$15.08	$14.13	$12.83	$12.27
End of period	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74	$15.08	$14.13	$12.83
Accumulation units outstanding at the end of period	1,339	1,341	2,671	3,332	4,785	6,643	15,816	22,170	25,477	6,628

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.71	$32.10	$27.50	$28.33	$24.71	$17.53	$31.23	$28.88	$25.86	$24.82
End of period	$46.67	$43.71	$32.10	$27.50	$28.33	$24.71	$17.53	$31.23	$28.88	$25.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	156	1,354	1,044	357

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.62	$49.69	$44.55	$46.02	$36.65	$25.41	$43.59	$37.87	$36.10	$32.22
End of period	$73.83	$66.62	$49.69	$44.55	$46.02	$36.65	$25.41	$43.59	$37.87	$36.10
Accumulation units outstanding at the end of period	-	-	-	-	-	101	24	785	1,274	767

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.20	$10.37	$10.31	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.06	$10.20	$10.37	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23	$15.79	$15.95	$13.53	$12.97
End of period	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23	$15.79	$15.95	$13.53
Accumulation units outstanding at the end of period	-	-	-	-	-	265	795	4,241	3,635	3,768

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03	$27.01	$25.58	$22.92	$22.16
End of period	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03	$27.01	$25.58	$22.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	487	2,045	2,336	2,086

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.52	$11.73	$11.94	$12.16	$12.38	$12.59	$12.54	$12.19	$11.88	$11.77
End of period	$11.32	$11.52	$11.73	$11.94	$12.16	$12.38	$12.59	$12.54	$12.19	$11.88
Accumulation units outstanding at the end of period	-	-	4,002	10,958	8,438	12,871	1,020	6,507	20,917	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.43	$21.31	$18.65	$19.39	$17.36	$14.26	$21.78	$20.56	$17.31	$16.30
End of period	$29.99	$27.43	$21.31	$18.65	$19.39	$17.36	$14.26	$21.78	$20.56	$17.31
Accumulation units outstanding at the end of period	160	160	161	161	161	162	949	1,276	1,677	1,004

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.35	$11.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.18	$14.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	241	259	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.08	$11.54	$10.41	$11.14	$10.42	N/A	N/A	N/A	N/A	N/A
End of period	$12.89	$13.08	$11.54	$10.41	$11.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93	2,007	2,125	2,126	2,126	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.63	$27.85	$24.95	$26.04	$19.57	N/A	N/A	N/A	N/A	N/A
End of period	$35.92	$35.63	$27.85	$24.95	$26.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	446	1,550	1,618	1,618	1,618	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.62	$15.96	$14.06	$15.39	$13.98	N/A	N/A	N/A	N/A	N/A
End of period	$18.31	$18.62	$15.96	$14.06	$15.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38	38	39	39	39	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.61	$18.39	$17.41	$18.81	$15.59	N/A	N/A	N/A	N/A	N/A
End of period	$25.30	$23.61	$18.39	$17.41	$18.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	811	1,811	2,546	2,538	2,496	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.61	$16.50	$14.30	$14.78	$11.94	N/A	N/A	N/A	N/A	N/A
End of period	$23.94	$22.61	$16.50	$14.30	$14.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	643	1,826	2,655	2,699	2,682	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.27	$23.89	$20.96	$22.71	$18.43	N/A	N/A	N/A	N/A	N/A
End of period	$36.28	$33.27	$23.89	$20.96	$22.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	563	1,248	1,290	1,290	1,290	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.16	$19.19	$18.88	$17.53	$16.65	N/A	N/A	N/A	N/A	N/A
End of period	$18.77	$18.16	$19.19	$18.88	$17.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,543	2,399	2,530	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.50	$12.01	$10.37	$10.80	$9.40	N/A	N/A	N/A	N/A	N/A
End of period	$16.93	$15.50	$12.01	$10.37	$10.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	670	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.96	$15.44	$13.59	$14.48	$11.69	N/A	N/A	N/A	N/A	N/A
End of period	$21.51	$20.96	$15.44	$13.59	$14.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,117	2,002	2,011	1,967	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.89	$18.63	$17.58	$17.10	$16.21	N/A	N/A	N/A	N/A	N/A
End of period	$18.25	$17.89	$18.63	$17.58	$17.10	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32	32	3,972	3,987	4,164	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.20	$17.15	$14.98	$14.59	$12.87	N/A	N/A	N/A	N/A	N/A
End of period	$17.87	$18.20	$17.15	$14.98	$14.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17	17	17	18	18	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.32	$17.68	$15.59	$16.78	$14.57	N/A	N/A	N/A	N/A	N/A
End of period	$26.83	$24.32	$17.68	$15.59	$16.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,065	1,065	1,065	1,065	1,065	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.17	$14.73	$12.97	$13.89	$12.09	N/A	N/A	N/A	N/A	N/A
End of period	$18.99	$18.17	$14.73	$12.97	$13.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39	39	39	85	86	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.32	$15.24	$13.47	$14.18	$12.45	N/A	N/A	N/A	N/A	N/A
End of period	$18.98	$18.32	$15.24	$13.47	$14.18	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	37	38	38	104	1,020	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.42	$15.33	$13.75	$14.20	$12.79	N/A	N/A	N/A	N/A	N/A
End of period	$17.85	$17.42	$15.33	$13.75	$14.20	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	76	76	76	166	167	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.50	$31.25	$26.82	$27.67	$24.17	N/A	N/A	N/A	N/A	N/A
End of period	$45.31	$42.50	$31.25	$26.82	$27.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,194	1,252	1,215	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.78	$48.39	$43.44	$44.95	$35.85	N/A	N/A	N/A	N/A	N/A
End of period	$71.68	$64.78	$48.39	$43.44	$44.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	257	258	250	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.05	$15.65	$13.38	$13.93	$12.25	N/A	N/A	N/A	N/A	N/A
End of period	$23.38	$21.05	$15.65	$13.38	$13.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,659	1,659	1,659	1,659	1,659	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.63	$28.74	$26.62	$26.28	$24.18	N/A	N/A	N/A	N/A	N/A
End of period	$36.24	$33.63	$28.74	$26.62	$26.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31	31	31	81	82	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.21	$11.43	$11.65	$11.88	$12.11	N/A	N/A	N/A	N/A	N/A
End of period	$10.99	$11.21	$11.43	$11.65	$11.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	321	344	367	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.97	$20.99	$18.39	$19.15	$17.17	N/A	N/A	N/A	N/A	N/A
End of period	$29.45	$26.97	$20.99	$18.39	$19.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,768	1,859	1,787	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.41	$25.25	$23.29	$23.59	$21.36	$16.16	$27.89	$25.93	$25.29	$24.65
End of period	$36.72	$34.41	$25.25	$23.29	$23.59	$21.36	$16.16	$27.89	$25.93	$25.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64	$12.29	$11.62	$10.70	$9.91
End of period	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64	$12.29	$11.62	$10.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-	718	950	950	-

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.19	$25.82	$22.51	$24.05	$21.95	$16.20	$28.74	$24.31	$21.88	N/A
End of period	$31.29	$31.19	$25.82	$22.51	$24.05	$21.95	$16.20	$28.74	$24.31	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75	$17.99	$18.25	$16.57	N/A
End of period	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75	$17.99	$18.25	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.32	$27.62	$24.76	$25.85	$19.44	$14.64	$24.20	$22.03	$18.71	N/A
End of period	$35.59	$35.32	$27.62	$24.76	$25.85	$19.44	$14.64	$24.20	$22.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45	$10.81	$10.83	N/A	N/A
End of period	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	12,196	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57	$11.55	$12.56	$10.88	N/A
End of period	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57	$11.55	$12.56	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.28	$22.98	$21.75	$20.89	$19.80	$17.69	$19.03	$18.15	$17.69	$17.58
End of period	$23.02	$22.28	$22.98	$21.75	$20.89	$19.80	$17.69	$19.03	$18.15	$17.69
Accumulation units outstanding at the end of period	-	-	-	-	-	-	83	101	156	165

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05	$12.85	$12.75	$11.24	N/A
End of period	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05	$12.85	$12.75	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44	$11.55	N/A
End of period	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33	$17.85	$16.59	$13.81	$12.72
End of period	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33	$17.85	$16.59	$13.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	1,757	491

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.36	$11.95	$10.84	$11.85	$10.30	$8.45	$13.84	$12.20	$11.54	$10.97
End of period	$17.37	$16.36	$11.95	$10.84	$11.85	$10.30	$8.45	$13.84	$12.20	$11.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	2,337	219

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32	$18.92	$19.82	$17.65	$16.55
End of period	$25.08	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32	$18.92	$19.82	$17.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	101

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00	$15.24	$13.96	$12.44	$11.70
End of period	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00	$15.24	$13.96	$12.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	282	728	633	142

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.08	$11.62	$10.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.24	$14.08	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,065	1,065	1,065	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02	$16.58	$15.10	$11.67	$10.05
End of period	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02	$16.58	$15.10	$11.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	796	1,084

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06	$23.98	$22.67	$20.63	$19.83
End of period	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06	$23.98	$22.67	$20.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	124	336	-	278

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26	$15.57	$14.94	$14.76	$14.71
End of period	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26	$15.57	$14.94	$14.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-	602	707	1,038	992

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	$10.85	N/A	N/A
End of period	$12.00	12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.93	$16.34	$14.17	$13.28	$11.02	$7.35	$11.58	N/A	N/A	N/A
End of period	$21.94	$21.93	$16.34	$14.17	$13.28	$11.02	$7.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	329	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74	$11.55	$11.07	$10.90	$10.92
End of period	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74	$11.55	$11.07	$10.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-	880	1,278	1,592	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53	$5.96	$5.83	$4.37	$4.42
End of period	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53	$5.96	$5.83	$4.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.75	$13.56	$11.20	$10.73	$8.92	$6.83	$10.15	$11.23	$10.10	N/A
End of period	$20.37	$18.75	$13.56	$11.20	$10.73	$8.92	$6.83	$10.15	$11.23	N/A
Accumulation units outstanding at the end of period	772	772	772	-	-	-	-	-	-	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.95	$7.61	$6.16	$7.21	$6.48	$5.58	$11.53	$14.23	$12.23	$11.76
End of period	$11.03	$9.95	$7.61	$6.16	$7.21	$6.48	$5.58	$11.53	$14.23	$12.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	4,250	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.20	$13.90	$11.96	$11.01	$10.81	$9.12	$12.11	$11.49	$11.03	$10.46
End of period	$23.55	$19.20	$13.90	$11.96	$11.01	$10.81	$9.12	$12.11	$11.49	$11.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06	$19.76	$18.27	$14.84	$13.36
End of period	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06	$19.76	$18.27	$14.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,229	1,461	1,506	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68	$13.76	$11.82	$10.89
End of period	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68	$13.76	$11.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	4,296	7,115	1,598	-

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.15	$9.37	$8.36	$9.46	$8.49	$6.29	$11.90	$10.69	N/A	N/A
End of period	$12.74	$12.15	$9.37	$8.36	$9.46	$8.49	$6.29	$11.90	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.83	$30.79	$30.11	$29.74	$25.48	$21.64	$35.53	$26.80	$22.63	$16.88
End of period	$33.24	$37.83	$30.79	$30.11	$29.74	$25.48	$21.64	$35.53	$26.80	$22.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	222	222	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61	$15.71	$14.92	$13.87	$12.64
End of period	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61	$15.71	$14.92	$13.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,379	1,772	1,775	-

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49	$12.25	$11.92	$10.57	$10.33
End of period	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49	$12.25	$11.92	$10.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,480	3,253	3,205	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33	$14.62	$15.24	$13.23	$12.95
End of period	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33	$14.62	$15.24	$13.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,413	1,850	1,764	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.65	$7.00	$6.42	$6.57	$5.98	$3.72	$6.71	$5.98	$5.58	$5.55
End of period	$10.23	$8.65	$7.00	$6.42	$6.57	$5.98	$3.72	$6.71	$5.98	$5.58
Accumulation units outstanding at the end of period	572	572	572	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.05	$9.87	$9.23	$12.22	$10.18	$9.06	$17.58	N/A	N/A	N/A
End of period	$13.78	$13.05	$9.87	$9.23	$12.22	$10.18	$9.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	498	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56	$14.77	$14.18	$12.37	$11.09
End of period	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56	$14.77	$14.18	$12.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	201	124	124	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24	$14.47	$13.64	$13.45	$13.41
End of period	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24	$14.47	$13.64	$13.45
Accumulation units outstanding at the end of period	801	806	810	815	821	-	2,777	6,868	9,453	3,077

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.06	$17.02	$14.88	$14.50	$12.79	$8.92	$13.14	$13.56	$12.52	$12.56
End of period	$17.72	$18.06	$17.02	$14.88	$14.50	$12.79	$8.92	$13.14	$13.56	$12.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20	$19.72	$21.32	$19.24	$18.71
End of period	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20	$19.72	$21.32	$19.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-	171	382	469	601

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36	$15.69	$14.67	$12.95	$12.18
End of period	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36	$15.69	$14.67	$12.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	15,314	16,950	15,314	36,362

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75	$11.53	$11.07	$10.47	$10.30
End of period	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75	$11.53	$11.07	$10.47
Accumulation units outstanding at the end of period	484	484	484	-	-	-	1,403	7,852	13,319	5,995

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86	$15.57	$14.61	$13.06	$12.40
End of period	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86	$15.57	$14.61	$13.06
Accumulation units outstanding at the end of period	13,479	58,451	61,915	62,065	64,421	59,528	86,919	91,388	91,833	85,595

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68	$10.80	$10.49
End of period	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68	$10.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51	$14.79	$13.89	$12.63	$12.11
End of period	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51	$14.79	$13.89	$12.63
Accumulation units outstanding at the end of period	1,367	1,369	-	-	-	-	6,799	15,496	24,526	6,366

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45	$28.21	$25.31	$24.34
End of period	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45	$28.21	$25.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-	151	423	459	353

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50	$36.99	$35.34	$31.60
End of period	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50	$36.99	$35.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	334	870	2,543	332

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66,617	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55	$15.74	$13.38	$12.85
End of period	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55	$15.74	$13.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	550	641	554	427

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.10	$11.32	$11.55	$11.79	$12.02	$12.25	$12.23	$11.91	$11.63	$11.55
End of period	$10.88	$11.10	$11.32	$11.55	$11.79	$12.02	$12.25	$12.23	$11.91	$11.63
Accumulation units outstanding at the end of period	7,200	7,200	7,200	-	-	-	13,246	11,778	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08	$21.55	$20.39	$17.20	$16.22
End of period	$29.26	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08	$21.55	$20.39	$17.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	164	113	2,813	-

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89	$24.29
End of period	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53	$12.16	$11.51	$10.61	$9.85
End of period	$12.53	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53	$12.16	$11.51	$10.61
Accumulation units outstanding at the end of period	1,969	-	-	-	-	-	2,556	2,560	3,811	99

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.62	$16.35	$14.69	$15.14	$13.82	$10.55	$17.69	$17.97	$16.34	$16.15
End of period	$23.24	$21.62	$16.35	$14.69	$15.14	$13.82	$10.55	$17.69	$17.97	$16.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	864	864	864

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.42	$26.96	$24.20	$25.31	$19.06	$14.37	$23.80	$21.69	$18.46	$18.39
End of period	$34.63	$34.42	$26.96	$24.20	$25.31	$19.06	$14.37	$23.80	$21.69	$18.46
Accumulation units outstanding at the end of period	1,145	-	-	-	-	-	1,660	2,065	2,065	2,286

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41	$17.33
End of period	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	610	610	-

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	$15.40	N/A	N/A
End of period	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59	$12.54
End of period	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59
Accumulation units outstanding at the end of period	-	-	-	-	-	-	195	255	1,248	2,771

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45	$16.38
End of period	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45
Accumulation units outstanding at the end of period	1,034	-	-	-	-	-	2,740	2,973	2,941	1,722

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36	$11.65
End of period	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36
Accumulation units outstanding at the end of period	1,214	-	-	-	-	-	2,960	3,265	3,296	3,622

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54	$9.94
End of period	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	780	1,691	1,095

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.06	$23.06	$20.27	$22.01	$17.90	$12.79	$23.53	N/A	N/A	N/A
End of period	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	712	-	-	-	-	-	1,328	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52	$14.50
End of period	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,167	2,938	2,836	7,534

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84	N/A
End of period	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.79	$13.62	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92	$10.37
End of period	$23.01	$18.79	$13.62	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75	$13.30
End of period	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79	N/A
End of period	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72	N/A
Accumulation units outstanding at the end of period	676	677	677	678	-	-	678	13,086	10,902	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.63	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79	$12.58
End of period	$24.20	$22.63	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	1,070	1,070	-

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50	$10.28
End of period	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	1,182	3,435	1,833

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.46	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.12	$13.15	$12.89
End of period	$20.96	$20.46	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.12	$13.15
Accumulation units outstanding at the end of period	1,262	116	-	-	-	-	-	1,099	1,099	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28	$11.03
End of period	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29	$13.27
End of period	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29
Accumulation units outstanding at the end of period	154	154	154	154	-	-	4,181	6,246	6,711	9,769

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37	$12.43
End of period	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	100	1,065	1,479	3,797

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94	$18.44
End of period	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,096	1,096	1,096	1,837

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48	$12.80	$12.05
End of period	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48	$12.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-	89	90	3,131	42

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04	$10.45	N/A
End of period	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	596	628	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42	$12.91	$12.27
End of period	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42	$12.91
Accumulation units outstanding at the end of period	936	936	937	938	-	-	1,048	1,050	1,052	982

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71	$12.48	$11.99
End of period	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71	$12.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-	174	1,132	2,282	81

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91	$23.99
End of period	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,574	1,101	1,144	2,547

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78	$31.14
End of period	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-	371	261	286	786

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26	$12.76
End of period	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,308	2,608	5,516	1,365

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08	$21.42
End of period	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	224	1,394	2,074	345

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.79	$11.02	$11.26	$11.51	$11.76	$12.00	N/A	N/A	N/A	N/A
End of period	$10.56	$10.79	$11.02	$11.26	$11.51	$11.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12	$16.17
End of period	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,878	1,514	1,569	1,687

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.54	$23.95	$22.16	$22.51	$20.44	$15.51	$26.85	$25.04	$24.49	$23.95
End of period	$34.62	$32.54	$23.95	$22.16	$22.51	$20.44	$15.51	$26.85	$25.04	$24.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.47	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52	$9.78
End of period	$12.25	$12.47	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	875

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	$23.47	N/A	N/A
End of period	$29.50	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12	$15.95
End of period	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	559

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$33.54	$26.31	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20	$18.16
End of period	$33.70	$33.54	$26.31	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50	$10.86	N/A
End of period	$17.02	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.07	$21.79	$20.70	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13	$17.08
End of period	$21.71	$21.07	$21.79	$20.70	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	4,030

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69	$11.22	N/A
End of period	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36	$11.52	N/A
End of period	$15.42	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.45	$15.00	$13.26	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37	$12.36
End of period	$17.09	$17.45	$15.00	$13.26	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	740

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39	$10.87
End of period	$16.69	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	5,009

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.30	$17.24	$16.21
End of period	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.30	$17.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	3,822

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.68	$15.88	$13.81	$14.33	$11.61	$8.82	$14.97	$13.76	$12.29	$11.60
End of period	$22.88	$21.68	$15.88	$13.81	$14.33	$11.61	$8.82	$14.97	$13.76	$12.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	849

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.51	$11.38	$9.94	$11.68	$11.11	$8.73	$16.09	$14.71	$11.40	$9.84
End of period	$11.81	$13.51	$11.38	$9.94	$11.68	$11.11	$8.73	$16.09	$14.71	$11.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,407

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89	$19.99	N/A
End of period	$33.87	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29	$14.29
End of period	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	11,622

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77	$10.82
End of period	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,842

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29	N/A
End of period	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.95	$13.02	$10.79	$10.36	$8.64	$6.64	$9.89	$10.98	$9.91	N/A
End of period	$19.44	$17.95	$13.02	$10.79	$10.36	$8.64	$6.64	$9.89	$10.98	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.38	$13.35	$11.52	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82	$10.29
End of period	$22.48	$18.38	$13.35	$11.52	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	384

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66	$13.24
End of period	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,754

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77	N/A
End of period	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.22	$29.56	$28.99	$28.73	$24.68	$21.03	$34.63	$26.20	$22.19	$16.60
End of period	$31.73	$36.22	$29.56	$28.99	$28.73	$24.68	$21.03	$34.63	$26.20	$22.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	197

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.27	$17.13	$14.95	$15.64	$12.71	$9.43	$15.45	$14.72	$13.73	$12.54
End of period	$23.77	$22.27	$17.13	$14.95	$15.64	$12.71	$9.43	$15.45	$14.72	$13.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,850

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.53	$11.29	$10.02	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44	$10.24
End of period	$16.05	$14.53	$11.29	$10.02	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	9,352

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.13	$14.88	$13.14	$14.05	$11.38	$9.14	$14.38	$15.03	$13.09	$12.85
End of period	$20.58	$20.13	$14.88	$13.14	$14.05	$11.38	$9.14	$14.38	$15.03	$13.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,050

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.28	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.84	$5.47	N/A
End of period	$9.77	$8.28	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.84	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19	$10.97
End of period	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13	$13.13
End of period	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	26,285

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23	$12.30
End of period	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	14,807

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64	$18.18
End of period	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,911

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24	$14.29	$12.65	$11.93
End of period	$17.91	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24	$14.29	$12.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	923

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42	$11.00	$10.43	N/A
End of period	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42	$11.00	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12	$14.23	$12.76	$12.15
End of period	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12	$14.23	$12.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	17,282

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76	$10.48
End of period	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36	$13.53	$12.34	$11.86
End of period	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36	$13.53	$12.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	60,349

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52	$23.65
End of period	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	906

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.73	$34.23	$30.70
End of period	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.73	$34.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	351

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.81	$10.03	$10.02	$10.11	$10.05	$9.56	$10.40	$10.15	N/A	N/A
End of period	$9.63	$9.81	$10.03	$10.02	$10.11	$10.05	$9.56	$10.40	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15	$12.68
End of period	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	8,787

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73	$21.11
End of period	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26	$11.22
End of period	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	27,673

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03	$16.12
End of period	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,080

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20	$26.34	$24.61	$24.11	$23.60
End of period	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20	$26.34	$24.61	$24.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.21	$10.83	$9.82	$10.57	$9.93	$8.31	$11.88	$11.27	$10.43	$9.71
End of period	$11.98	$12.21	$10.83	$9.82	$10.57	$9.93	$8.31	$11.88	$11.27	$10.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	579

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.68	$23.85	$20.89	$22.42	$20.55	$15.24	$27.15	$23.07	$20.86	$20.97
End of period	$28.65	$28.68	$23.85	$20.89	$22.42	$20.55	$15.24	$27.15	$23.07	$20.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.53	$15.56	$14.03	$14.50	$13.28	$10.17	$17.10	$17.42	$15.89	N/A
End of period	$22.00	$20.53	$15.56	$14.03	$14.50	$13.28	$10.17	$17.10	$17.42	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85	$23.00	$21.03	$17.95	$17.94
End of period	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85	$23.00	$21.03	$17.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.17	$13.10	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47	$10.85	N/A
End of period	$16.78	$17.17	$13.10	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64	$17.98	$17.22	$16.86	$16.84
End of period	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64	$17.98	$17.22	$16.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,468

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92	$12.69	$12.66	$11.21	N/A
End of period	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92	$12.69	$12.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97	$12.70	$15.32	$11.51	N/A
End of period	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97	$12.70	$15.32	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.96	$14.61	$12.94	$14.24	$12.99	$9.72	$16.86	$15.74	$13.16	N/A
End of period	$16.59	$16.96	$14.61	$12.94	$14.24	$12.99	$9.72	$16.86	$15.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.48	$11.37	$10.36	$11.37	$9.93	$8.19	$13.46	$11.92	$11.32	$10.82
End of period	$16.37	$15.48	$11.37	$10.36	$11.37	$9.93	$8.19	$13.46	$11.92	$11.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	159

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.81	$17.08	$16.24	$17.65	$14.69	$10.78	$18.10	$19.05	$17.04	$16.05
End of period	$23.25	$21.81	$17.08	$16.24	$17.65	$14.69	$10.78	$18.10	$19.05	$17.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72	$14.82	$13.64	$12.21	$11.54
End of period	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72	$14.82	$13.64	$12.21
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	152

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.19	$11.13	$9.74	$11.45	$10.91	$8.59	$15.86	$14.51	$11.27	$9.74
End of period	$11.52	$13.19	$11.13	$9.74	$11.45	$10.91	$8.59	$15.86	$14.51	$11.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28	$22.66	$21.51	$19.67	$18.99
End of period	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28	$22.66	$21.51	$19.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.54	$17.57	$17.37	$16.21	$15.48	$15.29	$14.71	$14.17	$14.07	$14.08
End of period	$17.01	$16.54	$17.57	$17.37	$16.21	$15.48	$15.29	$14.71	$14.17	$14.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	692

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.57	$12.76	$10.59	$10.19	$8.51	$6.55	$9.77	$10.87	$9.81	$10.31
End of period	$19.00	$17.57	$12.76	$10.59	$10.19	$8.51	$6.55	$9.77	$10.87	$9.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	636

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74	$11.66	$11.11	$10.71	$10.20
End of period	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74	$11.66	$11.11	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,510

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72	$19.24	$17.86	$14.58	$13.18
End of period	$15.08	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72	$19.24	$17.86	$14.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56	$13.48	$13.62	$11.75	N/A
End of period	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56	$13.48	$13.62	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.44	$28.97	$28.45	$28.23	$24.29	$20.73	$34.19	$25.90	$21.98	$16.46
End of period	$31.00	$35.44	$28.97	$28.45	$28.23	$24.29	$20.73	$34.19	$25.90	$21.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	339

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31	$15.29	$14.58	$13.63	$12.47
End of period	$23.27	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31	$15.29	$14.58	$13.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,316

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26	$11.93	$11.66	$10.38	$10.19
End of period	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26	$11.93	$11.66	$10.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,883

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04	$14.23	$14.90	$13.00	$12.78
End of period	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04	$14.23	$14.90	$13.00
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	5,266

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.11	$6.59	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42	$5.42
End of period	$9.54	$8.11	$6.59	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.44	$13.35	$11.35	$12.67	$11.26	$8.27	$14.34	$13.82	$12.11	$10.91
End of period	$16.35	$16.44	$13.35	$11.35	$12.67	$11.26	$8.27	$14.34	$13.82	$12.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	3,875

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56	$13.84	$13.11	$12.98	$13.00
End of period	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56	$13.84	$13.11	$12.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	6,380

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	$13.03	$12.08	$12.18
End of period	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	$13.03	$12.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	5,340

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.79	$13.68	$12.11	$13.03	$11.40	$8.92	$15.02	$14.10	$12.51	$11.81
End of period	$17.46	$16.79	$13.68	$12.11	$13.03	$11.40	$8.92	$15.02	$14.10	$12.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.25	$12.01	$11.31	$11.24	$10.60	$9.57	$11.37	$10.96	$10.42	N/A
End of period	$12.32	$12.25	$12.01	$11.31	$11.24	$10.60	$9.57	$11.37	$10.96	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.93	$14.16	$12.58	$13.31	$11.74	$9.40	$14.90	$14.05	$12.61	$12.03
End of period	$17.45	$16.93	$14.16	$12.58	$13.31	$11.74	$9.40	$14.90	$14.05	$12.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	9,124

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.48	$12.51	$11.56	$11.75	$10.81	$9.34	$12.16	$11.56	$10.74	N/A
End of period	$13.68	$13.48	$12.51	$11.56	$11.75	$10.81	$9.34	$12.16	$11.56	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.10	$14.24	$12.84	$13.32	$12.06	$10.01	$14.15	$13.35	$12.20	$11.75
End of period	$16.42	$16.10	$14.24	$12.84	$13.32	$12.06	$10.01	$14.15	$13.35	$12.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	24,041

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04	$28.76	$26.77	$24.13	$23.31
End of period	$41.07	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04	$28.76	$26.77	$24.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	780

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$59.01	$44.30	$39.98	$41.57	$33.32	$23.25	$40.15	$35.11	$33.69	$30.26
End of period	$64.97	$59.01	$44.30	$39.98	$41.57	$33.32	$23.25	$40.15	$35.11	$33.69
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,734

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.66	$14.69	$12.62	$13.20	$11.68	$8.73	$15.03	$15.27	$13.04	$12.59
End of period	$21.72	$19.66	$14.69	$12.62	$13.20	$11.68	$8.73	$15.03	$15.27	$13.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	474

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24	$24.88	$23.72	$21.39	$20.81
End of period	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24	$24.88	$23.72	$21.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	781

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.21	$10.46	$10.72	$10.98	$11.26	$11.52	$11.55	$11.30	$11.08	$11.06
End of period	$9.96	$10.21	$10.46	$10.72	$10.98	$11.26	$11.52	$11.55	$11.30	$11.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	113,512

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.49	$19.93	$17.56	$18.37	$16.56	$13.69	$21.05	$20.00	$16.95	$16.06
End of period	$27.69	$25.49	$19.93	$17.56	$18.37	$16.56	$13.69	$21.05	$20.00	$16.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.88	$10.56	$9.59	$10.34	$9.74	$8.17	$11.69	$11.12	$10.31	N/A
End of period	$11.63	$11.88	$10.56	$9.59	$10.34	$9.74	$8.17	$11.69	$11.12	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.34	$14.11	$12.51	$13.80	$12.62	$9.46	$16.44	$15.38	$12.88	$11.95
End of period	$15.95	$16.34	$14.11	$12.51	$13.80	$12.62	$9.46	$16.44	$15.38	$12.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	3,209

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.11	$11.12	$10.15	$11.17	$9.77	$8.07	$13.29	$11.79	$11.23	$10.75
End of period	$15.94	$15.11	$11.12	$10.15	$11.17	$9.77	$8.07	$13.29	$11.79	$11.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	3,220

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.13	$16.58	$15.80	$17.20	$14.35	$10.55	$17.75	$18.72	$16.78	$15.83
End of period	$22.49	$21.13	$16.58	$15.80	$17.20	$14.35	$10.55	$17.75	$18.72	$16.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	241

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$20.76	$15.26	$13.32	$13.86	$11.28	$8.59	$14.64	$13.50	$12.11	$11.47
End of period	$21.83	$20.76	$15.26	$13.32	$13.86	$11.28	$8.59	$14.64	$13.50	$12.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	558

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$12.78	$10.81	$9.47	$11.16	$10.65	$8.40	$15.55	$14.26	$11.10	$9.61
End of period	$11.14	$12.78	$10.81	$9.47	$11.16	$10.65	$8.40	$15.55	$14.26	$11.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	365

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.96	$16.98	$16.83	$15.73	$15.05	$14.90	$14.36	$13.87	$13.79	$13.83
End of period	$16.38	$15.96	$16.98	$16.83	$15.73	$15.05	$14.90	$14.36	$13.87	$13.79
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,546

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.88	$12.55	$12.43	$11.92	$11.56	$11.22	$11.11	$10.72	$10.62	$10.71
End of period	$12.22	$11.88	$12.55	$12.43	$11.92	$11.56	$11.22	$11.11	$10.72	$10.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,608

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.07	$13.59	$11.83	$13.84	$13.30	$10.57	$19.01	$17.69	$14.46	N/A
End of period	$14.70	$16.07	$13.59	$11.83	$13.84	$13.30	$10.57	$19.01	$17.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.32	$16.46	$14.42	$15.13	$12.35	$9.18	$15.11	$14.44	$13.52	$12.40
End of period	$22.68	$21.32	$16.46	$14.42	$15.13	$12.35	$9.18	$15.11	$14.44	$13.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,314

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$13.93	$10.87	$9.67	$9.79	$8.78	$7.16	$11.79	$11.54	$10.30	$10.13
End of period	$15.34	$13.93	$10.87	$9.67	$9.79	$8.78	$7.16	$11.79	$11.54	$10.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,672

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.28	$14.30	$12.67	$13.60	$11.06	$8.91	$14.06	$14.76	$12.90	$12.70
End of period	$19.65	$19.28	$14.30	$12.67	$13.60	$11.06	$8.91	$14.06	$14.76	$12.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	1,371

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.01	$13.02	$11.09	$12.41	$11.05	$8.14	$14.13	$13.65	$11.98	$10.82
End of period	$15.89	$16.01	$13.02	$11.09	$12.41	$11.05	$8.14	$14.13	$13.65	$11.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	108

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.02	$16.80	$15.96	$15.63	$14.92	$13.27	$13.58	$12.88	$12.78	$12.83
End of period	$16.22	$16.02	$16.80	$15.96	$15.63	$14.92	$13.27	$13.58	$12.88	$12.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	5,891

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.29	$15.46	$13.60	$13.34	$11.85	$8.31	$12.33	$12.80	$11.90	$12.01
End of period	$15.88	$16.29	$15.46	$13.60	$13.34	$11.85	$8.31	$12.33	$12.80	$11.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.27	$13.29	$11.78	$12.70	$11.14	$8.73	$14.73	$13.86	$12.31	$11.66
End of period	$16.89	$16.27	$13.29	$11.78	$12.70	$11.14	$8.73	$14.73	$13.86	$12.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	16,614

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.02	$11.81	$11.15	$11.10	$10.49	$9.49	$11.29	$10.91	$10.39	N/A
End of period	$12.07	$12.02	$11.81	$11.15	$11.10	$10.49	$9.49	$11.29	$10.91	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.41	$13.74	$12.24	$12.97	$11.47	$9.20	$14.61	$13.81	$12.42	$11.87
End of period	$16.88	$16.41	$13.74	$12.24	$12.97	$11.47	$9.20	$14.61	$13.81	$12.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	21,983

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.23	$12.30	$11.39	$11.60	$10.70	$9.26	$12.08	$11.51	$10.71	$10.47
End of period	$13.40	$13.23	$12.30	$11.39	$11.60	$10.70	$9.26	$12.08	$11.51	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.61	$13.84	$12.49	$12.99	$11.79	$9.80	$13.89	$13.13	$12.01	$11.59
End of period	$15.89	$15.61	$13.84	$12.49	$12.99	$11.79	$9.80	$13.89	$13.13	$12.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	21,724

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.30	$27.62	$23.87	$24.80	$21.81	$15.61	$28.04	$26.15	$23.62	N/A
End of period	$39.49	$37.30	$27.62	$23.87	$24.80	$21.81	$15.61	$28.04	$26.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$56.83	$42.75	$38.65	$40.27	$32.34	$22.62	$39.13	$34.28	$32.96	$29.66
End of period	$62.44	$56.83	$42.75	$38.65	$40.27	$32.34	$22.62	$39.13	$34.28	$32.96
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,547

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.13	$14.32	$12.33	$12.92	$11.45	$8.58	$14.80	$15.07	$12.89	$12.47
End of period	$21.10	$19.13	$14.32	$12.33	$12.92	$11.45	$8.58	$14.80	$15.07	$12.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	488

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.83	$10.10	$10.37	$10.64	$10.93	$11.21	$11.26	$11.04	$10.85	$10.85
End of period	$9.57	$9.83	$10.10	$10.37	$10.64	$10.93	$11.21	$11.26	$11.04	$10.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.89	$19.50	$17.21	$18.04	$16.30	$13.50	$20.79	$19.80	$16.81	$15.96
End of period	$26.98	$24.89	$19.50	$17.21	$18.04	$16.30	$13.50	$20.79	$19.80	$16.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	2,980

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2014

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Assets
Investments, at fair value (a)	$2,137,962	$3,863,659	$19,386,105	$7,768,109	$5,109,676	$8,030,562	$3,927,808	$10,217,009	$5,861,216	$3,669,938
Receivables:
Investments in Fund shares sold	61	4,975	584	235	143	229	114	8,000	182	110
Investment Division units sold	—	—	78	—	—	—	—	—	—	—
Total assets	2,138,023	3,868,634	19,386,767	7,768,344	5,109,819	8,030,791	3,927,922	10,225,009	5,861,398	3,670,048

Liabilities
Payables:
Investments in Fund shares purchased	—	—	78	—	—	—	—	—	—	—
Investment Division units redeemed	—	4,865	15	—	—	—	—	7,714	11	—
Insurance fees due to Jackson of New York	61	110	569	235	143	229	114	286	171	110
Total liabilities	61	4,975	662	235	143	229	114	8,000	182	110
Net assets (Note 7)	$2,137,962	$3,863,659	$19,386,105	$7,768,109	$5,109,676	$8,030,562	$3,927,808	$10,217,009	$5,861,216	$3,669,938

(a) Investments in Funds, shares outstanding	211,889	373,661	1,828,878	710,714	388,273	635,832	397,551	901,766	516,407	374,866
Investments in Funds, at cost	$2,123,361	$3,875,465	$19,195,499	$7,728,659	$4,918,415	$7,723,190	$4,000,905	$9,896,670	$5,600,049	$3,699,009

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Assets
Investments, at fair value (a)	$263,682	$347,385	$735,530	$5,967,172	$23,663,231	$27,429,238	$2,062,887	$369,617	$6,461,999	$13,390,402
Receivables:
Investments in Fund shares sold	8	10	22	165	690	782	62	11	208	399
Investment Division units sold	—	—	—	—	—	69,269	—	—	—	—
Total assets	263,690	347,395	735,552	5,967,337	23,663,921	27,499,289	2,062,949	369,628	6,462,207	13,390,801

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	69,269	—	—	—	—
Investment Division units redeemed	—	—	—	—	8	—	—	—	30	—
Insurance fees due to Jackson of New York	8	10	22	165	682	782	62	11	178	399
Total liabilities	8	10	22	165	690	70,051	62	11	208	399
Net assets (Note 7)	$263,682	$347,385	$735,530	$5,967,172	$23,663,231	$27,429,238	$2,062,887	$369,617	$6,461,999	$13,390,402

(a) Investments in Funds, shares outstanding	27,727	35,520	76,698	482,001	1,986,837	2,295,334	211,145	38,342	548,092	1,163,371
Investments in Funds, at cost	$274,691	$363,455	$763,722	$5,613,953	$23,360,825	$26,540,574	$2,068,237	$388,977	$6,135,555	$12,906,293

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Assets
Investments, at fair value (a)	$9,473,627	$3,071,988	$7,654,020	$485,989	$623,789	$476,214	$5,385,044	$10,650,760	$6,826,886	$157,042
Receivables:
Investments in Fund shares sold	282	89	236	12	18	13	168	292	193	5
Investment Division units sold	—	—	—	—	—	—	—	—	—	—
Total assets	9,473,909	3,072,077	7,654,256	486,001	623,807	476,227	5,385,212	10,651,052	6,827,079	157,047

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	—
Investment Division units redeemed	6	—	15	—	—	—	7	—	—	—
Insurance fees due to Jackson of New York	276	89	221	12	18	13	161	292	193	5
Total liabilities	282	89	236	12	18	13	168	292	193	5
Net assets (Note 7)	$9,473,627	$3,071,988	$7,654,020	$485,989	$623,789	$476,214	$5,385,044	$10,650,760	$6,826,886	$157,042

(a) Investments in Funds, shares outstanding	883,734	343,623	702,204	46,640	54,959	49,094	485,577	894,270	550,112	22,760
Investments in Funds, at cost	$9,081,009	$3,239,399	$7,340,884	$492,268	$610,006	$498,133	$5,248,130	$10,014,749	$6,626,472	$187,210

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$1,913,873	$7,896,306	$1,064,450	$245,847	$414,173	$2,205,082	$382,736	$2,492,854	$8,702,234	$903,678
Receivables:
Investments in Fund shares sold	55	547	31	7	13	62	11	715	258	26
Investment Division units sold	—	—	7,083	—	—	—	—	—	15,202	—
Total assets	1,913,928	7,896,853	1,071,564	245,854	414,186	2,205,144	382,747	2,493,569	8,717,694	903,704

Liabilities
Payables:
Investments in Fund shares purchased	—	—	7,083	—	—	—	—	—	15,202	—
Investment Division units redeemed	—	321	—	—	—	—	—	644	3	—
Insurance fees due to Jackson of New York	55	226	31	7	13	62	11	71	255	26
Total liabilities	55	547	7,114	7	13	62	11	715	15,460	26
Net assets (Note 7)	$1,913,873	$7,896,306	$1,064,450	$245,847	$414,173	$2,205,082	$382,736	$2,492,854	$8,702,234	$903,678

(a) Investments in Funds, shares outstanding	170,729	531,380	101,570	26,521	44,487	215,761	42,668	184,930	819,419	90,640
Investments in Funds, at cost	$1,869,893	$7,134,967	$1,103,502	$264,113	$434,842	$2,203,035	$403,176	$2,499,789	$8,548,853	$870,937

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Assets
Investments, at fair value (a)	$2,947,434	$8,762,096	$756,191	$1,577,228	$892,287	$743,990	$126,153	$6,133,142	$2,599,279	$4,822,077
Receivables:
Investments in Fund shares sold	84	263	21	49	26	30	4	183	74	150
Investment Division units sold	—	7,083	—	20,904	—	—	—	—	540	—
Total assets	2,947,518	8,769,442	756,212	1,598,181	892,313	744,020	126,157	6,133,325	2,599,893	4,822,227

Liabilities
Payables:
Investments in Fund shares purchased	—	7,083	—	20,904	—	—	—	—	540	—
Investment Division units redeemed	—	8	—	4	—	8	—	7	—	9
Insurance fees due to Jackson of New York	84	255	21	45	26	22	4	176	74	141
Total liabilities	84	7,346	21	20,953	26	30	4	183	614	150
Net assets (Note 7)	$2,947,434	$8,762,096	$756,191	$1,577,228	$892,287	$743,990	$126,153	$6,133,142	$2,599,279	$4,822,077

(a) Investments in Funds, shares outstanding	249,149	709,481	80,446	263,310	78,065	73,444	16,299	603,062	237,594	481,726
Investments in Funds, at cost	$2,947,233	$8,008,742	$937,261	$2,282,474	$891,113	$734,015	$146,863	$6,380,600	$2,522,199	$4,846,334

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund
Assets
Investments, at fair value (a)	$316,702	$3,540,357	$4,350,791	$—	$1,072,476	$1,325,783	$47,102,125	$79,706,122	$92,862,508	$83,312,956
Receivables:
Investments in Fund shares sold	8	116	124	—	31	206	3,547	7,737	7,418	359,810
Investment Division units sold	20,904	31,529	—	—	—	—	749	189,142	799	869
Total assets	337,614	3,572,002	4,350,915	—	1,072,507	1,325,989	47,106,421	79,903,001	92,870,725	83,673,635

Liabilities
Payables:
Investments in Fund shares purchased	20,904	31,529	—	—	—	—	749	189,142	799	869
Investment Division units redeemed	—	13	—	—	—	168	1,566	4,360	3,498	356,305
Insurance fees due to Jackson of New York	8	103	124	—	31	38	1,981	3,377	3,920	3,505
Total liabilities	20,912	31,645	124	—	31	206	4,296	196,879	8,217	360,679
Net assets (Note 7)	$316,702	$3,540,357	$4,350,791	$—	$1,072,476	$1,325,783	$47,102,125	$79,706,122	$92,862,508	$83,312,956

(a) Investments in Funds, shares outstanding	43,683	310,830	302,980	—	112,655	302,001	4,325,264	6,681,150	8,067,985	5,145,952
Investments in Funds, at cost	$400,787	$3,452,953	$3,995,396	$—	$1,112,661	$1,771,005	$43,080,552	$72,388,958	$83,163,516	$77,411,073

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund
Assets
Investments, at fair value (a)	$95,505,055	$123,666,518	$15,669,958	$1,575,730	$40,268,612	$127,385,138	$25,887,064	$23,636,409	$29,907,964	$128,384,374
Receivables:
Investments in Fund shares sold	7,024	12,054	18,000	48	2,401	67,394	22,907	40,914	1,522	41,610
Investment Division units sold	2,379	565	—	—	706,252	159,601	19,440	5,011	—	44,598
Total assets	95,514,458	123,679,137	15,687,958	1,575,778	40,977,265	127,612,133	25,929,411	23,682,334	29,909,486	128,470,582

Liabilities
Payables:
Investments in Fund shares purchased	2,379	565	—	—	706,252	159,601	19,440	5,011	—	44,598
Investment Division units redeemed	2,879	6,744	17,327	—	701	61,793	21,783	39,899	234	36,461
Insurance fees due to Jackson of New York	4,145	5,310	673	48	1,700	5,601	1,124	1,015	1,288	5,149
Total liabilities	9,403	12,619	18,000	48	708,653	226,995	42,347	45,925	1,522	86,208
Net assets (Note 7)	$95,505,055	$123,666,518	$15,669,958	$1,575,730	$40,268,612	$127,385,138	$25,887,064	$23,636,409	$29,907,964	$128,384,374

(a) Investments in Funds, shares outstanding	5,802,251	7,427,418	997,451	154,939	3,265,905	7,475,654	2,446,792	1,774,505	2,309,495	7,578,771
Investments in Funds, at cost	$90,321,369	$117,070,856	$15,576,543	$1,582,966	$37,985,367	$103,034,607	$26,647,902	$20,443,406	$27,879,395	$103,112,488

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Assets
Investments, at fair value (a)	$37,523,757	$34,440,283	$6,589,279	$47,647,806	$150,193,877	$40,302,004	$273,357	$67,480,402	$22,277,215	$14,412,981
Receivables:
Investments in Fund shares sold	39,573	16,403	195	26,656	52,867	4,978	7	36,354	3,393	13,079
Investment Division units sold	6,110	14,272	3,796	44,669	275	16,205	—	43,560	32,721	311
Total assets	37,569,440	34,470,958	6,593,270	47,719,131	150,247,019	40,323,187	273,364	67,560,316	22,313,329	14,426,371

Liabilities
Payables:
Investments in Fund shares purchased	6,110	14,272	3,796	44,669	275	16,205	—	43,560	32,721	311
Investment Division units redeemed	37,975	14,900	9	24,655	46,719	3,257	—	33,725	2,429	12,470
Insurance fees due to Jackson of New York	1,598	1,503	186	2,001	6,148	1,721	7	2,629	964	609
Total liabilities	45,683	30,675	3,991	71,325	53,142	21,183	7	79,914	36,114	13,390
Net assets (Note 7)	$37,523,757	$34,440,283	$6,589,279	$47,647,806	$150,193,877	$40,302,004	$273,357	$67,480,402	$22,277,215	$14,412,981

(a) Investments in Funds, shares outstanding	3,043,289	3,077,773	640,358	4,978,872	12,280,775	1,433,215	27,724	4,396,117	1,978,438	458,428
Investments in Funds, at cost	$35,123,480	$35,011,033	$6,408,271	$52,501,770	$143,245,265	$33,700,637	$273,691	$69,002,512	$19,530,828	$11,158,339

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Assets
Investments, at fair value (a)	$32,781,305	$74,057,130	$12,499,623	$32,123,973	$97,522,634	$29,404,752	$40,308,967	$153,052,676	$24,693,390	$45,492,445
Receivables:
Investments in Fund shares sold	4,755	21,863	26,038	42,730	92,789	5,168	18,907	87,695	34,827	24,792
Investment Division units sold	3,858	22,604	9,421	20,904	69,132	16,725	17,075	53,968	3,859	—
Total assets	32,789,918	74,101,597	12,535,082	32,187,607	97,684,555	29,426,645	40,344,949	153,194,339	24,732,076	45,517,237

Liabilities
Payables:
Investments in Fund shares purchased	3,858	22,604	9,421	20,904	69,132	16,725	17,075	53,968	3,859	—
Investment Division units redeemed	3,414	18,660	25,510	41,321	88,602	3,921	17,300	81,383	33,782	22,866
Insurance fees due to Jackson of New York	1,341	3,203	528	1,409	4,187	1,247	1,607	6,312	1,045	1,926
Total liabilities	8,613	44,467	35,459	63,634	161,921	21,893	35,982	141,663	38,686	24,792
Net assets (Note 7)	$32,781,305	$74,057,130	$12,499,623	$32,123,973	$97,522,634	$29,404,752	$40,308,967	$153,052,676	$24,693,390	$45,492,445

(a) Investments in Funds, shares outstanding	2,878,078	2,715,700	1,580,230	4,071,480	8,147,254	2,618,411	3,502,082	13,047,969	2,585,695	3,716,703
Investments in Funds, at cost	$27,937,996	$67,056,457	$12,357,211	$29,907,249	$80,490,784	$26,209,109	$41,672,544	$146,305,600	$24,174,510	$36,384,199

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Assets
Investments, at fair value (a)	$47,878,646	$59,549,178	$12,849,539	$64,649,857	$31,022,589	$63,127,661	$43,849,135	$41,507,939	$25,894,177	$53,056,311
Receivables:
Investments in Fund shares sold	7,121	14,138	8,638	8,500	19,275	26,279	4,335	3,683	3,846	6,230
Investment Division units sold	11,026	111,374	5,138	57,775	9,430	139,455	11,810	16,538	30,569	34,856
Total assets	47,896,793	59,674,690	12,863,315	64,716,132	31,051,294	63,293,395	43,865,280	41,528,160	25,928,592	53,097,397

Liabilities
Payables:
Investments in Fund shares purchased	11,026	111,374	5,138	57,775	9,430	139,455	11,810	16,538	30,569	34,856
Investment Division units redeemed	5,135	11,588	8,121	5,732	17,906	23,662	2,520	1,926	2,719	4,025
Insurance fees due to Jackson of New York	1,986	2,550	517	2,768	1,369	2,617	1,815	1,757	1,127	2,205
Total liabilities	18,147	125,512	13,776	66,275	28,705	165,734	16,145	20,221	34,415	41,086
Net assets (Note 7)	$47,878,646	$59,549,178	$12,849,539	$64,649,857	$31,022,589	$63,127,661	$43,849,135	$41,507,939	$25,894,177	$53,056,311

(a) Investments in Funds, shares outstanding	3,151,985	5,042,267	1,228,445	5,549,344	2,574,489	5,818,218	3,444,551	2,789,512	1,589,575	2,600,800
Investments in Funds, at cost	$43,433,448	$61,177,022	$15,747,728	$65,389,941	$28,789,328	$59,162,798	$39,918,763	$40,412,796	$20,230,250	$45,834,557

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund
Assets
Investments, at fair value (a)	$125,832,581	$31,173,597	$50,237,695	$38,737,124	$33,153,871	$—	$43,036,133	$41,332,919	$40,786,701	$12,292,820
Receivables:
Investments in Fund shares sold	65,146	7,140	5,425	4,638	13,460	—	2,097,162	45,521	10,071	1,808
Investment Division units sold	25,840	47,621	29,545	305,506	5,647	—	—	10,866	7,689	—
Total assets	125,923,567	31,228,358	50,272,665	39,047,268	33,172,978	—	45,133,295	41,389,306	40,804,461	12,294,628

Liabilities
Payables:
Investments in Fund shares purchased	25,840	47,621	29,545	305,506	5,647	—	—	10,866	7,689	—
Investment Division units redeemed	59,814	5,818	3,393	2,994	12,102	—	2,095,236	43,736	8,360	1,276
Insurance fees due to Jackson of New York	5,332	1,322	2,032	1,644	1,358	—	1,926	1,785	1,711	532
Total liabilities	90,986	54,761	34,970	310,144	19,107	—	2,097,162	56,387	17,760	1,808
Net assets (Note 7)	$125,832,581	$31,173,597	$50,237,695	$38,737,124	$33,153,871	$—	$43,036,133	$41,332,919	$40,786,701	$12,292,820

(a) Investments in Funds, shares outstanding	9,225,263	4,252,878	1,572,385	2,892,989	3,325,363	—	3,778,414	2,349,796	3,462,368	2,632,296
Investments in Funds, at cost	$122,817,406	$33,322,690	$42,954,569	$39,414,907	$35,997,605	$—	$33,681,978	$38,778,635	$41,393,533	$11,267,840

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund
Assets
Investments, at fair value (a)	$30,112,362	$4,554,499	$27,609,808	$13,852,122	$39,790,243	$3,028,582	$132,507,389	$69,790,560	$61,638,103	$250,440,895
Receivables:
Investments in Fund shares sold	5,727	317	2,062	22,944	16,253	168	63,179	387,177	70,728	279,949
Investment Division units sold	52,911	—	17,931	205,775	51,282	—	107,432	—	292,678	255,649
Total assets	30,171,000	4,554,816	27,629,801	14,080,841	39,857,778	3,028,750	132,678,000	70,177,737	62,001,509	250,976,493

Liabilities
Payables:
Investments in Fund shares purchased	52,911	—	17,931	205,775	51,282	—	107,432	—	292,678	255,649
Investment Division units redeemed	4,467	129	918	22,392	14,603	62	57,624	384,090	68,145	268,970
Insurance fees due to Jackson of New York	1,260	188	1,144	552	1,650	106	5,555	3,087	2,583	10,979
Total liabilities	58,638	317	19,993	228,719	67,535	168	170,611	387,177	363,406	535,598
Net assets (Note 7)	$30,112,362	$4,554,499	$27,609,808	$13,852,122	$39,790,243	$3,028,582	$132,507,389	$69,790,560	$61,638,103	$250,440,895

(a) Investments in Funds, shares outstanding	1,658,170	367,595	2,852,253	1,101,999	3,552,700	340,290	5,281,283	5,739,355	4,673,093	18,958,433
Investments in Funds, at cost	$25,074,723	$4,954,347	$29,679,946	$15,113,757	$32,712,515	$3,429,020	$103,340,967	$57,430,659	$62,817,709	$198,430,198

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund
Assets
Investments, at fair value (a)	$35,384,711	$44,616,272	$—	$71,624,130	$8,810,940	$5,162,750	$91,314,622	$259,697,442	$18,732,411	$74,714,387
Receivables:
Investments in Fund shares sold	81,505	36,589	—	35,934	34,944	283	138,246	132,160	8,854	78,391
Investment Division units sold	7,921	136,075	—	429,539	37,122	—	20,292	107,123	677,461	43,775
Total assets	35,474,137	44,788,936	—	72,089,603	8,883,006	5,163,033	91,473,160	259,936,725	19,418,726	74,836,553

Liabilities
Payables:
Investments in Fund shares purchased	7,921	136,075	—	429,539	37,122	—	20,292	107,123	677,461	43,775
Investment Division units redeemed	79,931	34,695	—	32,915	34,586	65	134,409	121,397	8,084	75,241
Insurance fees due to Jackson of New York	1,574	1,894	—	3,019	358	218	3,837	10,763	770	3,150
Total liabilities	89,426	172,664	—	465,473	72,066	283	158,538	239,283	686,315	122,166
Net assets (Note 7)	$35,384,711	$44,616,272	$—	$71,624,130	$8,810,940	$5,162,750	$91,314,622	$259,697,442	$18,732,411	$74,714,387

(a) Investments in Funds, shares outstanding	3,006,348	2,095,645	—	2,384,292	644,546	372,224	4,806,033	15,178,109	1,468,057	4,279,175
Investments in Funds, at cost	$28,056,850	$39,292,484	$—	$74,806,794	$9,154,802	$4,846,764	$80,867,612	$208,443,931	$18,220,539	$62,984,831

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Assets
Investments, at fair value (a)	$72,883,315	$3,140,604	$35,703,243	$1,847,860	$167,558	$680,353	$7,083,749	$30,886,409	$56,344,989	$82,536,875
Receivables:
Investments in Fund shares sold	83,190	91	38,732	59	5	19	554	3,009	6,295	19,302
Investment Division units sold	67,232	664	32,949	—	—	—	10,599	382,493	8,199	14,262
Total assets	73,033,737	3,141,359	35,774,924	1,847,919	167,563	680,372	7,094,902	31,271,911	56,359,483	82,570,439

Liabilities
Payables:
Investments in Fund shares purchased	67,232	664	32,949	—	—	—	10,599	382,493	8,199	14,262
Investment Division units redeemed	80,032	—	37,214	—	—	—	252	1,727	3,875	15,824
Insurance fees due to Jackson of New York	3,158	91	1,518	59	5	19	302	1,282	2,420	3,478
Total liabilities	150,422	755	71,681	59	5	19	11,153	385,502	14,494	33,564
Net assets (Note 7)	$72,883,315	$3,140,604	$35,703,243	$1,847,860	$167,558	$680,353	$7,083,749	$30,886,409	$56,344,989	$82,536,875

(a) Investments in Funds, shares outstanding	6,767,253	265,030	2,274,092	176,154	16,050	65,043	547,008	2,836,218	3,970,753	7,890,715
Investments in Funds, at cost	$59,868,323	$2,832,564	$32,899,197	$1,802,166	$166,800	$671,599	$6,670,889	$30,421,292	$48,303,194	$94,610,660

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Assets
Investments, at fair value (a)	$234,444,480	$78,107,012	$106,798,237	$17,364,948	$12,126,485	$9,690,370	$24,825,692	$314,114,563	$43,252,532	$182,015,233
Receivables:
Investments in Fund shares sold	231,178	46,732	54,223	2,282	1,014	2,074	3,260	71,403	7,086	52,397
Investment Division units sold	116,509	14,541	24,688	3,504	3,388	—	22	148,231	4,900	32,264
Total assets	234,792,167	78,168,285	106,877,148	17,370,734	12,130,887	9,692,444	24,828,974	314,334,197	43,264,518	182,099,894

Liabilities
Payables:
Investments in Fund shares purchased	116,509	14,541	24,688	3,504	3,388	—	22	148,231	4,900	32,264
Investment Division units redeemed	221,292	43,769	49,774	1,600	520	1,665	2,363	58,727	5,243	44,604
Insurance fees due to Jackson of New York	9,886	2,963	4,449	682	494	409	897	12,676	1,843	7,793
Total liabilities	347,687	61,273	78,911	5,786	4,402	2,074	3,282	219,634	11,986	84,661
Net assets (Note 7)	$234,444,480	$78,107,012	$106,798,237	$17,364,948	$12,126,485	$9,690,370	$24,825,692	$314,114,563	$43,252,532	$182,015,233

(a) Investments in Funds, shares outstanding	18,591,949	7,333,992	16,059,885	1,117,435	1,076,952	501,832	2,275,499	17,006,744	2,560,837	11,919,793
Investments in Funds, at cost	$238,962,665	$79,737,825	$115,347,035	$15,370,297	$12,265,911	$7,580,723	$24,669,927	$265,888,680	$40,591,791	$163,112,523

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund
Assets
Investments, at fair value (a)	$141,774	$59,875,272	$135,814,856	$146,025,915	$339,783,231	$291,635,804	$454,436,123	$3,467,959	$33,313,339	$1,766,871
Receivables:
Investments in Fund shares sold	3	8,526	13,142	328,199	59,143	265,125	53,946	14,209	64,293	52
Investment Division units sold	20,904	989,899	41,569	13,913	9,498	64,201	102,845	—	7,931	3,542
Total assets	162,681	60,873,697	135,869,567	146,368,027	339,851,872	291,965,130	454,592,914	3,482,168	33,385,563	1,770,465

Liabilities
Payables:
Investments in Fund shares purchased	20,904	989,899	41,569	13,913	9,498	64,201	102,845	—	7,931	3,542
Investment Division units redeemed	—	6,018	7,173	321,907	44,683	252,701	34,766	14,084	62,877	1
Insurance fees due to Jackson of New York	3	2,508	5,969	6,292	14,460	12,424	19,180	125	1,416	51
Total liabilities	20,907	998,425	54,711	342,112	68,641	329,326	156,791	14,209	72,224	3,594
Net assets (Note 7)	$141,774	$59,875,272	$135,814,856	$146,025,915	$339,783,231	$291,635,804	$454,436,123	$3,467,959	$33,313,339	$1,766,871

(a) Investments in Funds, shares outstanding	14,987	3,617,841	7,970,355	12,018,594	23,051,780	21,927,504	31,492,455	303,940	2,210,573	183,666
Investments in Funds, at cost	$141,892	$54,943,194	$121,584,413	$137,374,445	$281,229,054	$261,467,390	$392,197,020	$3,274,822	$31,918,535	$1,798,121

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments, at fair value (a)	$168,167,007	$162,597,725	$47,459,434	$98,722,040	$214,172,741	$67,667,243	$44,081,327
Receivables:
Investments in Fund shares sold	26,779	79,196	45,274	34,911	18,522	213,007	4,127
Investment Division units sold	64,450	24,483	4,164	28,447	300,213	171,268	11,552
Total assets	168,258,236	162,701,404	47,508,872	98,785,398	214,491,476	68,051,518	44,097,006

Liabilities
Payables:
Investments in Fund shares purchased	64,450	24,483	4,164	28,447	300,213	171,268	11,552
Investment Division units redeemed	19,704	72,219	43,325	30,638	9,783	210,489	2,232
Insurance fees due to Jackson of New York	7,075	6,977	1,949	4,273	8,739	2,518	1,895
Total liabilities	91,229	103,679	49,438	63,358	318,735	384,275	15,679
Net assets (Note 7)	$168,167,007	$162,597,725	$47,459,434	$98,722,040	$214,172,741	$67,667,243	$44,081,327

(a) Investments in Funds, shares outstanding	5,066,797	4,183,116	4,808,453	5,726,336	9,651,768	67,667,243	1,817,787
Investments in Funds, at cost	$136,739,806	$136,184,295	$48,176,259	$81,152,288	$187,327,300	$67,667,243	$36,167,892

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Investment income
Dividends	$8,611	$22,843	$195,338	$50,277	$26,751	$267,043	$45,554	$32,593	$49,976	$55,045

Expenses
Asset-based charges (Note 3)	14,908	30,926	187,930	59,145	37,996	59,349	26,357	68,797	61,970	37,936
Total expenses	14,908	30,926	187,930	59,145	37,996	59,349	26,357	68,797	61,970	37,936
Net investment income (loss)	(6,297)	(8,083)	7,408	(8,868)	(11,245)	207,694	19,197	(36,204)	(11,994)	17,109

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	668	884	232,598	23,705	192,305	110,387	—	25,809	81,884	4,796
Investments	1,943	10,736	128,464	34,051	26,491	99,286	1,217	42,629	95,968	16,485
Net change in unrealized appreciation (depreciation) on investments	7,523	(44,178)	(260,605)	21,880	(81,071)	(65,368)	(50,882)	111,720	(98,287)	(60,243)
Net realized and unrealized gain (loss)	10,134	(32,558)	100,457	79,636	137,725	144,305	(49,665)	180,158	79,565	(38,962)

Net increase (decrease) in net assets from operations	$3,837	$(40,641)	$107,865	$70,768	$126,480	$351,999	$(30,468)	$143,954	$67,571	$(21,853)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Investment income
Dividends	$1,999	$2,485	$7,274	$31,113	$142,420	$154,217	$23,897	$3,681	$31,242	$107,018

Expenses
Asset-based charges (Note 3)	2,333	3,170	8,533	50,575	164,002	220,791	17,761	3,927	60,011	120,659
Total expenses	2,333	3,170	8,533	50,575	164,002	220,791	17,761	3,927	60,011	120,659
Net investment income (loss)	(334)	(685)	(1,259)	(19,462)	(21,582)	(66,574)	6,136	(246)	(28,769)	(13,641)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	690	770	1,676	170,498	426,347	456,302	2,702	336	225,487	547,096
Investments	118	(4,111)	445	110,962	84,746	212,375	8,547	5	100,450	77,337
Net change in unrealized appreciation (depreciation) on investments	(11,410)	(17,399)	(37,421)	(128,001)	(242,248)	(95,118)	(15,460)	(22,750)	(138,058)	(286,139)
Net realized and unrealized gain (loss)	(10,602)	(20,740)	(35,300)	153,459	268,845	573,559	(4,211)	(22,409)	187,879	338,294

Net increase (decrease) in net assets from operations	$(10,936)	$(21,425)	$(36,559)	$133,997	$247,263	$506,985	$1,925	$(22,655)	$159,110	$324,653

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Investment income
Dividends	$—	$—	$141,439	$—	$104	$10,262	$41,754	$67,811	$41,145	$2,199

Expenses
Asset-based charges (Note 3)	99,351	27,542	78,362	1,706	4,337	5,293	55,966	91,566	54,535	1,297
Total expenses	99,351	27,542	78,362	1,706	4,337	5,293	55,966	91,566	54,535	1,297
Net investment income (loss)	(99,351)	(27,542)	63,077	(1,706)	(4,233)	4,969	(14,212)	(23,755)	(13,390)	902

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,253	15,792	75,164	76	203	9,090	132,852	333,500	259,512	—
Investments	64,848	(11,017)	55,455	(144)	3,044	(3,818)	86,463	49,130	81,201	(4,335)
Net change in unrealized appreciation (depreciation) on investments	387,976	(123,758)	304,874	(7,153)	4,334	(29,742)	(57,428)	(23,574)	(140,415)	(29,035)
Net realized and unrealized gain (loss)	459,077	(118,983)	435,493	(7,221)	7,581	(24,470)	161,887	359,056	200,298	(33,370)

Net increase (decrease) in net assets from operations	$359,726	$(146,525)	$498,570	$(8,927)	$3,348	$(19,501)	$147,675	$335,301	$186,908	$(32,468)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$2,509	$15,812	$—	$43	$49	$—	$11,782	$—	$21,991	$—

Expenses
Asset-based charges (Note 3)	11,193	55,734	5,878	2,819	3,881	19,632	2,732	18,903	44,092	6,575
Total expenses	11,193	55,734	5,878	2,819	3,881	19,632	2,732	18,903	44,092	6,575
Net investment income (loss)	(8,684)	(39,922)	(5,878)	(2,776)	(3,832)	(19,632)	9,050	(18,903)	(22,101)	(6,575)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	42	11,161	34,985	3,528	451	—	—	190,997	—	—
Investments	831	92,956	8,088	(6)	2,538	6,591	308	19,350	18,909	525
Net change in unrealized appreciation (depreciation) on investments	30,567	334,182	(38,653)	(27,035)	(18,748)	(9,595)	(19,960)	(134,449)	156,424	34,592
Net realized and unrealized gain (loss)	31,440	438,299	4,420	(23,513)	(15,759)	(3,004)	(19,652)	75,898	175,333	35,117

Net increase (decrease) in net assets from operations	$22,756	$398,377	$(1,458)	$(26,289)	$(19,591)	$(22,636)	$(10,602)	$56,995	$153,232	$28,542

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Investment income
Dividends	$20	$2,100	$27,797	$—	$—	$—	$—	$49,954	$991	$—

Expenses
Asset-based charges (Note 3)	26,050	72,799	6,409	17,852	6,213	6,803	358	56,521	18,804	49,051
Total expenses	26,050	72,799	6,409	17,852	6,213	6,803	358	56,521	18,804	49,051
Net investment income (loss)	(26,030)	(70,699)	21,388	(17,852)	(6,213)	(6,803)	(358)	(6,567)	(17,813)	(49,051)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	53,176	—	51,719	330,936	388	—	—	109,370	—	—
Investments	11,873	72,777	4,578	(4,058)	1,063	(697)	(205)	(4,582)	10,010	(6,076)
Net change in unrealized appreciation (depreciation) on investments	63,200	531,658	(208,653)	(775,022)	(16,850)	21,388	(20,710)	(274,130)	103,975	(19,729)
Net realized and unrealized gain (loss)	128,249	604,435	(152,356)	(448,144)	(15,399)	20,691	(20,915)	(169,342)	113,985	(25,805)

Net increase (decrease) in net assets from operations	$102,219	$533,736	$(130,968)	$(465,996)	$(21,612)	$13,888	$(21,273)	$(175,909)	$96,172	$(74,856)

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund
Investment income
Dividends	$9,786	$19,408	$2,924	$—	$—	$3,920	$706,350	$1,655,769	$1,620,253	$1,433,627

Expenses
Asset-based charges (Note 3)	2,464	18,058	35,981	5,450	8,524	13,787	636,338	1,156,325	1,337,792	1,210,780
Total expenses	2,464	18,058	35,981	5,450	8,524	13,787	636,338	1,156,325	1,337,792	1,210,780
Net investment income (loss)	7,322	1,350	(33,057)	(5,450)	(8,524)	(9,867)	70,012	499,444	282,461	222,847

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	86,860	145,353	—	—	—	1,492,704	3,346,587	3,809,866	889,510
Investments	(261)	11,780	37,385	(25,601)	(4,283)	(93,728)	888,168	1,693,665	2,095,191	1,430,930
Net change in unrealized appreciation (depreciation) on investments	(83,710)	74,596	198,101	(9,467)	(38,535)	(168,725)	(1,073,744)	(2,851,725)	(3,279,547)	(2,117,951)
Net realized and unrealized gain (loss)	(83,971)	173,236	380,839	(35,068)	(42,818)	(262,453)	1,307,128	2,188,527	2,625,510	202,489

Net increase (decrease) in net assets
from operations	$(76,649)	$174,586	$347,782	$(40,518)	$(51,342)	$(272,320)	$1,377,140	$2,687,971	$2,907,971	$425,336

(a)	The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund(a)	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund
Investment income
Dividends	$1,570,344	$1,897,689	$258,571	$6,992	$324,436	$1,143,873	$2,596	$50,949	$187,125	$730,052

Expenses
Asset-based charges (Note 3)	1,517,356	1,906,997	277,915	3,666	498,402	1,451,158	403,996	356,600	370,552	1,538,851
Total expenses	1,517,356	1,906,997	277,915	3,666	498,402	1,451,158	403,996	356,600	370,552	1,538,851
Net investment income (loss)	52,988	(9,308)	(19,344)	3,326	(173,966)	(307,285)	(401,400)	(305,651)	(183,427)	(808,799)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,082,791	1,450,446	504,811	9,469	53,419	202,897	213,491	153,928	89,421	881,143
Investments	1,478,663	1,653,191	196,208	(14)	399,204	2,969,382	(89,552)	813,989	234,111	3,468,158
Net change in unrealized appreciation (depreciation) on investments	(2,345,356)	(2,968,486)	(639,873)	(7,236)	424,260	8,718,162	(7,062)	(712,660)	378,295	5,082,872
Net realized and unrealized gain (loss)	216,098	135,151	61,146	2,219	876,883	11,890,441	116,877	255,257	701,827	9,432,173

Net increase (decrease) in net assets from operations	$269,086	$125,843	$41,802	$5,545	$702,917	$11,583,156	$(284,523)	$(50,394)	$518,400	$8,623,374

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(a)	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Investment income
Dividends	$262,957	$285,035	$154,273	$—	$1,033,097	$—	$—	$350,872	$204,772	$111,378

Expenses
Asset-based charges (Note 3)	539,866	528,151	58,453	835,180	2,522,262	569,302	297	691,978	364,445	225,799
Total expenses	539,866	528,151	58,453	835,180	2,522,262	569,302	297	691,978	364,445	225,799
Net investment income (loss)	(276,909)	(243,116)	95,820	(835,180)	(1,489,165)	(569,302)	(297)	(341,106)	(159,673)	(114,421)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	163,608	230,950	388,628	—	3,160,174	2,714,054	—	1,848,319	—	—
Investments	619,714	397,417	(19,786)	856,701	5,574,351	1,358,638	2	2,720,579	720,248	545,909
Net change in unrealized appreciation (depreciation) on investments	(2,242,465)	(4,006,915)	68,860	(8,889,762)	(6,170,320)	(799,857)	(334)	(4,061,828)	(811,640)	(319,490)
Net realized and unrealized gain (loss)	(1,459,143)	(3,378,548)	437,702	(8,033,061)	2,564,205	3,272,835	(332)	507,070	(91,392)	226,419

Net increase (decrease) in net assets from operations	$(1,736,052)	$(3,621,664)	$533,522	$(8,868,241)	$1,075,040	$2,703,533	$(629)	$165,964	$(251,065)	$111,998

(a)	Commencement of operations September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Investment income
Dividends	$161,703	$—	$124,661	$258,880	$1,588,374	$232,416	$1,412,196	$4,788,781	$208,045	$335,574

Expenses
Asset-based charges (Note 3)	408,937	1,159,219	182,114	442,409	1,505,625	455,270	520,880	2,126,849	362,909	655,321
Total expenses	408,937	1,159,219	182,114	442,409	1,505,625	455,270	520,880	2,126,849	362,909	655,321
Net investment income (loss)	(247,234)	(1,159,219)	(57,453)	(183,529)	82,749	(222,854)	891,316	2,661,932	(154,864)	(319,747)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	354,243	6,689,918	—	—	—	196,150	29,081	—	1,188,391	878,336
Investments	617,299	3,460,800	17,745	317,074	4,040,738	1,019,265	110,269	3,073,756	657,846	2,232,223
Net change in unrealized appreciation (depreciation) on investments	1,490,043	(7,904,590)	444,621	2,567,625	(3,360,432)	(2,274,238)	(1,822,137)	(4,897,549)	(4,471,713)	(525,520)
Net realized and unrealized gain (loss)	2,461,585	2,246,128	462,366	2,884,699	680,306	(1,058,823)	(1,682,787)	(1,823,793)	(2,625,476)	2,585,039

Net increase (decrease) in net assets from operations	$2,214,351	$1,086,909	$404,913	$2,701,170	$763,055	$(1,281,677)	$(791,471)	$838,139	$(2,780,340)	$2,265,292

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Investment income
Dividends	$171,677	$1,164,534	$241,092	$461,833	$13,572	$714,630	$436,270	$21,308	$51,948	$—

Expenses
Asset-based charges (Note 3)	647,155	784,617	213,522	814,652	270,838	829,260	589,478	575,354	389,895	663,016
Total expenses	647,155	784,617	213,522	814,652	270,838	829,260	589,478	575,354	389,895	663,016
Net investment income (loss)	(475,478)	379,917	27,570	(352,819)	(257,266)	(114,630)	(153,208)	(554,046)	(337,947)	(663,016)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,945,117	—	287,868	8,963,281	2,338,664	1,852,025	—	7,301,640	521,462	1,854,707
Investments	1,596,264	(298,713)	(445,301)	827,402	527,459	2,034,712	1,125,070	1,330,528	1,081,924	1,478,032
Net change in unrealized appreciation (depreciation) on investments	(5,576,117)	1,681,904	(737,723)	(3,738,626)	(554,928)	2,604,968	(1,640,217)	(5,590,934)	527,777	138,013
Net realized and unrealized gain (loss)	(34,736)	1,383,191	(895,156)	6,052,057	2,311,195	6,491,705	(515,147)	3,041,234	2,131,163	3,470,752

Net increase (decrease) in net assets from operations	$(510,214)	$1,763,108	$(867,586)	$5,699,238	$2,053,929	$6,377,075	$(668,355)	$2,487,188	$1,793,216	$2,807,736

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund
Investment income
Dividends	$1,403,620	$644,468	$—	$1,199,807	$611,158	$—	$765,674	$916,475	$1,236,268	$336,723

Expenses
Asset-based charges (Note 3)	1,974,629	499,912	615,725	607,260	567,754	17,470	666,672	725,135	560,897	183,240
Total expenses	1,974,629	499,912	615,725	607,260	567,754	17,470	666,672	725,135	560,897	183,240
Net investment income (loss)	(571,009)	144,556	(615,725)	592,547	43,404	(17,470)	99,002	191,340	675,371	153,483

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,279,231	—	3,695,074	—	817,209	—	1,476,991	4,217,124	386,962	—
Investments	9,476,082	169,757	2,503,892	(63,702)	101,404	(32,827)	2,097,652	3,984,656	56,463	426,822
Net change in unrealized appreciation (depreciation) on investments	(22,452,743)	(4,356,655)	(1,880,872)	878,646	(3,386,936)	25,676	(897,796)	(8,096,477)	249,159	(165,751)
Net realized and unrealized gain (loss)	(6,697,430)	(4,186,898)	4,318,094	814,944	(2,468,323)	(7,151)	2,676,847	105,303	692,584	261,071

Net increase (decrease) in net assets from operations	$(7,268,439)	$(4,042,342)	$3,702,369	$1,407,491	$(2,424,919)	$(24,621)	$2,775,849	$296,643	$1,367,955	$414,554

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund
Investment income
Dividends	$151,702	$17,073	$300,968	$156,689	$310,332	$318,585	$543,582	$963,903	$1,996,727	$5,090,834

Expenses
Asset-based charges (Note 3)	412,330	54,552	351,777	171,107	515,143	38,444	1,443,295	1,103,529	880,352	4,044,706
Total expenses	412,330	54,552	351,777	171,107	515,143	38,444	1,443,295	1,103,529	880,352	4,044,706
Net investment income (loss)	(260,628)	(37,479)	(50,809)	(14,418)	(204,811)	280,141	(899,713)	(139,626)	1,116,375	1,046,128

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,319,756	778,481	—	—	894,957	—	1,162,182	2,797,080	—	—
Investments	2,074,636	94,635	559,314	376,017	3,232,620	(43,327)	4,724,477	2,952,889	904,550	11,768,632
Net change in unrealized appreciation (depreciation) on investments	(789,008)	(683,517)	(2,088,443)	(1,719,499)	(337,313)	(312,598)	14,856,533	(3,216,079)	(7,072,691)	9,703,803
Net realized and unrealized gain (loss)	2,605,384	189,599	(1,529,129)	(1,343,482)	3,790,264	(355,925)	20,743,192	2,533,890	(6,168,141)	21,472,435

Net increase (decrease) in net assets from operations	$2,344,756	$152,120	$(1,579,938)	$(1,357,900)	$3,585,453	$(75,784)	$19,843,479	$2,394,264	$(5,051,766)	$22,518,563

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund
Investment income
Dividends	$708,087	$67,344	$126,236	$897,187	$211,802	$37,932	$788,131	$2,927,142	$92,587	$734,248

Expenses
Asset-based charges (Note 3)	591,701	447,560	85,069	1,128,946	125,839	66,101	1,314,597	3,243,606	222,186	1,153,961
Total expenses	591,701	447,560	85,069	1,128,946	125,839	66,101	1,314,597	3,243,606	222,186	1,153,961
Net investment income (loss)	116,386	(380,216)	41,167	(231,759)	85,963	(28,169)	(526,466)	(316,464)	(129,599)	(419,713)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	2,227,329	—	1,227,582	203,706	528,332	4,974,993	292,902	1,624,621	—
Investments	2,220,537	2,261,545	804,230	2,031,876	278,660	236,360	5,144,740	14,124,113	758,108	3,887,339
Net change in unrealized appreciation (depreciation) on investments	(490,828)	496,114	(273,136)	(13,571,029)	(587,083)	(551,933)	(3,368,786)	8,243,388	(1,992,144)	(1,167,019)
Net realized and unrealized gain (loss)	1,729,709	4,984,988	531,094	(10,311,571)	(104,717)	212,759	6,750,947	22,660,403	390,585	2,720,320

Net increase (decrease) in net assets from operations	$1,846,095	$4,604,772	$572,261	$(10,543,330)	$(18,754)	$184,590	$6,224,481	$22,343,939	$260,986	$2,300,607

(a)	The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(a)	JNL/MMRS Growth Fund(a)	JNL/MMRS Moderate Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Investment income
Dividends	$386,128	$55	$90,217	$—	$—	$—	$—	$241,711	$319,590	$612,173

Expenses
Asset-based charges (Note 3)	897,225	15,567	549,346	10,505	597	1,589	86,312	361,444	846,451	1,290,422
Total expenses	897,225	15,567	549,346	10,505	597	1,589	86,312	361,444	846,451	1,290,422
Net investment income (loss)	(511,097)	(15,512)	(459,129)	(10,505)	(597)	(1,589)	(86,312)	(119,733)	(526,861)	(678,249)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,115,971	—	—	—	—	—	67,518	119,374	1,040,501	—
Investments	3,035,123	40,195	1,937,803	296	4	28	109,445	103,710	1,963,664	(3,267,767)
Net change in unrealized appreciation (depreciation) on investments	6,069,433	311,638	(456,516)	45,694	758	8,754	(185,096)	394,381	(2,305,287)	5,159,062
Net realized and unrealized gain (loss)	10,220,527	351,833	1,481,287	45,990	762	8,782	(8,133)	617,465	698,878	1,891,295

Net increase (decrease) in net assets from operations	$9,709,430	$336,321	$1,022,158	$35,485	$165	$7,193	$(94,445)	$497,732	$172,017	$1,213,046

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Investment income
Dividends	$8,057,799	$1,863,460	$6,367,140	$82,119	$29,458	$441,396	$1,760,358	$5,804,882	$113,758	$2,213,727

Expenses
Asset-based charges (Note 3)	3,707,610	1,048,739	1,594,131	198,948	148,900	132,058	326,495	3,564,274	552,879	2,300,716
Total expenses	3,707,610	1,048,739	1,594,131	198,948	148,900	132,058	326,495	3,564,274	552,879	2,300,716
Net investment income (loss)	4,350,189	814,721	4,773,009	(116,829)	(119,442)	309,338	1,433,863	2,240,608	(439,121)	(86,989)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	881,121	140,244	1,651,608	894,540	1,770,837	—	997,547	5,411,740	3,702,354	8,091,306
Investments	169,503	244,968	902,458	548,965	264,721	392,987	647,081	13,330,096	1,590,598	4,164,839
Net change in unrealized appreciation (depreciation) on investments	208,600	(2,281,058)	(9,290,846)	(114,521)	(1,434,685)	200,106	(3,329,099)	10,551,770	(1,803,777)	4,749,478
Net realized and unrealized gain (loss)	1,259,224	(1,895,846)	(6,736,780)	1,328,984	600,873	593,093	(1,684,471)	29,293,606	3,489,175	17,005,623

Net increase (decrease) in net assets from operations	$5,609,413	$(1,081,125)	$(1,963,771)	$1,212,155	$481,431	$902,431	$(250,608)	$31,534,214	$3,050,054	$16,918,634

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/S&P International 5 Fund(b)	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)
Investment income
Dividends	$—	$356,287	$604,683	$435,847	$1,717,755	$582,366	$1,043,255	$—	$230,930	$—

Expenses
Asset-based charges (Note 3)	127	665,945	2,034,281	2,276,340	4,955,999	4,369,929	6,645,792	12,506	360,921	5,561
Total expenses	127	665,945	2,034,281	2,276,340	4,955,999	4,369,929	6,645,792	12,506	360,921	5,561
Net investment income (loss)	(127)	(309,658)	(1,429,598)	(1,840,493)	(3,238,244)	(3,787,563)	(5,602,537)	(12,506)	(129,991)	(5,561)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	5,090,118	3,462,637	1,635,928	7,276,741	3,906,759	7,409,342	—	3,748,664	—
Investments	1	3,254,809	12,579,846	2,467,642	8,923,340	5,581,145	9,864,580	17,389	1,221,293	(280)
Net change in unrealized appreciation (depreciation) on investments	(118)	(1,260,618)	(9,049,202)	(141,373)	(565,118)	644,396	411,793	193,137	(1,667,905)	(31,250)
Net realized and unrealized gain (loss)	(117)	7,084,309	6,993,281	3,962,197	15,634,963	10,132,300	17,685,715	210,526	3,302,052	(31,530)

Net increase (decrease) in net assets from operations	$(244)	$6,774,651	$5,563,683	$2,121,704	$12,396,719	$6,344,737	$12,083,178	$198,020	$3,172,061	$(37,091)

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends	$—	$214,998	$549,800	$721,583	$2,289,397	$331	$629,405

Expenses
Asset-based charges (Note 3)	2,440,514	2,263,502	729,199	1,371,704	2,556,512	866,691	689,415
Total expenses	2,440,514	2,263,502	729,199	1,371,704	2,556,512	866,691	689,415
Net investment income (loss)	(2,440,514)	(2,048,504)	(179,399)	(650,121)	(267,115)	(866,360)	(60,010)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	14,230,769	12,984,481	—	4,851,389	5,862,220	795	1,758,582
Investments	9,690,636	4,637,467	(117,776)	4,130,355	5,074,767	—	2,270,079
Net change in unrealized appreciation (depreciation) on investments	(10,446,721)	31,543	(239,570)	1,135,322	3,114,356	—	124,342
Net realized and unrealized gain (loss)	13,474,684	17,653,491	(357,346)	10,117,066	14,051,343	795	4,153,003

Net increase (decrease) in net assets from operations	$11,034,170	$15,604,987	$(536,745)	$9,466,945	$13,784,228	$(865,565)	$4,092,993

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Operations
Net investment income (loss)	$(6,297)	$(8,083)	$7,408	$(8,868)	$(11,245)	$207,694	$19,197	$(36,204)	$(11,994)	$17,109
Net realized gain (loss) on investments	2,611	11,620	361,062	57,756	218,796	209,673	1,217	68,438	177,852	21,281
Net change in unrealized appreciation (depreciation) on investments	7,523	(44,178)	(260,605)	21,880	(81,071)	(65,368)	(50,882)	111,720	(98,287)	(60,243)
Net increase (decrease) in net assets from operations	3,837	(40,641)	107,865	70,768	126,480	351,999	(30,468)	143,954	67,571	(21,853)

Contract transactions 1
Purchase payments (Note 4)	1,434,581	2,336,991	5,397,783	4,339,366	2,756,038	2,881,673	2,762,787	5,589,330	1,509,165	1,863,747
Surrenders and terminations	(67,254)	(95,491)	(714,543)	(247,422)	(42,071)	(122,969)	(46,941)	(148,017)	(143,479)	(136,040)
Transfers between Investment Divisions	107,233	222,473	(545,126)	625,301	11,172	1,345,079	(7,835)	1,472,833	(664,334)	(430,235)
Contract owner charges (Note 3)	(619)	(672)	(6,819)	(1,075)	(642)	(544)	(464)	(4,176)	(5,385)	(2,809)
Net increase (decrease) in net assets from contract transactions	1,473,941	2,463,301	4,131,295	4,716,170	2,724,497	4,103,239	2,707,547	6,909,970	695,967	1,294,663

Net increase (decrease) in net assets	1,477,778	2,422,660	4,239,160	4,786,938	2,850,977	4,455,238	2,677,079	7,053,924	763,538	1,272,810

Net assets beginning of period	660,184	1,440,999	15,146,945	2,981,171	2,258,699	3,575,324	1,250,729	3,163,085	5,097,678	2,397,128

Net assets end of period	$2,137,962	$3,863,659	$19,386,105	$7,768,109	$5,109,676	$8,030,562	$3,927,808	$10,217,009	$5,861,216	$3,669,938

1 Contract unit transactions
Units Outstanding at December 31, 2013	66,494	142,548	1,454,871	284,338	174,547	297,773	129,012	291,138	458,689	245,421

Units Issued	163,641	264,159	577,082	538,227	225,522	363,369	289,544	662,258	154,405	221,758
Units Redeemed	(15,519)	(28,843)	(192,005)	(100,475)	(19,804)	(39,167)	(17,921)	(41,349)	(93,567)	(91,313)

Units Outstanding at December 31, 2014	214,616	377,864	1,839,948	722,090	380,265	621,975	400,635	912,047	519,527	375,866

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(334)	$(685)	$(1,259)	$(19,462)	$(21,582)	$(66,574)	$6,136	$(246)	$(28,769)	$(13,641)
Net realized gain (loss) on investments	808	(3,341)	2,121	281,460	511,093	668,677	11,249	341	325,937	624,433
Net change in unrealized appreciation (depreciation) on investments	(11,410)	(17,399)	(37,421)	(128,001)	(242,248)	(95,118)	(15,460)	(22,750)	(138,058)	(286,139)
Net increase (decrease) in net assets from operations	(10,936)	(21,425)	(36,559)	133,997	247,263	506,985	1,925	(22,655)	159,110	324,653

Contract transactions 1
Purchase payments (Note 4)	154,485	243,921	431,637	1,870,872	12,938,786	15,178,195	805,133	161,205	1,655,619	4,473,420
Surrenders and terminations	(4,809)	(5,368)	(8,114)	(214,596)	(593,622)	(596,754)	(131,567)	(22,846)	(116,985)	(332,262)
Transfers between Investment Divisions	32,824	(51,936)	(82,505)	(106,716)	1,538,605	(818,746)	262,158	(30,028)	(219,277)	626,244
Contract owner charges (Note 3)	(13)	(31)	(154)	(2,993)	(11,256)	(11,995)	(203)	(84)	(1,296)	(3,499)
Net increase (decrease) in net assets from contract transactions	182,487	186,586	340,864	1,546,567	13,872,513	13,750,700	935,521	108,247	1,318,061	4,763,903

Net increase (decrease) in net assets	171,551	165,161	304,305	1,680,564	14,119,776	14,257,685	937,446	85,592	1,477,171	5,088,556

Net assets beginning of period	92,131	182,224	431,225	4,286,608	9,543,455	13,171,553	1,125,441	284,025	4,984,828	8,301,846

Net assets end of period	$263,682	$347,385	$735,530	$5,967,172	$23,663,231	$27,429,238	$2,062,887	$369,617	$6,461,999	$13,390,402

1 Contract unit transactions
Units Outstanding at December 31, 2013	9,461	18,006	43,401	354,512	824,639	1,142,159	116,533	28,896	429,374	728,078

Units Issued	19,002	25,152	57,454	178,026	1,276,163	1,420,570	133,476	18,058	183,300	487,326
Units Redeemed	(509)	(7,315)	(23,559)	(54,577)	(108,889)	(255,227)	(38,145)	(8,289)	(71,001)	(79,068)

Units Outstanding at December 31, 2014	27,954	35,843	77,296	477,961	1,991,913	2,307,502	211,864	38,665	541,673	1,136,336

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Operations
Net investment income (loss)	$(99,351)	$(27,542)	$63,077	$(1,706)	$(4,233)	$4,969	$(14,212)	$(23,755)	$(13,390)	$902
Net realized gain (loss) on investments	71,101	4,775	130,619	(68)	3,247	5,272	219,315	382,630	340,713	(4,335)
Net change in unrealized appreciation (depreciation) on investments	387,976	(123,758)	304,874	(7,153)	4,334	(29,742)	(57,428)	(23,574)	(140,415)	(29,035)
Net increase (decrease) in net assets from operations	359,726	(146,525)	498,570	(8,927)	3,348	(19,501)	147,675	335,301	186,908	(32,468)

Contract transactions 1
Purchase payments (Note 4)	2,566,717	1,051,123	1,168,896	281,001	484,268	375,018	1,770,859	2,700,475	3,020,289	88,069
Surrenders and terminations	(856,508)	(103,317)	(555,993)	(10,244)	(22,907)	(16,089)	(502,584)	(266,290)	(78,187)	(2,133)
Transfers between Investment Divisions	(1,209,990)	242,236	(1,404,923)	201,204	23,962	(120,635)	(787,472)	62,817	(708,952)	47,660
Contract owner charges (Note 3)	(9,897)	(1,120)	(3,003)	(11)	(15)	(56)	(940)	(1,737)	(615)	(11)
Net increase (decrease) in net assets from contract transactions	490,322	1,188,922	(795,023)	471,950	485,308	238,238	479,863	2,495,265	2,232,535	133,585

Net increase (decrease) in net assets	850,048	1,042,397	(296,453)	463,023	488,656	218,737	627,538	2,830,566	2,419,443	101,117

Net assets beginning of period	8,623,579	2,029,591	7,950,473	22,966	135,133	257,477	4,757,506	7,820,194	4,407,443	55,925

Net assets end of period	$9,473,627	$3,071,988	$7,654,020	$485,989	$623,789	$476,214	$5,385,044	$10,650,760	$6,826,886	$157,042

1 Contract unit transactions
Units Outstanding at December 31, 2013	853,398	213,219	771,028	2,190	12,361	25,498	436,546	665,515	357,187	6,762

Units Issued	295,155	154,755	145,373	46,760	53,341	47,780	189,210	248,849	253,669	19,162
Units Redeemed	(247,803)	(27,361)	(222,776)	(1,766)	(10,015)	(24,955)	(145,696)	(38,448)	(76,556)	(3,222)

Units Outstanding at December 31, 2014	900,750	340,613	693,625	47,184	55,687	48,323	480,060	875,916	534,300	22,702

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$(8,684)	$(39,922)	$(5,878)	$(2,776)	$(3,832)	$(19,632)	$9,050	$(18,903)	$(22,101)	$(6,575)
Net realized gain (loss) on investments	873	104,117	43,073	3,522	2,989	6,591	308	210,347	18,909	525
Net change in unrealized appreciation (depreciation) on investments	30,567	334,182	(38,653)	(27,035)	(18,748)	(9,595)	(19,960)	(134,449)	156,424	34,592
Net increase (decrease) in net assets from operations	22,756	398,377	(1,458)	(26,289)	(19,591)	(22,636)	(10,602)	56,995	153,232	28,542

Contract transactions 1
Purchase payments (Note 4)	1,485,978	3,864,402	836,648	121,761	385,339	1,564,721	313,972	1,234,809	6,587,793	422,084
Surrenders and terminations	(28,904)	(170,516)	(2,892)	(27,598)	(16,251)	(23,474)	(8,234)	(44,144)	(102,053)	(14,296)
Transfers between Investment Divisions	144,004	422,009	162,405	17,684	(80,535)	(88,630)	(8,412)	217,680	1,599,836	199,470
Contract owner charges (Note 3)	(35)	(2,041)	(23)	(30)	(101)	(116)	(47)	(1,188)	(60)	(81)
Net increase (decrease) in net assets from contract transactions	1,601,043	4,113,854	996,138	111,817	288,452	1,452,501	297,279	1,407,157	8,085,516	607,177

Net increase (decrease) in net assets	1,623,799	4,512,231	994,680	85,528	268,861	1,429,865	286,677	1,464,152	8,238,748	635,719

Net assets beginning of period	290,074	3,384,075	69,770	160,319	145,312	775,217	96,059	1,028,702	463,486	267,959

Net assets end of period	$1,913,873	$7,896,306	$1,064,450	$245,847	$414,173	$2,205,082	$382,736	$2,492,854	$8,702,234	$903,678

1 Contract unit transactions
Units Outstanding at December 31, 2013	26,457	249,711	6,956	15,533	15,212	77,295	10,361	71,818	46,494	28,344

Units Issued	154,241	352,795	120,766	20,578	60,343	213,537	39,993	130,368	874,090	69,451
Units Redeemed	(7,904)	(57,299)	(28,361)	(9,493)	(30,551)	(71,302)	(8,935)	(29,874)	(91,981)	(5,555)

Units Outstanding at December 31, 2014	172,794	545,207	99,361	26,618	45,004	219,530	41,419	172,312	828,603	92,240

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Operations
Net investment income (loss)	$(26,030)	$(70,699)	$21,388	$(17,852)	$(6,213)	$(6,803)	$(358)	$(6,567)	$(17,813)	$(49,051)
Net realized gain (loss) on investments	65,049	72,777	56,297	326,878	1,451	(697)	(205)	104,788	10,010	(6,076)
Net change in unrealized appreciation (depreciation) on investments	63,200	531,658	(208,653)	(775,022)	(16,850)	21,388	(20,710)	(274,130)	103,975	(19,729)
Net increase (decrease) in net assets from operations	102,219	533,736	(130,968)	(465,996)	(21,612)	13,888	(21,273)	(175,909)	96,172	(74,856)

Contract transactions 1
Purchase payments (Note 4)	952,016	3,508,781	404,214	814,248	476,547	240,118	87,162	1,268,568	1,032,736	1,211,917
Surrenders and terminations	(215,147)	(246,781)	(16,285)	(65,720)	(2,251)	(22,075)	(1,516)	(174,686)	(109,380)	(243,656)
Transfers between Investment Divisions	154,274	270,822	105,695	11,016	161,748	(109,201)	61,786	1,753,121	456,303	(458,903)
Contract owner charges (Note 3)	(172)	(1,134)	(62)	(585)	(78)	(249)	(6)	(1,163)	(231)	(1,253)
Net increase (decrease) in net assets from contract transactions	890,971	3,531,688	493,562	758,959	635,966	108,593	147,426	2,845,840	1,379,428	508,105

Net increase (decrease) in net assets	993,190	4,065,424	362,594	292,963	614,354	122,481	126,153	2,669,931	1,475,600	433,249

Net assets beginning of period	1,954,244	4,696,672	393,597	1,284,265	277,933	621,509	—	3,463,211	1,123,679	4,388,828

Net assets end of period	$2,947,434	$8,762,096	$756,191	$1,577,228	$892,287	$743,990	$126,153	$6,133,142	$2,599,279	$4,822,077

1 Contract unit transactions
Units Outstanding at December 31, 2013	150,875	413,488	32,289	136,142	24,143	63,627	—	333,250	109,347	443,388

Units Issued	94,976	386,996	47,946	124,831	56,869	32,008	16,851	357,493	165,867	163,213
Units Redeemed	(29,083)	(84,177)	(6,546)	(48,137)	(1,569)	(21,161)	(438)	(87,998)	(37,816)	(111,297)

Units Outstanding at December 31, 2014	216,768	716,307	73,689	212,836	79,443	74,474	16,413	602,745	237,398	495,304

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$7,322	$1,350	$(33,057)	$(5,450)	$(8,524)	$(9,867)	$70,012	$499,444	$282,461	$222,847
Net realized gain (loss) on investments	(261)	98,640	182,738	(25,601)	(4,283)	(93,728)	2,380,872	5,040,252	5,905,057	2,320,440
Net change in unrealized appreciation (depreciation) on investments	(83,710)	74,596	198,101	(9,467)	(38,535)	(168,725)	(1,073,744)	(2,851,725)	(3,279,547)	(2,117,951)
Net increase (decrease) in net assets from operations	(76,649)	174,586	347,782	(40,518)	(51,342)	(272,320)	1,377,140	2,687,971	2,907,971	425,336

Contract transactions 1
Purchase payments (Note 4)	266,680	2,342,849	1,650,271	94,303	521,818	693,160	13,236,479	10,846,097	16,963,068	13,101,801
Surrenders and terminations	(3,542)	(54,710)	(130,955)	(12,221)	(28,001)	(50,262)	(1,039,622)	(3,817,561)	(3,901,566)	(3,794,575)
Transfers between Investment Divisions	71,537	547,615	2,551	(1,714,567)	160,741	283,755	1,743,377	1,190,069	(459,090)	131,149
Contract owner charges (Note 3)	(18)	(63)	(247)	(64)	(177)	(830)	(453,534)	(837,829)	(954,903)	(885,469)
Net increase (decrease) in net assets from contract transactions	334,657	2,835,691	1,521,620	(1,632,549)	654,381	925,823	13,486,700	7,380,776	11,647,509	8,552,906

Net increase (decrease) in net assets	258,008	3,010,277	1,869,402	(1,673,067)	603,039	653,503	14,863,840	10,068,747	14,555,480	8,978,242

Net assets beginning of period	58,694	530,080	2,481,389	1,673,067	469,437	672,280	32,238,285	69,637,375	78,307,028	74,334,714

Net assets end of period	$316,702	$3,540,357	$4,350,791	$—	$1,072,476	$1,325,783	$47,102,125	$79,706,122	$92,862,508	$83,312,956

1 Contract unit transactions
Units Outstanding at December 31, 2013	5,682	50,434	170,546	169,371	47,469	144,980	2,848,937	5,610,401	6,488,258	4,503,119

Units Issued	37,286	280,223	132,330	10,557	83,708	287,095	1,585,535	1,204,623	1,697,059	930,421
Units Redeemed	(405)	(25,955)	(30,894)	(179,928)	(16,537)	(124,145)	(410,680)	(627,029)	(753,939)	(420,230)

Units Outstanding at December 31, 2014	42,563	304,702	271,982	—	114,640	307,930	4,023,792	6,187,995	7,431,378	5,013,310

(a)	The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund(a)	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund
Operations
Net investment income (loss)	$52,988	$(9,308)	$(19,344)	$3,326	$(173,966)	$(307,285)	$(401,400)	$(305,651)	$(183,427)	$(808,799)
Net realized gain (loss) on investments	2,561,454	3,103,637	701,019	9,455	452,623	3,172,279	123,939	967,917	323,532	4,349,301
Net change in unrealized appreciation (depreciation) on investments	(2,345,356)	(2,968,486)	(639,873)	(7,236)	424,260	8,718,162	(7,062)	(712,660)	378,295	5,082,872
Net increase (decrease) in net assets from operations	269,086	125,843	41,802	5,545	702,917	11,583,156	(284,523)	(50,394)	518,400	8,623,374

Contract transactions 1
Purchase payments (Note 4)	10,197,594	17,328,721	—	810,626	13,634,646	29,331,648	3,687,341	3,944,904	12,279,310	36,351,381
Surrenders and terminations	(2,408,499)	(4,554,475)	(1,208,728)	(9,069)	(754,851)	(3,131,936)	(1,038,241)	(683,885)	(470,279)	(4,105,852)
Transfers between Investment Divisions	(5,045,205)	(2,153,627)	(1,864,032)	768,628	4,247,066	21,374,961	2,146,277	314,547	2,332,929	6,149,231
Contract owner charges (Note 3)	(1,100,377)	(1,416,738)	(219,695)	—	(348,855)	(1,078,793)	(306,598)	(255,642)	(268,200)	(1,113,578)
Net increase (decrease) in net assets from contract transactions	1,643,513	9,203,881	(3,292,455)	1,570,185	16,778,006	46,495,880	4,488,779	3,319,924	13,873,760	37,281,182

Net increase (decrease) in net assets	1,912,599	9,329,724	(3,250,653)	1,575,730	17,480,923	58,079,036	4,204,256	3,269,530	14,392,160	45,904,556

Net assets beginning of period	93,592,456	114,336,794	18,920,611	—	22,787,689	69,306,102	21,682,808	20,366,879	15,515,804	82,479,818

Net assets end of period	$95,505,055	$123,666,518	$15,669,958	$1,575,730	$40,268,612	$127,385,138	$25,887,064	$23,636,409	$29,907,964	$128,384,374

1 Contract unit transactions
Units Outstanding at December 31, 2013	5,536,168	6,768,005	1,096,149	—	1,948,342	4,763,140	2,054,439	1,592,192	1,262,317	5,490,030

Units Issued	806,273	1,336,224	17,178	155,420	1,668,151	3,477,946	1,112,676	538,162	1,256,399	2,986,235
Units Redeemed	(712,556)	(803,369)	(206,197)	(936)	(262,561)	(493,898)	(704,973)	(286,483)	(143,491)	(614,018)

Units Outstanding at December 31, 2014	5,629,885	7,300,860	907,130	154,484	3,353,932	7,747,188	2,462,142	1,843,871	2,375,225	7,862,247

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(a)	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$(276,909)	$(243,116)	$95,820	$(835,180)	$(1,489,165)	$(569,302)	$(297)	$(341,106)	$(159,673)	$(114,421)
Net realized gain (loss) on investments	783,322	628,367	368,842	856,701	8,734,525	4,072,692	2	4,568,898	720,248	545,909
Net change in unrealized appreciation (depreciation) on investments	(2,242,465)	(4,006,915)	68,860	(8,889,762)	(6,170,320)	(799,857)	(334)	(4,061,828)	(811,640)	(319,490)
Net increase (decrease) in net assets from operations	(1,736,052)	(3,621,664)	533,522	(8,868,241)	1,075,040	2,703,533	(629)	165,964	(251,065)	111,998

Contract transactions 1
Purchase payments (Note 4)	8,491,983	6,781,512	1,729,241	7,475,593	42,794,852	6,566,539	258,647	22,865,274	1,247,112	977,652
Surrenders and terminations	(912,061)	(770,100)	(141,861)	(2,324,938)	(4,591,070)	(2,458,080)	—	(2,071,613)	(1,582,734)	(840,002)
Transfers between Investment Divisions	2,431,489	3,318,135	(635,214)	1,000,542	258,284	850,285	15,339	18,417,322	(535,818)	(309,646)
Contract owner charges (Note 3)	(377,395)	(377,210)	(2,222)	(540,727)	(1,725,319)	(338,845)	—	(422,400)	(193,513)	(139,629)
Net increase (decrease) in net assets from contract transactions	9,634,016	8,952,337	949,944	5,610,470	36,736,747	4,619,899	273,986	38,788,583	(1,064,953)	(311,625)

Net increase (decrease) in net assets	7,897,964	5,330,673	1,483,466	(3,257,771)	37,811,787	7,323,432	273,357	38,954,547	(1,316,018)	(199,627)

Net assets beginning of period	29,625,793	29,109,610	5,105,813	50,905,577	112,382,090	32,978,572	—	28,525,855	23,593,233	14,612,608

Net assets end of period	$37,523,757	$34,440,283	$6,589,279	$47,647,806	$150,193,877	$40,302,004	$273,357	$67,480,402	$22,277,215	$14,412,981

1 Contract unit transactions
Units Outstanding at December 31, 2013	2,376,531	2,436,051	489,160	4,647,806	9,464,717	956,665	—	1,935,335	1,717,113	463,383

Units Issued	1,025,020	978,774	226,669	1,193,360	8,277,373	266,035	27,802	3,914,904	210,615	50,291
Units Redeemed	(251,507)	(224,882)	(131,449)	(697,484)	(5,145,839)	(153,006)	—	(1,523,831)	(292,031)	(65,335)

Units Outstanding at December 31, 2014	3,150,044	3,189,943	584,380	5,143,682	12,596,251	1,069,694	27,802	4,326,408	1,635,697	448,339

(a)	Commencement of operations September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Operations
Net investment income (loss)	$(247,234)	$(1,159,219)	$(57,453)	$(183,529)	$82,749	$(222,854)	$891,316	$2,661,932	$(154,864)	$(319,747)
Net realized gain (loss) on investments	971,542	10,150,718	17,745	317,074	4,040,738	1,215,415	139,350	3,073,756	1,846,237	3,110,559
Net change in unrealized appreciation (depreciation) on investments	1,490,043	(7,904,590)	444,621	2,567,625	(3,360,432)	(2,274,238)	(1,822,137)	(4,897,549)	(4,471,713)	(525,520)
Net increase (decrease) in net assets from operations	2,214,351	1,086,909	404,913	2,701,170	763,055	(1,281,677)	(791,471)	838,139	(2,780,340)	2,265,292

Contract transactions 1
Purchase payments (Note 4)	7,971,844	12,769,741	1,839,745	2,901,023	13,274,837	4,728,958	11,079,501	38,178,816	5,509,183	5,889,660
Surrenders and terminations	(786,028)	(2,945,714)	(407,241)	(932,527)	(6,722,904)	(1,228,012)	(1,048,100)	(7,719,019)	(786,758)	(1,785,392)
Transfers between Investment Divisions	2,759,335	(8,074,682)	198,420	2,601,297	184,210	1,299,722	2,360,415	7,810,447	2,824,607	(442,151)
Contract owner charges (Note 3)	(258,094)	(763,401)	(125,041)	(303,188)	(972,198)	(313,827)	(279,060)	(1,368,789)	(228,509)	(456,702)
Net increase (decrease) in net assets from contract transactions	9,687,057	985,944	1,505,883	4,266,605	5,763,945	4,486,841	12,112,756	36,901,455	7,318,523	3,205,415

Net increase (decrease) in net assets	11,901,408	2,072,853	1,910,796	6,967,775	6,527,000	3,205,164	11,321,285	37,739,594	4,538,183	5,470,707

Net assets beginning of period	20,879,897	71,984,277	10,588,827	25,156,198	90,995,634	26,199,588	28,987,682	115,313,082	20,155,207	40,021,738

Net assets end of period	$32,781,305	$74,057,130	$12,499,623	$32,123,973	$97,522,634	$29,404,752	$40,308,967	$153,052,676	$24,693,390	$45,492,445

1 Contract unit transactions
Units Outstanding at December 31, 2013	877,336	1,909,937	1,295,796	3,536,860	7,740,597	2,334,934	2,434,684	8,409,258	1,837,439	3,498,683

Units Issued	509,554	486,811	436,811	1,877,573	1,550,015	783,977	1,405,854	3,794,422	911,067	907,912
Units Redeemed	(129,035)	(463,342)	(264,686)	(1,294,427)	(1,091,560)	(394,805)	(392,356)	(1,246,080)	(229,719)	(640,574)

Units Outstanding at December 31, 2014	1,257,855	1,933,406	1,467,921	4,120,006	8,199,052	2,724,106	3,448,182	10,957,600	2,518,787	3,766,021

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Operations
Net investment income (loss)	$(475,478)	$379,917	$27,570	$(352,819)	$(257,266)	$(114,630)	$(153,208)	$(554,046)	$(337,947)	$(663,016)
Net realized gain (loss) on investments	5,541,381	(298,713)	(157,433)	9,790,683	2,866,123	3,886,737	1,125,070	8,632,168	1,603,386	3,332,739
Net change in unrealized appreciation (depreciation) on investments	(5,576,117)	1,681,904	(737,723)	(3,738,626)	(554,928)	2,604,968	(1,640,217)	(5,590,934)	527,777	138,013
Net increase (decrease) in net assets from operations	(510,214)	1,763,108	(867,586)	5,699,238	2,053,929	6,377,075	(668,355)	2,487,188	1,793,216	2,807,736

Contract transactions 1
Purchase payments (Note 4)	8,972,099	6,954,468	646,930	9,543,809	3,632,438	13,065,470	10,217,400	6,272,021	3,122,557	11,528,450
Surrenders and terminations	(1,587,625)	(2,235,184)	(809,650)	(1,802,403)	(585,666)	(2,364,624)	(2,214,247)	(1,746,842)	(1,237,520)	(1,989,093)
Transfers between Investment Divisions	4,855,147	8,749,288	(986,499)	8,826,744	14,429,543	2,176,029	3,263,172	1,639,192	(1,096,967)	9,364,529
Contract owner charges (Note 3)	(425,991)	(426,918)	(153,479)	(556,514)	(193,155)	(517,658)	(348,451)	(359,912)	(212,642)	(400,264)
Net increase (decrease) in net assets from contract transactions	11,813,630	13,041,654	(1,302,698)	16,011,636	17,283,160	12,359,217	10,917,874	5,804,459	575,428	18,503,622

Net increase (decrease) in net assets	11,303,416	14,804,762	(2,170,284)	21,710,874	19,337,089	18,736,292	10,249,519	8,291,647	2,368,644	21,311,358

Net assets beginning of period	36,575,230	44,744,416	15,019,823	42,938,983	11,685,500	44,391,369	33,599,616	33,216,292	23,525,533	31,744,953

Net assets end of period	$47,878,646	$59,549,178	$12,849,539	$64,649,857	$31,022,589	$63,127,661	$43,849,135	$41,507,939	$25,894,177	$53,056,311

1 Contract unit transactions
Units Outstanding at December 31, 2013	1,972,713	1,861,828	1,115,866	2,352,985	990,086	3,035,405	1,686,946	1,923,749	946,507	1,338,469

Units Issued	883,709	727,740	102,893	1,119,554	1,511,590	1,979,970	796,966	620,207	166,554	980,675
Units Redeemed	(248,877)	(207,836)	(201,580)	(294,197)	(149,388)	(1,216,594)	(271,149)	(291,152)	(147,336)	(224,080)

Units Outstanding at December 31, 2014	2,607,545	2,381,732	1,017,179	3,178,342	2,352,288	3,798,781	2,212,763	2,252,804	965,725	2,095,064

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund
Operations
Net investment income (loss)	$(571,009)	$144,556	$(615,725)	$592,547	$43,404	$(17,470)	$99,002	$191,340	$675,371	$153,483
Net realized gain (loss) on investments	15,755,313	169,757	6,198,966	(63,702)	918,613	(32,827)	3,574,643	8,201,780	443,425	426,822
Net change in unrealized appreciation (depreciation) on investments	(22,452,743)	(4,356,655)	(1,880,872)	878,646	(3,386,936)	25,676	(897,796)	(8,096,477)	249,159	(165,751)
Net increase (decrease) in net assets from operations	(7,268,439)	(4,042,342)	3,702,369	1,407,491	(2,424,919)	(24,621)	2,775,849	296,643	1,367,955	414,554

Contract transactions 1
Purchase payments (Note 4)	21,035,846	5,634,624	11,602,581	5,444,332	1,783,354	41,261	3,628,522	6,490,637	7,828,189	2,791,493
Surrenders and terminations	(3,903,467)	(1,959,789)	(1,965,106)	(2,673,632)	(2,212,985)	(40,198)	(1,719,021)	(3,290,331)	(3,127,637)	(421,129)
Transfers between Investment Divisions	(5,244,887)	788,203	6,607,261	472,631	(2,365,555)	(3,775,541)	(2,306,440)	(10,077,607)	2,406,176	15,495
Contract owner charges (Note 3)	(1,347,796)	(307,558)	(364,975)	(359,946)	(366,713)	(10,743)	(417,058)	(426,381)	(279,895)	(113,718)
Net increase (decrease) in net assets from contract transactions	10,539,696	4,155,480	15,879,761	2,883,385	(3,161,899)	(3,785,221)	(813,997)	(7,303,682)	6,826,833	2,272,141

Net increase (decrease) in net assets	3,271,257	113,138	19,582,130	4,290,876	(5,586,818)	(3,809,842)	1,961,852	(7,007,039)	8,194,788	2,686,695

Net assets beginning of period	122,561,324	31,060,459	30,655,565	34,446,248	38,740,689	3,809,842	41,074,281	48,339,958	32,591,913	9,606,125

Net assets end of period	$125,832,581	$31,173,597	$50,237,695	$38,737,124	$33,153,871	$—	$43,036,133	$41,332,919	$40,786,701	$12,292,820

1 Contract unit transactions
Units Outstanding at December 31, 2013	8,544,915	2,046,062	900,243	1,782,102	2,894,431	273,836	3,422,839	2,085,394	2,413,180	1,310,565

Units Issued	5,315,048	585,275	602,176	1,161,881	213,243	7,685	499,654	385,324	884,967	686,242
Units Redeemed	(4,582,899)	(308,926)	(190,934)	(1,017,578)	(462,087)	(281,521)	(559,122)	(705,116)	(409,773)	(388,763)

Units Outstanding at December 31, 2014	9,277,064	2,322,411	1,311,485	1,926,405	2,645,587	—	3,363,371	1,765,602	2,888,374	1,608,044

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund
Operations
Net investment income (loss)	$(260,628)	$(37,479)	$(50,809)	$(14,418)	$(204,811)	$280,141	$(899,713)	$(139,626)	$1,116,375	$1,046,128
Net realized gain (loss) on investments	3,394,392	873,116	559,314	376,017	4,127,577	(43,327)	5,886,659	5,749,969	904,550	11,768,632
Net change in unrealized appreciation (depreciation) on investments	(789,008)	(683,517)	(2,088,443)	(1,719,499)	(337,313)	(312,598)	14,856,533	(3,216,079)	(7,072,691)	9,703,803
Net increase (decrease) in net assets from operations	2,344,756	152,120	(1,579,938)	(1,357,900)	3,585,453	(75,784)	19,843,479	2,394,264	(5,051,766)	22,518,563

Contract transactions 1
Purchase payments (Note 4)	6,701,433	1,817,471	11,436,111	7,412,047	9,295,200	387,127	30,075,042	8,285,467	11,304,259	8,525,184
Surrenders and terminations	(1,370,064)	(107,225)	(466,945)	(291,093)	(1,308,118)	(78,123)	(4,847,266)	(3,165,277)	(3,904,391)	(30,809,317)
Transfers between Investment Divisions	(4,384,957)	425,830	2,075,689	3,185,613	(5,419,715)	(381,538)	24,144,481	(2,097,180)	10,323,306	(10,333,060)
Contract owner charges (Note 3)	(241,353)	(38,767)	(254,056)	(116,395)	(324,541)	(15,862)	(891,702)	(685,483)	(479,194)	(1,624,063)
Net increase (decrease) in net assets from contract transactions	705,059	2,097,309	12,790,799	10,190,172	2,242,826	(88,396)	48,480,555	2,337,527	17,243,980	(34,241,256)

Net increase (decrease) in net assets	3,049,815	2,249,429	11,210,861	8,832,272	5,828,279	(164,180)	68,324,034	4,731,791	12,192,214	(11,722,693)

Net assets beginning of period	27,062,547	2,305,070	16,398,947	5,019,850	33,961,964	3,192,762	64,183,355	65,058,769	49,445,889	262,163,588

Net assets end of period	$30,112,362	$4,554,499	$27,609,808	$13,852,122	$39,790,243	$3,028,582	$132,507,389	$69,790,560	$61,638,103	$250,440,895

1 Contract unit transactions
Units Outstanding at December 31, 2013	1,352,547	166,561	1,661,210	333,153	3,233,838	324,002	3,136,359	5,169,574	2,704,702	16,406,963

Units Issued	518,604	231,788	2,832,562	2,482,755	1,539,265	52,015	2,604,766	871,814	1,404,282	790,028
Units Redeemed	(496,058)	(85,838)	(1,546,297)	(1,852,813)	(1,412,292)	(61,159)	(504,904)	(699,238)	(477,854)	(2,917,961)

Units Outstanding at December 31, 2014	1,375,093	312,511	2,947,475	963,095	3,360,811	314,858	5,236,221	5,342,150	3,631,130	14,279,030

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund
Operations
Net investment income (loss)	$116,386	$(380,216)	$41,167	$(231,759)	$85,963	$(28,169)	$(526,466)	$(316,464)	$(129,599)	$(419,713)
Net realized gain (loss) on investments	2,220,537	4,488,874	804,230	3,259,458	482,366	764,692	10,119,733	14,417,015	2,382,729	3,887,339
Net change in unrealized appreciation (depreciation) on investments	(490,828)	496,114	(273,136)	(13,571,029)	(587,083)	(551,933)	(3,368,786)	8,243,388	(1,992,144)	(1,167,019)
Net increase (decrease) in net assets from operations	1,846,095	4,604,772	572,261	(10,543,330)	(18,754)	184,590	6,224,481	22,343,939	260,986	2,300,607

Contract transactions 1
Purchase payments (Note 4)	2,189,503	7,681,185	1,222,359	17,597,444	2,567,249	1,227,357	18,967,527	49,313,318	3,698,198	13,675,239
Surrenders and terminations	(3,162,815)	(1,976,457)	(231,699)	(3,549,676)	(265,075)	(186,579)	(5,144,906)	(14,176,528)	(1,220,457)	(5,982,660)
Transfers between Investment Divisions	(2,070,210)	14,621,974	(8,204,999)	5,989,890	252,902	101,939	(3,325,052)	(1,179,498)	2,961,268	(7,163,295)
Contract owner charges (Note 3)	(329,085)	(246,857)	(48,419)	(732,950)	(81,448)	(38,954)	(747,768)	(2,040,229)	(141,648)	(597,609)
Net increase (decrease) in net assets from contract transactions	(3,372,607)	20,079,845	(7,262,758)	19,304,708	2,473,628	1,103,763	9,749,801	31,917,063	5,297,361	(68,325)

Net increase (decrease) in net assets	(1,526,512)	24,684,617	(6,690,497)	8,761,378	2,454,874	1,288,353	15,974,282	54,261,002	5,558,347	2,232,282

Net assets beginning of period	36,911,223	19,931,655	6,690,497	62,862,752	6,356,066	3,874,397	75,340,340	205,436,440	13,174,064	72,482,105

Net assets end of period	$35,384,711	$44,616,272	$—	$71,624,130	$8,810,940	$5,162,750	$91,314,622	$259,697,442	$18,732,411	$74,714,387

1 Contract unit transactions
Units Outstanding at December 31, 2013	2,957,811	1,086,095	813,885	1,567,051	413,562	256,779	3,105,158	12,933,827	837,119	3,306,032

Units Issued	299,112	1,416,226	191,453	795,632	447,517	137,736	1,327,967	5,281,979	566,415	958,537
Units Redeemed	(568,416)	(422,338)	(1,005,338)	(350,783)	(298,942)	(63,941)	(950,791)	(3,612,141)	(235,800)	(978,387)

Units Outstanding at December 31, 2014	2,688,507	2,079,983	—	2,011,900	562,137	330,574	3,482,334	14,603,665	1,167,734	3,286,182

(a)	The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(a)	JNL/MMRS Growth Fund(a)	JNL/MMRS Moderate Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$(511,097)	$(15,512)	$(459,129)	$(10,505)	$(597)	$(1,589)	$(86,312)	$(119,733)	$(526,861)	$(678,249)
Net realized gain (loss) on investments	4,151,094	40,195	1,937,803	296	4	28	176,963	223,084	3,004,165	(3,267,767)
Net change in unrealized appreciation (depreciation) on investments	6,069,433	311,638	(456,516)	45,694	758	8,754	(185,096)	394,381	(2,305,287)	5,159,062
Net increase (decrease) in net assets from operations	9,709,430	336,321	1,022,158	35,485	165	7,193	(94,445)	497,732	172,017	1,213,046

Contract transactions 1
Purchase payments (Note 4)	18,094,547	1,376,445	3,450,927	711,010	108,230	510,782	3,356,600	8,766,615	8,192,736	11,231,396
Surrenders and terminations	(2,428,409)	(24,248)	(3,687,889)	(5,444)	(268)	(2,324)	(106,008)	(681,821)	(2,708,021)	(4,803,202)
Transfers between Investment Divisions	1,791,335	1,181,558	6,067,078	1,106,809	59,437	164,702	202,349	11,945,675	3,987,752	(4,958,568)
Contract owner charges (Note 3)	(560,588)	(342)	(229,194)	—	(6)	—	(62,201)	(185,813)	(509,943)	(851,065)
Net increase (decrease) in net assets from contract transactions	16,896,885	2,533,413	5,600,922	1,812,375	167,393	673,160	3,390,740	19,844,656	8,962,524	618,561

Net increase (decrease) in net assets	26,606,315	2,869,734	6,623,080	1,847,860	167,558	680,353	3,296,295	20,342,388	9,134,541	1,831,607

Net assets beginning of period	46,277,000	270,870	29,080,163	—	—	—	3,787,454	10,544,021	47,210,448	80,705,268

Net assets end of period	$72,883,315	$3,140,604	$35,703,243	$1,847,860	$167,558	$680,353	$7,083,749	$30,886,409	$56,344,989	$82,536,875

1 Contract unit transactions
Units Outstanding at December 31, 2013	5,052,966	28,418	2,153,751	—	—	—	294,384	1,027,752	2,570,761	6,059,082

Units Issued	3,032,760	288,119	1,372,776	178,129	16,201	65,751	391,287	2,286,765	925,247	1,192,569
Units Redeemed	(1,405,078)	(52,705)	(1,047,033)	(576)	(34)	(251)	(124,099)	(400,792)	(438,685)	(1,165,889)

Units Outstanding at December 31, 2014	6,680,648	263,832	2,479,494	177,553	16,167	65,500	561,572	2,913,725	3,057,323	6,085,762

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Operations
Net investment income (loss)	$4,350,189	$814,721	$4,773,009	$(116,829)	$(119,442)	$309,338	$1,433,863	$2,240,608	$(439,121)	$(86,989)
Net realized gain (loss) on investments	1,050,624	385,212	2,554,066	1,443,505	2,035,558	392,987	1,644,628	18,741,836	5,292,952	12,256,145
Net change in unrealized appreciation (depreciation) on investments	208,600	(2,281,058)	(9,290,846)	(114,521)	(1,434,685)	200,106	(3,329,099)	10,551,770	(1,803,777)	4,749,478
Net increase (decrease) in net assets from operations	5,609,413	(1,081,125)	(1,963,771)	1,212,155	481,431	902,431	(250,608)	31,534,214	3,050,054	16,918,634

Contract transactions 1
Purchase payments (Note 4)	31,652,831	34,207,025	24,982,008	4,488,261	2,549,456	1,114,714	5,451,849	93,974,944	7,328,727	23,762,784
Surrenders and terminations	(14,013,641)	(2,802,818)	(7,397,172)	(489,797)	(286,718)	(489,554)	(789,899)	(9,730,588)	(2,082,165)	(8,289,475)
Transfers between Investment Divisions	(27,785,703)	(7,029,598)	3,014,726	1,385,184	898,240	555,342	(1,890,038)	33,344,147	2,991,383	21,463,857
Contract owner charges (Note 3)	(2,426,745)	(533,905)	(840,475)	(143,586)	(111,427)	(74,226)	(166,503)	(2,207,800)	(368,870)	(1,617,607)
Net increase (decrease) in net assets from contract transactions	(12,573,258)	23,840,704	19,759,087	5,240,062	3,049,551	1,106,276	2,605,409	115,380,703	7,869,075	35,319,559

Net increase (decrease) in net assets	(6,963,845)	22,759,579	17,795,316	6,452,217	3,530,982	2,008,707	2,354,801	146,914,917	10,919,129	52,238,193

Net assets beginning of period	241,408,325	55,347,433	89,002,921	10,912,731	8,595,503	7,681,663	22,470,891	167,199,646	32,333,403	129,777,040

Net assets end of period	$234,444,480	$78,107,012	$106,798,237	$17,364,948	$12,126,485	$9,690,370	$24,825,692	$314,114,563	$43,252,532	$182,015,233

1 Contract unit transactions
Units Outstanding at December 31, 2013	12,715,325	5,104,399	4,627,959	718,883	573,227	338,830	1,516,043	9,460,890	1,696,371	8,150,476

Units Issued	2,027,345	3,690,874	2,077,104	496,535	341,670	89,705	456,425	9,389,388	1,032,694	3,379,990
Units Redeemed	(2,720,925)	(1,521,459)	(1,129,294)	(169,159)	(139,535)	(54,363)	(292,538)	(3,115,967)	(636,725)	(1,330,460)

Units Outstanding at December 31, 2014	12,021,745	7,273,814	5,575,769	1,046,259	775,362	374,172	1,679,930	15,734,311	2,092,340	10,200,006

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P International 5 Fund(b)	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)
Operations
Net investment income (loss)	$(127)	$(309,658)	$(1,429,598)	$(1,840,493)	$(3,238,244)	$(3,787,563)	$(5,602,537)	$(12,506)	$(129,991)	$(5,561)
Net realized gain (loss) on investments	1	8,344,927	16,042,483	4,103,570	16,200,081	9,487,904	17,273,922	17,389	4,969,957	(280)
Net change in unrealized appreciation (depreciation) on investments	(118)	(1,260,618)	(9,049,202)	(141,373)	(565,118)	644,396	411,793	193,137	(1,667,905)	(31,250)
Net increase (decrease) in net assets from operations	(244)	6,774,651	5,563,683	2,121,704	12,396,719	6,344,737	12,083,178	198,020	3,172,061	(37,091)

Contract transactions 1
Purchase payments (Note 4)	103,064	12,458,656	26,004,201	17,604,750	47,526,421	44,302,628	65,030,567	1,912,487	7,535,700	1,508,834
Surrenders and terminations	(55)	(1,378,124)	(10,767,353)	(13,155,255)	(18,052,902)	(19,314,628)	(23,444,626)	(104,006)	(1,073,424)	(15,136)
Transfers between Investment Divisions	39,009	6,108,098	(5,224,301)	(2,643,768)	2,513,960	(773,653)	1,681,590	1,467,030	6,434,039	310,277
Contract owner charges (Note 3)	—	(385,587)	(1,159,246)	(1,590,232)	(3,147,683)	(3,058,721)	(4,420,722)	(5,572)	(235,249)	(13)
Net increase (decrease) in net assets from contract transactions	142,018	16,803,043	8,853,301	215,495	28,839,796	21,155,626	38,846,809	3,269,939	12,661,066	1,803,962

Net increase (decrease) in net assets	141,774	23,577,694	14,416,984	2,337,199	41,236,515	27,500,363	50,929,987	3,467,959	15,833,127	1,766,871

Net assets beginning of period	—	36,297,578	121,397,872	143,688,716	298,546,716	264,135,441	403,506,136	—	17,480,212	—

Net assets end of period	$141,774	$59,875,272	$135,814,856	$146,025,915	$339,783,231	$291,635,804	$454,436,123	$3,467,959	$33,313,339	$1,766,871

1 Contract unit transactions
Units Outstanding at December 31, 2013	—	1,915,848	6,367,009	10,837,076	15,339,809	18,061,803	21,809,099	—	1,080,078	—

Units Issued	15,043	1,577,231	4,189,393	1,995,753	3,051,964	3,729,482	4,386,581	330,790	1,055,707	186,899
Units Redeemed	(12)	(773,528)	(3,782,435)	(2,000,183)	(1,611,006)	(2,334,009)	(2,387,535)	(24,133)	(335,581)	(1,917)

Units Outstanding at December 31, 2014	15,031	2,719,551	6,773,967	10,832,646	16,780,767	19,457,276	23,808,145	306,657	1,800,204	184,982

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(2,440,514)	$(2,048,504)	$(179,399)	$(650,121)	$(267,115)	$(866,360)	$(60,010)
Net realized gain (loss) on investments	23,921,405	17,621,948	(117,776)	8,981,744	10,936,987	795	4,028,661
Net change in unrealized appreciation (depreciation) on investments	(10,446,721)	31,543	(239,570)	1,135,322	3,114,356	—	124,342
Net increase (decrease) in net assets from operations	11,034,170	15,604,987	(536,745)	9,466,945	13,784,228	(865,565)	4,092,993

Contract transactions 1
Purchase payments (Note 4)	23,747,877	21,666,415	19,244,660	19,049,472	39,822,584	88,275,498	5,252,240
Surrenders and terminations	(9,068,439)	(8,719,444)	(2,655,816)	(5,932,936)	(9,127,438)	(9,590,609)	(2,795,243)
Transfers between Investment Divisions	(5,353,159)	4,300,100	(13,129,706)	2,831,009	26,285,725	(68,316,644)	(2,749,786)
Contract owner charges (Note 3)	(1,443,022)	(1,392,396)	(421,949)	(715,674)	(1,653,729)	(497,699)	(412,145)
Net increase (decrease) in net assets from contract transactions	7,883,257	15,854,675	3,037,189	15,231,871	55,327,142	9,870,546	(704,934)

Net increase (decrease) in net assets	18,917,427	31,459,662	2,500,444	24,698,816	69,111,370	9,004,981	3,388,059

Net assets beginning of period	149,249,580	131,138,063	44,958,990	74,023,224	145,061,371	58,662,262	40,693,268

Net assets end of period	$168,167,007	$162,597,725	$47,459,434	$98,722,040	$214,172,741	$67,667,243	$44,081,327

1 Contract unit transactions
Units Outstanding at December 31, 2013	3,368,176	1,919,321	4,321,767	3,345,378	3,995,355	4,817,097	1,448,278

Units Issued	742,363	432,689	2,389,494	1,244,543	1,957,749	10,056,532	270,788
Units Redeemed	(594,981)	(217,728)	(2,112,201)	(584,651)	(530,641)	(9,376,247)	(289,595)

Units Outstanding at December 31, 2014	3,515,558	2,134,282	4,599,060	4,005,270	5,422,463	5,497,382	1,429,471

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund(a)	CG - Institutional Alt 100 Conservative Fund(a)	CG - Institutional Alt 100 Growth Fund(a)	CG - Institutional Alt 100 Moderate Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund(a)
Operations
Net investment income (loss)	$(4,160)	$(13,884)	$(13,869)	$(6,931)	$(11,274)	$(3,106)	$(4,906)	$(126,692)	$(36,601)	$(8,958)
Net realized gain (loss) on investments	4,385	68,041	16,232	(11,452)	942	572	3,228	82,707	42,288	151
Net change in unrealized appreciation (depreciation) on investments	(2,670)	267,450	334,340	(22,702)	208,619	7,078	32,372	285,840	271,036	31,172
Net increase (decrease) in net assets from operations	(2,445)	321,607	336,703	(41,085)	198,287	4,544	30,694	241,855	276,723	22,365

Contract transactions 1
Purchase payments (Note 4)	2,096,126	1,821,581	1,779,965	1,520,810	2,244,349	688,356	1,364,407	9,466,296	2,492,580	2,207,900
Surrenders and terminations	(51,307)	(4,741)	(7,801)	(44,876)	(17,217)	(2,477)	(548)	(63,287)	(39,307)	(46,955)
Transfers between Investment Divisions	141,953	(171,303)	3,976	(462,116)	737,666	(30,239)	46,515	(819,601)	(246,605)	213,871
Contract owner charges (Note 3)	(361)	(60)	(309)	(27)	—	—	(69)	(2,719)	(931)	(53)
Net increase (decrease) in net assets from contract transactions	2,186,411	1,645,477	1,775,831	1,013,791	2,964,798	655,640	1,410,305	8,580,689	2,205,737	2,374,763

Net increase (decrease) in net assets	2,183,966	1,967,084	2,112,534	972,706	3,163,085	660,184	1,440,999	8,822,544	2,482,460	2,397,128

Net assets beginning of period	797,205	291,615	1,462,790	278,023	—	—	—	6,324,401	2,615,218	—

Net assets end of period	$2,981,171	$2,258,699	$3,575,324	$1,250,729	$3,163,085	$660,184	$1,440,999	$15,146,945	$5,097,678	$2,397,128

1 Contract unit transactions
Units Outstanding at December 31, 2012	75,809	28,344	140,820	27,684	—	—	—	624,425	252,924	—

Units Issued	238,399	197,886	171,547	167,826	292,831	83,791	168,853	982,667	257,221	264,993
Units Redeemed	(29,870)	(51,683)	(14,594)	(66,498)	(1,693)	(17,297)	(26,305)	(152,221)	(51,456)	(19,572)

Units Outstanding at December 31, 2013	284,338	174,547	297,773	129,012	291,138	66,494	142,548	1,454,871	458,689	245,421

(a)	Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	CG - International Opportunities Conservative Fund(a)	CG - International Opportunities Growth Fund(a)	CG - International Opportunities Moderate Fund(a)	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund(a)	CG - Real Assets Fund(a)	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(128)	$(325)	$(1,158)	$(22,316)	$(32,490)	$(74,413)	$(4,471)	$(714)	$(27,788)	$(51,547)
Net realized gain (loss) on investments	—	(161)	279	35,404	53,568	90,837	1,421	12	24,654	96,616
Net change in unrealized appreciation (depreciation) on investments	401	1,329	9,229	448,846	500,894	818,099	10,110	3,390	421,600	642,754
Net increase (decrease) in net assets from operations	273	843	8,350	461,934	521,972	834,523	7,060	2,688	418,466	687,823

Contract transactions 1
Purchase payments (Note 4)	53,045	165,123	363,330	2,998,709	5,943,277	8,269,060	1,069,241	268,586	2,976,413	3,199,484
Surrenders and terminations	—	(9,912)	(1,876)	(97,455)	(297,740)	(231,299)	(1,704)	(251)	(24,461)	(194,113)
Transfers between Investment Divisions	38,813	26,170	61,421	34,194	922,412	(75,764)	50,844	13,002	168,565	(13,011)
Contract owner charges (Note 3)	—	—	—	(888)	(1,071)	(1,495)	—	—	(564)	(1,353)
Net increase (decrease) in net assets from contract transactions	91,858	181,381	422,875	2,934,560	6,566,878	7,960,502	1,118,381	281,337	3,119,953	2,991,007

Net increase (decrease) in net assets	92,131	182,224	431,225	3,396,494	7,088,850	8,795,025	1,125,441	284,025	3,538,419	3,678,830

Net assets beginning of period	—	—	—	890,114	2,454,605	4,376,528	—	—	1,446,409	4,623,016

Net assets end of period	$92,131	$182,224	$431,225	$4,286,608	$9,543,455	$13,171,553	$1,125,441	$284,025	$4,984,828	$8,301,846

1 Contract unit transactions
Units Outstanding at December 31, 2012	—	—	—	86,554	235,346	419,583	—	—	142,357	451,769

Units Issued	9,461	19,509	45,101	295,263	642,824	834,367	130,604	28,922	324,051	322,014
Units Redeemed	—	(1,503)	(1,700)	(27,305)	(53,531)	(111,791)	(14,071)	(26)	(37,034)	(45,705)

Units Outstanding at December 31, 2013	9,461	18,006	43,401	354,512	824,639	1,142,159	116,533	28,896	429,374	728,078

(a)	Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund(b)	Curian Focused U.S. Equity Fund(b)	Curian Long Short Credit Fund(a)	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund(a)
Operations
Net investment income (loss)	$(63,349)	$(14,577)	$(69,779)	$(26)	$(309)	$(812)	$(36,889)	$(45,527)	$(25,142)	$183
Net realized gain (loss) on investments	13,082	58,560	8,188	1	16	147	20,102	27,721	87,620	(375)
Net change in unrealized appreciation (depreciation) on investments	12,371	(27,979)	(19,975)	874	9,449	7,823	184,946	626,699	312,467	(1,133)
Net increase (decrease) in net assets from operations	(37,896)	16,004	(81,566)	849	9,156	7,158	168,159	608,893	374,945	(1,325)

Contract transactions 1
Purchase payments (Note 4)	6,678,852	1,645,138	7,214,551	21,913	125,786	195,749	3,637,515	6,161,699	2,997,490	50,969
Surrenders and terminations	(169,856)	(19,422)	(445,301)	—	—	(8,307)	(70,725)	(36,593)	(7,859)	(51)
Transfers between Investment Divisions	(360,866)	(552,901)	(1,235,159)	204	191	62,877	(371,415)	(363,538)	242,407	6,332
Contract owner charges (Note 3)	(1,704)	(253)	(6,480)	—	—	—	(261)	(941)	(428)	—
Net increase (decrease) in net assets from contract transactions	6,146,426	1,072,562	5,527,611	22,117	125,977	250,319	3,195,114	5,760,627	3,231,610	57,250

Net increase (decrease) in net assets	6,108,530	1,088,566	5,446,045	22,966	135,133	257,477	3,363,273	6,369,520	3,606,555	55,925

Net assets beginning of period	2,515,049	941,025	2,504,428	—	—	—	1,394,233	1,450,674	800,888	—

Net assets end of period	$8,623,579	$2,029,591	$7,950,473	$22,966	$135,133	$257,477	$4,757,506	$7,820,194	$4,407,443	$55,925

1 Contract unit transactions
Units Outstanding at December 31, 2012	251,469	99,644	243,824	—	—	—	134,980	139,102	76,073	—

Units Issued	723,269	193,234	714,658	2,190	12,361	26,356	358,253	569,488	301,371	7,994
Units Redeemed	(121,340)	(79,659)	(187,454)	—	—	(858)	(56,687)	(43,075)	(20,257)	(1,232)

Units Outstanding at December 31, 2013	853,398	213,219	771,028	2,190	12,361	25,498	436,546	665,515	357,187	6,762

(a)	Commencement of operations April 29, 2013.
(b)	Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/American Funds Global Growth Fund(b)	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund(b)	Curian/Ashmore Emerging Market Small Cap Equity Fund(a)	Curian/Baring International Fixed Income Fund(a)	Curian/BlackRock Global Long Short Credit Fund(a)	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund(b)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(a)	Curian/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(367)	$(14,551)	$(53)	$(437)	$472	$(2,497)	$(39)	$(444)	$(1,226)	$42,658
Net realized gain (loss) on investments	15	22,196	—	47	(1)	482	9,890	(13)	(1,743)	196,632
Net change in unrealized appreciation (depreciation) on investments	13,413	411,812	(399)	8,769	(1,921)	11,642	126,639	(3,043)	(1,851)	(62,935)
Net increase (decrease) in net assets from operations	13,061	419,457	(452)	8,379	(1,450)	9,627	136,490	(3,500)	(4,820)	176,355

Contract transactions 1
Purchase payments (Note 4)	265,099	2,322,477	43,717	109,778	146,849	700,773	652,433	330,126	254,598	1,400,520
Surrenders and terminations	(421)	(41,301)	(28)	(82)	(136)	(23,033)	(2,355)	(2,116)	(59,447)	(48,363)
Transfers between Investment Divisions	12,335	239,281	26,533	42,244	49	87,853	228,230	138,976	77,628	284,978
Contract owner charges (Note 3)	—	(455)	—	—	—	(3)	(8)	—	—	(50)
Net increase (decrease) in net assets from contract transactions	277,013	2,520,002	70,222	151,940	146,762	765,590	878,300	466,986	272,779	1,637,085

Net increase (decrease) in net assets	290,074	2,939,459	69,770	160,319	145,312	775,217	1,014,790	463,486	267,959	1,813,440

Net assets beginning of period	—	444,616	—	—	—	—	13,912	—	—	140,804

Net assets end of period	$290,074	$3,384,075	$69,770	$160,319	$145,312	$775,217	$1,028,702	$463,486	$267,959	$1,954,244

1 Contract unit transactions
Units Outstanding at December 31, 2012	—	42,050	—	—	—	—	1,381	—	—	13,269

Units Issued	26,502	222,160	6,959	15,594	15,231	81,021	74,593	46,707	37,992	157,083
Units Redeemed	(45)	(14,499)	(3)	(61)	(19)	(3,726)	(4,156)	(213)	(9,648)	(19,477)

Units Outstanding at December 31, 2013	26,457	249,711	6,956	15,533	15,212	77,295	71,818	46,494	28,344	150,875

(a)	Commencement of operations April 29, 2013.
(b)	Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund(a)	Curian/Neuberger Berman Currency Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund(a)	Curian/T. Rowe Price Capital Appreciation Fund(b)
Operations
Net investment income (loss)	$27,668	$(1,829)	$(9,958)	$(669)	$1,474	$(24,954)	$9,057	$(37,709)	$206	$626
Net realized gain (loss) on investments	19,933	479	9,444	288	(271)	28,987	(8,808)	18,138	(1)	212
Net change in unrealized appreciation (depreciation) on investments	228,754	27,575	67,409	18,024	(11,754)	16,924	(34,106)	(16,142)	(375)	12,808
Net increase (decrease) in net assets from operations	276,355	26,225	66,895	17,643	(10,551)	20,957	(33,857)	(35,713)	(170)	13,646

Contract transactions 1
Purchase payments (Note 4)	2,908,339	315,809	686,877	127,149	419,542	2,351,150	1,019,978	2,974,402	49,542	467,511
Surrenders and terminations	(91,704)	(1,600)	(21,548)	(3,760)	(12,562)	(50,547)	(118,868)	(150,807)	(51)	—
Transfers between Investment Divisions	500,337	52,661	78,629	136,901	40,934	40,954	(383,029)	(663,600)	9,373	48,923
Contract owner charges (Note 3)	(504)	(6)	(297)	—	(87)	(499)	(115)	(996)	—	—
Net increase (decrease) in net assets from contract transactions	3,316,468	366,864	743,661	260,290	447,827	2,341,058	517,966	2,158,999	58,864	516,434

Net increase (decrease) in net assets	3,592,823	393,089	810,556	277,933	437,276	2,362,015	484,109	2,123,286	58,694	530,080

Net assets beginning of period	1,103,849	508	473,709	—	184,233	1,101,196	639,570	2,265,542	—	—

Net assets end of period	$4,696,672	$393,597	$1,284,265	$277,933	$621,509	$3,463,211	$1,123,679	$4,388,828	$58,694	$530,080

1 Contract unit transactions
Units Outstanding at December 31, 2012	108,396	49	53,990	—	18,302	108,401	60,556	227,011	—	—

Units Issued	335,550	35,393	103,082	24,648	50,494	256,386	119,762	335,449	5,687	50,434
Units Redeemed	(30,458)	(3,153)	(20,930)	(505)	(5,169)	(31,537)	(70,971)	(119,072)	(5)	—

Units Outstanding at December 31, 2013	413,488	32,289	136,142	24,143	63,627	333,250	109,347	443,388	5,682	50,434

(a)	Commencement of operations April 29, 2013.
(b)	Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund(a)	Curian/Urdang International REIT Fund(a)	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund	JNL Institutional Alt 35 Fund
Operations
Net investment income (loss)	$8,262	$(14,751)	$(1,920)	$1,251	$(4,197)	$(127,162)	$(116,029)	$(224,039)	$364,297	$160,427
Net realized gain (loss) on investments	193,504	(11,861)	(1,322)	(356)	(32,338)	1,153,220	2,231,285	2,857,908	2,052,030	2,679,950
Net change in unrealized appreciation (depreciation) on investments	149,781	15,342	(1,650)	(480)	(264,264)	3,542,901	6,276,753	9,188,060	5,070,715	5,367,784
Net increase (decrease) in net assets from operations	351,547	(11,270)	(4,892)	415	(300,799)	4,568,959	8,392,009	11,821,929	7,487,042	8,208,161

Contract transactions 1
Purchase payments (Note 4)	1,540,107	1,015,206	363,280	85,575	653,098	9,333,005	12,388,804	15,168,695	12,459,161	17,245,221
Surrenders and terminations	(27,049)	(40,355)	(32,678)	(60)	(15,064)	(692,802)	(3,180,362)	(3,230,166)	(2,063,699)	(1,442,949)
Transfers between Investment Divisions	359,135	(112,037)	143,727	10,129	153,118	2,176,985	2,931,909	3,675,505	(170,625)	4,846,478
Contract owner charges (Note 3)	(90)	(369)	—	—	(492)	(223,900)	(633,477)	(607,676)	(661,993)	(933,501)
Net increase (decrease) in net assets from contract transactions	1,872,103	862,445	474,329	95,644	790,660	10,593,288	11,506,874	15,006,358	9,562,844	19,715,249

Net increase (decrease) in net assets	2,223,650	851,175	469,437	96,059	489,861	15,162,247	19,898,883	26,828,287	17,049,886	27,923,410

Net assets beginning of period	257,739	821,892	—	—	182,419	17,076,038	49,738,492	51,478,741	57,284,828	65,669,046

Net assets end of period	$2,481,389	$1,673,067	$469,437	$96,059	$672,280	$32,238,285	$69,637,375	$78,307,028	$74,334,714	$93,592,456

1 Contract unit transactions
Units Outstanding at December 31, 2012	23,990	81,626	—	—	20,291	1,847,214	4,626,295	5,144,013	3,894,262	4,298,858

Units Issued	158,361	125,321	57,661	14,278	141,514	1,244,019	1,487,972	2,092,334	988,100	1,798,611
Units Redeemed	(11,805)	(37,576)	(10,192)	(3,917)	(16,825)	(242,296)	(503,866)	(748,089)	(379,243)	(561,301)

Units Outstanding at December 31, 2013	170,546	169,371	47,469	10,361	144,980	2,848,937	5,610,401	6,488,258	4,503,119	5,536,168

(a)	Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund
Operations
Net investment income (loss)	$(263,987)	$(271,873)	$(91,021)	$(201,949)	$115,253	$(149,420)	$(83,955)	$(434,759)	$(186,574)	$(248,898)
Net realized gain (loss) on investments	2,435,406	1,271,689	116,429	1,775,442	63,164	342,106	193,521	2,201,737	733,162	337,186
Net change in unrealized appreciation (depreciation) on investments	6,568,251	1,328,551	1,660,168	12,426,071	(1,167,012)	3,587,112	1,495,865	15,288,609	3,703,086	2,152,260
Net increase (decrease) in net assets from operations	8,739,670	2,328,367	1,685,576	13,999,564	(988,595)	3,779,798	1,605,431	17,055,587	4,249,674	2,240,548

Contract transactions 1
Purchase payments (Note 4)	19,180,485	—	11,705,360	14,984,789	2,797,773	2,891,132	7,739,302	17,144,722	5,684,970	4,678,939
Surrenders and terminations	(3,519,635)	(3,668,803)	(194,653)	(1,668,180)	(816,766)	(383,252)	(198,094)	(2,272,631)	(773,511)	(597,153)
Transfers between Investment Divisions	(3,027,112)	(21,883,198)	3,986,912	2,491,890	38,255	919,717	2,203,210	3,081,248	1,613,476	1,727,048
Contract owner charges (Note 3)	(1,172,440)	(241,651)	(132,578)	(634,417)	(268,718)	(177,919)	(94,353)	(716,760)	(255,401)	(272,003)
Net increase (decrease) in net assets from contract transactions	11,461,298	(25,793,652)	15,365,041	15,174,082	1,750,544	3,249,678	9,650,065	17,236,579	6,269,534	5,536,831

Net increase (decrease) in net assets	20,200,968	(23,465,285)	17,050,617	29,173,646	761,949	7,029,476	11,255,496	34,292,166	10,519,208	7,777,379

Net assets beginning of period	94,135,826	42,385,896	5,737,072	40,132,456	20,920,859	13,337,403	4,260,308	48,187,652	19,106,585	21,332,231

Net assets end of period	$114,336,794	$18,920,611	$22,787,689	$69,306,102	$21,682,808	$20,366,879	$15,515,804	$82,479,818	$29,625,793	$29,109,610

1 Contract unit transactions
Units Outstanding at December 31, 2012	6,055,220	2,641,073	556,580	3,594,177	1,893,140	1,312,732	412,736	4,204,502	1,826,938	1,947,868

Units Issued	1,617,252	42,362	1,506,283	1,576,212	534,659	415,110	994,195	1,826,462	1,091,907	700,155
Units Redeemed	(904,467)	(1,587,286)	(114,521)	(407,249)	(373,360)	(135,650)	(144,614)	(540,934)	(542,314)	(211,972)

Units Outstanding at December 31, 2013	6,768,005	1,096,149	1,948,342	4,763,140	2,054,439	1,592,192	1,262,317	5,490,030	2,376,531	2,436,051

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund
Operations
Net investment income (loss)	$128,345	$(564,476)	$(796,099)	$(417,269)	$(75,168)	$20,368	$(39,441)	$(82,547)	$(900,534)	$(38,854)
Net realized gain (loss) on investments	26,342	630,904	956,513	3,290,867	729,615	423,113	536,851	1,675,605	3,558,991	(312,959)
Net change in unrealized appreciation (depreciation) on investments	42,297	3,541,043	10,329,560	5,734,444	2,254,307	2,386,426	2,017,775	2,615,984	11,599,112	(540,781)
Net increase (decrease) in net assets from operations	196,984	3,607,471	10,489,974	8,608,042	2,908,754	2,829,907	2,515,185	4,209,042	14,257,569	(892,594)

Contract transactions 1
Purchase payments (Note 4)	3,010,558	7,687,679	32,227,023	2,726,486	13,056,778	1,631,963	973,976	4,585,334	10,611,489	1,275,609
Surrenders and terminations	(172,898)	(2,115,026)	(2,342,412)	(1,907,239)	(508,491)	(1,381,041)	(774,715)	(591,561)	(2,632,147)	(398,071)
Transfers between Investment Divisions	424,625	(1,378,049)	6,605,075	(323,009)	8,426,686	176,270	42,844	3,802,378	4,170,205	(939,933)
Contract owner charges (Note 3)	(867)	(436,162)	(890,772)	(200,506)	(121,087)	(148,484)	(97,687)	(133,232)	(511,596)	(100,685)
Net increase (decrease) in net assets from contract transactions	3,261,418	3,758,442	35,598,914	295,732	20,853,886	278,708	144,418	7,662,919	11,637,951	(163,080)

Net increase (decrease) in net assets	3,458,402	7,365,913	46,088,888	8,903,774	23,762,640	3,108,615	2,659,603	11,871,961	25,895,520	(1,055,674)

Net assets beginning of period	1,647,411	43,539,664	66,293,202	24,074,798	4,763,215	20,484,618	11,953,005	9,007,936	46,088,757	11,644,501

Net assets end of period	$5,105,813	$50,905,577	$112,382,090	$32,978,572	$28,525,855	$23,593,233	$14,612,608	$20,879,897	$71,984,277	$10,588,827

1 Contract unit transactions
Units Outstanding at December 31, 2012	167,283	4,293,512	6,291,636	971,099	393,363	1,696,467	468,235	511,664	1,575,808	1,320,175

Units Issued	374,023	1,132,176	3,799,952	177,579	1,669,292	244,143	80,930	610,817	546,743	878,408
Units Redeemed	(52,146)	(777,882)	(626,871)	(192,013)	(127,320)	(223,497)	(85,782)	(245,145)	(212,614)	(902,787)

Units Outstanding at December 31, 2013	489,160	4,647,806	9,464,717	956,665	1,935,335	1,717,113	463,383	877,336	1,909,937	1,295,796

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$(184,873)	$336,686	$(50,911)	$271,711	$2,487,493	$(99,005)	$(210,565)	$(182,420)	$641,170	$1,012,294
Net realized gain (loss) on investments	(827,792)	2,195,568	1,374,394	238,750	1,776,128	1,577,404	1,113,316	1,873,632	1,672,217	542,058
Net change in unrealized appreciation (depreciation) on investments	(651,872)	13,650,284	3,806,090	(273,994)	7,096,496	2,924,348	6,887,194	6,264,143	(3,468,780)	(3,196,441)
Net increase (decrease) in net assets from operations	(1,664,537)	16,182,538	5,129,573	236,467	11,360,117	4,402,747	7,789,945	7,955,355	(1,155,393)	(1,642,089)

Contract transactions 1
Purchase payments (Note 4)	3,145,036	8,524,111	3,186,596	13,545,722	20,319,471	2,933,005	4,559,864	5,419,064	5,660,559	1,426,880
Surrenders and terminations	(1,138,786)	(5,054,041)	(1,219,642)	(757,080)	(6,149,957)	(769,620)	(1,473,426)	(942,142)	(2,729,000)	(769,378)
Transfers between Investment Divisions	(1,296,214)	164,131	3,440,322	4,946,681	4,981,651	305,320	998,687	1,841,739	1,505,217	(1,531,841)
Contract owner charges (Note 3)	(264,270)	(651,919)	(193,343)	(160,198)	(909,026)	(148,703)	(326,682)	(255,606)	(340,823)	(163,657)
Net increase (decrease) in net assets from contract transactions	445,766	2,982,282	5,213,933	17,575,125	18,242,139	2,320,002	3,758,443	6,063,055	4,095,953	(1,037,996)

Net increase (decrease) in net assets	(1,218,771)	19,164,820	10,343,506	17,811,592	29,602,256	6,722,749	11,548,388	14,018,410	2,940,560	(2,680,085)

Net assets beginning of period	26,374,969	71,830,814	15,856,082	11,176,090	85,710,826	13,432,458	28,473,350	22,556,820	41,803,856	17,699,908

Net assets end of period	$25,156,198	$90,995,634	$26,199,588	$28,987,682	$115,313,082	$20,155,207	$40,021,738	$36,575,230	$44,744,416	$15,019,823

1 Contract unit transactions
Units Outstanding at December 31, 2012	3,567,520	7,459,448	1,812,654	958,640	7,036,011	1,598,776	3,144,643	1,614,851	1,701,258	1,196,541

Units Issued	2,175,795	1,233,628	1,331,949	2,090,436	2,336,839	693,862	724,273	652,852	605,407	160,259
Units Redeemed	(2,206,455)	(952,479)	(809,669)	(614,392)	(963,592)	(455,199)	(370,233)	(294,990)	(444,837)	(240,934)

Units Outstanding at December 31, 2013	3,536,860	7,740,597	2,334,934	2,434,684	8,409,258	1,837,439	3,498,683	1,972,713	1,861,828	1,115,866

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund
Operations
Net investment income (loss)	$(410,046)	$(126,510)	$742,958	$(116,800)	$(293,310)	$(284,852)	$(328,977)	$(173,809)	$526,454	$(300,223)
Net realized gain (loss) on investments	8,803,916	566,378	2,469,232	613,682	2,919,702	715,682	1,703,861	2,416,697	(1,821)	1,497,539
Net change in unrealized appreciation (depreciation) on investments	716,363	2,053,018	(3,068,311)	3,997,142	5,827,010	4,498,276	5,817,535	17,994,132	4,154,833	6,360,167
Net increase (decrease) in net assets from operations	9,110,233	2,492,886	143,879	4,494,024	8,453,402	4,929,106	7,192,419	20,237,020	4,679,466	7,557,483

Contract transactions 1
Purchase payments (Note 4)	6,223,632	2,028,600	11,253,709	6,197,685	5,772,031	3,895,159	7,023,855	18,108,302	4,708,606	5,642,443
Surrenders and terminations	(1,175,162)	(358,459)	(1,931,706)	(1,190,790)	(1,170,014)	(1,297,564)	(1,465,518)	(2,697,694)	(2,266,986)	(1,267,302)
Transfers between Investment Divisions	2,705,209	778,265	(1,054,767)	653,055	(645,074)	173,437	3,934,355	6,331,423	2,185,396	1,613,720
Contract owner charges (Note 3)	(332,076)	(86,435)	(346,030)	(218,505)	(212,200)	(141,124)	(171,554)	(1,050,362)	(187,743)	(189,406)
Net increase (decrease) in net assets from contract transactions	7,421,603	2,361,971	7,921,206	5,441,445	3,744,743	2,629,908	9,321,138	20,691,669	4,439,273	5,799,455

Net increase (decrease) in net assets	16,531,836	4,854,857	8,065,085	9,935,469	12,198,145	7,559,014	16,513,557	40,928,689	9,118,739	13,356,938

Net assets beginning of period	26,407,147	6,830,643	36,326,284	23,664,147	21,018,147	15,966,519	15,231,396	81,632,635	21,941,720	17,298,627

Net assets end of period	$42,938,983	$11,685,500	$44,391,369	$33,599,616	$33,216,292	$23,525,533	$31,744,953	$122,561,324	$31,060,459	$30,655,565

1 Contract unit transactions
Units Outstanding at December 31, 2012	1,891,312	765,417	2,519,822	1,405,096	1,677,964	831,240	886,571	6,936,355	1,732,854	731,186

Units Issued	772,348	347,817	1,606,961	485,833	534,985	268,378	641,465	2,362,169	614,065	317,421
Units Redeemed	(310,675)	(123,148)	(1,091,378)	(203,983)	(289,200)	(153,111)	(189,567)	(753,609)	(300,857)	(148,364)

Units Outstanding at December 31, 2013	2,352,985	990,086	3,035,405	1,686,946	1,923,749	946,507	1,338,469	8,544,915	2,046,062	900,243

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Dividend Fund(a)
Operations
Net investment income (loss)	$675,375	$(69,285)	$21,034	$(26,602)	$186,118	$369,939	$181,368	$62,935	$(176,864)	$670,911
Net realized gain (loss) on investments	143,495	918,461	125,252	554,737	1,640,887	5,079,572	166,763	322,003	1,859,531	5,436,988
Net change in unrealized appreciation (depreciation) on investments	(2,916,274)	(2,138,806)	(45,469)	(97,811)	6,758,953	6,316,999	(1,772,710)	910,162	4,624,462	(1,095,512)
Net increase (decrease) in net assets from operations	(2,097,404)	(1,289,630)	100,817	430,324	8,585,958	11,766,510	(1,424,579)	1,295,100	6,307,129	5,012,387

Contract transactions 1
Purchase payments (Note 4)	5,435,788	955,486	264,486	421,076	2,522,158	6,775,077	4,874,350	1,524,661	6,279,444	5,064,679
Surrenders and terminations	(3,047,606)	(1,945,665)	(116,916)	(110,021)	(2,440,755)	(3,398,092)	(3,069,819)	(269,591)	(664,655)	(2,450,866)
Transfers between Investment Divisions	(7,454,071)	(3,865,392)	(80,784)	(3,228,471)	(2,280,359)	602,872	(530,317)	(2,880,612)	2,305,740	(36,752,086)
Contract owner charges (Note 3)	(327,114)	(346,741)	(34,106)	(16,755)	(287,777)	(258,285)	(196,753)	(68,468)	(136,688)	(225,853)
Net increase (decrease) in net assets from contract transactions	(5,393,003)	(5,202,312)	32,680	(2,934,171)	(2,486,733)	3,721,572	1,077,461	(1,694,010)	7,783,841	(34,364,126)

Net increase (decrease) in net assets	(7,490,407)	(6,491,942)	133,497	(2,503,847)	6,099,225	15,488,082	(347,118)	(398,910)	14,090,970	(29,351,739)

Net assets beginning of period	41,936,655	45,232,631	3,676,345	2,503,847	34,975,056	32,851,876	32,939,031	10,005,035	12,971,577	29,351,739

Net assets end of period	$34,446,248	$38,740,689	$3,809,842	$—	$41,074,281	$48,339,958	$32,591,913	$9,606,125	$27,062,547	$—

1 Contract unit transactions
Units Outstanding at December 31, 2012	2,068,557	3,301,224	271,043	203,593	3,665,152	1,913,066	2,344,648	1,611,458	906,296	3,782,706

Units Issued	887,229	191,494	77,024	67,442	346,717	722,673	606,578	573,001	699,143	1,432,563
Units Redeemed	(1,173,684)	(598,287)	(74,231)	(271,035)	(589,030)	(550,345)	(538,046)	(873,894)	(252,892)	(5,215,269)

Units Outstanding at December 31, 2013	1,782,102	2,894,431	273,836	—	3,422,839	2,085,394	2,413,180	1,310,565	1,352,547	—

(a)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund
Operations
Net investment income (loss)	$(9,271)	$(88,576)	$(14,684)	$(181,012)	$(40,652)	$(341,447)	$(37,778)	$395,873	$2,339,214	$421,311
Net realized gain (loss) on investments	42,010	(24,571)	255,281	1,367,712	(13,409)	2,835,083	2,626,152	572,991	5,072,297	1,057,196
Net change in unrealized appreciation (depreciation) on investments	270,103	(496,810)	540,398	5,576,410	(33,808)	10,616,787	8,568,596	6,726,640	56,018,519	7,477,086
Net increase (decrease) in net assets from operations	302,842	(609,957)	780,995	6,763,110	(87,869)	13,110,423	11,156,970	7,695,504	63,430,030	8,955,593

Contract transactions 1
Purchase payments (Note 4)	739,595	6,249,012	1,243,058	5,318,820	911,754	14,140,705	4,447,805	6,574,602	9,443,913	1,179,797
Surrenders and terminations	(13,600)	(371,834)	(89,581)	(836,005)	(83,867)	(2,200,893)	(2,625,233)	(3,730,614)	(27,505,992)	(3,655,136)
Transfers between Investment Divisions	854,113	2,755,900	1,227,791	3,593,938	26,959	12,165,834	2,089,686	2,895,165	(11,383,564)	(1,120,318)
Contract owner charges (Note 3)	(10,397)	(114,753)	(29,765)	(228,379)	(18,090)	(371,617)	(459,685)	(261,913)	(914,957)	(266,866)
Net increase (decrease) in net assets from contract transactions	1,569,711	8,518,325	2,351,503	7,848,374	836,756	23,734,029	3,452,573	5,477,240	(30,360,600)	(3,862,523)

Net increase (decrease) in net assets	1,872,553	7,908,368	3,132,498	14,611,484	748,887	36,844,452	14,609,543	13,172,744	33,069,430	5,093,070

Net assets beginning of period	432,517	8,490,579	1,887,352	19,350,480	2,443,875	27,338,903	50,449,226	36,273,145	229,094,158	31,818,153

Net assets end of period	$2,305,070	$16,398,947	$5,019,850	$33,961,964	$3,192,762	$64,183,355	$65,058,769	$49,445,889	$262,163,588	$36,911,223

1 Contract unit transactions
Units Outstanding at December 31, 2012	42,823	812,084	161,390	2,432,537	242,407	1,865,078	4,879,219	2,386,698	18,621,693	3,321,589

Units Issued	177,208	1,245,431	394,067	1,249,230	111,191	1,634,584	885,943	717,702	1,192,392	293,153
Units Redeemed	(53,470)	(396,305)	(222,304)	(447,929)	(29,596)	(363,303)	(595,588)	(399,698)	(3,407,122)	(656,931)

Units Outstanding at December 31, 2013	166,561	1,661,210	333,153	3,233,838	324,002	3,136,359	5,169,574	2,704,702	16,406,963	2,957,811

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Select Small-Cap Fund(a)	JNL/MC Small Cap Index Fund
Operations
Net investment income (loss)	$(107,738)	$116,483	$(194,910)	$118,464	$(17,888)	$(349,937)	$(367,033)	$13,671	$30,977	$(159,797)
Net realized gain (loss) on investments	1,734,566	(135,708)	2,617,471	252,040	317,674	4,240,577	10,164,462	701,591	1,868,858	5,424,064
Net change in unrealized appreciation (depreciation) on investments	3,532,882	1,238,324	8,882,131	48,362	693,218	10,258,412	31,853,324	2,208,563	(141,887)	9,412,065
Net increase (decrease) in net assets from operations	5,159,710	1,219,099	11,304,692	418,866	993,004	14,149,052	41,650,753	2,923,825	1,757,948	14,676,332

Contract transactions 1
Purchase payments (Note 4)	3,284,371	725,327	8,181,665	1,303,586	528,087	11,915,781	33,691,741	2,299,298	885,417	8,064,033
Surrenders and terminations	(520,240)	(344,401)	(3,053,344)	(131,307)	(66,658)	(4,505,369)	(11,019,570)	(932,383)	(571,549)	(4,156,310)
Transfers between Investment Divisions	(2,524,789)	(654,193)	(17,706)	740,599	105,569	13,377,339	19,035,421	2,094,146	(10,683,640)	19,255,345
Contract owner charges (Note 3)	(118,864)	(46,205)	(473,215)	(49,323)	(22,385)	(362,581)	(1,449,137)	(82,020)	(35,201)	(278,851)
Net increase (decrease) in net assets from contract transactions	120,478	(319,472)	4,637,400	1,863,555	544,613	20,425,170	40,258,455	3,379,041	(10,404,973)	22,884,217

Net increase (decrease) in net assets	5,280,188	899,627	15,942,092	2,282,421	1,537,617	34,574,222	81,909,208	6,302,866	(8,647,025)	37,560,549

Net assets beginning of period	14,651,467	5,790,870	46,920,660	4,073,645	2,336,780	40,766,118	123,527,232	6,871,198	8,647,025	34,921,556

Net assets end of period	$19,931,655	$6,690,497	$62,862,752	$6,356,066	$3,874,397	$75,340,340	$205,436,440	$13,174,064	$—	$72,482,105

1 Contract unit transactions
Units Outstanding at December 31, 2012	1,111,698	854,054	1,449,911	294,319	214,921	2,205,733	10,096,069	590,469	591,089	2,178,143

Units Issued	438,987	211,551	383,891	271,069	106,879	1,264,229	5,572,151	467,232	98,815	1,587,529
Units Redeemed	(464,590)	(251,720)	(266,751)	(151,826)	(65,021)	(364,804)	(2,734,393)	(220,582)	(689,904)	(459,640)

Units Outstanding at December 31, 2013	1,086,095	813,885	1,567,051	413,562	256,779	3,105,158	12,933,827	837,119	—	3,306,032

(a)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(a)	JNL/MC Value Line 30 Fund	JNL/MC VIP Fund(b)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Operations
Net investment income (loss)	$(325,193)	$4,816	$88,273	$161,191	$(29,628)	$(95,464)	$(221,317)	$(353,724)	$(1,003,011)	$270,362
Net realized gain (loss) on investments	1,231,152	(45)	(17,618)	1,163,626	31,715	(857)	1,634,160	6,774,013	564,705	238,855
Net change in unrealized appreciation (depreciation) on investments	7,480,503	(3,598)	7,447,593	950,887	576,333	(17,948)	7,032,314	(17,788,804)	(9,152,053)	319,897
Net increase (decrease) in net assets from operations	8,386,462	1,173	7,518,248	2,275,704	578,420	(114,269)	8,445,157	(11,368,515)	(9,590,359)	829,114

Contract transactions 1
Purchase payments (Note 4)	6,592,695	234,108	1,496,186	687,662	1,515,434	5,384,135	6,581,630	14,575,716	41,648,788	24,216,311
Surrenders and terminations	(1,486,234)	(15,873)	(2,308,033)	(602,706)	(25,649)	(138,489)	(2,453,463)	(6,459,364)	(16,964,301)	(1,429,787)
Transfers between Investment Divisions	265,187	51,464	(1,178,128)	(15,088,606)	1,036,810	1,801,566	2,798,827	(26,651,282)	(30,529,754)	17,822,811
Contract owner charges (Note 3)	(337,445)	(2)	(100,065)	(43,114)	(19,820)	(68,443)	(313,343)	(921,383)	(2,416,804)	(260,769)
Net increase (decrease) in net assets from contract transactions	5,034,203	269,697	(2,090,040)	(15,046,764)	2,506,775	6,978,769	6,613,651	(19,456,313)	(8,262,071)	40,348,566

Net increase (decrease) in net assets	13,420,665	270,870	5,428,208	(12,771,060)	3,085,195	6,864,500	15,058,808	(30,824,828)	(17,852,430)	41,177,680

Net assets beginning of period	32,856,335	—	23,651,955	12,771,060	702,259	3,679,521	32,151,640	111,530,096	259,260,755	14,169,753

Net assets end of period	$46,277,000	$270,870	$29,080,163	$—	$3,787,454	$10,544,021	$47,210,448	$80,705,268	$241,408,325	$55,347,433

1 Contract unit transactions
Units Outstanding at December 31, 2012	4,469,516	—	2,332,509	1,095,125	74,053	352,822	2,181,725	7,507,512	13,242,310	1,347,504

Units Issued	1,633,512	30,894	266,915	78,217	235,378	1,101,140	772,323	1,470,861	4,014,278	4,450,160
Units Redeemed	(1,050,062)	(2,476)	(445,673)	(1,173,342)	(15,047)	(426,210)	(383,287)	(2,919,291)	(4,541,263)	(693,265)

Units Outstanding at December 31, 2013	5,052,966	28,418	2,153,751	—	294,384	1,027,752	2,570,761	6,059,082	12,715,325	5,104,399

(a)	Commencement of operations April 29, 2013.
(b)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$3,909,956	$(89,983)	$(76,332)	$(12,563)	$1,382,728	$(751,411)	$(152,415)	$381,379	$(134,966)	$(845,702)
Net realized gain (loss) on investments	4,052,487	859,055	1,079,571	432,646	350,700	9,121,097	2,893,661	7,509,353	3,413,425	4,787,710
Net change in unrealized appreciation (depreciation) on investments	(3,076,056)	2,057,469	1,006,725	1,557,541	3,900,415	26,988,422	3,772,162	12,306,479	6,006,134	16,654,882
Net increase (decrease) in net assets from operations	4,886,387	2,826,541	2,009,964	1,977,624	5,633,843	35,358,108	6,513,408	20,197,211	9,284,593	20,596,890

Contract transactions 1
Purchase payments (Note 4)	17,111,991	2,175,286	1,841,287	584,077	5,103,420	39,544,540	4,369,987	15,917,750	4,747,684	11,940,757
Surrenders and terminations	(5,448,763)	(323,417)	(326,632)	(487,052)	(592,976)	(5,212,392)	(1,011,949)	(3,718,468)	(3,762,593)	(7,618,561)
Transfers between Investment Divisions	1,393,297	1,003,109	541,851	643,544	(91,740)	31,058,497	8,627,939	43,083,801	12,507,081	20,177,257
Contract owner charges (Note 3)	(585,781)	(82,820)	(69,249)	(39,067)	(133,575)	(762,822)	(186,711)	(803,585)	(210,130)	(746,226)
Net increase (decrease) in net assets from contract transactions	12,470,744	2,772,158	1,987,257	701,502	4,285,129	64,627,823	11,799,266	54,479,498	13,282,042	23,753,227

Net increase (decrease) in net assets	17,357,131	5,598,699	3,997,221	2,679,126	9,918,972	99,985,931	18,312,674	74,676,709	22,566,635	44,350,117

Net assets beginning of period	71,645,790	5,314,032	4,598,282	5,002,537	12,551,919	67,213,715	14,020,729	55,100,331	13,730,943	77,047,755

Net assets end of period	$89,002,921	$10,912,731	$8,595,503	$7,681,663	$22,470,891	$167,199,646	$32,333,403	$129,777,040	$36,297,578	$121,397,872

1 Contract unit transactions
Units Outstanding at December 31, 2012	4,003,566	487,655	415,115	320,328	1,191,468	5,398,894	1,035,136	4,453,482	1,070,905	5,055,596

Units Issued	1,991,837	648,207	371,423	104,582	474,064	4,906,431	1,110,903	5,192,983	1,504,099	2,649,611
Units Redeemed	(1,367,444)	(416,979)	(213,311)	(86,080)	(149,489)	(844,435)	(449,668)	(1,495,989)	(659,156)	(1,338,198)

Units Outstanding at December 31, 2013	4,627,959	718,883	573,227	338,830	1,516,043	9,460,890	1,696,371	8,150,476	1,915,848	6,367,009

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$(1,505,114)	$(1,710,193)	$(2,778,326)	$(3,781,237)	$(34,282)	$(1,782,816)	$(1,741,978)	$(789)	$(198,347)	$34,875
Net realized gain (loss) on investments	2,060,887	8,008,564	4,901,003	7,765,008	1,348,343	12,181,389	12,251,722	(17,178)	6,235,267	4,925,734
Net change in unrealized appreciation (depreciation) on investments	3,577,313	42,194,443	18,717,926	43,581,388	2,639,058	27,494,810	21,966,768	(502,524)	11,902,757	13,870,805
Net increase (decrease) in net assets from operations	4,133,086	48,492,814	20,840,603	47,565,159	3,953,119	37,893,383	32,476,512	(520,491)	17,939,677	18,831,414

Contract transactions 1
Purchase payments (Note 4)	18,687,879	36,731,650	37,230,073	51,499,438	2,955,977	19,420,247	14,582,647	13,080,759	12,187,722	23,489,787
Surrenders and terminations	(10,206,610)	(16,266,932)	(15,656,279)	(20,995,043)	(414,406)	(6,744,411)	(5,864,114)	(2,335,519)	(4,672,429)	(6,365,767)
Transfers between Investment Divisions	(13,950,994)	10,579,421	(12,072,249)	2,785,360	5,588,161	(1,475,284)	(5,178,789)	3,769,514	1,767,621	11,640,811
Contract owner charges (Note 3)	(1,398,507)	(2,030,058)	(2,398,407)	(3,270,226)	(99,022)	(924,440)	(842,801)	(317,954)	(417,404)	(1,143,230)
Net increase (decrease) in net assets from contract transactions	(6,868,232)	29,014,081	7,103,138	30,019,529	8,030,710	10,276,112	2,696,943	14,196,800	8,865,510	27,621,601

Net increase (decrease) in net assets	(2,735,146)	77,506,895	27,943,741	77,584,688	11,983,829	48,169,495	35,173,455	13,676,309	26,805,187	46,453,015

Net assets beginning of period	146,423,862	221,039,821	236,191,700	325,921,448	5,496,383	101,080,085	95,964,608	31,282,681	47,218,037	98,608,356

Net assets end of period	$143,688,716	$298,546,716	$264,135,441	$403,506,136	$17,480,212	$149,249,580	$131,138,063	$44,958,990	$74,023,224	$145,061,371

1 Contract unit transactions
Units Outstanding at December 31, 2012	11,377,620	13,768,393	17,573,937	20,148,003	506,446	3,156,399	1,902,049	2,972,982	2,882,721	3,212,480

Units Issued	1,928,722	3,266,148	3,419,221	3,970,727	760,681	878,806	393,032	2,312,072	1,101,978	1,207,219
Units Redeemed	(2,469,266)	(1,694,732)	(2,931,355)	(2,309,631)	(187,049)	(667,029)	(375,760)	(963,287)	(639,321)	(424,344)

Units Outstanding at December 31, 2013	10,837,076	15,339,809	18,061,803	21,809,099	1,080,078	3,368,176	1,919,321	4,321,767	3,345,378	3,995,355

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(842,907)	$111,651
Net realized gain (loss) on investments	238	3,330,912
Net change in unrealized appreciation (depreciation) on investments	—	5,231,390
Net increase (decrease) in net assets from operations	(842,669)	8,673,953

Contract transactions 1
Purchase payments (Note 4)	67,864,303	6,170,450
Surrenders and terminations	(5,853,459)	(1,565,159)
Transfers between Investment Divisions	(47,081,878)	(16,687)
Contract owner charges (Note 3)	(449,707)	(257,183)
Net increase (decrease) in net assets from contract transactions	14,479,259	4,331,421

Net increase (decrease) in net assets	13,636,590	13,005,374

Net assets beginning of period	45,025,672	27,687,894

Net assets end of period	$58,662,262	$40,693,268

1 Contract unit transactions
Units Outstanding at December 31, 2012	3,689,278	1,274,719

Units Issued	8,324,645	469,637
Units Redeemed	(7,196,826)	(296,078)

Units Outstanding at December 31, 2013	4,817,097	1,448,278

See notes to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2014

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred sixty-seven (167) Investment Divisions during 2014, but currently contains one-hundred sixty-four (164) Investment Divisions as of December 31, 2014. These Investment Divisions each invested in Class A of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2014:

Curian Variable Series Trust
CG - Alt 100 Conservative Fund(1)(4)(6)
CG - Alt 100 Growth Fund(1)(4)(6)
CG - Alt 100 Moderate Fund(1)(4)(6)
CG - Conservative Fund(1)(4)
CG - Equity 100 Fund(1)(4)
CG - Equity Income Fund(1)(4)
CG - Fixed Income 100 Fund(1)(4)
CG - Growth Fund(1)(4)
CG - Institutional Alt 65 Fund(1)(4)
CG - Interest Rate Opportunities Fund(1)(4)
CG - International Conservative Fund(1)(4)(6)
CG - International Growth Fund(1)(4)(6)
CG - International Moderate Fund(1)(4)(6)
CG - Maximum Growth Fund(1)(4)
CG - Moderate Fund(1)(4)
CG - Moderate Growth Fund(1)(4)
CG - Multi-Strategy Income Fund(1)(4)
CG - Real Assets Fund(1)(4)
CG - Tactical Maximum Growth Fund(1)(4)

CG - Tactical Moderate Growth Fund(1)(4)
Curian Dynamic Risk Advantage – Diversified Fund
Curian Dynamic Risk Advantage – Growth Fund
Curian Dynamic Risk Advantage – Income Fund
Curian Focused International Equity Fund
Curian Focused U.S. Equity Fund
Curian Long Short Credit Fund(2)
Curian Tactical Advantage 35 Fund
Curian Tactical Advantage 60 Fund
Curian Tactical Advantage 75 Fund
Curian/Aberdeen Latin America Fund
Curian/American Funds® Global Growth Fund
Curian/American Funds® Growth Fund
Curian/AQR Risk Parity Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund
Curian/Baring International Fixed Income Fund
Curian/BlackRock Global Long Short Credit Fund
Curian/CenterSquare International Real Estate Securities Fund(6)
Curian/DFA U.S. Micro Cap Fund

Curian/DoubleLine Total Return Fund
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Epoch Global Shareholder Yield Fund
Curian/FAMCO Flex Core Covered Call Fund
Curian/Franklin Templeton Frontier Markets Fund
Curian/Franklin Templeton Natural Resources Fund
Curian/Lazard International Strategic Equity Fund
Curian/Neuberger Berman Currency Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Curian/Nicholas Convertible Arbitrage Fund
Curian/PIMCO Credit Income Fund
Curian/PineBridge Merger Arbitrage Fund
Curian/Schroder Emerging Europe Fund
Curian/T. Rowe Price Capital Appreciation Fund
Curian/The Boston Company Equity Income Fund
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(5)
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Curian/Van Eck International Gold Fund

JNL Series Trust
JNL Disciplined Growth Fund(1)
JNL Disciplined Moderate Fund(1)
JNL Disciplined Moderate Growth Fund(1)
JNL Institutional Alt 20 Fund(1)
JNL Institutional Alt 35 Fund(1)
JNL Institutional Alt 50 Fund(1)
JNL Institutional Alt 65 Fund(1)(7)

JNL/AllianceBernstein Dynamic Asset Allocation Fund
JNL/American Funds Balanced Allocation Fund(1)
JNL/American Funds Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth Allocation Fund(1)
JNL/American Funds Growth-Income Fund

JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Boston Partners Global Long Short Equity Fund

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 1 – Organization (continued)

JNL Series Trust (continued)
JNL/Brookfield Global Infrastructure and MLP Fund(6)
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund(2)
JNL/Eastspring Investments China-India Fund(2)
JNL/Franklin Templeton Founding Strategy Fund(1)
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/M&G Global Basics Fund(2)(5)
JNL/MC 10 x 10 Fund(1)(3)
JNL/MC Bond Index Fund(3)
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(3)
JNL/MC Emerging Markets Index Fund(3)
JNL/MC European 30 Fund(3)
JNL/MC Global Alpha Fund(3)
JNL/MC Index 5 Fund(1)(3)
JNL/MC International Index Fund(3)
JNL/MC Pacific Rim 30 Fund(3)
JNL/MC S&P 400 MidCap Index Fund(3)
JNL/MC S&P 500 Index Fund(3)
JNL/MC Small Cap Index Fund(3)
JNL/MC Utilities Sector Fund(3)
JNL/MMRS Conservative Fund
JNL/MMRS Growth Fund
JNL/MMRS Moderate Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund(2)

JNL/PPM America High Yield Bond Fund(2)
JNL/PPM America Mid Cap Value Fund(2)
JNL/PPM America Small Cap Value Fund(2)
JNL/PPM America Value Equity Fund(2)
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P 4 Fund(1)
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P International 5 Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Mid 3 Fund
JNL/S&P Total Yield Fund
JNL/Scout Unconstrained Bond Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund

JNL Variable Fund LLC
JNL/MC 25 Fund(3) JNL/MC Communications Sector Fund(3)(7) JNL/MC Consumer Brands Sector Fund(3) JNL/MC Financial Sector Fund(3) JNL/MC Healthcare Sector Fund(3)	JNL/MC JNL 5 Fund(3) JNL/MC JNL Optimized 5 Fund(3) JNL/MC Nasdaq® 25 Fund(3) JNL/MC NYSE® International 25 Fund(3)(5) JNL/MC Oil & Gas Sector Fund(3)	JNL/MC S&P® 24 Fund(3) JNL/MC S&P® SMid 60 Fund(3) JNL/MC Technology Sector Fund(3) JNL/MC Value Line® 30 Fund(3)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the JNL Series Trust and the JNL Variable Fund LLC and Curian Capital, LLC (“Curian”) (collectively the “Advisers”) serves as investment adviser for the Funds comprising the Curian Variable Series Trust, both Advisers are wholly-owned subsidiaries of Jackson and receive fees for their services from each Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 1 – Organization (continued)

During the year ended December 31, 2014, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Brookfield Global Infrastructure Fund	JNL/Brookfield Global Infrastructure and MLP Fund	April 28, 2014
CG - Institutional Alt 100 Conservative Fund	CG - Alt 100 Conservative Fund	September 15, 2014
CG - Institutional Alt 100 Growth Fund	CG - Alt 100 Growth Fund	September 15, 2014
CG - Institutional Alt 100 Moderate Fund	CG - Alt 100 Moderate Fund	September 15, 2014
CG - International Opportunities Conservative Fund	CG - International Conservative Fund	September 15, 2014
CG - International Opportunities Growth Fund	CG - International Growth Fund	September 15, 2014
CG - International Opportunities Moderate Fund	CG - International Moderate Fund	September 15, 2014
Curian/Urdang International Real Estate Securities Fund	Curian/CenterSquare International Real Estate Securities Fund	September 15, 2014

During the year ended December 31, 2014, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/Nicholas Convertible Arbitrage Fund	April 28, 2014
JNL/M&G Global Basics Fund	JNL/Oppenheimer Global Growth Fund	April 28, 2014
JNL/MC NYSE International 25 Fund	JNL/MC International Index Fund	September 15, 2014

(1) The Fund is advised by JNAM or Curian, which are affiliates of Jackson.
(2) The Fund is sub-advised by an affiliate of Jackson.
(3) MC denotes the sub-adviser Mellon Capital throughout these financial statements.
(4) CG denotes the Fund of Fund group Curian Guidance throughout these financial statements.
(5) This Fund is no longer available as of December 31, 2014.
(6) The Fund’s name was changed during the year ended December 31, 2014 and was completed to align the Fund name with its investment strategy.
(7) JNL Institutional Alt 65 Fund and JNL/MC Communications Sector Fund are closed to new contract owners.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 2 – Significant Accounting Policies (continued)

Investments

The Separate Account’s ‘Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2014.

FASB ASC Topic 820, “Fair Value Measurement”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of an entity’s investments in the Funds under FASB ASC Topic 820 guidance. The inputs used to value the securities in the Funds are summarized into three broad categories:

•
Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

•
Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, over the counter derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

•
Level 3 includes valuations determined from significant unobservable inputs including an entity’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 2 – Significant Accounting Policies (continued)

may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing Funds are not necessarily an indication of the risk associated with investing in those Funds. The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. As of December 31, 2014, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported NAVs. Therefore, all investments in Funds have been categorized as Level 1.

For the year ended December 31, 2014, there were no transfers out of Level 1 securities.

Note 3 – Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson’s for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 3 – Contract Charges (continued)

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual costs of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 3 – Contract Charges (continued)

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $278,348 and $330,084 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners.

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2014, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Curian Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds
					from Sales
CG - Alt 100 Conservative Fund	$1,657,614	$189,302	Curian Dynamic Risk Advantage – Income Fund	$1,767,387	$2,424,170
CG - Alt 100 Growth Fund	2,847,518	391,417	Curian Focused International Equity Fund	490,264	19,944
CG - Alt 100 Moderate Fund	7,131,660	2,760,359	Curian Focused U.S. Equity Fund	595,798	114,520
CG - Conservative Fund	5,920,956	1,189,948	Curian Long Short Credit Fund	514,824	262,528
CG - Equity 100 Fund	3,202,283	296,726	Curian Tactical Advantage 35 Fund	2,272,781	1,674,278
CG - Equity Income Fund	5,482,378	1,061,057	Curian Tactical Advantage 60 Fund	3,357,148	552,138
CG - Fixed Income 100 Fund	2,939,037	212,294	Curian Tactical Advantage 75 Fund	3,493,750	1,015,092
CG - Growth Fund	7,783,696	884,121	Curian/Aberdeen Latin America Fund	158,658	24,170
CG - Institutional Alt 65 Fund	2,150,047	1,384,191	Curian/American Funds Global Growth Fund	1,696,649	104,247
CG - Interest Rate Opportunities Fund	2,302,782	986,214	Curian/American Funds Growth Fund	5,007,128	922,035
CG - International Conservative Fund	190,333	7,490	Curian/AQR Risk Parity Fund	1,414,334	389,089
CG - International Growth Fund	259,837	73,166	Curian/Ashmore Emerging Market Small Cap Equity Fund	208,914	96,345
CG - International Moderate Fund	680,967	339,685	Curian/Baring International Fixed Income Fund	593,605	308,533
CG - Maximum Growth Fund	3,076,463	1,378,861	Curian/BlackRock Global Long Short Credit Fund	2,274,099	841,231
CG - Moderate Fund	15,870,942	1,593,664	Curian/CenterSquare International Real Estate Securities Fund	393,468	87,139
CG - Moderate Growth Fund	17,474,416	3,333,987	Curian/DFA U.S. Micro Cap Fund	2,065,338	486,087
CG - Multi-Strategy Income Fund	1,348,985	404,627	Curian/DoubleLine Total Return Fund	9,239,525	1,176,110
CG - Real Assets Fund	194,711	86,375	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	660,111	59,509
CG - Tactical Maximum Growth Fund	2,658,167	1,143,388	Curian/Epoch Global Shareholder Yield Fund	1,507,973	589,858
CG - Tactical Moderate Growth Fund	6,334,853	1,037,495	Curian/FAMCO Flex Core Covered Call Fund	4,680,071	1,219,081
Curian Dynamic Risk Advantage – Diversified Fund	3,085,253	2,688,028	Curian/Franklin Templeton Frontier Markets Fund	660,765	94,096
Curian Dynamic Risk Advantage – Growth Fund	1,459,705	282,534	Curian/Franklin Templeton Natural Resources Fund	1,636,022	563,980

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 5 – Purchases and Sales of Investments (continued)

Curian Variable Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
Curian/Lazard International Strategic Equity Fund	$665,769	$35,628	Curian/Schroder Emerging Europe Fund	$348,105	$6,126
Curian/Neuberger Berman Currency Fund	317,985	216,195	Curian/T. Rowe Price Capital Appreciation Fund	3,310,453	386,552
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	151,409	4,342	Curian/The Boston Company Equity Income Fund	2,137,467	503,552
Curian/Nicholas Convertible Arbitrage Fund	3,941,600	992,958	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund*	102,515	1,740,514
Curian/PIMCO Credit Income Fund	1,791,383	429,767	Curian/UBS Global Long Short Fixed Income Opportunities Fund	862,722	216,865
Curian/PineBridge Merger Arbitrage Fund	1,678,926	1,219,872	Curian/Van Eck International Gold Fund	1,614,406	698,451

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds
					from Sales
JNL Disciplined Growth Fund	$21,944,532	$6,895,116	JNL/Eastspring Investments Asia ex-Japan Fund	$4,341,299	$2,892,868
JNL Disciplined Moderate Fund	22,722,645	11,495,838	JNL/Eastspring Investments China-India Fund	15,094,186	11,011,110
JNL Disciplined Moderate Growth Fund	28,849,653	13,109,817	JNL/Franklin Templeton Founding Strategy Fund	24,329,738	18,483,045
JNL Institutional Alt 20 Fund	23,061,437	13,396,173	JNL/Franklin Templeton Global Growth Fund	10,522,090	6,061,953
JNL Institutional Alt 35 Fund	19,766,386	16,987,094	JNL/Franklin Templeton Global Multisector Bond Fund	20,621,638	7,588,485
JNL Institutional Alt 50 Fund	29,999,306	19,354,286	JNL/Franklin Templeton Income Fund	69,454,139	29,890,752
JNL Institutional Alt 65 Fund	1,300,211	4,107,199	JNL/Franklin Templeton International Small Cap Growth Fund	12,346,416	3,994,366
JNL/AllianceBernstein Dynamic Asset Allocation Fund	1,596,145	13,164	JNL/Franklin Templeton Mutual Shares Fund	13,392,724	9,628,719
JNL/American Funds Balanced Allocation Fund	21,795,046	5,137,587	JNL/Franklin Templeton Small Cap Value Fund	22,893,561	7,610,292
JNL/American Funds Blue Chip Income and Growth Fund	60,276,346	13,884,854	JNL/Goldman Sachs Core Plus Bond Fund	21,550,682	8,129,111
JNL/American Funds Global Bond Fund	12,945,690	8,644,820	JNL/Goldman Sachs Emerging Markets Debt Fund	2,507,890	3,495,150
JNL/American Funds Global Small Capitalization Fund	8,231,528	5,063,327	JNL/Goldman Sachs Mid Cap Value Fund	33,131,910	8,509,812
JNL/American Funds Growth Allocation Fund	16,411,545	2,631,790	JNL/Goldman Sachs U.S. Equity Flex Fund	22,184,329	2,819,771
JNL/American Funds Growth-Income Fund	53,004,128	15,650,602	JNL/Invesco Global Real Estate Fund	38,311,146	24,214,534
JNL/American Funds International Fund	14,614,047	5,093,332	JNL/Invesco International Growth Fund	19,086,773	8,322,107
JNL/American Funds New World Fund	13,902,788	4,962,617	JNL/Invesco Large Cap Growth Fund	20,040,311	7,488,258
JNL/AQR Managed Futures Strategy Fund	2,909,350	1,474,958	JNL/Invesco Mid Cap Value Fund	5,650,101	4,891,158
JNL/BlackRock Commodity Securities Strategy Fund	16,694,916	11,919,626	JNL/Invesco Small Cap Growth Fund	29,091,141	9,395,828
JNL/BlackRock Global Allocation Fund	109,194,836	70,787,081	JNL/Ivy Asset Strategy Fund	89,912,240	73,664,322
JNL/BlackRock Large Cap Select Growth Fund	13,906,319	7,141,668	JNL/JPMorgan International Value Fund	11,034,248	6,734,212
JNL/Boston Partners Global Long Short Equity Fund	273,990	301	JNL/JPMorgan MidCap Growth Fund	30,287,765	11,328,654
JNL/Brookfield Global Infrastructure and MLP Fund	69,789,906	29,494,111	JNL/JPMorgan U.S. Government & Quality Bond Fund	25,488,455	22,012,522
JNL/Capital Guardian Global Balanced Fund	3,745,295	4,969,922	JNL/Lazard Emerging Markets Fund	5,922,374	8,223,660
JNL/Capital Guardian Global Diversified Research Fund	1,963,089	2,389,135	JNL/M&G Global Basics Fund*	121,059	3,923,750
JNL/DFA U.S. Core Equity Fund	14,055,167	4,261,100	JNL/MC 10 x 10 Fund	9,651,476	8,889,480
JNL/Eagle SmallCap Equity Fund	28,301,902	21,785,259	JNL/MC Bond Index Fund	16,969,361	9,080,196

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	$4,387,200	$1,548,888	JNL/PPM America Value Equity Fund	$3,001,534	$1,585,920
JNL/MC Emerging Markets Index Fund	32,878,201	20,138,211	JNL/Red Rocks Listed Private Equity Fund	10,486,024	5,449,206
JNL/MC European 30 Fund	40,633,283	30,457,529	JNL/S&P 4 Fund	201,534,741	78,501,691
JNL/MC Global Alpha Fund	819,195	627,450	JNL/S&P Competitive Advantage Fund	27,553,659	16,421,351
JNL/MC Index 5 Fund	18,393,359	13,398,378	JNL/S&P Dividend Income & Growth Fund	76,014,152	32,689,223
JNL/MC International Index Fund	30,436,641	12,076,286	JNL/S&P International 5 Fund	142,129	238
JNL/MC Pacific Rim 30 Fund	7,986,293	5,222,997	JNL/S&P Intrinsic Value Fund	41,624,211	20,040,708
JNL/MC S&P 400 MidCap Index Fund	44,337,874	30,140,600	JNL/S&P Managed Aggressive Growth Fund	96,126,688	85,240,348
JNL/MC S&P 500 Index Fund	105,025,538	73,132,037	JNL/S&P Managed Conservative Fund	34,687,027	34,676,097
JNL/MC Small Cap Index Fund	26,233,394	26,721,432	JNL/S&P Managed Growth Fund	79,179,919	46,301,626
JNL/MC Utilities Sector Fund	3,199,568	681,667	JNL/S&P Managed Moderate Fund	68,636,540	47,361,719
JNL/MMRS Conservative Fund	1,818,408	16,539	JNL/S&P Managed Moderate Growth Fund	104,734,352	64,080,739
JNL/MMRS Growth Fund	167,752	957	JNL/S&P Mid 3 Fund	3,726,405	468,972
JNL/MMRS Moderate Fund	675,729	4,158	JNL/S&P Total Yield Fund	24,594,442	8,314,703
JNL/Morgan Stanley Mid Cap Growth Fund	5,092,766	1,720,819	JNL/Scout Unconstrained Bond Fund	1,822,522	24,121
JNL/Neuberger Berman Strategic Income Fund	25,685,891	5,841,595	JNL/T. Rowe Price Established Growth Fund	57,764,864	38,091,351
JNL/Oppenheimer Global Growth Fund	20,202,081	10,725,916	JNL/T. Rowe Price Mid-Cap Growth Fund	49,400,219	22,609,567
JNL/PIMCO Real Return Fund	21,899,216	21,958,903	JNL/T. Rowe Price Short-Term Bond Fund	30,178,148	27,320,358
JNL/PIMCO Total Return Bond Fund	61,300,564	68,642,511	JNL/T. Rowe Price Value Fund	38,789,596	19,356,457
JNL/PPM America Floating Rate Income Fund	48,134,660	23,338,990	JNL/WMC Balanced Fund	92,210,406	31,288,159
JNL/PPM America High Yield Bond Fund	57,421,198	31,237,495	JNL/WMC Money Market Fund	151,644,620	142,639,639
JNL/PPM America Mid Cap Value Fund	9,588,025	3,570,252	JNL/WMC Value Fund	11,828,158	10,834,520
JNL/PPM America Small Cap Value Fund	7,089,064	2,388,118

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC 25 Fund	$17,216,381	$20,111,599	JNL/MC Nasdaq 25 Fund	$34,458,044	$12,531,085
JNL/MC Communications Sector Fund	6,135,640	3,710,016	JNL/MC NYSE International 25 Fund**	2,044,725	9,266,316
JNL/MC Consumer Brands Sector Fund	13,826,383	12,062,196	JNL/MC Oil & Gas Sector Fund	40,938,590	20,638,059
JNL/MC Financial Sector Fund	20,940,686	18,007,714	JNL/MC S&P 24 Fund	3,114,481	1,510,556
JNL/MC Healthcare Sector Fund	70,097,646	21,354,623	JNL/MC S&P SMid 60 Fund	11,824,731	5,032,349
JNL/MC JNL 5 Fund	35,067,705	68,262,833	JNL/MC Technology Sector Fund	36,601,014	19,099,256
JNL/MC JNL Optimized 5 Fund	6,624,846	9,881,067	JNL/MC Value Line 30 Fund	22,924,963	17,783,170

*No longer available as of April 28, 2014.
**No longer available as of September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 6 – Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2014, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment

 Division data.  Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	CG - Alt 100 Conservative Fund(c)		CG - Alt 100 Growth Fund(c)		CG - Alt 100 Moderate Fund(a)		CG - Conservative Fund(a)		CG - Equity 100 Fund(b)		CG - Equity Income Fund(a)		CG - Fixed Income 100 Fund(b)		CG - Growth Fund(c)		CG - Institutional Alt 65 Fund(a)		CG - Interest Rate Opportunities Fund(c)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$9.928452		$10.188288		$10.481547		$10.712578		$13.365617		$12.833553		$9.761060		$11.159017		$11.220893		$9.737747
Total Return *	0.12%		0.93%		1.00%		2.43%		3.53%		7.27%		0.87%		2.87%		1.32%		-0.20%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$9.916105		$10.094605		$10.377480		$10.458925		$12.909400		$11.964056		$9.676550		$10.848084		$11.074650		$9.757431
Total Return *	-0.43	%***	-0.08	%***	2.59%		-0.40%		25.57%		15.34%		-3.63%		8.34	%***	7.28%		-1.24	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.115590		$10.501299		$10.280677		$10.372682		$10.041492		n/a		$10.323284		n/a
Total Return *	n/a		n/a		3.27	%***	4.19	%***	3.38	%***	6.99	%***	-0.11	%***	n/a		4.12	%***	n/a
Ratio of Expenses **	n/a		n/a		1.25%		1.25%		1.25%		1.25%		1.25%		n/a		1.25%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund(c)		CG - Alt 100 Growth Fund(c)		CG - Alt 100 Moderate Fund(a)		CG - Conservative Fund(a)		CG - Equity 100 Fund(b)		CG - Equity Income Fund(a)		CG - Fixed Income 100 Fund(b)		CG - Growth Fund(c)		CG - Institutional Alt 65 Fund(a)		CG - Interest Rate Opportunities Fund(c)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$9.970075		$10.231005		$10.603680		$10.790432		$13.489297		$12.926972		$9.851465		$11.234131		$11.302511		$9.778611
Total Return *	0.38%		1.18%		1.41%		2.68%		-1.55	%***	7.54%		-2.82	%***	-0.37	%***	1.57%		0.05%
Ratio of Expenses **	1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		0.85%		1.00%		1.00%

Period ended December 31, 2013

Unit Value	$9.932810		$10.111625		$10.456496		$10.508634		$12.951487		$12.021064		$9.708256		$10.866519		$11.127362		$9.773907
Total Return *	-0.85	%***	0.36	%***	0.32	%***	-0.15%		25.88%		15.63%		-3.39%		6.27	%***	7.55%		-2.30	%***
Ratio of Expenses **	1.00%		1.00%		0.85%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.138417		$10.524862		$10.288426		$10.396091		$10.049233		n/a		$10.346523		n/a
Total Return *	n/a		n/a		2.29	%***	1.45	%***	6.81	%***	3.77	%***	0.31	%***	n/a		5.79	%***	n/a
Ratio of Expenses **	n/a		n/a		1.00%		1.00%		1.00%		1.00%		1.00%		n/a		1.00%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund(c)	CG - Alt 100 Growth Fund(c)	CG - Alt 100 Moderate Fund(a)	CG - Conservative Fund(a)	CG - Equity 100 Fund(b)	CG - Equity Income Fund(a)	CG - Fixed Income 100 Fund(b)	CG - Growth Fund(c)	CG - Institutional Alt 65 Fund(a)	CG - Interest Rate Opportunities Fund(c)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$2,138	$3,864	$19,386	$7,768	$5,110	$8,031	$3,928	$10,217	$5,861	$3,670
Units Outstanding (in thousands)	215	378	1,840	722	380	622	401	912	520	376
Investment Income Ratio *	0.61%	0.76%	1.12%	0.94%	0.73%	4.70%	1.84%	0.48%	0.86%	1.59%

Period ended December 31, 2013

Net Assets (in thousands)	$660	$1,441	$15,147	$2,981	$2,259	$3,575	$1,251	$3,163	$5,098	$2,397
Units Outstanding (in thousands)	66	143	1,455	284	175	298	129	291	459	245
Investment Income Ratio *	0.00%	0.00%	0.03%	0.85%	0.09%	0.51%	0.47%	0.00%	0.17%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	$6,324	$797	$292	$1,463	$278	n/a	$2,615	n/a
Units Outstanding (in thousands)	n/a	n/a	624	76	28	141	28	n/a	253	n/a
Investment Income Ratio *	n/a	n/a	0.00%	0.00%	0.00%	0.00%	0.00%	n/a	0.00%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Conservative Fund(b)		CG - International Growth Fund(b)		CG - International Moderate Fund(b)		CG - Maximum Growth Fund(a)		CG - Moderate Fund(a)		CG - Moderate Growth Fund(a)		CG - Multi-Strategy Income Fund(b)		CG - Real Assets Fund(b)		CG - Tactical Maximum Growth Fund(a)		CG - Tactical Moderate Growth Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$9.411280		$9.654782		$9.488765		$12.397100		$11.811623		$11.816086		$9.712030		$9.534581		$11.845421		$11.728244
Total Return *	-3.25%		-4.45%		-4.41%		2.97%		2.42%		2.82%		0.66%		-2.88%		2.49%		3.14%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$9.727060		$10.104903		$9.926070		$12.040105		$11.532356		$11.492095		$9.648368		$9.816898		$11.557453		$11.371312
Total Return *	0.64	%***	5.32	%***	-0.59	%***	17.30%		10.76%		10.37%		-2.56	%***	-0.95	%***	13.92%		11.22%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	n/a		n/a		n/a		$10.263934		$10.412254		$10.412243		n/a		n/a		$10.145070		$10.224384
Total Return *	n/a		n/a		n/a		2.16	%***	3.86	%***	3.08	%***	n/a		n/a		0.44	%***	2.23	%***
Ratio of Expenses **	n/a		n/a		n/a		1.25%		1.25%		1.25%		n/a		n/a		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Conservative Fund(b)		CG - International Growth Fund(b)		CG - International Moderate Fund(b)		CG - Maximum Growth Fund(a)		CG - Moderate Fund(a)		CG - Moderate Growth Fund(a)		CG - Multi-Strategy Income Fund(b)		CG - Real Assets Fund(b)		CG - Tactical Maximum Growth Fund(a)		CG - Tactical Moderate Growth Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$9.451735		$9.694882		$9.528454		$12.541512		$11.897511		$11.953766		$9.752778		$9.574612		$11.983670		$11.864871
Total Return *	-3.00%		-4.22%		-4.17%		-0.50	%***	2.68%		3.23%		0.91%		-2.63%		2.90%		0.82	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		1.00%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$9.744467		$10.121536		$9.942700		$12.097419		$11.587209		$11.579589		$9.664656		$9.833497		$11.645665		$11.425453
Total Return *	1.00	%***	3.58	%***	-0.62	%***	17.60%		11.03%		7.19	%***	-3.10	%***	-0.07	%***	5.83	%***	11.50%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		0.85%		1.00%		1.00%		0.85%		1.00%

Period ended December 31, 2012

Unit Value	n/a		n/a		n/a		$10.287058		$10.435657		$10.435693		n/a		n/a		$10.168140		$10.247414
Total Return *	n/a		n/a		n/a		0.28	%***	0.76	%***	3.72	%***	n/a		n/a		5.54	%***	2.21	%***
Ratio of Expenses **	n/a		n/a		n/a		1.00%		1.00%		1.00%		n/a		n/a		1.00%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Conservative Fund(b)	CG - International Growth Fund(b)	CG - International Moderate Fund(b)	CG - Maximum Growth Fund(a)	CG - Moderate Fund(a)	CG - Moderate Growth Fund(a)	CG - Multi-Strategy Income Fund(b)	CG - Real Assets Fund(b)	CG - Tactical Maximum Growth Fund(a)	CG - Tactical Moderate Growth Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$264	$347	$736	$5,967	$23,663	$27,429	$2,063	$370	$6,462	$13,390
Units Outstanding (in thousands)	28	36	77	478	1,992	2,308	212	39	542	1,136
Investment Income Ratio *	0.95%	0.81%	0.94%	0.63%	0.92%	0.73%	1.49%	1.01%	0.53%	0.97%

Period ended December 31, 2013

Net Assets (in thousands)	$92	$182	$431	$4,287	$9,543	$13,172	$1,125	$284	$4,985	$8,302
Units Outstanding (in thousands)	9	18	43	355	825	1,142	117	29	429	728
Investment Income Ratio *	0.00%	0.00%	0.00%	0.19%	0.48%	0.17%	0.00%	0.00%	0.00%	0.34%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$890	$2,455	$4,377	n/a	n/a	$1,446	$4,623
Units Outstanding (in thousands)	n/a	n/a	n/a	87	235	420	n/a	n/a	142	452
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)		Curian Dynamic Risk Advantage - Growth Fund(a)		Curian Dynamic Risk Advantage - Income Fund(a)		Curian Focused International Equity Fund(c)		Curian Focused U.S. Equity Fund(c)		Curian Long Short Credit Fund(b)		Curian Tactical Advantage 35 Fund(a)		Curian Tactical Advantage 60 Fund(a)		Curian Tactical Advantage 75 Fund(a)		Curian/Aberdeen Latin America Fund(b)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$10.461171		$8.968683		$10.972007		$10.254878		$11.174001		$9.816721		$11.165416		$12.072143		$12.696714		$6.895913
Total Return *	3.86%		-5.40%		6.82%		-2.17%		2.23%		-2.66%		2.74%		3.23%		3.26%		-16.52%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$10.072245		$9.481123		$10.271797		$10.481868		$10.930253		$10.084773		$10.868066		$11.694231		$12.295748		$8.260099
Total Return *	0.83%		0.51%		0.17%		6.50	%***	9.47	%***	3.04	%***	5.27%		12.29%		17.00%		-0.47	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	$9.989137		$9.433310		$10.254443		n/a		n/a		n/a		$10.323518		$10.413985		$10.508894		n/a
Total Return *	0.39	%***	-4.51	%***	2.45	%***	n/a		n/a		n/a		5.41	%***	2.70	%***	5.47	%***	n/a
Ratio of Expenses **	1.25%		1.25%		1.25%		n/a		n/a		n/a		1.25%		1.25%		1.25%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)		Curian Dynamic Risk Advantage - Growth Fund(a)		Curian Dynamic Risk Advantage - Income Fund(a)		Curian Focused International Equity Fund(c)		Curian Focused U.S. Equity Fund(c)		Curian Long Short Credit Fund(b)		Curian Tactical Advantage 35 Fund(a)		Curian Tactical Advantage 60 Fund(a)		Curian Tactical Advantage 75 Fund(a)		Curian/Aberdeen Latin America Fund(b)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$10.537281		$9.034124		$11.051832		$10.307884		$11.210045		$9.882596		$11.246631		$12.212727		$12.844628		$6.924670
Total Return *	4.12%		-5.17%		7.08%		-1.46	%***	2.49%		-2.27%		2.99%		3.65%		0.46	%***	-16.31%
Ratio of Expenses **	1.00%		1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		0.85%		1.00%

Period ended December 31, 2013

Unit Value	$10.120201		$9.526462		$10.320692		$10.490219		$10.938148		$10.111911		$10.919785		$11.783178		$12.354317		$8.273825
Total Return *	1.08%		0.76%		0.42%		2.57	%***	9.74	%***	1.41	%***	5.54%		9.33	%***	17.30%		-6.50	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		1.00%

Period ended December 31, 2012

Unit Value	$10.011633		$9.454752		$10.277535		n/a		n/a		n/a		$10.346749		$10.437409		$10.532592		n/a
Total Return *	-0.15	%***	-5.60	%***	5.00	%***	n/a		n/a		n/a		3.79	%***	5.42	%***	0.75	%***	n/a
Ratio of Expenses **	1.00%		1.00%		1.00%		n/a		n/a		n/a		1.00%		1.00%		1.00%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)	Curian Dynamic Risk Advantage - Growth Fund(a)	Curian Dynamic Risk Advantage - Income Fund(a)	Curian Focused International Equity Fund(c)	Curian Focused U.S. Equity Fund(c)	Curian Long Short Credit Fund(b)	Curian Tactical Advantage 35 Fund(a)	Curian Tactical Advantage 60 Fund(a)	Curian Tactical Advantage 75 Fund(a)	Curian/Aberdeen Latin America Fund(b)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$9,474	$3,072	$7,654	$486	$624	$476	$5,385	$10,651	$6,827	$157
Units Outstanding (in thousands)	901	341	694	47	56	48	480	876	534	23
Investment Income Ratio *	0.00%	0.00%	1.90%	0.00%	0.03%	1.97%	0.82%	0.74%	0.80%	1.80%

Period ended December 31, 2013

Net Assets (in thousands)	$8,624	$2,030	$7,950	$23	$135	$257	$4,758	$7,820	$4,407	$56
Units Outstanding (in thousands)	853	213	771	2	12	25	437	666	357	7
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.35%

Period ended December 31, 2012

Net Assets (in thousands)	$2,515	$941	$2,504	n/a	n/a	n/a	$1,394	$1,451	$801	n/a
Units Outstanding (in thousands)	251	100	244	n/a	n/a	n/a	135	139	76	n/a
Investment Income Ratio *	0.00%	0.00%	2.72%	n/a	n/a	n/a	2.89%	2.05%	1.53%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ American Funds Global Growth Fund(d)		Curian/ American Funds Growth Fund(a)		Curian/ AQR Risk Parity Fund(d)		Curian/Ashmore Emerging Market Small Cap Equity Fund(c)		Curian/ Baring International Fixed Income Fund(c)		Curian/ Black Rock Global Long Short Credit Fund(c)		Curian/ CenterSquare International Real Estate Securities Fund(c)		Curian/ DFA U.S. Micro Cap Fund(b)		Curian/ DoubleLine Total Return Fund(d)		Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$11.046631		$14.397508		$10.686224		$9.214531		$9.180556		$10.008388		$9.215972		$14.398510		$10.478404		$9.763528
Total Return *	0.79%		6.64%		6.61%		-10.67%		-3.80%		-0.07%		-0.46%		0.78%		5.17%		3.43%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$10.960114		$13.500798		$10.023693		$10.314624		$9.543470		$10.015287		$9.258230		$14.286772		$9.963773		$9.440133
Total Return *	4.41	%***	27.84%		-1.51	%***	13.62	%***	-1.45	%***	0.31	%***	-1.76	%***	41.85%		-0.80	%***	-5.90	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	n/a		$10.560607		n/a		n/a		n/a		n/a		n/a		$10.071412		n/a		n/a
Total Return *	n/a		2.78	%***	n/a		n/a		n/a		n/a		n/a		3.58	%***	n/a		n/a
Ratio of Expenses **	n/a		1.25%		n/a		n/a		n/a		n/a		n/a		1.25%		n/a		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ American Funds Global Growth Fund(d)		Curian/ American Funds Growth Fund(a)		Curian/ AQR Risk Parity Fund(d)		Curian/ Ashmore Emerging Market Small Cap Equity Fund(c)		Curian/ Baring International Fixed Income Fund(c)		Curian/ BlackRock Global Long Short Credit Fund(c)		Curian/Center Square International Real Estate Securities Fund(c)		Curian/ DFA U.S. Micro Cap Fund(b)		Curian/ DoubleLine Total Return Fund(d)		Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$11.103859		$14.565207		$10.720593		$9.253182		$9.242413		$10.075604		$9.254533		$14.531633		$10.532614		$9.804489
Total Return *	1.99	%***	7.07%		6.88%		-10.44%		-7.07	%***	-1.18	%***	-0.21%		7.80	%***	5.59%		3.68%
Ratio of Expenses **	0.85%		0.85%		1.00%		1.00%		0.85%		0.85%		1.00%		0.85%		0.85%		1.00%

Period ended December 31, 2013

Unit Value	$10.968059		$13.603532		$10.030855		$10.332040		$9.559820		$10.032095		$9.273734		$14.333220		$9.975345		$9.456052
Total Return *	8.41	%***	10.03	%***	-2.10	%***	11.53	%***	-0.67	%***	0.54	%***	-0.43	%***	42.21%		-1.62	%***	-1.55	%***
Ratio of Expenses **	1.00%		0.85%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		0.85%		1.00%

Period ended December 31, 2012

Unit Value	n/a		$10.584333		n/a		n/a		n/a		n/a		n/a		$10.079057		n/a		n/a
Total Return *	n/a		7.76	%***	n/a		n/a		n/a		n/a		n/a		6.20	%***	n/a		n/a
Ratio of Expenses **	n/a		1.00%		n/a		n/a		n/a		n/a		n/a		1.00%		n/a		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ American Funds Global Growth Fund(d)	Curian/American Funds Growth Fund(a)	Curian/AQR Risk Parity Fund(d)	Curian/Ashmore Emerging Market Small Cap Equity Fund(c)	Curian/Baring International Fixed Income Fund(c)	Curian/BlackRock Global Long Short Credit Fund(c)	Curian/ CenterSquare International Real Estate Securities Fund(c)	Curian/DFA U.S. Micro Cap Fund(b)	Curian/DoubleLine Total Return Fund(d)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$1,914	$7,896	$1,064	$246	$414	$2,205	$383	$2,493	$8,702	$904
Units Outstanding (in thousands)	173	545	99	27	45	220	41	172	829	92
Investment Income Ratio *	0.23%	0.29%	0.00%	0.02%	0.01%	0.00%	4.64%	0.00%	0.53%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$290	$3,384	$70	$160	$145	$775	$96	$1,029	$463	$268
Units Outstanding (in thousands)	26	250	7	16	15	77	10	72	46	28
Investment Income Ratio *	0.00%	0.19%	0.00%	0.04%	1.14%	0.00%	2.87%	1.03%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$445	n/a	n/a	n/a	n/a	n/a	$14	n/a	n/a
Units Outstanding (in thousands)	n/a	42	n/a	n/a	n/a	n/a	n/a	1	n/a	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	n/a	n/a	n/a	0.00%	n/a	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ Epoch Global Shareholder Yield Fund(a)		Curian/ FAMCO Flex Core Covered Call Fund(a)		Curian/ Franklin Templeton Frontier Markets Fund(b)		Curian/ Franklin Templeton Natural Resources Fund(a)		Curian/ Lazard International Strategic Equity Fund(c)		Curian/ Neuberger Berman Currency Fund(b)		Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund(d)		Curian/ Nicholas Convertible Arbitrage Fund(a)		Curian/ PIMCO Credit Income Fund(a)		Curian/ PineBridge Merger Arbitrage Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$13.515080		$12.166246		$10.210125		$7.370542		$11.198173		$9.949288		$7.675001		$10.116375		$10.884006		$9.683597
Total Return *	4.74%		7.49%		-16.03%		-21.58%		-2.65%		2.08%		-22.03	%***	-2.30%		6.28%		-1.83%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$12.903844		$11.319004		$12.159633		$9.399200		$11.502659		$9.746259		n/a		$10.354499		$10.241175		$9.864185
Total Return *	19.27	%***	11.31%		8.67	%***	7.30%		15.57	%***	-3.13%		n/a		2.06%		-2.92%		-1.03%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		n/a		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	$10.609000		$10.169153		$10.408022		$8.760110		n/a		$10.061422		n/a		$10.145372		$10.549023		$9.966882
Total Return *	1.28	%***	0.34	%***	1.64	%***	-3.74	%***	n/a		0.77	%***	n/a		1.88	%***	4.88	%***	-0.02	%***
Ratio of Expenses **	1.10%		1.25%		1.00%		1.25%		n/a		1.25%		n/a		1.25%		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ Epoch Global Shareholder Yield Fund(a)		Curian/ FAMCO Flex Core Covered Call Fund(a)		Curian/ Franklin Templeton Frontier Markets Fund(b)		Curian/ Franklin Templeton Natural Resources Fund(a)		Curian/ Lazard International Strategic Equity Fund(c)		Curian/ Neuberger Berman Currency Fund(b)		Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund(d)		Curian/ Nicholas Convertible Arbitrage Fund(a)		Curian/ PIMCO Credit Income Fund(a)		Curian/ PineBridge Merger Arbitrage Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$13.672846		$12.308118		$10.304910		$7.456395		$11.245149		$10.006806		$7.687721		$10.234637		$11.010872		$9.797186
Total Return *	-2.03	%***	7.92%		-19.04	%***	-21.27%		-2.40%		2.34%		-22.75	%***	-1.91%		6.70%		-1.44%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		1.00%		1.00%		1.00%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$12.965454		$11.405273		$12.200676		$9.470733		$11.522068		$9.778111		n/a		$10.433734		$10.319164		$9.940048
Total Return *	22.10%		3.60	%***	17.22%		7.73%		22.24	%***	-2.89%		n/a		2.47%		-0.55	%***	-0.63%
Ratio of Expenses **	1.00%		0.85%		1.00%		0.85%		1.00%		1.00%		n/a		0.85%		0.85%		0.85%

Period ended December 31, 2012

Unit Value	$10.618625		$10.191700		$10.408022		$8.791537		n/a		$10.069089		n/a		$10.182201		$10.572784		$10.003438
Total Return *	1.47	%***	-1.03	%***	0.86	%***	14.55	%***	n/a		-0.70	%***	n/a		3.40	%***	3.46	%***	0.26	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		0.85%		n/a		1.00%		n/a		0.85%		1.00%		0.85%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ Epoch Global Shareholder Yield Fund(a)	Curian/ FAMCO Flex Core Covered Call Fund(a)	Curian/ Franklin Templeton Frontier Markets Fund(b)	Curian/ Franklin Templeton Natural Resources Fund(a)	Curian/ Lazard International Strategic Equity Fund(c)	Curian/ Neuberger Berman Currency Fund(b)	Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund(d)	Curian/ Nicholas Convertible Arbitrage Fund(a)	Curian/ PIMCO Credit Income Fund(a)	Curian/ PineBridge Merger Arbitrage Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$2,947	$8,762	$756	$1,577	$892	$744	$126	$6,133	$2,599	$4,822
Units Outstanding (in thousands)	217	716	74	213	79	74	16	603	237	495
Investment Income Ratio *	0.00%	0.03%	4.55%	0.00%	0.00%	0.00%	0.00%	0.94%	0.06%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$1,954	$4,697	$394	$1,284	$278	$622	n/a	$3,463	$1,124	$4,389
Units Outstanding (in thousands)	151	413	32	136	24	64	n/a	333	109	443
Investment Income Ratio *	5.38%	2.12%	0.00%	0.00%	0.00%	1.42%	n/a	0.01%	1.99%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$141	$1,104	$1	$474	n/a	$184	n/a	$1,101	$640	$2,266
Units Outstanding (in thousands)	13	108	0	54	n/a	18	n/a	108	61	227
Investment Income Ratio *	4.29%	2.91%	0.00%	1.42%	n/a	0.00%	n/a	0.00%	1.92%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Schroder Emerging Europe Fund(c)		Curian/T. Rowe Price Capital Appreciation Fund(d)		Curian/The Boston Company Equity Income Fund(a)		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)(e)		Curian/UBS Global Long Short Fixed Income Opportunities Fund(c)		Curian/Van Eck International Gold Fund(b)		JNL Disciplined Growth Fund		JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$7.414266		$11.592746		$15.899410		$9.206394		$9.322837		$4.286291		$10.790542		$11.883565	$11.616939	$15.663060
Total Return *	-28.13%		10.34%		9.69%		-6.47%		-5.61%		-7.30%		2.33%		2.68%	2.51%	-0.37%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		2.56%		2.57%	2.46%	2.56%

Period ended December 31, 2013

Unit Value	$10.316902		$10.506294		$14.494422		$9.843370		$9.876413		$4.623618		$10.545024		$11.573814	$11.332690	$15.720968
Total Return *	5.02	%***	5.33	%***	35.12%		-2.12%		-1.95	%***	-48.54%		20.92%		14.14%	19.70%	11.00%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		2.56%		2.57%	2.46%	2.56%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.727021		$10.056181		n/a		$8.985544		$8.720397		$10.140190	$9.467785	$14.163042
Total Return *	n/a		n/a		11.78	%***	-1.87	%***	n/a		-15.10	%***	11.68%		10.42%	11.43%	6.71	%***
Ratio of Expenses **	n/a		n/a		1.25%		1.25%		n/a		1.25%		2.56%		2.57%	2.46%	2.56%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$7.808324		$9.183228	$8.496595	$13.107121
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		5.91	%***	-1.83%	-3.27%	-4.94%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		2.56%		2.57%	2.46%	2.47%

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$8.303223		$9.354633	$8.783516	$13.787812
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		10.00%		8.28%	10.54%	6.99	%***
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		2.46%		2.57%	2.46%	2.47%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.
(e)
The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.  Unit values disclosed are as of April 25, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Schroder Emerging Europe Fund(c)		Curian/T. Rowe Price Capital Appreciation Fund(d)		Curian/The Boston Company Equity Income Fund(a)		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)(e)		Curian/UBS Global Long Short Fixed Income Opportunities Fund(c)		Curian/Van Eck International Gold Fund(b)		JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund		JNL Disciplined Moderate Growth Fund		JNL Institutional Alt 20 Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$7.444885		$11.652775		$16.015559		$9.675988		$9.385503		$4.325990		$12.265779	$13.517452		$13.099668		$16.934824
Total Return *	-27.96%		10.78%		9.97%		-2.44%		-1.99	%***	-6.92%		3.99%	4.35%		4.07%		0.99%
Ratio of Expenses **	1.00%		0.85%		1.00%		0.85%		0.85%		0.85%		0.95%	0.95%		0.95%		1.20%

Period ended December 31, 2013

Unit Value	$10.333666		$10.518513		$14.563853		$9.918414		$9.893089		$4.647816		$11.795248	$12.953616		$12.587668		$16.768105
Total Return *	-4.74	%***	2.62	%***	35.46%		-1.72%		-1.05	%***	-20.24	%***	22.89%	16.00%		21.52%		12.52%
Ratio of Expenses **	1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		0.95%	0.95%		0.95%		1.20%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.751499		$10.092394		n/a		$8.992422		$9.598504	$11.166780		$10.358582		$14.902370
Total Return *	n/a		n/a		15.43	%***	-0.44	%***	n/a		-12.71	%***	13.50%	12.23%		13.13%		9.82%
Ratio of Expenses **	n/a		n/a		1.00%		0.85%		n/a		1.00%		0.95%	0.95%		0.95%		1.20%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$8.456944	$9.949985		$9.156359		$13.570222
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-4.05%	-0.23	%***	-1.80	%***	-3.73%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		0.95%	0.95%		0.95%		1.20%

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$8.814252	$9.802583		$9.177843		$14.095348
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		11.67%	9.61%		11.77%		11.71%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		0.95%	1.35%		1.35%		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.
(e)
The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.  Unit values disclosed are as of April 25, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Schroder Emerging Europe Fund(c)	Curian/T. Rowe Price Capital Appreciation Fund(d)	Curian/The Boston Company Equity Income Fund(a)	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)(e)	Curian/UBS Global Long Short Fixed Income Opportunities Fund(c)	Curian/Van Eck International Gold Fund(b)	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$317	$3,540	$4,351	$-	$1,072	$1,326	$47,102	$79,706	$92,863	$83,313
Units Outstanding (in thousands)	43	305	272	-	115	308	4,024	6,188	7,431	5,013
Investment Income Ratio *	4.08%	1.16%	0.08%	0.00%	0.00%	0.30%	1.70%	2.22%	1.87%	1.81%

Period ended December 31, 2013

Net Assets (in thousands)	$59	$530	$2,481	$1,673	$469	$672	$32,238	$69,637	$78,307	$74,335
Units Outstanding (in thousands)	6	50	171	169	47	145	2,849	5,610	6,488	4,503
Investment Income Ratio *	2.21%	0.52%	1.71%	0.00%	0.00%	0.23%	1.02%	1.37%	1.19%	2.10%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	$258	$822	n/a	$182	$17,076	$49,738	$51,479	$57,285
Units Outstanding (in thousands)	n/a	n/a	24	82	n/a	20	1,847	4,626	5,144	3,894
Investment Income Ratio *	n/a	n/a	2.90%	0.00%	n/a	0.00%	1.18%	1.53%	1.44%	1.64%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$12,883	$35,387	$34,824	$38,069
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	1,572	3,672	3,912	2,833
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	1.18%	1.41%	1.10%	1.03%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$8,907	$23,777	$24,630	$22,417
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	1,036	2,449	2,703	1,601
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	1.35%	1.19%	1.28%	0.80%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.
(e)	The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund		JNL Institutional Alt 50 Fund		JNL Institutional Alt 65 Fund		JNL/ Alliance Bernstein Dynamic Asset Allocation Fund(c)		JNL/ American Funds Balanced Allocation Fund(b)		JNL/ American Funds Blue Chip Income and Growth Fund(a)		JNL/ American Funds Global Bond Fund(a)		JNL/ American Funds Global Small Capitalization Fund(a)		JNL/ American Funds Growth Allocation Fund(b)		JNL/ American Funds Growth-Income Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$16.134780		$15.997925		$16.317361		$10.190133		$11.769809		$15.802258		$9.930369		$12.238466		$12.309648		$15.589418
Total Return *	-0.57%		-0.71%		-0.93%		-1.31	%***	0.64	%***	12.20%		-1.63%		-0.77%		1.58%		7.51%
Ratio of Expenses **	2.46%		2.56%		2.56%		1.25%		2.32%		2.46%		2.81%		2.56%		2.42%		2.46%

Period ended December 31, 2013

Unit Value	$16.227927		$16.112535		$16.470486		n/a		$11.555447		$14.084479		$10.094860		$12.333247		$12.118027		$14.500602
Total Return *	9.72%		7.56%		6.73%		n/a		12.63%		29.21%		-5.64%		24.67%		17.97%		29.70%
Ratio of Expenses **	2.46%		2.56%		2.56%		n/a		2.31%		2.46%		2.81%		2.56%		2.42%		2.46%

Period ended December 31, 2012

Unit Value	$14.789750		$14.979408		$15.432167		n/a		$10.260003		$10.900227		$10.698246		$9.893015		$10.271827		$11.179782
Total Return *	8.62%		8.07%		8.14%		n/a		8.40	%***	10.67%		2.82%		10.28	%***	1.49	%***	14.07%
Ratio of Expenses **	2.46%		2.56%		2.56%		n/a		2.31%		2.46%		2.81%		2.56%		2.42%		2.46%

Period ended December 31, 2011

Unit Value	$13.616571		$13.861468		$14.270232		n/a		n/a		$9.849416		$10.404360		$8.623965		n/a		$9.800553
Total Return *	-8.03	%***	-7.05%		-7.82%		n/a		n/a		-3.64%		1.44%		-21.38%		n/a		-4.67%
Ratio of Expenses **	2.46%		2.56%		2.56%		n/a		n/a		2.46%		2.81%		2.46%		n/a		2.46%

Period ended December 31, 2010

Unit Value	$14.530009		$14.913342		$15.480283		n/a		n/a		$10.221876		$10.257107		$10.969575		n/a		$10.280893
Total Return *	13.85	%***	14.50	%***	15.60	%***	n/a		n/a		2.98	%***	-2.81	%***	1.76	%***	n/a		2.86	%***
Ratio of Expenses **	2.37%		2.56%		2.56%		n/a		n/a		2.46%		2.81%		2.46%		n/a		2.46%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund		JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund		JNL/ Alliance Bernstein Dynamic Asset Allocation Fund(c)		JNL/American Funds Balanced Allocation Fund(b)		JNL/ American Funds Blue Chip Income and Growth Fund(a)		JNL/ American Funds Global Bond Fund(a)		JNL/ American Funds Global Small Capitalization Fund(a)		JNL/ American Funds Growth Allocation Fund(b)		JNL/ American Funds Growth-Income Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$17.393606		$17.300850	$17.641612		$10.207381		$12.111004		$16.757992		$10.704602		$13.040099		$12.700410		$16.804671
Total Return *	-0.16	%***	0.65%	-0.74	%***	0.81	%***	2.36	%***	13.62%		-0.03%		0.59%		2.78%		9.25%
Ratio of Expenses **	1.15%		1.20%	1.20%		1.00%		1.25%		1.20%		1.20%		1.20%		1.25%		0.85%

Period ended December 31, 2013

Unit Value	$17.144008		$17.189416	$17.524884		n/a		$11.742381		$14.749397		$10.708113		$12.963556		$12.357278		$15.381271
Total Return *	8.33	%***	9.04%	8.13%		n/a		13.71%		30.85%		-4.11%		26.37%		14.79	%***	22.13	%***
Ratio of Expenses **	1.30%		1.20%	1.25%		n/a		1.35%		1.20%		1.20%		1.20%		1.25%		0.85%

Period ended December 31, 2012

Unit Value	$15.416154		$15.764688	$16.206761		n/a		$10.326225		$11.271931		$11.166907		$10.258146		$10.346059		$11.622914
Total Return *	9.83%		9.55%	9.56%		n/a		5.95	%***	12.07%		4.50%		16.49%		2.62	%***	-0.19	%***
Ratio of Expenses **	1.35%		1.20%	1.25%		n/a		1.35%		1.20%		1.20%		1.20%		1.35%		1.00%

Period ended December 31, 2011

Unit Value	$14.036179		$14.390549	$14.792110		n/a		n/a		$10.057527		$10.686235		$8.806076		n/a		$10.007812
Total Return *	-5.10%		-5.76%	-6.60%		n/a		n/a		-2.43%		3.08%		-20.39%		n/a		-3.47%
Ratio of Expenses **	1.35%		1.20%	1.25%		n/a		n/a		1.20%		1.20%		1.20%		n/a		1.20%

Period ended December 31, 2010

Unit Value	$14.790255		$15.270726	$15.838026		n/a		n/a		$10.307663		$10.367188		$11.061642		n/a		$10.367185
Total Return *	12.83%		13.53%	14.41%		n/a		n/a		5.03	%***	0.99	%***	3.98	%***	n/a		1.98	%***
Ratio of Expenses **	1.35%		1.20%	1.25%		n/a		n/a		1.20%		1.20%		1.20%		n/a		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ Alliance Bernstein Dynamic Asset Allocation Fund(c)	JNL/ American Funds Balanced Allocation Fund(b)	JNL/ American Funds Blue Chip Income and Growth Fund(a)	JNL/ American Funds Global Bond Fund(a)	JNL/ American Funds Global Small Capitalization Fund(a)	JNL/ American Funds Growth Allocation Fund(b)	JNL/ American Funds Growth-Income Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$95,505	$123,667	$15,670	$1,576	$40,269	$127,385	$25,887	$23,636	$29,908	$128,384
Units Outstanding (in thousands)	5,630	7,301	907	154	3,354	7,747	2,462	1,844	2,375	7,862
Investment Income Ratio *	1.64%	1.56%	1.46%	1.32%	1.03%	1.25%	0.01%	0.22%	0.79%	0.70%

Period ended December 31, 2013

Net Assets (in thousands)	$93,592	$114,337	$18,921	n/a	$22,788	$69,306	$21,683	$20,367	$15,516	$82,480
Units Outstanding (in thousands)	5,536	6,768	1,096	n/a	1,948	4,763	2,054	1,592	1,262	5,490
Investment Income Ratio *	1.79%	1.32%	0.65%	n/a	0.88%	1.19%	2.13%	0.67%	0.64%	0.82%

Period ended December 31, 2012

Net Assets (in thousands)	$65,669	$94,136	$42,386	n/a	$5,737	$40,132	$20,921	$13,337	$4,260	$48,188
Units Outstanding (in thousands)	4,299	6,055	2,641	n/a	557	3,594	1,893	1,313	413	4,205
Investment Income Ratio *	1.85%	1.94%	2.42%	n/a	0.00%	1.02%	1.98%	0.74%	0.00%	0.80%

Period ended December 31, 2011

Net Assets (in thousands)	$40,356	$58,074	$44,014	n/a	n/a	$23,678	$16,600	$8,653	n/a	$29,983
Units Outstanding (in thousands)	2,891	4,076	3,000	n/a	n/a	2,368	1,563	988	n/a	3,012
Investment Income Ratio *	0.97%	0.86%	0.68%	n/a	n/a	0.67%	1.01%	0.36%	n/a	0.55%

Period ended December 31, 2010

Net Assets (in thousands)	$18,229	$32,487	$42,126	n/a	n/a	$9,396	$5,707	$6,409	n/a	$9,854
Units Outstanding (in thousands)	1,237	2,140	2,675	n/a	n/a	914	552	581	n/a	953
Investment Income Ratio *	0.90%	0.84%	1.51%	n/a	n/a	0.00%	0.00%	0.00%	n/a	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds International Fund(a)		JNL/American Funds New World Fund(a)		JNL/AQR Managed Futures Strategy Fund(c)		JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(b)		JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(e)		JNL/Brookfield Global Infrastructure and MLP Fund(d)		JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$11.346974		$10.321385		$11.192544		$8.205309	$11.399499		$30.470480	$9.823942		$15.111540		$9.544048	$26.120657
Total Return *	-5.52%		-10.53%		7.73%		-16.83%	-0.72%		5.72%	0.12	%***	4.74%		-3.40%	-0.60%
Ratio of Expenses **	2.595%		2.56%		1.25%		3.06%	2.56%		2.95%	1.25%		2.46%		4.00%	2.92%

Period ended December 31, 2013

Unit Value	$12.010254		$11.536518		$10.389215		$9.865909	$11.482345		$28.821772	n/a		$14.427859		$9.879777	$26.277428
Total Return *	18.00%		8.08%		5.75%		6.21%	11.42%		34.95%	n/a		20.43%		11.02%	19.69%
Ratio of Expenses **	2.595%		2.56%		1.25%		3.06%	2.56%		2.95%	n/a		2.46%		4.00%	2.92%

Period ended December 31, 2012

Unit Value	$10.178122		$10.673864		$9.823886		$9.289162	$10.305240		$21.357364	n/a		$11.979817		$8.899463	$21.955160
Total Return *	14.39%		13.45	%***	6.56	%***	-2.26%	6.81%		7.39%	n/a		15.78%		8.60%	13.65%
Ratio of Expenses **	2.595%		2.56%		1.25%		3.06%	2.56%		2.95%	n/a		2.46%		4.00%	2.92%

Period ended December 31, 2011

Unit Value	$8.897912		$9.345775		n/a		$9.503708	$9.648319		$19.887664	n/a		$10.347437		$8.194877	$19.319006
Total Return *	-19.11	%***	-16.38%		n/a		-10.15%	-4.98	%***	-2.17%	n/a		0.27	%***	-8.48%	-7.25%
Ratio of Expenses **	2.595%		2.46%		n/a		3.06%	2.56%		2.95%	n/a		2.46%		4.00%	2.92%

Period ended December 31, 2010

Unit Value	$10.674432		$11.176281		n/a		$10.577556	$10.294555		$20.329402	n/a		n/a		$8.954289	$20.828884
Total Return *	4.24	%***	6.16	%***	n/a		13.90%	3.61	%***	9.40%	n/a		n/a		4.74%	8.56%
Ratio of Expenses **	2.46%		2.46%		n/a		3.06%	2.42%		2.95%	n/a		n/a		4.00%	2.92%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ American Funds International Fund(a)		JNL/ American Funds New World Fund(a)		JNL/ AQR Managed Futures Strategy Fund(c)		JNL/ BlackRock Commodity Securities Strategy Fund		JNL/ BlackRock Global Allocation Fund(b)		JNL/ BlackRock Large Cap Select Growth Fund	JNL/ Boston Partners Global Long Short Equity Fund(e)		JNL/ Brookfield Global Infrastructure and MLP Fund(d)		JNL/ Capital Guardian Global Balanced Fund	JNL/ Capital Guardian Global Diversified Research Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$12.309618		$10.997262		$11.343225		$9.782508		$12.252701		$42.967791	$9.835465		$15.872384		$14.287424	$36.617703
Total Return *	-4.74	%***	-9.31%		8.16%		-14.97%		0.99%		7.59%	0.17	%***	6.44%		-0.70%	1.13%
Ratio of Expenses **	0.85%		1.20%		0.85%		0.85%		0.85%		1.20%	0.85%		0.85%		1.25%	1.20%

Period ended December 31, 2013

Unit Value	$12.733397		$12.125908		$10.487045		$11.505214		$12.132492		$39.937760	n/a		$14.912229		$14.388763	$36.209240
Total Return *	7.46	%***	9.56%		6.18%		8.58%		9.10	%***	37.33%	n/a		22.39%		14.11%	21.76%
Ratio of Expenses **	1.00%		1.20%		0.85%		0.85%		0.85%		1.20%	n/a		0.85%		1.25%	1.20%

Period ended December 31, 2012

Unit Value	$10.563954		$11.067687		$9.876802		$10.595859		$10.668681		$29.081001	n/a		$12.184240		$12.609448	$29.737379
Total Return *	-1.86%		15.97%		3.82	%***	14.31	%***	0.79	%***	9.29%	n/a		13.75	%***	11.63%	15.62	%***
Ratio of Expenses **	1.20%		1.20%		0.85%		0.85%		1.00%		1.20%	n/a		0.85%		1.25%	1.20%

Period ended December 31, 2011

Unit Value	$9.106416		$9.543319		n/a		$10.420986		$9.809639		$26.608782	n/a		$10.353105		$11.295328	$25.507270
Total Return *	-15.40%		-15.32%		n/a		-8.47%		-4.97%		-0.45%	n/a		1.63	%***	-5.94%	-5.69%
Ratio of Expenses **	1.20%		1.20%		n/a		1.20%		1.20%		1.20%	n/a		1.35%		1.25%	1.25%

Period ended December 31, 2010

Unit Value	$10.764025		$11.269970		n/a		$11.385308		$10.322473		$26.729247	n/a		n/a		$12.008142	$27.046552
Total Return *	12.99	%***	3.10	%***	n/a		16.04%		1.12	%***	11.33%	n/a		n/a		7.66%	10.39%
Ratio of Expenses **	1.20%		1.20%		n/a		1.20%		1.20%		1.20%	n/a		n/a		1.25%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/AQR Managed Futures Strategy Fund(c)	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(b)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(e)	JNL/Brookfield Global Infrastructure and MLP Fund(d)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$37,524	$34,440	$6,589	$47,648	$150,194	$40,302	$273	$67,480	$22,277	$14,413
Units Outstanding (in thousands)	3,150	3,190	584	5,144	12,596	1,070	28	4,326	1,636	448
Investment Income Ratio *	0.76%	0.86%	2.75%	0.00%	0.63%	0.00%	0.00%	0.72%	0.89%	0.76%

Period ended December 31, 2013

Net Assets (in thousands)	$29,626	$29,110	$5,106	$50,906	$112,382	$32,979	n/a	$28,526	$23,593	$14,613
Units Outstanding (in thousands)	2,377	2,436	489	4,648	9,465	957	n/a	1,935	1,717	463
Investment Income Ratio *	0.82%	0.57%	4.80%	0.40%	0.63%	0.03%	n/a	0.93%	1.69%	1.26%

Period ended December 31, 2012

Net Assets (in thousands)	$19,107	$21,332	$1,647	$43,540	$66,293	$24,075	n/a	$4,763	$20,485	$11,953
Units Outstanding (in thousands)	1,827	1,948	167	4,294	6,292	971	n/a	393	1,696	468
Investment Income Ratio *	1.19%	1.07%	0.00%	0.00%	0.00%	0.15%	n/a	0.06%	2.03%	1.19%

Period ended December 31, 2011

Net Assets (in thousands)	$11,987	$13,117	n/a	$40,160	$18,579	$21,851	n/a	$350	$18,675	$10,792
Units Outstanding (in thousands)	1,324	1,383	n/a	3,939	1,902	977	n/a	34	1,722	491
Investment Income Ratio *	0.75%	0.63%	n/a	0.62%	0.57%	0.33%	n/a	0.00%	1.08%	0.94%

Period ended December 31, 2010

Net Assets (in thousands)	$4,825	$5,160	n/a	$31,623	$7,298	$20,025	n/a	n/a	$18,133	$11,063
Units Outstanding (in thousands)	449	459	n/a	2,831	708	909	n/a	n/a	1,568	482
Investment Income Ratio *	0.00%	0.00%	n/a	0.32%	0.00%	0.26%	n/a	n/a	1.13%	0.73%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund		JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)		JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund		JNL/Franklin Templeton Mutual Shares Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$18.339006	$30.079750	$7.805575	$7.156934		$10.682032	$9.679582	$11.338854		$12.209732	$9.069887		$11.144236
Total Return *	6.10%	-0.16%	2.77%	8.31%		-0.29%	-5.17%	-2.87%		0.08%	-11.79%		4.59%
Ratio of Expenses **	3.445%	2.92%	2.77%	2.81%		2.92%	2.92%	2.46%		3.06%	2.645%		2.56%

Period ended December 31, 2013

Unit Value	$17.283979	$30.128593	$7.594985	$6.607529		$10.712698	$10.207749	$11.673816		$12.200544	$10.281784		$10.655559
Total Return *	30.59%	26.72%	-8.61%	-5.05%		20.40%	26.60%	1.01%		10.64%	28.95%		25.05%
Ratio of Expenses **	3.445%	2.92%	2.77%	2.81%		2.92%	2.92%	2.46%		3.06%	2.645%		2.56%

Period ended December 31, 2012

Unit Value	$13.235343	$23.775844	$8.310648	$6.959027		$8.897691	$8.063049	$11.557034		$11.026824	$7.973159		$8.521104
Total Return *	9.84%	10.55%	19.19%	20.04%		12.61%	18.53%	8.29	%***	8.81%	23.93%		10.78%
Ratio of Expenses **	3.445%	2.92%	2.77%	2.81%		2.92%	2.92%	2.46%		3.06%	2.645%		2.56%

Period ended December 31, 2011

Unit Value	$12.050048	$21.507223	$6.972502	$5.797024		$7.901322	$6.802345	$10.050974		$10.134060	$6.433521		$7.691597
Total Return *	-4.19%	-5.11%	-23.34%	-29.88%		-4.19%	-8.78%	0.51	%***	-0.55%	-16.61	%***	-3.16%
Ratio of Expenses **	3.445%	2.92%	2.77%	2.81%		2.92%	2.92%	1.82%		3.06%	2.645%		2.56%

Period ended December 31, 2010

Unit Value	$12.577079	$22.666493	$9.095534	$8.267688		$8.247152	$7.456868	n/a		$10.190111	$7.714890		$7.942977
Total Return *	8.07%	31.74%	16.14%	-1.16	%***	7.21%	3.99%	n/a		9.17%	17.40%		8.64%
Ratio of Expenses **	3.45%	2.92%	2.77%	2.81%		2.92%	2.92%	n/a		3.06%	2.645%		2.56%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/DFA U.S. Core Equity Fund		JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund		JNL/Eastspring Investments China-India Fund		JNL/Franklin Templeton Founding Strategy Fund		JNL/Franklin Templeton Global Growth Fund		JNL/Franklin Templeton Global Multisector Bond Fund(a)		JNL/Franklin Templeton Income Fund		JNL/Franklin Templeton International Small Cap Growth Fund		JNL/Franklin Templeton Mutual Shares Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$29.480814		$41.965265	$8.941782		$8.135595		$12.248203		$11.098860		$11.909819		$14.787315		$10.298121		$12.417678
Total Return *	8.89%		1.67%	-0.64	%***	10.29%		1.44%		-3.53%		-1.29%		2.28	%***	-10.19%		6.02%
Ratio of Expenses **	0.85%		1.10%	0.85%		1.00%		1.20%		1.20%		0.85%		0.85%		0.85%		1.20%

Period ended December 31, 2013

Unit Value	$27.073038		$41.275268	$8.457573		$7.376329		$12.073890		$11.504855		$12.065777		$14.287741		$11.466446		$11.712767
Total Return *	15.09	%***	29.05%	-6.98%		-3.32%		22.49%		28.80%		0.31	%***	5.52	%***	3.01	%***	26.76%
Ratio of Expenses **	0.85%		1.10%	1.00%		1.00%		1.20%		1.20%		0.85%		1.00%		0.85%		1.20%

Period ended December 31, 2012

Unit Value	$19.712406		$31.984710	$9.092134		$7.629376		$9.857235		$8.932659		$11.736107		$12.482631		$8.667349		$9.240017
Total Return *	1.42	%***	8.78%	6.96	%***	3.02	%***	14.57%		20.60%		3.09	%***	10.86%		17.64	%***	12.30%
Ratio of Expenses **	1.00%		1.10%	1.00%		1.00%		1.20%		1.20%		1.00%		1.20%		1.00%		1.20%

Period ended December 31, 2011

Unit Value	$17.247755		$28.409569	$7.418200		$6.177716		$8.603731		$7.407117		$10.053056		$11.260011		$6.823433		$8.227627
Total Return *	-1.92%		-3.38%	-22.17%		-28.78%		-6.63	%***	-7.20	%***	0.53	%***	1.31%		-15.40%		-1.84%
Ratio of Expenses **	1.10%		1.10%	1.25%		1.25%		1.20%		1.20%		1.40%		1.20%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$17.585979		$29.402331	$9.531443		$8.674606		$8.810426		$7.966199		n/a		$11.114211		$8.065387		$8.382027
Total Return *	10.63%		34.17%	17.92%		15.47%		9.02%		5.74%		n/a		11.22%		19.11%		10.12%
Ratio of Expenses **	1.10%		1.10%	1.25%		1.25%		1.25%		1.25%		n/a		1.20%		1.20%		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$32,781	$74,057	$12,500	$32,124	$97,523	$29,405	$40,309	$153,053	$24,693	$45,492
Units Outstanding (in thousands)	1,258	1,933	1,468	4,120	8,199	2,724	3,448	10,958	2,519	3,766
Investment Income Ratio *	0.60%	0.00%	1.06%	0.93%	1.66%	0.79%	3.98%	3.41%	0.89%	0.79%

Period ended December 31, 2013

Net Assets (in thousands)	$20,880	$71,984	$10,589	$25,156	$90,996	$26,200	$28,988	$115,313	$20,155	$40,022
Units Outstanding (in thousands)	877	1,910	1,296	3,537	7,741	2,335	2,435	8,409	1,837	3,499
Investment Income Ratio *	1.00%	0.08%	1.22%	0.90%	2.00%	1.30%	2.78%	4.10%	1.01%	0.92%

Period ended December 31, 2012

Net Assets (in thousands)	$9,008	$46,089	$11,645	$26,375	$71,831	$15,856	$11,176	$85,711	$13,432	$28,473
Units Outstanding (in thousands)	512	1,576	1,320	3,568	7,459	1,813	959	7,036	1,599	3,145
Investment Income Ratio *	0.89%	0.00%	0.68%	0.78%	2.20%	1.55%	0.34%	4.68%	1.63%	1.55%

Period ended December 31, 2011

Net Assets (in thousands)	$7,533	$38,957	$7,751	$19,522	$61,514	$12,114	$-	$67,216	$8,741	$22,395
Units Outstanding (in thousands)	482	1,490	1,060	3,207	7,295	1,665	-	6,100	1,302	2,771
Investment Income Ratio *	0.58%	0.00%	0.46%	0.36%	1.48%	0.96%	0.00%	4.18%	1.46%	2.62%

Period ended December 31, 2010

Net Assets (in thousands)	$5,550	$29,936	$9,193	$21,618	$57,185	$9,349	n/a	$53,897	$8,311	$17,073
Units Outstanding (in thousands)	354	1,107	975	2,520	6,588	1,188	n/a	4,941	1,044	2,069
Investment Income Ratio *	0.32%	0.23%	0.13%	0.00%	3.14%	1.55%	n/a	4.20%	1.29%	0.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund		JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund		JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$16.035604	$17.834916	$11.621173		$17.606617	$11.989800		$14.318392	$14.718224	$13.344782	$19.094955	$19.264517
Total Return *	-2.73%	1.97%	-7.58%		9.72%	10.77%		11.56%	-2.78%	4.08%	5.37%	4.17%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

Period ended December 31, 2013

Unit Value	$16.486449	$17.489665	$12.573658		$16.046163	$10.824188		$12.834530	$15.139828	$12.821086	$18.122302	$18.493104
Total Return *	30.52%	-4.26%	-10.39%		28.73%	30.48%		-0.33%	15.39%	34.11%	26.25%	34.75%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

Period ended December 31, 2012

Unit Value	$12.631682	$18.268639	$14.032145		$12.464803	$8.295683		$12.877546	$13.120420	$9.560387	$14.354642	$13.724219
Total Return *	14.23%	4.26%	16.71%		14.45%	16.27%		24.44%	12.26%	8.07%	3.90%	13.50%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

Period ended December 31, 2011

Unit Value	$11.058315	$17.522972	$12.023017		$10.891241	$7.134821		$10.348752	$11.687458	$8.846506	$13.815382	$12.091397
Total Return *	-5.52%	2.82%	-7.31%		-9.35%	-13.10%		-9.08%	-9.68%	-10.33%	-9.01%	-4.84%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

Period ended December 31, 2010

Unit Value	$11.704333	$17.043066	$12.970732		$12.014464	$8.210392		$11.382358	$12.940614	$9.866017	$15.183516	$12.706377
Total Return *	23.18%	4.13%	-1.70	%***	20.65%	1.33	%***	13.62%	8.92%	12.80%	18.69%	21.75%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Small Cap Value Fund		JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund		JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund		JNL/Invesco Global Real Estate Fund		JNL/Invesco International Growth Fund		JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$19.585550		$27.472760	$13.131425		$21.074348	$14.013717		$17.727799		$22.716170		$19.554490	$29.187687	$27.674168
Total Return *	-0.70%		4.24%	-5.75%		11.78%	0.11	%***	14.05%		-0.61%		7.15%	8.06%	7.08	%***
Ratio of Expenses **	0.85%		1.10%	0.85%		1.20%	0.85%		0.85%		0.85%		1.10%	1.10%	0.85%

Period ended December 31, 2013

Unit Value	$19.723682		$26.354655	$13.931926		$18.852593	$12.107867		$15.543283		$22.856138		$18.250068	$27.011558	$25.378300
Total Return *	2.40	%***	-2.13%	-8.62%		31.15%	32.60%		1.89%		2.83	%***	38.05%	29.47%	38.30%
Ratio of Expenses **	0.85%		1.10%	0.85%		1.20%	1.20%		0.85%		0.85%		1.10%	1.10%	1.00%

Period ended December 31, 2012

Unit Value	$14.633484		$26.929413	$15.246170		$14.374973	$9.131280		$15.254481		$18.868951		$13.219647	$20.863336	$18.350522
Total Return *	11.16	%***	6.58%	13.03	%***	16.60%	18.16%		16.75	%***	8.78	%***	11.26%	6.56%	7.02	%***
Ratio of Expenses **	1.00%		1.10%	0.85%		1.20%	1.20%		0.85%		1.00%		1.10%	1.10%	1.00%

Period ended December 31, 2011

Unit Value	$12.358621		$25.266640	$12.665430		$12.328155	$7.727713		$11.713852		$15.926058		$11.881918	$19.578498	$15.356308
Total Return *	-9.55	%***	5.10%	-5.81%		-7.65%	-11.69%		-7.38	%***	-7.99%		-7.70%	-6.69%	-2.58%
Ratio of Expenses **	1.25%		1.10%	1.20%		1.20%	1.20%		1.20%		1.20%		1.10%	1.10%	1.25%

Period ended December 31, 2010

Unit Value	$12.792624		$24.041331	$13.446113		$13.349617	$8.751043		$12.611990		$17.309587		$12.873477	$20.983331	$15.763517
Total Return *	25.14%		6.45%	3.93	%***	22.91%	7.40%		15.68%		10.97%		16.12%	21.72%	24.64%
Ratio of Expenses **	1.35%		1.10%	1.20%		1.20%	1.20%		1.25%		1.20%		1.10%	1.10%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$47,879	$59,549	$12,850	$64,650	$31,023	$63,128	$43,849	$41,508	$25,894	$53,056
Units Outstanding (in thousands)	2,608	2,382	1,017	3,178	2,352	3,799	2,213	2,253	966	2,095
Investment Income Ratio *	0.41%	2.33%	1.68%	0.89%	0.08%	1.32%	1.13%	0.06%	0.21%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$36,575	$44,744	$15,020	$42,939	$11,686	$44,391	$33,600	$33,216	$23,526	$31,745
Units Outstanding (in thousands)	1,973	1,862	1,116	2,353	990	3,035	1,687	1,924	947	1,338
Investment Income Ratio *	0.93%	3.03%	7.64%	0.42%	0.18%	3.41%	1.14%	0.42%	0.20%	0.13%

Period ended December 31, 2012

Net Assets (in thousands)	$22,557	$41,804	$17,700	$26,407	$6,831	$36,326	$23,664	$21,018	$15,967	$15,231
Units Outstanding (in thousands)	1,615	1,701	1,197	1,891	765	2,520	1,405	1,678	831	887
Investment Income Ratio *	0.27%	2.46%	0.00%	1.18%	0.39%	0.78%	1.73%	0.00%	0.27%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$16,217	$30,199	$17,233	$22,894	$5,277	$19,221	$18,854	$16,200	$14,088	$10,988
Units Outstanding (in thousands)	1,345	1,310	1,378	1,902	696	1,688	1,283	1,433	782	743
Investment Income Ratio *	0.32%	2.07%	5.19%	0.86%	0.12%	2.67%	0.71%	0.16%	0.68%	0.00%

Period ended December 31, 2010
Net Assets (in thousands)	$13,064	$23,678	$14,482	$11,928	$5,598	$16,691	$18,691	$13,781	$13,800	$9,681
Units Outstanding (in thousands)	1,038	1,084	1,087	914	650	1,354	1,181	1,124	716	637
Investment Income Ratio *	0.56%	2.74%	1.32%	0.64%	0.76%	5.36%	0.67%	0.30%	0.53%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Fund		JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)		JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$12.692315		$9.379997	$29.989944	$12.550201	$10.944539	$13.215709		$11.913933	$19.025413	$10.504440	$6.077288
Total Return *	-6.70%		-13.76%	7.99%	1.27%	-8.11%	-0.70%		5.62%	-0.85%	1.66%	2.34%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

Period ended December 31, 2013

Unit Value	$13.603059		$10.876593	$27.770029	$12.393151	$11.910786	$13.309254		$11.280317	$19.187705	$10.333287	$5.938096
Total Return *	20.23%		17.10%	37.95%	-7.30%	-4.08%	1.98%		24.59%	32.92%	-6.38%	17.37%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

Period ended December 31, 2012

Unit Value	$11.314614		$9.288562	$20.131128	$13.368705	$12.416942	$13.050297		$9.054294	$14.435226	$11.037020	$5.059207
Total Return *	14.00%		12.92%	12.89%	-0.43%	18.51%	5.27%		13.13%	14.31%	-0.28%	16.70%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

Period ended December 31, 2011

Unit Value	$9.925279		$8.225484	$17.832882	$13.426724	$10.477346	$12.396903		$8.003769	$12.628671	$11.068043	$4.335113
Total Return *	-10.05%		-16.00%	-8.60%	5.54%	-20.22%	-14.03%		-4.47%	5.75%	3.15%	-6.10%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

Period ended December 31, 2010

Unit Value	$11.034330		$9.791874	$19.509756	$12.722158	$13.133006	$14.419391		$8.378355	$11.942160	$10.730476	$4.616627
Total Return *	5.25	%***	3.71%	21.98%	3.13%	18.23%	20.95	%***	13.59%	19.32%	1.91%	18.84%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014. Unit values disclosed are as of April 25, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Fund		JNL/ JPMorgan International Value Fund	JNL/ JPMorgan MidCap Growth Fund		JNL/ JPMorgan U.S. Government & Quality Bond Fund		JNL/ Lazard Emerging Markets Fund		JNL/ M&G Global Basics Fund(a)		JNL/MC 10 x 10 Fund		JNL/MC 25 Fund		JNL/MC Bond Index Fund		JNL/ MC Communications Sector Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$14.069742		$14.459347	$45.030983		$22.615493		$13.255177		$14.155192		$13.132237		$24.839338		$15.136551		$8.560594
Total Return *	-4.85%		-11.51%	10.25%		1.76	%***	-6.06%		0.90%		6.97%		0.87%		4.56%		1.89	%***
Ratio of Expenses **	0.85%		1.10%	0.85%		1.00%		0.85%		1.20%		1.20%		1.20%		1.00%		0.85%

Period ended December 31, 2013

Unit Value	$14.786626		$16.340932	$40.843386		$20.880817		$14.110089		$14.208819		$12.276911		$24.624011		$14.475854		$8.005423
Total Return *	17.48	%***	20.15%	15.37	%***	-4.66%		0.01	%***	3.22%		14.58	%***	35.23%		-3.70%		19.81%
Ratio of Expenses **	0.85%		1.10%	0.85%		1.20%		0.85%		1.20%		1.20%		1.20%		1.00%		1.00%

Period ended December 31, 2012

Unit Value	$12.001718		$13.600982	$28.245166		$21.902507		$14.245087		$13.765150		$9.702499		$18.209120		$15.031760		$6.681594
Total Return *	2.38	%***	15.87%	2.12	%***	2.40%		6.77	%***	3.05	%***	14.52%		15.04	%***	-0.04	%***	-0.81	%***
Ratio of Expenses **	1.00%		1.10%	1.00%		1.20%		1.00%		1.20%		1.25%		1.20%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	$10.292229		$11.737899	$23.739928		$21.388486		$11.641544		$12.850625		$8.472480		$15.560870		$14.509875		$5.437031
Total Return *	-8.59	%***	-13.82%	-7.01	%***	8.53%		-18.73%		-13.07%		-3.31%		7.52%		5.98%		-4.39%
Ratio of Expenses **	1.20%		1.10%	1.20%		1.20%		1.20%		1.35%		1.25%		1.25%		1.10%		1.25%

Period ended December 31, 2010

Unit Value	$11.238795		$13.619569	$25.333583		$19.708034		$14.324101		$14.782825		$8.762104		$14.471906		$13.690850		$5.686513
Total Return *	8.34%		6.41%	24.04%		6.06%		20.45%		21.43%		14.99%		21.33%		4.72%		21.01%
Ratio of Expenses **	1.35%		1.10%	1.25%		1.20%		1.20%		1.35%		1.25%		1.25%		1.10%		1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014. Unit values disclosed are as of April 25, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$125,833	$31,174	$50,238	$38,737	$33,154	$—	$43,036	$41,333	$40,787	$12,293
Units Outstanding (in thousands)	9,277	2,322	1,311	1,926	2,646	—	3,363	1,766	2,888	1,608
Investment Income Ratio *	1.10%	2.01%	0.00%	3.12%	1.63%	0.00%	1.78%	2.02%	3.42%	2.93%

Period ended December 31, 2013

Net Assets (in thousands)	$122,561	$31,060	$30,656	$34,446	$38,741	$3,810	$41,074	$48,340	$32,592	$9,606
Units Outstanding (in thousands)	8,545	2,046	900	1,782	2,894	274	3,423	2,085	2,413	1,311
Investment Income Ratio *	1.41%	3.63%	0.18%	3.23%	1.39%	2.13%	2.04%	2.54%	2.15%	2.43%

Period ended December 31, 2012

Net Assets (in thousands)	$81,633	$21,942	$17,299	$41,937	$45,233	$3,676	$34,975	$32,852	$32,939	$10,005
Units Outstanding (in thousands)	6,936	1,733	731	2,069	3,301	271	3,665	1,913	2,345	1,611
Investment Income Ratio *	0.11%	4.83%	0.00%	2.28%	2.02%	1.19%	2.36%	2.37%	2.34%	3.49%

Period ended December 31, 2011

Net Assets (in thousands)	$53,309	$17,379	$19,639	$35,432	$41,161	$2,556	$31,010	$22,351	$28,141	$6,054
Units Outstanding (in thousands)	5,225	1,586	945	1,791	3,618	200	3,710	1,520	2,044	1,182
Investment Income Ratio *	0.16%	2.80%	0.00%	2.62%	1.04%	0.22%	1.48%	2.58%	3.03%	3.27%

Period ended December 31, 2010

Net Assets (in thousands)	$30,214	$18,237	$19,305	$24,533	$56,931	$1,664	$28,351	$26,660	$22,461	$4,063
Units Outstanding (in thousands)	2,696	1,432	884	1,349	4,060	113	3,273	1,941	1,725	746
Investment Income Ratio *	0.01%	2.40%	0.00%	3.28%	0.55%	0.75%	2.05%	3.13%	2.69%	3.28%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(b)		JNL/MC Emerging Markets Index Fund(a)		JNL/MC European 30 Fund		JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund		JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund		JNL/MC International Index Fund	JNL/MC JNL 5 Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$15.914213	$14.169340		$9.075531		$13.249537		$9.303494	$9.103545		$18.323653	$12.016786		$12.630226	$14.649591
Total Return *	6.90%	3.99%		-6.03%		-6.07%		9.61%	-3.61%		20.69%	2.50%		-9.60%	7.65%
Ratio of Expenses **	3.595%	2.56%		2.46%		2.80%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

Period ended December 31, 2013

Unit Value	$14.887088	$13.625439		$9.657680		$14.105397		$8.487959	$9.444736		$15.182719	$11.723567		$13.972251	$13.609160
Total Return *	36.12%	35.62%		-6.49%		3.12	%***	29.28%	-3.64%		35.88%	20.45%		16.88%	27.33%
Ratio of Expenses **	3.595%	2.56%		2.46%		2.80%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

Period ended December 31, 2012

Unit Value	$10.936346	$10.046457		$10.327566		$11.268651		$6.565716	$9.801287		$11.173519	$9.732936		$11.954577	$10.687935
Total Return *	19.10%	-0.09	%***	11.21	%***	6.00%		22.26%	-4.15%		14.33%	10.92%		13.58%	14.13%
Ratio of Expenses **	3.595%	2.56%		2.46%		2.46%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

Period ended December 31, 2011

Unit Value	$9.182378	n/a		$9.041881		$10.631165		$5.370175	$10.225383		$9.773195	$8.774960		$10.525030	$9.364430
Total Return *	2.78%	n/a		-0.09	%***	-9.60%		-15.54%	0.52%		6.95%	-4.68	%***	-15.54%	-5.30%
Ratio of Expenses **	3.595%	n/a		1.82%		2.46%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

Period ended December 31, 2010

Unit Value	$8.933898	n/a		n/a		$11.760139		$6.358391	$10.172833		$9.138311	$9.205757		$12.461897	$9.888075
Total Return *	18.42%	n/a		n/a		-0.35%		10.02%	3.21	%***	0.18%	12.70%		2.81%	13.24%
Ratio of Expenses **	3.595%	n/a		n/a		2.46%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations August 29, 2011.
(b)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Consumer Brands Sector Fund		JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(b)		JNL/MC Emerging Markets Index Fund(a)		JNL/MC European 30 Fund		JNL/MC Financial Sector Fund		JNL/MC Global Alpha Fund		JNL/MC Healthcare Sector Fund		JNL/MC Index 5 Fund		JNL/MC International Index Fund		JNL/MC JNL 5 Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$24.344656		$14.673252		$9.577076		$14.963539		$13.180174		$9.836628		$28.140272		$13.684791		$18.559333		$18.276810
Total Return *	9.87%		5.15	%***	-4.50%		-11.61	%***	12.10%		-2.17%		24.08%		2.01	%***	-6.88%		10.00%
Ratio of Expenses **	0.85%		1.25%		0.85%		0.85%		0.85%		0.85%		0.85%		1.00%		0.85%		1.20%

Period ended December 31, 2013

Unit Value	$22.156773		$13.904075		$10.028636		$15.500182		$11.757276		$10.055260		$22.679603		$12.824234		$19.930516		$16.615938
Total Return *	12.21	%***	37.28%		-4.73	%***	23.00	%***	5.19	%***	-2.21%		4.14	%***	22.08%		16.38	%***	30.11%
Ratio of Expenses **	0.85%		1.35%		0.85%		1.00%		0.85%		0.85%		0.85%		1.35%		0.85%		1.20%

Period ended December 31, 2012

Unit Value	$15.518465		$10.128567		$10.531884		$11.860954		$8.482107		$10.282229		$15.909183		$10.504460		$16.283294		$12.770439
Total Return *	0.76	%***	6.40	%***	0.73	%***	7.29%		24.61%		-0.24	%***	-1.98	%***	12.42%		2.01	%***	16.63%
Ratio of Expenses **	1.00%		1.35%		1.00%		1.25%		1.20%		0.85%		1.00%		1.35%		1.00%		1.20%

Period ended December 31, 2011

Unit Value	$12.304904		n/a		$9.038785		$11.055224		$6.806673		$10.451281		$13.145097		$9.343671		$13.662299		$10.949320
Total Return *	5.21%		n/a		-0.03	%***	-8.50%		-13.93%		1.51%		9.50%		-3.39%		-13.31%		-3.23%
Ratio of Expenses **	1.25%		n/a		1.35%		1.25%		1.20%		1.35%		1.25%		1.35%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$11.695318		n/a		n/a		$12.082548		$7.907944		$10.296112		$12.004152		$9.671778		$15.759270		$11.315208
Total Return *	21.23%		n/a		n/a		0.87%		12.13%		4.57%		2.59%		14.23%		5.54%		15.71%
Ratio of Expenses **	1.25%		n/a		n/a		1.25%		1.20%		1.35%		1.25%		1.35%		1.20%		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations August 29, 2011.
(b)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(b)	JNL/MC Emerging Markets Index Fund(a)	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$30,112	$4,554	$27,610	$13,852	$39,790	$3,029	$132,507	$69,791	$61,638	$250,441
Units Outstanding (in thousands)	1,375	313	2,947	963	3,361	315	5,236	5,342	3,631	14,279
Investment Income Ratio *	0.57%	0.48%	1.30%	1.38%	0.93%	10.72%	0.58%	1.42%	3.52%	2.03%

Period ended December 31, 2013

Net Assets (in thousands)	$27,063	$2,305	$16,399	$5,020	$33,962	$3,193	$64,183	$65,059	$49,446	$262,164
Units Outstanding (in thousands)	1,353	167	1,661	333	3,234	324	3,136	5,170	2,705	16,407
Investment Income Ratio *	0.68%	0.80%	0.82%	1.14%	0.92%	0.00%	0.79%	1.56%	2.53%	2.59%

Period ended December 31, 2012

Net Assets (in thousands)	$12,972	$433	$8,491	$1,887	$19,350	$2,444	$27,339	$50,449	$36,273	$229,094
Units Outstanding (in thousands)	906	43	812	161	2,433	242	1,865	4,879	2,387	18,622
Investment Income Ratio *	0.57%	0.00%	0.04%	3.62%	1.05%	0.00%	0.88%	1.50%	2.69%	2.89%

Period ended December 31, 2011

Net Assets (in thousands)	$5,465	n/a	$113	$1,492	$9,654	$2,092	$18,150	$42,884	$31,357	$224,788
Units Outstanding (in thousands)	463	n/a	13	137	1,509	201	1,449	4,652	2,402	21,250
Investment Income Ratio *	0.56%	n/a	0.00%	2.08%	0.69%	0.95%	0.94%	1.11%	2.64%	3.20%

Period ended December 31, 2010

Net Assets (in thousands)	$3,220	n/a	n/a	$1,306	$9,304	$917	$11,108	$29,867	$34,076	$255,347
Units Outstanding (in thousands)	287	n/a	n/a	109	1,247	89	971	3,123	2,261	23,279
Investment Income Ratio *	0.49%	n/a	n/a	0.07%	1.31%	0.00%	1.16%	1.02%	1.93%	2.06%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations August 29, 2011.
(b)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund		JNL/MC S&P 24 Fund		JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$11.731788	$18.847701	$8.293788	$25.654937	$14.469323		$14.132220		$19.488282	$13.180009	$14.600272	$16.881594
Total Return *	3.88%	15.14%	7.30%	-13.59%	0.39%		2.38%		5.14%	8.83%	0.64%	0.73%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

Period ended December 31, 2013

Unit Value	$11.293493	$16.368926	$7.729296	$29.688434	$14.412854		$13.803245		$18.535898	$12.110445	$14.507118	$16.759446
Total Return *	28.44%	37.18%	19.95%	20.83%	9.58%		36.77%		28.01%	26.71%	33.11%	33.25%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

Period ended December 31, 2012

Unit Value	$8.793140	$11.932755	$6.443828	$24.570833	$13.152889		$10.092357		$14.480131	$9.557977	$10.898391	$12.577766
Total Return *	10.98%	16.32%	8.80%	0.58%	8.96%		8.55%		12.84%	11.04%	10.70%	11.53%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

Period ended December 31, 2011

Unit Value	$7.923453	$10.258367	$5.922364	$24.429425	$12.071817		$9.297026		$12.832940	$8.607958	$9.845349	$11.277101
Total Return *	-12.46%	-0.84%	-25.82%	-0.44%	-4.55%		2.13	%***	-5.80%	-2.32%	-10.26%	-7.92%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

Period ended December 31, 2010

Unit Value	$9.050921	$10.345784	$7.983385	$24.537470	$12.646784		$9.103383		$13.623110	$8.812777	$10.970531	$12.246469
Total Return *	10.36%	13.94%	-0.37%	14.82%	2.81	%***	13.46%		21.12%	10.15%	17.43%	21.59%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)
The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.  Unit values disclosed are as of September 12, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund		JNL/MC NYSE International 25 Fund(a)		JNL/MC Oil & Gas Sector Fund		JNL/MC Pacific Rim 30 Fund		JNL/MC S&P 24 Fund		JNL/MC S&P 400 MidCap Index Fund		JNL/MC S&P 500 Index Fund		JNL/MC S&P SMid 60 Fund		JNL/MC Small Cap Index Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$13.653668	$23.060016		$9.442395		$39.722883		$16.309206		$16.087525		$28.637327		$19.367215		$16.761660		$24.806591
Total Return *	5.72%	17.43%		8.06	%***	-11.11%		-8.95	%***	3.93%		8.31	%***	12.11	%***	2.47%		3.77%
Ratio of Expenses **	1.20%	0.85%		0.85%		0.85%		0.85%		1.20%		0.85%		0.85%		1.00%		0.85%

Period ended December 31, 2013

Unit Value	$12.915534	$19.636541		$8.605559		$44.689859		$15.811938		$15.479858		$25.970550		$16.967550		$16.357605		$23.906405
Total Return *	30.70%	13.84	%***	15.83	%***	6.46	%***	11.54%		8.15	%***	31.67%		30.33%		35.54%		28.62	%***
Ratio of Expenses **	1.20%	0.85%		1.00%		0.85%		1.00%		1.20%		1.00%		1.00%		1.00%		0.85%

Period ended December 31, 2012

Unit Value	$9.881606	$13.863086		$6.961858		$35.236162		$14.176473		$11.040021		$19.723854		$13.018981		$12.068857		$17.132383
Total Return *	12.94%	-1.45	%***	10.33%		-3.63	%***	0.31	%***	10.03%		3.32	%***	-1.54	%***	3.64	%***	1.32	%***
Ratio of Expenses **	1.20%	1.00%		1.25%		1.00%		1.00%		1.35%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	$8.749376	$11.534623		$6.309939		$33.267572		$12.679823		$10.033768		$16.658478		$11.285867		$10.583722		$14.638349
Total Return *	-10.92%	0.77%		-24.80%		2.04%		-3.09%		3.51%		-3.31%		0.36%		-8.86%		-5.48%
Ratio of Expenses **	1.20%	1.20%		1.25%		1.20%		1.25%		1.35%		1.20%		1.10%		1.25%		1.20%

Period ended December 31, 2010

Unit Value	$9.821450	$11.446489		$8.391196		$32.601597		$13.084010		$9.693872		$17.228089		$11.245180		$11.612498		$15.486630
Total Return *	12.31%	15.80%		0.99%		17.69%		11.49%		15.00%		24.33%		13.19%		19.26%		24.82%
Ratio of Expenses **	1.20%	1.20%		1.25%		1.20%		1.25%		1.35%		1.20%		1.10%		1.25%		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)
The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.  Unit values disclosed are as of September 12, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$35,385	$44,616	$-	$71,624	$8,811	$5,163	$91,315	$259,697	$18,732	$74,714
Units Outstanding (in thousands)	2,689	2,080	-	2,012	562	331	3,482	14,604	1,168	3,286
Investment Income Ratio *	1.96%	0.23%	1.71%	1.24%	2.56%	0.87%	0.93%	1.37%	0.64%	1.00%

Period ended December 31, 2013

Net Assets (in thousands)	$36,911	$19,932	$6,690	$62,863	$6,356	$3,874	$75,340	$205,436	$13,174	$72,482
Units Outstanding (in thousands)	2,958	1,086	814	1,567	414	257	3,105	12,934	837	3,306
Investment Income Ratio *	2.89%	0.88%	3.55%	1.25%	3.78%	0.97%	0.93%	1.35%	1.74%	1.27%

Period ended December 31, 2012

Net Assets (in thousands)	$31,818	$14,651	$5,791	$46,921	$4,074	$2,337	$40,766	$123,527	$6,871	$34,922
Units Outstanding (in thousands)	3,322	1,112	854	1,450	294	215	2,206	10,096	590	2,178
Investment Income Ratio *	2.82%	0.27%	3.86%	1.13%	1.92%	0.48%	1.00%	1.66%	0.67%	1.66%

Period ended December 31, 2011

Net Assets (in thousands)	$30,661	$6,906	$5,244	$40,885	$3,212	$2,306	$35,429	$95,155	$11,333	$29,344
Units Outstanding (in thousands)	3,601	620	850	1,302	256	233	2,218	8,847	1,090	2,094
Investment Income Ratio *	1.89%	0.53%	2.39%	0.77%	1.44%	0.52%	0.63%	2.17%	0.75%	0.78%

Period ended December 31, 2010

Net Assets (in thousands)	$33,786	$5,545	$6,020	$30,493	$3,376	$1,552	$35,871	$65,928	$11,167	$31,066
Units Outstanding (in thousands)	3,516	501	730	994	260	163	2,175	6,112	977	2,092
Investment Income Ratio *	2.13%	0.21%	2.23%	1.09%	0.00%	0.34%	0.70%	1.42%	0.09%	0.65%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)
The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.  Unit values disclosed are as of September 12, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(b)		JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(c)		JNL/MMRS Growth Fund(c)		JNL/MMRS Moderate Fund(c)		JNL/Morgan Stanley Mid Cap Growth Fund(a)		JNL/Neuberger Berman Strategic Income Fund(a)		JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$8.630642	$11.867462		$11.984595	$10.401642		$10.352069		$10.371899		$12.318387		$10.381966		$14.557493	$12.152589
Total Return *	16.93%	24.63%		4.16%	3.05	%***	-0.37	%***	0.21	%***	-2.81%		2.49%		-1.40%	0.32%
Ratio of Expenses **	3.10%	1.25%		3.36%	1.25%		1.25%		1.25%		2.45%		2.32%		3.30%	2.92%

Period ended December 31, 2013

Unit Value	$7.381020	$9.521931		$11.505592	n/a		n/a		n/a		$12.674195		$10.130188		$14.764434	$12.113850
Total Return *	22.33%	-2.91	%***	30.37%	n/a		n/a		n/a		34.40%		-2.89	%***	22.14%	-11.74%
Ratio of Expenses **	3.10%	1.25%		3.36%	n/a		n/a		n/a		2.45%		2.32%		3.30%	2.92%

Period ended December 31, 2012

Unit Value	$6.033679	n/a		$8.825143	n/a		n/a		n/a		$9.430240		$10.378186		$12.087946	$13.725632
Total Return *	7.83%	n/a		5.55%	n/a		n/a		n/a		3.41	%***	4.46	%***	16.62%	5.30%
Ratio of Expenses **	3.10%	n/a		3.36%	n/a		n/a		n/a		2.45%		2.31%		3.30%	2.92%

Period ended December 31, 2011

Unit Value	$5.595727	n/a		$8.361326	n/a		n/a		n/a		n/a		n/a		$10.365544	$13.034508
Total Return *	-3.36%	n/a		-25.52%	n/a		n/a		n/a		n/a		n/a		-11.19%	8.51%
Ratio of Expenses **	3.10%	n/a		3.36%	n/a		n/a		n/a		n/a		n/a		3.30%	2.92%

Period ended December 31, 2010

Unit Value	$5.790370	n/a		$11.226452	n/a		n/a		n/a		n/a		n/a		$11.671742	$12.012545
Total Return *	8.69%	n/a		18.41%	n/a		n/a		n/a		n/a		n/a		11.63%	4.62%
Ratio of Expenses **	3.10%	n/a		3.36%	n/a		n/a		n/a		n/a		n/a		3.30%	2.92%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ MC Technology Sector Fund		JNL/ MC Utilities Sector Fund(b)		JNL/MC Value Line 30 Fund		JNL/ MMRS Conservative Fund(c)		JNL/ MMRS Growth Fund(c)		JNL/ MMRS Moderate Fund(c)		JNL/ Morgan Stanley Mid Cap Growth Fund(a)		JNL/ Neuberger Berman Strategic Income Fund(a)		JNL/ Oppenheimer Global Growth Fund	JNL/ PIMCO Real Return Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$12.226668		$11.946040		$15.260536		$10.419247		$10.369613		$10.389448		$12.685568		$10.696824		$19.665443	$14.328127
Total Return *	19.59	%***	13.01	%***	6.65%		3.10	%***	1.45	%***	2.60	%***	-1.73%		3.65	%***	0.79%	2.42%
Ratio of Expenses **	0.85%		0.85%		1.00%		1.00%		1.00%		1.00%		1.35%		1.20%		1.10%	0.85%

Period ended December 31, 2013

Unit Value	$10.003673		$9.537029		$14.308882		n/a		n/a		n/a		$12.909203		$10.311970		$19.510969	$13.989820
Total Return *	24.93%		-3.95	%***	25.78	%***	n/a		n/a		n/a		35.88%		1.46	%***	24.86%	-10.80	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		n/a		n/a		n/a		1.35%		1.25%		1.10%	0.85%

Period ended December 31, 2012

Unit Value	$8.007603		n/a		$10.544705		n/a		n/a		n/a		$9.500450		$10.445070		$15.626425	$15.388594
Total Return *	-5.30	%***	n/a		7.86%		n/a		n/a		n/a		3.94	%***	0.81	%***	19.22%	6.33	%***
Ratio of Expenses **	1.00%		n/a		1.20%		n/a		n/a		n/a		1.35%		1.35%		1.10%	1.00%

Period ended December 31, 2011

Unit Value	$7.052998		n/a		$9.776439		n/a		n/a		n/a		n/a		n/a		$13.107449	$14.193702
Total Return *	-1.56%		n/a		-23.90%		n/a		n/a		n/a		n/a		n/a		-9.22%	10.38%
Ratio of Expenses **	1.25%		n/a		1.20%		n/a		n/a		n/a		n/a		n/a		1.10%	1.20%

Period ended December 31, 2010

Unit Value	$7.164897		n/a		$12.846735		n/a		n/a		n/a		n/a		n/a		$14.438869	$12.858377
Total Return *	10.71%		n/a		20.99%		n/a		n/a		n/a		n/a		n/a		14.12%	6.44%
Ratio of Expenses **	1.25%		n/a		1.20%		n/a		n/a		n/a		n/a		n/a		1.10%	1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(b)	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(c)	JNL/MMRS Growth Fund(c)	JNL/MMRS Moderate Fund(c)	JNL/Morgan Stanley Mid Cap Growth Fund(a)	JNL/Neuberger Berman Strategic Income Fund(a)	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$72,883	$3,141	$35,703	$1,848	$168	$680	$7,084	$30,886	$56,345	$82,537
Units Outstanding (in thousands)	6,681	264	2,479	178	16	66	562	2,914	3,057	6,086
Investment Income Ratio *	0.69%	0.00%	0.26%	0.00%	0.00%	0.00%	0.00%	1.03%	0.59%	0.73%

Period ended December 31, 2013

Net Assets (in thousands)	$46,277	$271	$29,080	n/a	n/a	n/a	$3,787	$10,544	$47,210	$80,705
Units Outstanding (in thousands)	5,053	28	2,154	n/a	n/a	n/a	294	1,028	2,571	6,059
Investment Income Ratio *	0.73%	5.42%	1.96%	n/a	n/a	n/a	0.00%	0.23%	1.01%	1.21%

Period ended December 31, 2012

Net Assets (in thousands)	$32,856	n/a	$23,652	n/a	n/a	n/a	$702	$3,680	$32,152	$111,530
Units Outstanding (in thousands)	4,470	n/a	2,333	n/a	n/a	n/a	74	353	2,182	7,508
Investment Income Ratio *	0.28%	n/a	0.06%	n/a	n/a	n/a	0.76%	0.00%	1.06%	2.07%

Period ended December 31, 2011

Net Assets (in thousands)	$20,787	n/a	$29,159	n/a	n/a	n/a	n/a	n/a	$25,541	$76,215
Units Outstanding (in thousands)	3,099	n/a	3,089	n/a	n/a	n/a	n/a	n/a	2,059	5,478
Investment Income Ratio *	0.18%	n/a	0.00%	n/a	n/a	n/a	n/a	n/a	0.64%	0.99%

Period ended December 31, 2010

Net Assets (in thousands)	$19,317	n/a	$31,854	n/a	n/a	n/a	n/a	n/a	$21,462	$45,868
Units Outstanding (in thousands)	2,843	n/a	2,564	n/a	n/a	n/a	n/a	n/a	1,570	3,628
Investment Income Ratio *	0.14%	n/a	0.59%	n/a	n/a	n/a	n/a	n/a	0.84%	1.65%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations April 30, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund(a)		JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund		JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund		JNL/S&P 4 Fund		JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$12.919306	$10.143632		$14.816619	$15.166470		$14.548215	$19.326464	$13.629676		$17.984681		$19.172507	$16.571231
Total Return *	-0.10%	-2.56%		-2.89%	7.43%		3.18%	8.50%	-1.98%		11.08%		7.21%	10.77%
Ratio of Expenses **	4.00%	2.81%		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.61%

Period ended December 31, 2013

Unit Value	$12.932439	$10.410476		$15.257323	$14.117385		$14.100486	$17.812896	$13.905517		$16.191433		$17.883030	$14.960387
Total Return *	-5.92%	1.43%		4.94%	37.23%		33.88%	35.24%	38.00%		39.46%		39.24%	27.41%
Ratio of Expenses **	4.00%	2.81%		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.61%

Period ended December 31, 2012

Unit Value	$13.745677	$10.264129		$14.539145	$10.287545		$10.532033	$13.171132	$10.076497		$11.610352		$12.843302	$11.741770
Total Return *	3.84%	2.69	%***	13.22%	13.24%		16.65%	11.54%	26.89%		12.84%		13.60%	9.89%
Ratio of Expenses **	4.00%	2.81%		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.61%

Period ended December 31, 2011

Unit Value	$13.237441	$9.813265		$12.840972	$9.084554		$9.028677	$11.808634	$7.941350		$10.288829		$11.305556	$10.684731
Total Return *	0.73%	3.29	%***	1.52%	-9.93%		-10.34%	-8.62%	-20.08%		2.80%		7.68%	1.23	%***
Ratio of Expenses **	4.00%	2.595%		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.61%

Period ended December 31, 2010

Unit Value	$13.141741	n/a		$12.648094	$10.086549		$10.070203	$12.922995	$9.937014		$10.008757		$10.499543	$9.769767
Total Return *	3.35%	n/a		12.15%	14.61	%***	24.48%	13.28%	23.05	%***	10.49	%***	9.71%	13.82	%***
Ratio of Expenses **	4.00%	n/a		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.56%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 1, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Total Return Bond Fund		JNL/PPM America Floating Rate Income Fund(a)		JNL/PPM America High Yield Bond Fund		JNL/PPM America Mid Cap Value Fund		JNL/PPM America Small Cap Value Fund		JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund		JNL/S&P 4 Fund		JNL/S&P Competitive Advantage Fund		JNL/S&P Dividend Income & Growth Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$21.957250		$10.970883		$21.495176		$17.265994		$15.947097		$30.807024	$15.220300		$20.867188		$21.731617		$18.769706
Total Return *	3.10%		-0.63%		-0.72%		9.51%		4.59%		11.10%	-0.23%		13.43%		10.06	%***	6.16	%***
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		1.20%		1.25%	0.85%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$21.297973		$11.040930		$21.650695		$15.766040		$15.247512		$27.729282	$15.255883		$18.396101		$19.494925		$16.299350
Total Return *	-3.00	%***	2.52	%***	4.03	%***	13.21	%***	35.72%		38.49%	40.46%		24.81	%***	23.34	%***	29.22%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		1.20%		1.25%	0.85%		0.85%		1.20%		1.20%

Period ended December 31, 2012

Unit Value	$21.452391		$10.642622		$19.736528		$11.190626		$11.234940		$20.023195	$10.861067		$12.819083		$13.769500		$12.613424
Total Return *	0.53	%***	1.40	%***	10.16	%***	6.15	%***	18.25	%***	14.22%	20.39	%***	-0.52	%***	15.17%		11.46%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.20%		1.25%	0.85%		1.00%		1.25%		1.20%

Period ended December 31, 2011

Unit Value	$19.772736		$9.950207		$16.850240		$9.581893		$9.483068		$17.530227	$8.301161		$11.049760		$11.955476		$11.316966
Total Return *	3.68%		-0.95	%***	3.53%		-8.65%		-9.16	%***	-6.44%	-23.94	%***	4.61%		9.16%		11.09	%***
Ratio of Expenses **	1.10%		1.20%		1.10%		1.35%		1.25%		1.25%	1.25%		1.20%		1.25%		1.20%

Period ended December 31, 2010

Unit Value	$19.070164		n/a		$16.275861		$10.489142		$10.411098		$18.736365	$10.223513		$10.562974		$10.952490		$10.141014
Total Return *	6.39%		n/a		14.37%		27.84%		26.00%		16.00%	24.62%		12.44%		11.23%		16.66%
Ratio of Expenses **	1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.20%		1.25%		1.35%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 1, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund(a)	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$234,444	$78,107	$106,798	$17,365	$12,126	$9,690	$24,826	$314,115	$43,253	$182,015
Units Outstanding (in thousands)	12,022	7,274	5,576	1,046	775	374	1,680	15,734	2,092	10,200
Investment Income Ratio *	3.37%	2.48%	6.12%	0.61%	0.29%	5.14%	7.27%	2.42%	0.32%	1.50%

Period ended December 31, 2013

Net Assets (in thousands)	$241,408	$55,347	$89,003	$10,913	$8,596	$7,682	$22,471	$167,200	$32,333	$129,777
Units Outstanding (in thousands)	12,715	5,104	4,628	719	573	339	1,516	9,461	1,696	8,150
Investment Income Ratio *	1.18%	2.32%	6.48%	0.57%	0.39%	1.34%	9.56%	0.84%	0.80%	2.03%

Period ended December 31, 2012

Net Assets (in thousands)	$259,261	$14,170	$71,646	$5,314	$4,598	$5,003	$12,552	$67,214	$14,021	$55,100
Units Outstanding (in thousands)	13,242	1,348	4,004	488	415	320	1,191	5,399	1,035	4,453
Investment Income Ratio *	2.12%	3.29%	5.98%	0.36%	1.08%	1.38%	0.00%	1.88%	0.69%	1.77%

Period ended December 31, 2011

Net Assets (in thousands)	$191,091	$5,808	$49,959	$3,700	$3,097	$4,165	$9,423	$53,136	$3,763	$28,048
Units Outstanding (in thousands)	10,425	586	3,231	390	330	320	1,150	4,885	318	2,516
Investment Income Ratio *	3.19%	0.00%	7.50%	0.13%	0.23%	1.12%	9.14%	4.77%	0.59%	1.83%

Period ended December 31, 2010

Net Assets (in thousands)	$155,396	n/a	$38,138	$2,879	$2,589	$5,414	$5,977	$46,655	$5,117	$11,457
Units Outstanding (in thousands)	8,812	n/a	2,558	276	250	395	588	4,471	474	1,136
Investment Income Ratio *	2.46%	n/a	7.46%	0.00%	0.22%	1.56%	0.29%	0.00%	0.58%	1.69%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations January 1, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P International 5 Fund(b)		JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)		JNL/S&P Total Yield Fund		JNL/Scout Unconstrained Bond Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$9.425269		$20.390385	$14.722139	$11.743388	$14.229284	$12.847889	$13.500712	$11.256496		$16.926497		$9.538960
Total Return *	-1.93	%***	14.96%	2.94%	0.15%	1.83%	0.84%	0.79%	4.70	%***	12.68%		-3.96	%***
Ratio of Expenses **	1.25%		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	2.00%		2.81%		1.25%

Period ended December 31, 2013

Unit Value	n/a		$17.737411	$14.301457	$11.725503	$13.974207	$12.740242	$13.394953	n/a		$15.021726		n/a
Total Return *	n/a		46.03%	21.48%	1.51%	18.17%	7.10%	11.73%	n/a		47.48%		n/a
Ratio of Expenses **	n/a		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a		2.81%		n/a

Period ended December 31, 2012

Unit Value	n/a		$12.146108	$11.772322	$11.550775	$11.825962	$11.895904	$11.988953	n/a		$10.185716		n/a
Total Return *	n/a		11.12%	11.88%	5.63%	11.17%	7.57%	9.68%	n/a		18.45%		n/a
Ratio of Expenses **	n/a		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a		2.81%		n/a

Period ended December 31, 2011

Unit Value	n/a		$10.930285	$10.522116	$10.934617	$10.637647	$11.058493	$10.930358	n/a		$8.599454		n/a
Total Return *	n/a		3.74%	-8.03%	0.16%	-6.62%	-2.19%	-4.77%	n/a		-8.01%		n/a
Ratio of Expenses **	n/a		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a		2.81%		n/a

Period ended December 31, 2010

Unit Value	n/a		$10.535984	$11.441106	$10.916993	$11.391867	$11.306591	$11.477855	n/a		$9.348699		n/a
Total Return *	n/a		11.41%	13.09%	5.57%	11.93%	7.95%	9.16%	n/a		3.18	%***	n/a
Ratio of Expenses **	n/a		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a		2.81%		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P International 5 Fund(b)		JNL/S&P Intrinsic Value Fund		JNL/S&P Managed Aggressive Growth Fund		JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund		JNL/S&P Managed Moderate Growth Fund		JNL/S&P Mid 3 Fund(a)		JNL/S&P Total Yield Fund		JNL/Scout Unconstrained Bond Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$9.432305		$23.157493		$21.525177		$14.004861	$21.512865	$15.543434		$20.239581		$11.344547		$19.445569		$9.564822
Total Return *	2.84	%***	13.83	%***	5.31%		1.89%	4.37%	2.74%		3.26%		12.03	%***	7.26	%***	-1.11	%***
Ratio of Expenses **	1.00%		0.85%		1.20%		1.20%	1.20%	1.20%		1.20%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	n/a		$19.311174		$20.440770		$13.745057	$20.611744	$15.129153		$19.600872		n/a		$16.565974		n/a
Total Return *	n/a		48.09%		24.27%		3.27%	21.12%	9.11%		14.46%		n/a		49.87%		n/a
Ratio of Expenses **	n/a		1.25%		1.20%		1.20%	1.20%	1.20%		1.20%		n/a		1.20%		n/a

Period ended December 31, 2012

Unit Value	n/a		$13.040569		$16.448262		$13.309324	$17.017523	$13.866156		$17.123982		n/a		$11.053407		n/a
Total Return *	n/a		12.69%		14.46%		7.47%	13.96%	9.60	%***	12.38%		n/a		1.63	%***	n/a
Ratio of Expenses **	n/a		1.25%		1.20%		1.20%	1.20%	1.20%		1.20%		n/a		1.20%		n/a

Period ended December 31, 2011

Unit Value	n/a		$11.572214		$14.370593		$12.383906	$14.933032	$12.606526		$15.237672		n/a		$9.164285		n/a
Total Return *	n/a		-8.15	%***	-5.93	%***	1.89%	-4.29%	-0.41%		-2.44	%***	n/a		-6.57%		n/a
Ratio of Expenses **	n/a		1.25%		1.20%		1.20%	1.20%	1.25%		1.20%		n/a		1.25%		n/a

Period ended December 31, 2010

Unit Value	n/a		$10.967120		$15.182008		$12.153673	$15.602672	$12.658765		$15.521078		n/a		$9.808930		n/a
Total Return *	n/a		12.86%		15.63%		7.40%	14.73%	9.92%		11.78%		n/a		8.71%		n/a
Ratio of Expenses **	n/a		1.35%		1.25%		1.20%	1.20%	1.25%		1.25%		n/a		1.25%		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P International 5 Fund(b)	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$142	$59,875	$135,815	$146,026	$339,783	$291,636	$454,436	$3,468	$33,313	$1,767
Units Outstanding (in thousands)	15	2,720	6,774	10,833	16,781	19,457	23,808	307	1,800	185
Investment Income Ratio *	0.00%	0.83%	0.48%	0.30%	0.54%	0.21%	0.24%	0.00%	0.99%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	n/a	$36,298	$121,398	$143,689	$298,547	$264,135	$403,506	n/a	$17,480	n/a
Units Outstanding (in thousands)	n/a	1,916	6,367	10,837	15,340	18,062	21,809	n/a	1,080	n/a
Investment Income Ratio *	n/a	1.05%	0.77%	0.58%	0.90%	0.46%	0.51%	n/a	1.26%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$13,731	$77,048	$146,424	$221,040	$236,192	$325,921	n/a	$5,496	n/a
Units Outstanding (in thousands)	n/a	1,071	5,056	11,378	13,768	17,574	20,148	n/a	506	n/a
Investment Income Ratio *	n/a	0.78%	0.92%	2.50%	1.21%	1.85%	1.50%	n/a	1.07%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	$15,737	$67,978	$105,755	$184,728	$183,032	$257,461	n/a	$3,001	n/a
Units Outstanding (in thousands)	n/a	1,379	5,126	8,785	13,104	14,882	17,870	n/a	332	n/a
Investment Income Ratio *	n/a	1.10%	0.64%	2.25%	0.71%	1.93%	1.64%	n/a	1.24%	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	$4,508	$69,459	$88,159	$168,909	$146,451	$210,716	n/a	$1,933	n/a
Units Outstanding (in thousands)	n/a	414	4,957	7,441	11,485	11,837	14,293	n/a	199	n/a
Investment Income Ratio *	n/a	0.77%	0.74%	2.92%	1.03%	2.20%	1.37%	n/a	1.09%	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund		JNL/T. Rowe Price Value Fund		JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$30.293957	$47.920519	$9.212594		$18.365119		$27.796839	$8.834862	$23.995506
Total Return *	4.45%	8.40%	-2.36%		9.25%		6.30%	-3.01%	7.37%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2013

Unit Value	$29.004459	$44.205722	$9.434969		$16.810898		$26.150020	$9.109248	$22.348000
Total Return *	33.23%	31.15%	-2.68%		32.29%		15.46%	-3.01%	26.39%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2012

Unit Value	$21.770550	$33.706054	$9.694295		$12.707361		$22.649504	$9.392217	$17.682097
Total Return *	14.16%	9.12%	-0.40%		15.11%		6.51%	-3.02%	12.20%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2011

Unit Value	$19.069527	$30.888728	$9.733370		$11.039639		$21.264551	$9.684774	$15.759197
Total Return *	-5.04%	-5.31%	-1.42%		-5.52	%***	-0.07%	-3.00%	-5.53%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2010

Unit Value	$20.082226	$32.621795	$9.873781		$11.685060		$21.280258	$9.984433	$16.682091
Total Return *	12.18%	22.85%	-1.10	%***	11.80%		7.23%	-3.01%	9.65%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Established Growth Fund		JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund		JNL/T. Rowe Price Value Fund		JNL/WMC Balanced Fund		JNL/WMC Money Market Fund		JNL/WMC Value Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$56.232230		$84.694266	$10.919162		$27.469745		$44.969905		$13.634433		$32.677119
Total Return *	7.79%		11.59%	-0.42%		12.29%		8.93%		-0.84%		10.11%
Ratio of Expenses **	0.85%		1.10%	0.85%		0.85%		0.85%		0.85%		1.10%

Period ended December 31, 2013

Unit Value	$52.169036		$75.895422	$10.965523		$24.464134		$41.281711		$13.750591		$29.676154
Total Return *	28.82	%***	35.01%	-0.59	%***	21.30	%***	14.41	%***	-0.37	%***	29.61%
Ratio of Expenses **	0.85%		1.10%	0.85%		0.85%		0.85%		0.85%		1.10%

Period ended December 31, 2012

Unit Value	$36.952947		$56.214659	$10.938309		$17.653107		$33.979116		$13.505871		$22.895903
Total Return *	10.06	%***	12.34%	-0.14	%***	10.65	%***	-0.95	%***	-0.56	%***	15.07%
Ratio of Expenses **	1.00%		1.10%	1.00%		1.00%		1.00%		1.00%		1.10%

Period ended December 31, 2011

Unit Value	$30.892401		$50.039375	$10.663490		$14.769881		$30.154336		$13.196508		$19.896804
Total Return *	-2.26%		-2.53%	0.17	%***	-3.14%		2.04%		-1.19%		-3.13%
Ratio of Expenses **	1.10%		1.10%	1.20%		1.10%		1.20%		1.20%		1.10%

Period ended December 31, 2010

Unit Value	$31.605518		$51.340354	$10.620291		$15.249172		$29.551180		$13.354786		$20.539277
Total Return *	15.49%		26.46%	1.66%		14.62%		9.51%		-1.19%		12.45%
Ratio of Expenses **	1.10%		1.10%	1.25%		1.10%		1.20%		1.20%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$168,167	$162,598	$47,459	$98,722	$214,173	$67,667	$44,081
Units Outstanding (in thousands)	3,516	2,134	4,599	4,005	5,422	5,497	1,429
Investment Income Ratio *	0.00%	0.15%	1.15%	0.83%	1.34%	0.00%	1.45%

Period ended December 31, 2013

Net Assets (in thousands)	$149,250	$131,138	$44,959	$74,023	$145,061	$58,662	$40,693
Units Outstanding (in thousands)	3,368	1,919	4,322	3,345	3,995	4,817	1,448
Investment Income Ratio *	0.08%	0.00%	1.56%	1.25%	1.54%	0.00%	1.91%

Period ended December 31, 2012

Net Assets (in thousands)	$101,080	$95,965	$31,283	$47,218	$98,608	$45,026	$27,688
Units Outstanding (in thousands)	3,156	1,902	2,973	2,883	3,212	3,689	1,275
Investment Income Ratio *	0.00%	0.21%	1.07%	1.41%	1.30%	0.00%	2.30%

Period ended December 31, 2011

Net Assets (in thousands)	$66,027	$75,215	$20,001	$35,098	$77,021	$40,932	$22,913
Units Outstanding (in thousands)	2,451	1,676	1,918	2,523	2,739	3,340	1,209
Investment Income Ratio *	0.00%	0.02%	1.24%	1.45%	1.17%	0.00%	1.07%

Period ended December 31, 2010

Net Assets (in thousands)	$54,174	$68,198	$13,770	$30,599	$56,078	$25,381	$19,319
Units Outstanding (in thousands)	2,000	1,490	1,320	2,126	2,045	2,031	984
Investment Income Ratio *	0.04%	0.19%	1.46%	1.04%	1.44%	0.00%	1.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors
Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within JNLNY Separate Account I (the “Company”), as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity

APPENDIX B

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2014 and 2013

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Jackson National Life Insurance Company of New York:

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2014 and 2013, and the related income statements, statements of comprehensive income, equity, and cash flows for each of the years in the three year period ended December 31, 2014. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

March 18, 2015
Columbus, Ohio

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2014	2013
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2014 $1,686,454; 2013 $1,676,782)	$1,789,455	$1,760,609
Trading securities, at fair value	566	827
Policy loans	238	250
Total investments	1,790,259	1,761,686
Cash and cash equivalents	90,829	103,453
Accrued investment income	16,220	16,757
Deferred acquisition costs	297,583	244,983
Deferred sales inducements	5,661	7,403
Reinsurance recoverable, net	119,113	—
Income taxes receivable from Parent	67,309	72,043
Receivable from Parent	1,334	88
Embedded derivative asset	—	68,220
Separate account assets	7,827,657	6,292,938
Total assets	$10,215,965	$8,567,571

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$182,864	$51,072
Other contract holder funds	1,563,817	1,569,055
Reinsurance payable, net	—	51,272
Securities lending payable	6,174	8,756
Deferred income taxes, net	25,329	24,806
Other liabilities	36,453	40,096
Separate account liabilities	7,827,657	6,292,938
Total liabilities	9,642,294	8,037,995

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of tax expense of $13,009 in 2014 and $9,157 in 2013	45,789	38,636
Retained earnings	269,882	232,940
Total stockholder's equity	573,671	529,576
Total liabilities and stockholder's equity	$10,215,965	$8,567,571

See accompanying Notes to Financial Statements.

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2014	2013	2012
Revenues
Fee income	$180,616	$140,543	$110,187
Premium, net of reinsurance	(61,144)	(32,303)	(7,371)
Net investment income	81,690	83,590	80,912
Net realized gains (losses) on investments:
Total other-than-temporary impairments	(2,642)	(2,891)	(7,260)
Portion of other-than-temporary impairments included in other comprehensive income	1,890	2,455	5,095
Net other-than-temporary impairments	(752)	(436)	(2,165)
Other investment gains (losses)	4,018	2,731	(344)
Total net realized gains (losses) on investments	3,266	2,295	(2,509)
Other income	147	157	158
Total revenues	204,575	194,282	181,377
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	27,668	(26,393)	(35,479)
Interest credited on other contract holder funds, net of deferrals	39,481	39,723	42,517
Operating costs and other expenses, net of deferrals	60,430	56,017	51,739
Amortization of deferred acquisition and sales inducement costs	29,718	69,001	51,019
Total benefits and expenses	157,297	138,348	109,796
Pretax income	47,278	55,934	71,581
Income tax expense	10,336	10,251	17,392
Net income	$36,942	$45,683	$54,189

See accompanying Notes to Financial Statements.

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2014	2013	2012
Net income	$36,942	$45,683	$54,189

Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2014 $5,389; 2013 $(21,161); 2012 $17,564)	10,007	(39,300)	32,617

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2014 $526; 2013 $682; 2012 $1,416)	(977)	(1,267)	(2,629)

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2014 $(1,011); 2013 $(1,179); 2012 $1)	(1,877)	(2,189)	3
Total other comprehensive income (loss)	7,153	(42,756)	29,991
Comprehensive income	$44,095	$2,927	$84,180

See accompanying Notes to Financial Statements.

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2011	$2,000	$256,000	$51,401	$133,068	$442,469

Net income	—	—	—	54,189	54,189
Change in unrealized investment gains and (losses), net of tax	—	—	29,991	—	29,991
Balances as of December 31, 2012	2,000	256,000	81,392	187,257	526,649

Net income	—	—	—	45,683	45,683
Change in unrealized investment gains and (losses), net of tax	—	—	(42,756)	—	(42,756)
Balances as of December 31, 2013	2,000	256,000	38,636	232,940	529,576

Net income	—	—	—	36,942	36,942
Change in unrealized investment gains and (losses), net of tax	—	—	7,153	—	7,153
Balances as of December 31, 2014	$2,000	$256,000	$45,789	$269,882	$573,671

See accompanying Notes to Financial Statements.

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2014	2013	2012
Cash flows from operating activities:
Net income	$36,942	$45,683	$54,189
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments	(3,266)	(2,295)	2,509
Interest credited on deposit liabilities, gross	39,553	39,803	42,625
Amortization of discount and premium on investments	(1,140)	(1,094)	(1,065)
Deferred income tax expense	(3,328)	272	(845)
Change in:
Accrued investment income	537	(31)	496
Deferred sales inducements and acquisition costs	(59,027)	1,120	(6,400)
Trading portfolio activity, net	261	(180)	(74)
Income taxes receivable from Parent	4,734	(9,960)	8,444
Claims payable	5,631	9,285	(3,043)
Receivable from Parent	(1,246)	338	(141)
Other assets and liabilities, net	20,508	(22,807)	9,458
Net cash provided by operating activities	40,159	60,134	106,153

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	190,478	171,067	211,958
Purchases	(195,744)	(210,857)	(292,823)
Other investing activities	(2,571)	(815)	7,050
Net cash used in investing activities	(7,837)	(40,605)	(73,815)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,828,977	1,349,791	1,091,816
Withdrawals	(625,021)	(513,648)	(387,958)
Net transfers to separate accounts	(1,248,902)	(858,175)	(703,527)
Net cash (used in) provided by financing activities	(44,946)	(22,032)	331

Net (decrease) increase in cash and cash equivalents	(12,624)	(2,503)	32,669

Cash and cash equivalents, beginning of year	103,453	105,956	73,287
Total cash and cash equivalents, end of year	$90,829	$103,453	$105,956

Supplemental Cash Flow Information
Income tax paid	$8,930	$19,939	$9,794

See accompanying Notes to Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2013 notes to the financial statements have been reclassified to conform to the 2014 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles – Adopted in Current Year
In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists,” in order to explicitly define the financial statement presentation requirements in GAAP. ASU No. 2013-11 provides that unrecognized tax benefits should be presented as a reduction of a deferred tax asset for a net operating loss or other tax credit carryforward when settlement in this manner is available under the tax law. Effective January 1, 2014, the Company adopted ASU No. 2013-11 with no impact on the Company’s financial statements.

Changes in Accounting Principles – Issued but Not Yet Adopted
In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

In June 2014, the FASB issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures.” The new guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing such that they will be consistent with secured borrowing accounting. In addition, the guidance requires new disclosures for all repurchase agreements and securities lending transactions. ASU No. 2014-11 is effective for periods beginning after December 15, 2014 and is not expected to have a material impact on the Company’s financial statements.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $28.1 million and $33.4 million as of December 31, 2014 and 2013, respectively.

Fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. During 2013, Jackson-NY amended its reinsurance contract with its Parent related to guaranteed minimum withdrawal benefits (“GMWB”) associated with variable

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

annuities. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding this amendment are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2014 and 2013, deferred acquisition costs decreased by $42.0 million and $33.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4% for both 2014 and 2013, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2014 and 2013, projected returns after the next five years were set at 7.4%. At December 31, 2014 and 2013, projected returns under mean reversion were within the ranged bounded by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2014, 2013 and 2012.

        Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2014 and 2013, deferred sales inducements decreased by $2.2 million and $2.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2014, 2013 and 2012.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business. Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers. Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Mortality assumptions range from 30% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 3.5% to 6.0%. Lapse and expense assumptions are based on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

        Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company’s financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2014 and 2013, the separate account assets and liabilities associated with variable life and annuity contracts were $7,827.7 million and $6,292.9 million, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 18, 2015, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company’s strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2014, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2014, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $5.9 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2014
AAA	19.0%
AA	7.1%
A	33.7%
BBB	35.0%
Investment grade	94.8%
BB	2.5%
B and below	2.7%
Below investment grade	5.2%
Total fixed maturities	100.0%

At December 31, 2014, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 75% were investment grade, 11% were below investment grade and 14% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 46% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2014, the industries accounting for the larger percentage of unrealized losses included energy (34% of fixed maturities gross unrealized losses) and basic industry (8%). The largest unrealized loss related to a single corporate obligor was $336 thousand at December 31, 2014.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2014	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$68,217	$4,153	$—	$72,370	$—
Public utilities	129,064	14,565	145	143,484	—
Corporate securities	1,120,463	69,536	5,899	1,184,100	—
Residential mortgage-backed	78,924	3,137	1,859	80,202	(3,069)
Commercial mortgage-backed	203,948	17,407	237	221,118	(158)
Other asset-backed securities	85,838	2,652	309	88,181	(691)
Total fixed maturities	$1,686,454	$111,450	$8,449	$1,789,455	$(3,918)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2013	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$58,381	$3,684	$—	$62,065	$—
Public utilities	129,436	9,954	1,086	138,304	—
Corporate securities	1,101,126	65,690	15,753	1,151,063	—
Residential mortgage-backed	93,021	2,219	3,086	92,154	(2,125)
Commercial mortgage-backed	211,648	22,916	1,871	232,693	—
Other asset-backed securities	83,170	1,709	549	84,330	—
Total fixed maturities	$1,676,782	$106,172	$22,345	$1,760,609	$(2,125)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2014, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$48,127	$649	$—	$48,776
Due after 1 year through 5 years	307,535	30,333	100	337,768
Due after 5 years through 10 years	872,300	44,020	5,934	910,386
Due after 10 years through 20 years	60,303	6,946	10	67,239
Due after 20 years	29,479	6,306	—	35,785
Residential mortgage-backed	78,924	3,137	1,859	80,202
Commercial mortgage-backed	203,948	17,407	237	221,118
Other asset-backed securities	85,838	2,652	309	88,181
Total	$1,686,454	$111,450	$8,449	$1,789,455

Fixed maturities with a carrying value of $533 thousand and $553 thousand at December 31, 2014 and 2013, respectively, were on deposit with the state of New York as required by state insurance law.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, there were no fixed maturities in default that were anticipated to be income producing when purchased and no fixed maturities that have been non-income producing for the preceding 12 months.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value

Prime	$14,660	$603	$129	$15,134
Alt-A	14,030	600	86	14,544
Subprime	19,482	202	1,626	18,058
Total non-agency RMBS	$48,172	$1,405	$1,841	$47,736

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2013	Cost	Gains	Losses	Value

Prime	$19,373	$386	$420	$19,339
Alt-A	16,178	592	102	16,668
Subprime	23,727	82	2,396	21,413
Total non-agency RMBS	$59,278	$1,060	$2,918	$57,420

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2014			December 31, 2013
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$8	$1,989	1	$1,086	$26,846	17
Corporate securities	3,036	87,081	68	13,338	274,205	167
Residential mortgage-backed	72	11,126	4	424	15,622	6
Commercial mortgage-backed	—	—	—	1,167	26,441	13
Other asset-backed securities	82	21,229	14	181	19,988	13
Total temporarily impaired securities	$3,198	$121,425	87	$16,196	$363,102	216

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$137	$5,854	3	$—	$—	—
Corporate securities	2,863	98,828	60	2,415	24,329	13
Residential mortgage-backed	1,787	14,741	9	2,662	18,908	14
Commercial mortgage-backed	237	9,051	5	704	3,834	2
Other asset-backed securities	227	10,973	7	368	6,782	6
Total temporarily impaired securities	$5,251	$139,447	84	$6,149	$53,853	35

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$145	$7,843	4	$1,086	$26,846	17
Corporate securities	5,899	185,909	128	15,753	298,534	180
Residential mortgage-backed	1,859	25,867	13	3,086	34,530	20
Commercial mortgage-backed	237	9,051	5	1,871	30,275	15
Other asset-backed securities	309	32,202	21	549	26,770	19
Total temporarily impaired securities	$8,449	$260,872	171	$22,345	$416,955	251

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2014 and 2013, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2014 and 2013, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

        The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2014	2013	2012
Available-for-sale securities
Realized gains on sale	$4,439	$3,057	$2,449
Realized losses on sale	(421)	(326)	(2,793)
Impairments:
Total other-than-temporary impairments	(2,642)	(2,891)	(7,260)
Portion of other-than-temporary impairments included in other comprehensive income	1,890	2,455	5,095
Net other-than-temporary impairments	(752)	(436)	(2,165)
Net realized gains (losses) on investments	$3,266	$2,295	$(2,509)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2014, 2013 and 2012 was $18.4 million, $5.9 million and $12.9 million, respectively, which was approximately 98%, 95% and 82% of book value, respectively.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2014	2013

Cumulative credit loss beginning balance	$8,593	$8,249
Additions:
New credit losses	131	98
Incremental credit losses	621	338
Reductions:
Securities sold, paid down or disposed of	(702)	—
Securities where there is intent to sell	(131)	(92)
Cumulative credit loss ending balance	$8,512	$8,593

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2014 and 2013, the estimated fair value of loaned securities was $5.9 million and $8.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2014 and 2013, cash collateral received in the amount of $6.2 million and $8.8 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,789,455	$1,789,455	$1,760,609	$1,760,609
Trading securities	566	566	827	827
Policy loans	238	238	250	250
Cash and cash equivalents	90,829	90,829	103,453	103,453
Reinsurance recoverable, net (1)	114,699	114,699	—	—
Embedded derivative asset	—	—	68,220	68,220
Separate account assets	7,827,657	7,827,657	6,292,938	6,292,938

Liabilities
Annuity reserves (2)	$1,623,409	$2,163,786	$1,521,804	$1,842,779
Reinsurance payable, net (1)	—	—	53,842	53,842
Securities lending payable	6,174	6,174	8,756	8,756
Separate account liabilities	7,827,657	7,827,657	6,292,938	6,292,938

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2014 and 2013, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds, which are categorized as Level 1 assets. The value of separate account liabilities are set equal to the value of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$72,370	$72,370	$—	$—
Public utilities	143,484	—	143,484	—
Corporate securities	1,184,099	—	1,184,099	—
Residential mortgage-backed	80,203	—	80,203	—
Commercial mortgage-backed	221,118	—	221,072	46
Other asset-backed securities	88,181	—	88,181	—
Trading securities	566	566	—	—
Reinsurance recoverable, net (1)	114,699	—	—	114,699
Separate account assets	7,827,657	7,827,657	—	—
Total	$9,732,377	$7,900,593	$1,717,039	$114,745

Liabilities
Embedded derivative liability	$107,729	$—	$—	$107,729
Separate account liabilities (2)	7,827,657	7,827,657	—	—
Total	$7,935,386	$7,827,657	$—	$107,729

	December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$62,065	$62,065	$—	$—
Public utilities	138,304	—	138,304	—
Corporate securities	1,151,063	—	1,151,063	—
Residential mortgage-backed	92,154	—	92,154	—
Commercial mortgage-backed	232,693	—	232,579	114
Other asset-backed securities	84,330	—	84,330	—
Trading securities	827	827	—	—
Embedded derivative asset	68,220	—	—	68,220
Separate account assets	6,292,938	6,292,938	—	—
Total	$8,122,594	$6,355,830	$1,698,430	$68,334

Liabilities
Reinsurance payable, net (1)	$53,842	$—	$—	$53,842
Separate account liabilities (2)	6,292,938	6,292,938	—	—
Total	$6,346,780	$6,292,938	$—	$53,842
(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

(2) The value of the separate account liabilities is set equal to the value of the separate account assets.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2014
Assets	Total	Internal	External
Commercial mortgage-backed	$46	$46	$—
Reinsurance recoverable, net (1)	114,699	114,699	—
Total	$114,745	$114,745	$—

Liabilities
Embedded derivative liability	$107,729	$107,729	$—

	December 31, 2013
Assets	Total	Internal	External
Commercial mortgage-backed	$114	$114	$—
Embedded derivative asset	68,220	68,220	—
Total	$68,334	$68,334	$—

Liabilities
Reinsurance payable, net (1)	$53,842	$53,842	$—

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands).

	As of December 31, 2014
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$114,699	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$107,729	Discounted cash flow	See below	See below	See below

	As of December 31, 2013
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Embedded derivative asset	$68,220	Discounted cash flow	See below	See below	See below

Liabilities
Reinsurance payable, net (1)	$53,842	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

As of December 31, 2014 and 2013, commercial mortgage-backed securities of $46 thousand and $114 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The tables below provide rollforwards for 2014 and 2013 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
(in thousands)	Fair Value as of January 1, 2014	Net Income	Other Comprehensive Income	Purchases, Sales, Issuances and Settlements	Transfers in and/or out of Level 3	Fair Value as of December 31, 2014
Assets
Commercial mortgage-backed	$114	$(459)	$391	$—	$—	$46
Reinsurance (payable) recoverable, net (1)	(53,842)	168,541	—	—	—	114,699

Liabilities
Embedded derivative asset (liability)	$68,220	$(175,949)	$—	$—	$—	$(107,729)

		Total Realized/Unrealized Gains (Losses) Included in
(in thousands)	Fair Value as of January 1, 2013	Net Income	Other Comprehensive Income	Purchases, Sales, Issuances and Settlements	Transfers in and/or out of Level 3	Fair Value as of December 31, 2013
Assets
Commercial mortgage-backed	$—	$(267)	$267	$—	$114	$114
Reinsurance recoverable (payable), net (1)	53,153	(106,995)	—	—	—	(53,842)

Liabilities
Embedded derivative (liability) asset	$(73,325)	$141,545	$—	$—	$—	$68,220

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

There were no transfers between Level 2 and Level 3 in 2014. During 2013, the Company transferred securities with a fair value of $114 thousand from Level 2 to Level 3 as a result of the use of significant unobservable inputs as the Company was not able to obtain pricing from an independent pricing service. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2014 or 2013.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2014 and 2013, was as follows (in thousands):

	2014	2013
Assets
Commercial mortgage-backed	$(68)	$—
Reinsurance recoverable (payable), net (1)	168,541	(106,995)

Liabilities
Embedded derivative (liability) asset	$(175,949)	$141,545

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Nonrecurring Fair Value Measurements
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2014		December 31, 2013
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Policy loans	Level 3	$238	$238	$250	$250

Liabilities
Annuity reserves (1)	Level 3	$1,515,680	$2,056,057	$1,521,804	$1,842,779
Securities lending payable	Level 2	6,174	6,174	8,756	8,756

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2014	2013	2012
Balance, beginning of year	$244,983	$216,638	$227,263
Deferrals of acquisition costs	88,201	67,328	53,832
Amortization related to:
Operations	(26,468)	(62,949)	(47,750)
Net realized (gains) losses	(635)	(447)	478
Total amortization	(27,103)	(63,396)	(47,272)
Unrealized investment (gains) losses	(8,498)	24,413	(17,185)
Balance, end of year	$297,583	$244,983	$216,638

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2014	2013	2012
Balance, beginning of year	$7,403	$9,617	$11,172
Deferrals of sales inducements	544	553	3,586
Amortization related to:
Operations	(2,582)	(5,579)	(3,786)
Net realized (gains) losses	(33)	(26)	39
Total amortization	(2,615)	(5,605)	(3,747)
Unrealized investment losses (gains)	329	2,838	(1,394)
Balance, end of year	$5,661	$7,403	$9,617

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

Jackson-NY also cedes 90% of the GMWB associated with variable annuities to its Parent. The original reinsurance agreement, covering contracts issued prior to 2009, resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet. The deferred gain is being amortized into income over the life of the business. Effective June 30, 2013, with the approval of the Superintendent of Insurance for the state of New York, this reinsurance agreement was amended to include all current and future variable annuity contracts issued by the Company. The transaction resulted in the payment of $3.7 million of premium, reduction of the embedded derivative asset by $0.7 million, reduction of reserves for future policy benefits and claims payable by $0.5 million, and accelerated amortization of DAC of $30.3 million, resulting in a pretax loss of $34.2 million. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $60.3 million, $31.4 million and $6.5 million in 2014, 2013 and 2012, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Direct premiums	$423	$489	$529
Less reinsurance ceded:
Life	(359)	(414)	(443)
Guaranteed annuity benefits	(61,208)	(32,378)	(7,457)
Net premiums	$(61,144)	$(32,303)	$(7,371)

As described in Note 8, the direct GMWB reserve at December 31, 2013 was an asset. Accordingly the associated reinsurance recoverable was reflected as a liability in the accompanying balance sheet.

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $158.4 million, $(93.2) million, and $(20.4) million in 2014, 2013 and 2012, respectively.

Components of the reinsurance recoverable (payable) were as follows (in thousands):

	December 31,
	2014	2013
Reinsurance recoverable (payable):
Ceded reserves	$119,114	$(51,275)
Ceded other	(1)	3
Total	$119,113	$(51,272)

Reserves recoverable from the Parent totaled $99.3 million and $0.3 million at December 31, 2014 and 2013, respectively. In addition, reinsurance payable to the Parent totaled nil and $61.4 million at December 31, 2014 and 2013, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2014	2013
Direct life insurance in-force	$265,223	$296,299
Amounts ceded to other companies	(198,065)	(226,342)
Net life insurance in-force	$67,158	$69,957

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances as of December 31 (in thousands):

	2014	2013
Traditional life	$2,390	$2,558
Guaranteed benefits	141,486	15,107
Claims payable	38,959	33,328
Other	29	79
Total	$182,864	$51,072

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts as of December 31 (in thousands):

	2014	2013
Interest-sensitive life	$8,452	$7,877
Variable annuity fixed option	938,560	911,272
Fixed annuity	616,805	649,906
Total	$1,563,817	$1,569,055

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2014, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.99% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.27% average guaranteed rate.

At both December 31, 2014 and 2013, approximately 97% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, approximately 87% and 82%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2014
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$28.4	$312.3	$340.7
>1.0% - 2.0%	87.0	288.6	375.6
>2.0% - 3.0%	448.7	337.7	786.4
Total	$564.1	$938.6	$1,502.7

	2013
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$24.6	$254.9	$279.5
>1.0% - 2.0%	93.4	284.1	377.5
>2.0% - 3.0%	480.6	372.3	852.9
Total	$598.6	$911.3	$1,509.9

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or at a specified date during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

December 31, 2014	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$5,731.9	$61.8	64.3 years
GMWB - Premium only	0%	259.5	2.7
GMWB - For life	0-5%*	26.0	1.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,433.2	43.0	64.7 years
GMWB - Highest anniversary only		230.0	7.3
GMWB - For life		60.1	4.3
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	120.3	26.2		1.3 years
GMWB - For life	0-8%*	5,625.4	187.9

December 31, 2013	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$4,718.9	$39.5	64.2 years
GMWB - Premium only	0%	283.9	3.5
GMWB - For life	0-5%*	30.1	1.3
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,233.4	39.3	64.7 years
GMWB - Highest anniversary only		240.7	8.6
GMWB - For life		65.4	4.8
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	131.7	24.4		2.2 years
GMWB - For life	0-8%*	4,507.9	107.9

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2014	2013
Equity	$4,731.8	$3,844.2
Bond	1,067.5	974.2
Balanced	1,292.8	1,090.3
Money market	41.6	46.2
Total	$7,133.7	$5,954.9

GMDB liabilities reflected in the general account were as follows (in millions):

	2014	2013	2012
Balance at January 1	$13.8	$6.7	$7.1
Incurred guaranteed benefits	17.0	8.3	2.4
Paid guaranteed benefits	(0.9)	(1.2)	(2.8)
Balance at December 31	$29.9	$13.8	$6.7

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2014 and 2013 (except where noted):
1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 61% to 100% of the Annuity 2000 table.
4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40%, with an average of 4% during the surrender charge period and 8% thereafter.
5)	Discount rates: 7.4% on 2014 and 2013 issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $107.7 million at December 31, 2014, and was reported in reserves for future policy benefits and claims payable. The fair valued GMWB had an asset value of $68.2 million at December 31, 2013 and was reported as an embedded derivative.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated similar to the GMDB liability with the sole exception that the reserve calculation uses a series of stochastic investment performance scenarios. At December 31, 2014 and 2013, these GMWB reserves totaled $2.6 million and $0.4 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2014 and 2013, are consistent with those used for calculating the GMDB liability. At December 31, 2014 and 2013, GMIB reserves totaled $1.2 million and $0.9 million, respectively.

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Current tax expense	$13,664	$9,979	$18,237
Deferred tax (benefit) expense	(3,328)	272	(845)
Income tax expense	$10,336	$10,251	$17,392

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2014, 2013 and 2012 as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Income taxes at statutory rate	$16,547	$19,577	$25,053
Dividends received deduction	(6,238)	(9,361)	(7,233)
Other	27	35	(428)
Income tax expense	$10,336	$10,251	$17,392

Effective tax rate	21.9%	18.3%	24.3%

Federal income taxes paid to Jackson in 2014, 2013 and 2012 were $8.9 million, $19.9 million and $9.8 million, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2014	2013
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$97,634	$73,825
Other-than-temporary impairments and other investment items	5,948	6,794
Other, net	—	1,408
Total gross deferred tax asset	103,582	82,027

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(92,814)	(77,493)
Net unrealized gains on available for sale securities	(36,051)	(29,340)
Other, net	(46)	—
Total gross deferred tax liability	(128,911)	(106,833)

Net deferred tax liability	$(25,329)	$(24,806)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2014, it is more likely than not that the deferred tax assets, will be realized. At December 31 2014 and 2013, the Company did not have a valuation allowance.

In 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (“DRD”) on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department’s and the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. In February 2014, the IRS issued Revenue Ruling 2014-7, which merely republishes the noncontroversial first holding of Revenue 2007-54 regarding the amount of life insurance reserves taken into account for tax purposes for a variable annuity when some or all of the reserves are part of the Company’s separate account reserves. The new revenue ruling modifies and supersedes Revenue Ruling 2007-54, which effectively revokes the controversial second holding of Revenue Ruling 2007-54 that had a negative impact on DRD computations. The new ruling also states that Revenue Ruling 2007-61 is obsolete. This administrative action does not foreclose any future regulations on the computation of the Company’s share of the DRD. However, it is likely that any regulations that the IRS proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006. Jackson-NY did not agree with the assessment and filed a protest with the Appellate Division of the IRS. In February 2013, the IRS fully conceded the separate account DRD issue, for the years under examination, in favor of the Company after obtaining approval from the Joint Committee on Taxation.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represents tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2014, 2013 or 2012.

Based on information available as of December 31, 2014, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

10.	Contingencies

The Company has received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws. Concurrently, some regulators and state legislatures have required life insurance companies to take additional steps to identify unreported deceased policy and contract holders. Additionally, certain states are contracting with independent firms to perform specific unclaimed property audits or targeted market conduct examinations covering claims settlement practices and procedures for escheating unclaimed property. Any regulatory audits, related examination activity and internal reviews may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

In March 2013, the state of New York initiated a franchise/premium tax audit of the Company for 2009 and 2010. An issue was raised with respect to the calculation of the cap or limit on the maximum amount of taxes due each year. In 2013, the Company recorded $6.4 million ($4.2 million after-tax) for the additional tax liability, which was reduced by a payment of $2.6 million “under protest” to stop the further accrual of interest and preserve its appellate rights should they choose to pursue a refund. The total ending liability was therefore $3.8 million. In June 2014, the state of New York formally conceded the issue in the Company’s favor. The accrual was reversed, amounts deposited “under protest” have been refunded, and the matter is considered closed.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2014 or 2013. No dividends were paid to Jackson in 2014, 2013 or 2012. No capital contributions were made in 2014, 2013 or 2012.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $409.8 million and $370.9 million at December 31, 2014 and 2013, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $32.7 million, $57.6 million and $46.2 million in 2014, 2013 and 2012, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2014 the Company’s TAC was more than 1,500% of the Company action level RBC.

12.	Other Related Party Transactions

The Company’s investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.4 million, $1.4 million and $1.3 million to PPM for investment advisory services during 2014, 2013 and 2012, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $12.9 million, $10.0 million and $10.6 million in 2014, 2013 and 2012, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $4.2 million, $3.9 million and $4.1 million in 2014, 2013 and 2012, respectively.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.3 million, $0.1 million and $0.3 million in 2014, 2013 and 2012, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2014 and 2013, Jackson’s liability for the Company’s portion of such plans totaled $4.1 million and $2.8 million, respectively. There were no expenses related to these plans in 2014, 2013 or 2012.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2014	2013
Balance, beginning of year	$38,636	$81,392
OCI before reclassifications	9,030	(40,567)
Amounts reclassified from AOCI	(1,877)	(2,189)
Balance, end of year	$45,789	$38,636

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI		Affected Line Item in the Income Staement
	December 31,
	2014	2013
Net unrealized investment loss:
Net realized loss on investments	$(2,547)	$(3,171)	Other net investment losses
Other-than-temporary impairments	(341)	(197)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(2,888)	(3,368)
Income tax benefit	1,011	1,179
Reclassifications, net of income taxes	$(1,877)	$(2,189)

 36

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2014
Statements of Operations for the period ended December 31, 2014
Statements of Changes in Net Assets for the periods ended December 31, 2014, and 2013
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2014, and 2013
Consolidated Income Statements for the years ended December 31, 2014, 2013, and 2012
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2014, 2013, and 2012
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013, and 2012
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                Description
No.

1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.                     Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (Files Nos. 333-175720 and 811-08401).

d.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

e.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

f.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.
Form of the Perspective Focus Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

f.	Form of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

g.	Form of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

h.	Form of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

i.
Form of Waiver of Withdrawal Charges for Extended Care Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

j.	Form of Amended 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

k.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

l.	Form of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

m.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

n.	Form of Fixed Account Option Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

q.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

r.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

s.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

t.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

u.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

v.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

w.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

z.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

cc.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement,  incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

gg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21, filed on December 31, 2008 (File Nos. 333-81266 and 08401).

hh.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21, filed on December 31, 2008 (File Nos. 333-81266 and 08401).

ii.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed September 24, 2009 (File Nos. 333-81266 and 08401).

jj.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed September 24, 2009 (File Nos. 333-81266 and 08401).

kk.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

b.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 2003 (File Nos. 333-81266 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 4 filed on December 15, 2003 (File Nos. 333-37175 and 811-08401).

b.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 6, 2008 (Files Nos. 333-70384 and 08401).

d.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 22 filed on April 2, 2009 (Files Nos. 333-70384 and 08401).

e.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on April 30, 2010 (Files Nos. 333-70384 and 08401).

f.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011,incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 filed on April 28, 2011 (File Nos. 333-81266 and 811-08401).

h.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 27 filed on August 26, 2011 (File Nos. 333-81266 and 811-08401).

i.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to Registrant's Post-Effective Amendment No. 29, filed on April 26, 2012 (File Nos. 333-81266 and 811-08401).

j.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 1 to the  Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

l.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant's Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

8.	Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.                        Opinion and Consent of Counsel, attached hereto.

10.                   Consent of Independent Registered Public Accounting Firm, attached hereto.

11.                   Not Applicable.

12.                   Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President

1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Head of U.S. Wealth Management and
7601 Technology Way	Distribution & Director
Denver, CO 80237

David A. Collins	Vice President & Deputy Chief Risk Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

William Devanney	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President, Chief Compliance & Governance Officer,
1 Corporate Way	Assistant Secretary & Director
Lansing, MI 48951

Guillermo E. Guerra	Vice President
1 Corporate Way
Lansing, MI 48951

John K. Haack	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President, Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert G. May, III	Chief Administrative Officer &
275 Grove Street	Director
Building #2
4th floor
Auburndale, MA 02466

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Thomas J. Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President & Chief Executive Officer
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York ("Depositor"), a stock life insurance company organized under the laws of the state of New York.  The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 19, filed on April 20, 2015 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of February 18, 2015

Perspective Focus Contracts:

Qualified – 49
Non-qualified –66

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)            Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Manager
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Vice President
300 Innovation Drive
Franklin, TN 37067

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Steven O'Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
1640 Powers Ferry Road
Bldg. 20
Marietta, GA 30067

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Kezia Samuel	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 24th day of April, 2015.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 24, 2015
Michael A. Wells, President and
Chief Executive Officer

*	April 24, 2015
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	April 24, 2015
Herbert G. May, III, Chief Administrative Officer
and Director

/s/ THOMAS J. MEYER	April 24, 2015
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	April 24, 2015
Laura L. Hanson, Vice President and
Director

*	April 24, 2015
John H. Brown, Vice President and Director

*	April 24, 2015
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	April 24, 2015
Julia A. Goatley, Senior Vice President, Chief
Compliance and Governance Officer, Assistant
Secretary and Director

*	April 24, 2015
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

*	April 24, 2015
Gregory P. Cicotte, Executive Vice President,
Head of U.S. Wealth Management and
Distribution and Director

*	April 24, 2015
Donald B. Henderson, Jr., Director

*	April 24, 2015
David L. Porteous, Director

*	April 24, 2015
Donald T. DeCarlo, Director

*	April 24, 2015
Gary H. Torgow, Director

*	April 24, 2015
John C. Colpean, Director

* By:    /s/ THOMAS J. MEYER
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the "Depositor"), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, 333-183047, and 333-192972), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 11th day of December, 2014.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY, III
______________________________________________
Herbert G. May, III, Chief Administrative Officer and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General Counsel, Secretary and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Senior Vice President, Chief Compliance and Governance Officer, Assistant Secretary and Director

/s/ GREGORY P. CICOTTE
______________________________________________
Gregory P. Cicotte, Director

/s/ LAURA L. HANSON
______________________________________________
Laura L. Hanson, Vice President and Director

/s/ THOMAS P. HYATTE
______________________________________________
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

/s/ DONALD B. HENDERSON, JR.
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow, Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean, Director

EXHIBIT LIST

Exhibit No.                          Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.